Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-77.00%
Aerospace & Defense-0.53%
General Dynamics Corp., 2.25%, 11/15/2022	$10,993,000	$11,003,641
Air Freight & Logistics-0.53%
United Parcel Service, Inc., 2.45%, 10/01/2022	10,991,000	11,008,720
Automobiles-2.95%
American Honda Finance Corp.
2.20%, 06/27/2022	8,248,000	8,251,582
0.40%, 10/21/2022	6,042,000	6,011,622
2.60%, 11/16/2022	5,564,000	5,576,267
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	5,496,000	5,496,677
Toyota Motor Credit Corp.
2.80%, 07/13/2022	5,501,000	5,511,788
0.45%, 07/22/2022	8,247,000	8,234,024
2.15%, 09/08/2022	9,898,000	9,903,294
0.35%, 10/14/2022	12,642,000	12,563,263
		61,548,517
Banks-17.71%
Bank of Montreal (Canada)
2.35%, 09/11/2022	12,346,000	12,362,078
2.55%, 11/06/2022	11,123,000	11,144,968
Bank of Nova Scotia (The) (Canada), 2.45%, 09/19/2022	11,557,000	11,579,845
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	16,750,000	17,044,331
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	11,146,000	11,151,922
Citigroup, Inc.
4.05%, 07/30/2022	9,948,000	9,985,374
2.70%, 10/27/2022	19,583,000	19,635,106
Huntington National Bank (The), 2.50%, 08/07/2022	7,802,000	7,807,468
JPMorgan Chase & Co., 3.25%, 09/23/2022	31,592,000	31,728,675
KeyBank N.A.
2.40%, 06/09/2022	6,346,000	6,347,456
2.30%, 09/14/2022	8,363,000	8,372,564
M&T Bank Corp., 3.65%, 12/06/2022	5,577,000	5,597,257
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 07/18/2022	25,300,000	25,331,300
2.67%, 07/25/2022	22,398,000	22,437,487
Mizuho Financial Group, Inc. (Japan), 2.60%, 09/11/2022	11,330,000	11,352,025
MUFG Union Bank N.A., 2.10%, 12/09/2022	7,790,000	7,785,656
NatWest Group PLC (United Kingdom), 6.13%, 12/15/2022	14,585,000	14,821,962
PNC Bank N.A.
2.45%, 07/28/2022	8,395,000	8,402,132
2.70%, 11/01/2022	11,241,000	11,268,411
PNC Financial Services Group, Inc. (The), 2.85%, 11/09/2022(b)	5,834,000	5,852,652
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	8,385,000	8,399,931
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 07/12/2022	20,510,000	20,533,257
2.78%, 10/18/2022	14,013,000	14,065,887
	Principal Amount	Value
Banks-(continued)
Truist Bank, 2.45%, 08/01/2022	$11,004,000	$11,012,533
U.S. Bancorp, 2.95%, 07/15/2022	14,294,000	14,303,316
UBS AG (Switzerland), 7.63%, 08/17/2022	22,439,000	22,652,073
Wells Fargo & Co., 2.63%, 07/22/2022	18,097,000	18,123,863
		369,099,529
Biotechnology-4.76%
AbbVie, Inc.
2.90%, 11/06/2022	32,628,000	32,697,751
3.20%, 11/06/2022	10,988,000	11,020,450
2.30%, 11/21/2022	33,463,000	33,449,550
Biogen, Inc., 3.63%, 09/15/2022	10,993,000	11,037,009
Gilead Sciences, Inc., 3.25%, 09/01/2022	10,993,000	11,007,154
		99,211,914
Capital Markets-3.48%
Bank of New York Mellon Corp. (The), 1.95%, 08/23/2022	11,230,000	11,232,702
BlackRock, Inc., 3.38%, 06/01/2022	8,241,000	8,241,000
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	12,209,000	12,222,182
Morgan Stanley, 4.88%, 11/01/2022	21,931,000	22,180,839
Morgan Stanley Domestic Holdings, Inc., 2.95%, 08/24/2022	6,597,000	6,606,576
Nasdaq, Inc., 0.45%, 12/21/2022	6,598,000	6,514,948
Northern Trust Corp., 2.38%, 08/02/2022	5,546,000	5,551,002
		72,549,249
Chemicals-0.66%
Celanese US Holdings LLC, 4.63%, 11/15/2022	5,496,000	5,542,430
Eastman Chemical Co., 3.60%, 08/15/2022	2,157,000	2,160,032
Mosaic Co. (The), 3.25%, 11/15/2022	6,048,000	6,066,156
		13,768,618
Commercial Services & Supplies-0.27%
Waste Management, Inc., 2.90%, 09/15/2022	5,563,000	5,565,307
Communications Equipment-0.27%
Cisco Systems, Inc., 3.00%, 06/15/2022	5,575,000	5,578,854
Consumer Finance-2.42%
American Express Co.
2.50%, 08/01/2022	20,687,000	20,705,228
2.65%, 12/02/2022	13,986,000	14,024,553
Capital One N.A.
2.65%, 08/08/2022	4,045,000	4,048,717
2.15%, 09/06/2022	5,999,000	6,000,501
Discover Financial Services, 3.85%, 11/21/2022	5,563,000	5,597,706
		50,376,705
Diversified Financial Services-0.40%
ORIX Corp. (Japan), 2.90%, 07/18/2022	8,240,000	8,248,922
Electric Utilities-1.13%
Duke Energy Corp., 2.40%, 08/15/2022	5,493,000	5,496,449
Entergy Corp., 4.00%, 07/15/2022	7,242,000	7,242,711
ITC Holdings Corp., 2.70%, 11/15/2022	5,494,000	5,498,753
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	5,294,000	5,356,231
		23,594,144
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.85%
Eaton Corp., 2.75%, 11/02/2022	$17,589,000	$17,637,101
Electronic Equipment, Instruments & Components-0.31%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	6,594,000	6,528,060
Entertainment-0.81%
TWDC Enterprises 18 Corp., 2.35%, 12/01/2022	11,227,000	11,248,170
Walt Disney Co. (The), 1.65%, 09/01/2022	5,567,000	5,561,880
		16,810,050
Equity REITs-1.52%
MPT Operating Partnership L.P./MPT Finance Corp.
5.25%, 08/01/2026	5,497,000	5,515,590
5.00%, 10/15/2027	15,393,000	15,260,405
Public Storage, 2.37%, 09/15/2022	5,500,000	5,502,110
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	5,493,000	5,499,751
		31,777,856
Food & Staples Retailing-1.05%
Walgreen Co., 3.10%, 09/15/2022	8,039,000	8,064,839
Walmart, Inc., 2.35%, 12/15/2022	13,742,000	13,790,949
		21,855,788
Food Products-0.66%
General Mills, Inc., 2.60%, 10/12/2022	5,500,000	5,510,068
McCormick & Co., Inc., 2.70%, 08/15/2022	8,246,000	8,254,890
		13,764,958
Health Care Equipment & Supplies-0.37%
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	7,694,000	7,691,414
Health Care Providers & Services-4.59%
Aetna, Inc., 2.75%, 11/15/2022	12,093,000	12,111,801
Anthem, Inc., 2.95%, 12/01/2022	8,246,000	8,264,758
Centene Corp., 4.25%, 12/15/2027	26,455,000	26,380,595
CommonSpirit Health, 2.95%, 11/01/2022	5,492,000	5,513,099
CVS Health Corp., 2.75%, 12/01/2022	13,739,000	13,766,087
Humana, Inc., 3.15%, 12/01/2022	8,598,000	8,635,427
UnitedHealth Group, Inc.
3.35%, 07/15/2022	10,990,000	11,016,573
2.38%, 10/15/2022	9,893,000	9,910,934
		95,599,274
Hotels, Restaurants & Leisure-0.65%
Hyatt Hotels Corp., 1.80%, 10/01/2024	8,240,000	7,898,897
Starbucks Corp., 2.70%, 06/15/2022	5,593,000	5,595,464
		13,494,361
Household Durables-0.62%
Lennar Corp., 4.75%, 11/15/2022	6,315,000	6,351,204
NVR, Inc., 3.95%, 09/15/2022	6,657,000	6,660,697
		13,011,901
Household Products-0.98%
Clorox Co. (The), 3.05%, 09/15/2022	6,685,000	6,685,803
Procter & Gamble Co. (The), 2.15%, 08/11/2022	13,737,000	13,752,932
		20,438,735
	Principal Amount	Value
Industrial Conglomerates-1.12%
3M Co., 2.00%, 06/26/2022	$6,595,000	$6,596,260
General Electric Co.
3.15%, 09/07/2022	5,850,000	5,868,636
2.70%, 10/09/2022	7,330,000	7,337,258
Honeywell International, Inc., 0.48%, 08/19/2022	3,542,000	3,534,068
		23,336,222
Insurance-0.89%
Aon Corp., 2.20%, 11/15/2022	7,520,000	7,515,449
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	10,995,000	11,028,825
		18,544,274
Internet & Direct Marketing Retail-0.66%
Amazon.com, Inc., 2.50%, 11/29/2022	13,739,000	13,768,171
IT Services-3.47%
Fiserv, Inc., 3.50%, 10/01/2022	7,806,000	7,813,949
International Business Machines Corp.
1.88%, 08/01/2022	11,230,000	11,234,565
2.88%, 11/09/2022	10,510,000	10,556,560
VeriSign, Inc., 4.75%, 07/15/2027	6,209,000	6,211,443
Visa, Inc.
2.15%, 09/15/2022	11,230,000	11,238,484
2.80%, 12/14/2022	25,142,000	25,251,345
		72,306,346
Machinery-2.51%
Caterpillar Financial Services Corp.
2.85%, 06/01/2022	5,492,000	5,492,000
2.40%, 06/06/2022	6,596,000	6,596,703
1.90%, 09/06/2022	8,244,000	8,245,893
1.95%, 11/18/2022	8,240,000	8,228,326
2.55%, 11/29/2022	6,598,000	6,620,686
Deere & Co., 2.60%, 06/08/2022	10,548,000	10,550,135
John Deere Capital Corp., 2.15%, 09/08/2022	6,596,000	6,600,072
		52,333,815
Media-1.35%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	15,780,000	15,784,243
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	12,037,000	12,443,352
		28,227,595
Metals & Mining-0.32%
Nucor Corp., 4.13%, 09/15/2022	6,596,000	6,604,083
Multi-Utilities-1.12%
DTE Energy Co.
2.25%, 11/01/2022	7,497,000	7,508,924
Series H, 0.55%, 11/01/2022	8,240,000	8,173,436
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	7,697,000	7,699,503
		23,381,863
Oil, Gas & Consumable Fuels-4.25%
BP Capital Markets PLC (United Kingdom), 2.50%, 11/06/2022	10,988,000	10,995,688
Chevron Corp., 2.36%, 12/05/2022	21,982,000	22,009,321
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	7,699,991	7,704,113

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P./Regency Energy Finance Corp., 5.00%, 10/01/2022	$7,698,000	$7,717,300
Exxon Mobil Corp., 1.90%, 08/16/2022	8,240,000	8,243,164
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	11,134,000	11,134,000
ONEOK Partners L.P., 3.38%, 10/01/2022	9,845,000	9,853,309
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	10,994,000	10,996,336
		88,653,231
Pharmaceuticals-2.70%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	10,988,000	10,989,690
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	8,248,000	8,249,492
3.25%, 08/15/2022	9,395,000	9,428,247
Merck & Co., Inc., 2.40%, 09/15/2022	10,995,000	11,000,028
Novartis Capital Corp. (Switzerland), 2.40%, 09/21/2022	16,491,000	16,510,241
		56,177,698
Professional Services-0.27%
Equifax, Inc., 3.30%, 12/15/2022	5,561,000	5,578,047
Road & Rail-0.31%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/2022	6,410,000	6,413,130
Semiconductors & Semiconductor Equipment-1.98%
Intel Corp.
3.10%, 07/29/2022	11,232,000	11,255,476
2.70%, 12/15/2022	16,724,000	16,777,946
Microchip Technology, Inc., 4.25%, 09/01/2025	13,195,000	13,139,848
		41,173,270
Software-2.46%
Microsoft Corp.
2.65%, 11/03/2022	10,232,000	10,265,366
2.13%, 11/15/2022	7,352,000	7,357,718
Oracle Corp., 2.50%, 10/15/2022	28,223,000	28,208,167
Roper Technologies, Inc., 3.13%, 11/15/2022	5,500,000	5,512,487
		51,343,738
Technology Hardware, Storage & Peripherals-2.11%
Apple, Inc.
1.70%, 09/11/2022	11,554,000	11,558,736
2.10%, 09/12/2022	11,561,000	11,576,262
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	$15,066,000	$15,130,494
HP, Inc., 4.05%, 09/15/2022	5,640,000	5,674,953
		43,940,445
Textiles, Apparel & Luxury Goods-0.26%
Ralph Lauren Corp., 1.70%, 06/15/2022	5,496,000	5,496,956
Tobacco-2.08%
Altria Group, Inc., 2.85%, 08/09/2022	14,650,000	14,675,924
Philip Morris International, Inc.
2.38%, 08/17/2022	10,248,000	10,255,987
2.50%, 08/22/2022	10,240,000	10,261,674
2.50%, 11/02/2022	8,248,000	8,261,416
		43,455,001
Trading Companies & Distributors-1.09%
Air Lease Corp., 2.63%, 07/01/2022	6,592,000	6,589,290
International Lease Finance Corp., 5.88%, 08/15/2022	8,249,000	8,291,960
United Rentals North America, Inc., 3.88%, 11/15/2027	8,240,000	7,930,011
		22,811,261
Wireless Telecommunication Services-0.53%
T-Mobile USA, Inc., 5.38%, 04/15/2027	5,571,000	5,690,776
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022	5,290,000	5,298,189
		10,988,965
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,610,206,916)		1,604,697,729
U.S. Treasury Securities-1.63%
U.S. Treasury Bills-1.63%
1.03%, 08/18/2022(c) (Cost $33,924,160)	34,000,000	33,922,772
	Shares
Money Market Funds-23.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $481,466,991)	481,466,991	481,466,991
TOTAL INVESTMENTS IN SECURITIES-101.73% (Cost $2,125,598,067)		2,120,087,492
OTHER ASSETS LESS LIABILITIES-(1.73)%		(36,150,396)
NET ASSETS-100.00%		$2,083,937,096

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,446,920	$1,250,681,725	$(785,661,654)	$-	$-	$481,466,991	$209,695
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,174,801	34,707,555	(54,882,356)	-	-	-	1,537*
Invesco Private Prime Fund	47,074,537	73,764,945	(120,830,834)	-	(8,648)	-	18,891*
Total	$83,696,258	$1,359,154,225	$(961,374,844)	$-	$(8,648)	$481,466,991	$230,123

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.12%
Aerospace & Defense-2.33%
Boeing Co. (The)
1.17%, 02/04/2023	$9,408,000	$9,283,282
4.51%, 05/01/2023	22,293,000	22,496,871
General Dynamics Corp.
3.38%, 05/15/2023	5,323,000	5,368,850
1.88%, 08/15/2023	3,546,000	3,516,503
Northrop Grumman Corp., 3.25%, 08/01/2023(b)	7,456,000	7,511,173
Precision Castparts Corp., 2.50%, 01/15/2023	7,096,000	7,104,355
		55,281,034
Air Freight & Logistics-0.30%
United Parcel Service, Inc., 2.50%, 04/01/2023	7,097,000	7,108,976
Airlines-0.53%
Delta Air Lines, Inc., 3.80%, 04/19/2023	3,553,000	3,589,578
Southwest Airlines Co., 4.75%, 05/04/2023	8,832,000	8,973,119
		12,562,697
Automobiles-6.27%
American Honda Finance Corp.
2.05%, 01/10/2023	5,320,000	5,302,939
1.95%, 05/10/2023	6,034,000	6,010,541
0.88%, 07/07/2023(b)	8,871,000	8,711,299
3.45%, 07/14/2023	3,547,000	3,580,856
0.65%, 09/08/2023(b)	5,320,000	5,194,539
General Motors Co.
4.88%, 10/02/2023	10,697,000	10,905,929
5.40%, 10/02/2023	7,101,000	7,304,608
General Motors Financial Co., Inc.
3.25%, 01/05/2023(b)	6,034,000	6,051,801
3.70%, 05/09/2023	8,603,000	8,649,636
4.25%, 05/15/2023	5,320,000	5,378,507
4.15%, 06/19/2023	7,096,000	7,154,909
1.70%, 08/18/2023	8,899,000	8,744,495
Stellantis N.V., 5.25%, 04/15/2023	10,470,000	10,633,280
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023(b)	5,320,000	5,370,712
Toyota Motor Credit Corp.
2.63%, 01/10/2023	4,972,000	4,978,419
2.70%, 01/11/2023	4,255,000	4,258,226
2.90%, 03/30/2023	13,422,000	13,460,462
0.40%, 04/06/2023	7,100,000	6,973,120
0.50%, 08/14/2023(b)	9,941,000	9,699,684
1.35%, 08/25/2023	7,100,000	7,009,156
2.25%, 10/18/2023(b)	3,549,000	3,527,872
		148,900,990
Banks-16.56%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	8,900,000	8,966,824
Bank of America Corp.
3.30%, 01/11/2023	31,163,000	31,382,828
4.10%, 07/24/2023(b)	14,009,000	14,300,271
Bank of Montreal (Canada), 0.45%, 12/08/2023(b)	6,354,000	6,128,913
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023(b)	7,760,000	7,525,469
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023(b)	7,093,000	7,160,134
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.50%, 05/15/2023	$8,871,000	$8,938,007
3.88%, 10/25/2023(b)	6,911,000	7,057,008
Citizens Bank N.A., 3.70%, 03/29/2023	3,554,000	3,578,836
Comerica, Inc., 3.70%, 07/31/2023	6,029,000	6,070,651
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	7,750,000	7,765,143
4.63%, 12/01/2023	3,850,000	3,916,165
Fifth Third Bancorp, 1.63%, 05/05/2023	3,525,000	3,499,856
Fifth Third Bank N.A., 1.80%, 01/30/2023	4,635,000	4,614,619
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	13,950,000	14,072,789
Huntington National Bank (The), 3.55%, 10/06/2023	5,030,000	5,070,218
JPMorgan Chase & Co.
3.20%, 01/25/2023(b)	20,515,000	20,674,846
3.38%, 05/01/2023	14,013,000	14,112,989
2.70%, 05/18/2023	14,016,000	14,041,066
KeyBank N.A.
3.38%, 03/07/2023	3,110,000	3,131,144
1.25%, 03/10/2023	4,940,000	4,883,205
M&T Bank Corp., 3.55%, 07/26/2023	3,550,000	3,576,283
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	10,644,000	10,717,466
3.76%, 07/26/2023(b)	15,256,000	15,425,623
2.53%, 09/13/2023(b)	3,602,000	3,586,242
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	6,170,000	6,207,954
NatWest Group PLC (United Kingdom)
6.10%, 06/10/2023	3,305,000	3,376,772
3.88%, 09/12/2023(b)	19,802,000	19,928,010
6.00%, 12/19/2023	10,298,000	10,630,275
PNC Bank N.A.
2.95%, 01/30/2023	5,200,000	5,214,982
3.50%, 06/08/2023	5,400,000	5,439,436
3.80%, 07/25/2023	5,250,000	5,309,962
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	8,901,000	8,680,498
Santander Holdings USA, Inc., 3.40%, 01/18/2023	7,095,000	7,109,419
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	3,636,000	3,645,987
3.95%, 07/19/2023(b)	5,090,000	5,150,303
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	10,644,000	10,698,813
3.75%, 07/19/2023	5,326,000	5,381,773
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023(b)	11,353,000	11,466,106
Truist Bank
3.00%, 02/02/2023	3,550,000	3,563,822
1.25%, 03/09/2023	8,810,000	8,744,495
2.75%, 05/01/2023	4,231,000	4,240,184
U.S. Bank N.A.
1.95%, 01/09/2023(b)	5,670,000	5,657,057
2.85%, 01/23/2023	5,250,000	5,266,705
3.40%, 07/24/2023(b)	8,800,000	8,881,199
Wells Fargo & Co.
4.13%, 08/15/2023	10,646,000	10,825,292
Series M, 3.45%, 02/13/2023	7,423,000	7,464,478
		393,080,117
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Beverages-1.59%
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023(b)	$9,604,000	$9,616,804
3.50%, 09/18/2023(b)	3,503,000	3,540,756
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023(b)	3,597,000	3,608,145
PepsiCo, Inc.
2.75%, 03/01/2023(b)	8,673,000	8,688,060
0.75%, 05/01/2023	7,104,000	7,015,406
0.40%, 10/07/2023	5,327,000	5,209,583
		37,678,754
Biotechnology-1.69%
AbbVie, Inc., 2.85%, 05/14/2023	7,666,000	7,684,157
Amgen, Inc., 2.25%, 08/19/2023(b)	5,398,000	5,377,657
Gilead Sciences, Inc.
2.50%, 09/01/2023	5,323,000	5,310,488
0.75%, 09/29/2023	10,704,000	10,419,207
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	11,403,000	11,366,525
		40,158,034
Capital Markets-8.08%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	5,325,000	5,408,236
Ares Capital Corp., 3.50%, 02/10/2023(b)	5,320,000	5,335,477
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023(b)	5,321,000	5,313,220
2.95%, 01/29/2023	7,098,000	7,124,700
3.50%, 04/28/2023	5,324,000	5,363,397
3.45%, 08/11/2023	5,128,000	5,189,156
2.20%, 08/16/2023	8,623,000	8,618,933
0.35%, 12/07/2023(b)	5,089,000	4,920,799
Charles Schwab Corp. (The), 2.65%, 01/25/2023	5,682,000	5,693,582
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	14,089,000	13,820,721
0.52%, 08/09/2023	9,880,000	9,598,338
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023(b)	15,964,000	16,106,682
3.20%, 02/23/2023	12,419,000	12,476,838
0.52%, 03/08/2023	4,944,000	4,868,665
1.22%, 12/06/2023(b)	13,508,000	13,206,262
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	3,205,000	3,254,521
Morgan Stanley
3.13%, 01/23/2023	18,742,000	18,857,008
3.75%, 02/25/2023(b)	17,743,000	17,906,050
4.10%, 05/22/2023	14,197,000	14,381,174
State Street Corp.
3.10%, 05/15/2023	7,092,000	7,137,493
3.70%, 11/20/2023(b)	7,094,000	7,222,075
		191,803,327
Chemicals-0.85%
Ecolab, Inc., 0.90%, 12/15/2023(b)	3,552,000	3,463,534
Linde, Inc., 2.70%, 02/21/2023(b)	3,596,000	3,609,544
LYB International Finance B.V., 4.00%, 07/15/2023	3,016,000	3,051,972
Mosaic Co. (The), 4.25%, 11/15/2023	6,404,000	6,501,916
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	3,551,000	3,515,746
		20,142,712
	Principal Amount	Value
Commercial Services & Supplies-0.15%
Waste Management, Inc., 2.40%, 05/15/2023(b)	$3,571,000	$3,565,828
Communications Equipment-0.37%
Cisco Systems, Inc.
2.60%, 02/28/2023(b)	3,549,000	3,546,097
2.20%, 09/20/2023(b)	5,322,000	5,309,260
		8,855,357
Construction Materials-0.20%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	4,972,000	4,850,823
Consumer Finance-2.96%
Ally Financial, Inc.
3.05%, 06/05/2023	5,670,000	5,674,861
1.45%, 10/02/2023	8,914,000	8,717,550
American Express Co.
3.40%, 02/27/2023	11,353,000	11,446,023
0.75%, 11/03/2023(b)	5,649,000	5,503,818
Capital One Bank USA N.A., 3.38%, 02/15/2023	10,200,000	10,253,702
Capital One Financial Corp.
3.20%, 01/30/2023	8,829,000	8,873,811
2.60%, 05/11/2023	7,503,000	7,506,702
3.50%, 06/15/2023	6,555,000	6,591,269
Discover Bank, 3.35%, 02/06/2023	5,750,000	5,772,299
		70,340,035
Diversified Financial Services-2.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023(b)	4,382,000	4,381,936
4.13%, 07/03/2023	4,401,000	4,400,130
4.50%, 09/15/2023	8,903,000	8,939,552
1.15%, 10/29/2023	12,440,000	11,961,156
Berkshire Hathaway, Inc.
3.00%, 02/11/2023(b)	3,523,000	3,538,249
2.75%, 03/15/2023	14,196,000	14,260,929
		47,481,952
Electric Utilities-3.51%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	3,553,000	3,552,177
3.05%, 03/15/2023	3,551,000	3,572,061
Entergy Louisiana LLC, 0.62%, 11/17/2023(b)	4,853,000	4,679,583
Florida Power & Light Co., 2.75%, 06/01/2023	3,597,000	3,606,510
Georgia Power Co., Series A, 2.10%, 07/30/2023(b)	4,997,000	4,959,332
NextEra Energy Capital Holdings, Inc., 0.65%, 03/01/2023	14,199,000	14,022,785
OGE Energy Corp., 0.70%, 05/26/2023	3,605,000	3,523,236
Oklahoma Gas and Electric Co., 0.55%, 05/26/2023	3,605,000	3,530,345
Pacific Gas and Electric Co.
1.37%, 03/10/2023	10,633,000	10,391,654
4.25%, 08/01/2023	3,596,000	3,615,831
1.70%, 11/15/2023	6,406,000	6,229,007
Southern California Edison Co., Series C, 3.50%, 10/01/2023	4,298,000	4,329,087
Southern Co. (The), 2.95%, 07/01/2023(b)	8,875,000	8,891,214

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	$4,969,000	$4,980,251
Xcel Energy, Inc., 0.50%, 10/15/2023	3,597,000	3,477,009
		83,360,082
Electrical Equipment-0.33%
Emerson Electric Co., 2.63%, 02/15/2023	3,553,000	3,561,524
Rockwell Automation, Inc., 0.35%, 08/15/2023	4,256,000	4,146,232
		7,707,756
Energy Equipment & Services-0.83%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023(b)	4,616,000	4,509,351
Halliburton Co., 3.50%, 08/01/2023	4,258,000	4,279,212
Schlumberger Investment S.A., 3.65%, 12/01/2023	10,645,000	10,800,555
		19,589,118
Entertainment-0.21%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	4,972,000	4,992,040
Equity REITs-1.37%
American Tower Corp.
3.50%, 01/31/2023	7,097,000	7,139,793
3.00%, 06/15/2023	4,996,000	5,001,566
Boston Properties L.P., 3.13%, 09/01/2023	3,598,000	3,597,642
Crown Castle International Corp., 3.15%, 07/15/2023	5,324,000	5,333,578
ERP Operating L.P., 3.00%, 04/15/2023	3,599,000	3,604,762
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	3,552,000	3,603,397
Simon Property Group L.P., 2.75%, 06/01/2023	4,298,000	4,303,421
		32,584,159
Food & Staples Retailing-1.62%
Kroger Co. (The), 3.85%, 08/01/2023	4,304,000	4,353,723
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023	6,038,000	5,866,781
Walmart, Inc.
2.55%, 04/11/2023	12,217,000	12,249,107
3.40%, 06/26/2023	15,881,000	16,079,305
		38,548,916
Food Products-0.81%
Campbell Soup Co., 3.65%, 03/15/2023	4,104,000	4,131,055
Conagra Brands, Inc.
3.20%, 01/25/2023	3,846,000	3,859,213
0.50%, 08/11/2023	3,701,000	3,595,357
Hershey Co. (The), 3.38%, 05/15/2023(b)	3,605,000	3,640,242
Kellogg Co., 2.65%, 12/01/2023	3,904,000	3,892,602
		19,118,469
Gas Utilities-0.98%
Atmos Energy Corp., 0.63%, 03/09/2023	7,820,000	7,718,196
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	4,972,000	4,897,511
National Fuel Gas Co., 3.75%, 03/01/2023	3,553,000	3,567,386
ONE Gas, Inc., 0.85%, 03/11/2023	7,101,000	6,996,991
		23,180,084
	Principal Amount	Value
Health Care Equipment & Supplies-0.50%
Abbott Laboratories, 3.40%, 11/30/2023	$7,455,000	$7,550,098
Stryker Corp., 0.60%, 12/01/2023	4,396,000	4,247,605
		11,797,703
Health Care Providers & Services-3.28%
Aetna, Inc., 2.80%, 06/15/2023	9,422,000	9,442,076
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,899,000	10,750,545
Anthem, Inc.
3.30%, 01/15/2023	7,102,000	7,140,434
0.45%, 03/15/2023(b)	3,521,000	3,454,919
Cardinal Health, Inc., 3.20%, 03/15/2023	3,903,000	3,924,251
Cigna Corp.
3.00%, 07/15/2023	6,198,000	6,212,907
3.75%, 07/15/2023	8,505,000	8,594,036
CVS Health Corp., 4.00%, 12/05/2023	3,000,000	3,042,120
Humana, Inc., 0.65%, 08/03/2023	10,644,000	10,365,858
UnitedHealth Group, Inc.
2.75%, 02/15/2023	4,437,000	4,453,072
2.88%, 03/15/2023	5,129,000	5,159,125
3.50%, 06/15/2023	5,323,000	5,395,803
		77,935,146
Hotels, Restaurants & Leisure-1.18%
Booking Holdings, Inc., 2.75%, 03/15/2023	3,546,000	3,555,527
Hyatt Hotels Corp., 1.30%, 10/01/2023(b)	4,972,000	4,856,376
McDonald’s Corp., 3.35%, 04/01/2023	7,105,000	7,170,395
Starbucks Corp.
3.10%, 03/01/2023	7,096,000	7,134,434
3.85%, 10/01/2023	5,319,000	5,386,755
		28,103,487
Household Durables-0.51%
Mohawk Industries, Inc., 3.85%, 02/01/2023(b)	4,254,000	4,263,272
Newell Brands, Inc., 4.10%, 04/01/2023(b)	7,739,000	7,740,316
		12,003,588
Household Products-0.45%
Colgate-Palmolive Co., 1.95%, 02/01/2023(b)	3,528,000	3,525,664
Procter & Gamble Co. (The), 3.10%, 08/15/2023(b)	7,098,000	7,158,209
		10,683,873
Industrial Conglomerates-0.53%
3M Co.
1.75%, 02/14/2023(b)	3,551,000	3,529,722
2.25%, 03/15/2023	4,677,000	4,664,697
General Electric Co., 3.10%, 01/09/2023(b)	4,336,000	4,344,222
		12,538,641
Insurance-0.76%
Allstate Corp. (The), 3.15%, 06/15/2023(b)	3,553,000	3,561,957
Lincoln National Corp., 4.00%, 09/01/2023(b)	3,544,000	3,592,430
Loews Corp., 2.63%, 05/15/2023(b)	3,604,000	3,607,815
MetLife, Inc., Series D, 4.37%, 09/15/2023	7,095,000	7,238,677
		18,000,879

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-1.33%
Amazon.com, Inc.
2.40%, 02/22/2023	$7,093,000	$7,082,564
0.25%, 05/12/2023	7,097,000	6,941,830
0.40%, 06/03/2023(b)	7,098,000	6,963,749
eBay, Inc., 2.75%, 01/30/2023	5,326,000	5,340,203
QVC, Inc., 4.38%, 03/15/2023	5,320,000	5,283,964
		31,612,310
IT Services-1.02%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	5,322,000	5,229,857
Global Payments, Inc.
3.75%, 06/01/2023	3,900,000	3,919,049
4.00%, 06/01/2023	4,198,000	4,236,587
International Business Machines Corp., 3.38%, 08/01/2023(b)	10,683,000	10,769,092
		24,154,585
Life Sciences Tools & Services-0.69%
Illumina, Inc., 0.55%, 03/23/2023(b)	3,602,000	3,527,092
PerkinElmer, Inc., 0.55%, 09/15/2023	3,605,000	3,497,313
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	9,600,000	9,355,367
		16,379,772
Machinery-2.98%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023	7,101,000	6,991,746
3.45%, 05/15/2023	3,547,000	3,579,736
0.65%, 07/07/2023	7,093,000	6,952,449
0.45%, 09/14/2023(b)	7,101,000	6,911,217
3.75%, 11/24/2023	3,545,000	3,604,829
CNH Industrial Capital LLC, 1.95%, 07/02/2023	4,261,000	4,222,643
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	4,254,000	4,315,905
Cummins, Inc., 3.65%, 10/01/2023	3,597,000	3,636,890
John Deere Capital Corp.
2.70%, 01/06/2023(b)	3,536,000	3,541,035
0.25%, 01/17/2023	4,254,000	4,193,956
2.80%, 01/27/2023(b)	3,550,000	3,558,976
2.80%, 03/06/2023(b)	7,102,000	7,150,741
1.20%, 04/06/2023	3,553,000	3,511,589
0.40%, 10/10/2023	3,551,000	3,450,943
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	4,970,000	5,031,813
		70,654,468
Media-0.55%
Discovery Communications LLC, 2.95%, 03/20/2023(b)	5,703,000	5,696,388
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	7,102,000	7,376,238
		13,072,626
Metals & Mining-0.84%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	7,103,000	7,140,314
4.13%, 03/01/2028(b)	4,972,000	4,780,926
4.38%, 08/01/2028	4,609,000	4,461,789
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	3,549,000	3,581,585
		19,964,614
	Principal Amount	Value
Multiline Retail-0.27%
Dollar General Corp., 3.25%, 04/15/2023	$6,389,000	$6,414,115
Multi-Utilities-1.08%
Black Hills Corp., 4.25%, 11/30/2023	3,729,000	3,774,973
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	4,696,000	4,544,358
Delmarva Power & Light Co., 3.50%, 11/15/2023	3,604,000	3,637,142
Public Service Electric & Gas Co., 2.38%, 05/15/2023	3,550,000	3,533,095
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023	5,398,000	5,222,812
WEC Energy Group, Inc., 0.55%, 09/15/2023	5,098,000	4,945,111
		25,657,491
Oil, Gas & Consumable Fuels-8.19%
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023(b)	5,323,000	5,412,772
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	7,100,000	7,109,168
Chevron Corp., 1.14%, 05/11/2023	8,320,000	8,226,069
Chevron USA, Inc., 0.43%, 08/11/2023(b)	3,552,000	3,468,716
Continental Resources, Inc., 4.50%, 04/15/2023	4,607,000	4,669,655
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	5,678,000	5,742,100
0.55%, 10/04/2023(b)	3,605,000	3,489,921
Energy Transfer L.P.
3.60%, 02/01/2023	5,677,000	5,686,954
Series 5Y, 4.20%, 09/15/2023	3,548,000	3,592,829
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	4,259,000	4,305,174
Enterprise Products Operating LLC, 3.35%, 03/15/2023	8,820,000	8,856,452
EOG Resources, Inc., 2.63%, 03/15/2023	8,873,000	8,871,606
Exxon Mobil Corp.
2.73%, 03/01/2023	8,871,000	8,908,760
1.57%, 04/15/2023	20,519,000	20,444,916
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	4,438,000	4,450,820
3.50%, 09/01/2023	4,255,000	4,271,034
Kinder Morgan, Inc., 3.15%, 01/15/2023	7,100,000	7,128,733
MPLX L.P.
3.38%, 03/15/2023	3,552,000	3,568,426
4.50%, 07/15/2023	7,012,000	7,097,608
ONEOK, Inc., 7.50%, 09/01/2023	3,549,000	3,699,429
Phillips 66, 3.70%, 04/06/2023	3,602,000	3,622,197
Pioneer Natural Resources Co., 0.55%, 05/15/2023	5,323,000	5,207,310
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	4,969,000	4,987,781
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	10,449,000	10,625,107
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023(b)	6,901,000	6,718,424
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	5,002,000	5,201,680
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023	7,094,000	7,103,485

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TotalEnergies Capital International S.A. (France), 2.70%, 01/25/2023	$7,093,000	$7,092,219
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	4,432,000	4,468,643
Williams Cos., Inc. (The)
3.70%, 01/15/2023	6,036,000	6,064,409
4.50%, 11/15/2023	4,254,000	4,323,817
		194,416,214
Personal Products-0.31%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	3,901,000	3,921,464
0.38%, 09/14/2023	3,557,000	3,464,956
		7,386,420
Pharmaceuticals-5.54%
AstraZeneca PLC (United Kingdom)
0.30%, 05/26/2023(b)	9,975,000	9,797,325
3.50%, 08/17/2023	6,104,000	6,162,771
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	3,704,000	3,738,833
0.54%, 11/13/2023	10,702,000	10,405,348
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023(b)	8,868,000	8,633,630
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023(b)	9,376,000	9,428,685
3.38%, 05/15/2023	8,902,000	8,998,136
Johnson & Johnson
2.05%, 03/01/2023	3,601,000	3,604,733
3.38%, 12/05/2023(b)	5,471,000	5,520,405
Merck & Co., Inc., 2.80%, 05/18/2023	12,296,000	12,348,384
Mylan, Inc., 4.20%, 11/29/2023	3,603,000	3,628,583
Pfizer, Inc.
3.00%, 06/15/2023(b)	7,301,000	7,346,075
3.20%, 09/15/2023(b)	7,204,000	7,274,099
Royalty Pharma PLC, 0.75%, 09/02/2023	7,103,000	6,900,779
Sanofi (France), 3.38%, 06/19/2023	7,201,000	7,269,610
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023(b)	10,528,000	10,701,547
Zoetis, Inc., 3.25%, 02/01/2023	9,596,000	9,626,670
		131,385,613
Professional Services-0.18%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	4,256,000	4,322,350
Road & Rail-0.87%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	5,909,000	5,935,777
3.85%, 09/01/2023	5,709,000	5,781,021
Norfolk Southern Corp., 2.90%, 02/15/2023	4,236,000	4,244,163
Union Pacific Corp., 3.50%, 06/08/2023	4,611,000	4,653,406
		20,614,367
Semiconductors & Semiconductor Equipment-1.24%
Microchip Technology, Inc., 2.67%, 09/01/2023	7,097,000	7,051,748
NVIDIA Corp., 0.31%, 06/15/2023	8,867,000	8,690,204
QUALCOMM, Inc., 2.60%, 01/30/2023	6,714,000	6,729,675
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc., 0.90%, 06/01/2023(b)	$3,548,000	$3,465,897
Texas Instruments, Inc., 2.25%, 05/01/2023	3,549,000	3,549,315
		29,486,839
Software-3.76%
Adobe, Inc., 1.70%, 02/01/2023(b)	3,825,000	3,812,538
Intuit, Inc., 0.65%, 07/15/2023	3,551,000	3,478,201
Microsoft Corp.
2.38%, 05/01/2023(b)	7,096,000	7,098,155
2.00%, 08/08/2023	10,649,000	10,613,994
3.63%, 12/15/2023(b)	10,644,000	10,809,357
Oracle Corp.
2.63%, 02/15/2023	8,997,000	8,990,047
3.63%, 07/15/2023	7,094,000	7,140,855
2.40%, 09/15/2023(b)	18,096,000	17,975,369
Roper Technologies, Inc., 3.65%, 09/15/2023	4,972,000	5,016,480
salesforce.com, inc., 3.25%, 04/11/2023	7,310,000	7,359,469
VMware, Inc., 0.60%, 08/15/2023	7,094,000	6,883,900
		89,178,365
Specialty Retail-1.20%
AutoZone, Inc., 3.13%, 07/15/2023	3,546,000	3,546,380
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	7,019,000	7,147,808
Home Depot, Inc. (The), 2.70%, 04/01/2023(b)	7,097,000	7,107,830
Leidos, Inc., 2.95%, 05/15/2023	3,545,000	3,537,290
Lowe’s Cos., Inc., 3.88%, 09/15/2023	3,551,000	3,594,975
TJX Cos., Inc. (The), 2.50%, 05/15/2023	3,548,000	3,554,482
		28,488,765
Technology Hardware, Storage & Peripherals-3.68%
Apple, Inc.
2.40%, 01/13/2023	5,334,000	5,347,166
2.85%, 02/23/2023	10,644,000	10,707,369
2.40%, 05/03/2023	41,081,000	41,133,699
0.75%, 05/11/2023	14,191,000	13,987,603
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	7,203,000	7,162,039
4.45%, 10/02/2023	8,874,000	9,041,097
		87,378,973
Textiles, Apparel & Luxury Goods-0.15%
NIKE, Inc., 2.25%, 05/01/2023	3,552,000	3,553,604
Tobacco-0.89%
Philip Morris International, Inc.
2.63%, 03/06/2023	4,503,000	4,507,712
1.13%, 05/01/2023	5,401,000	5,330,850
2.13%, 05/10/2023	3,602,000	3,590,409
3.60%, 11/15/2023(b)	3,599,000	3,643,777
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	3,999,000	4,090,314
		21,163,062
Trading Companies & Distributors-0.55%
Air Lease Corp.
2.75%, 01/15/2023	4,259,000	4,252,322
3.88%, 07/03/2023	3,552,000	3,564,815
3.00%, 09/15/2023	5,328,000	5,296,560
		13,113,697

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-1.05%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023(b)	$3,550,000	$3,551,091
4.10%, 10/01/2023(b)	6,034,000	6,111,341
T-Mobile USA, Inc., 4.75%, 02/01/2028(b)	10,701,000	10,757,849
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	4,497,000	4,489,275
		24,909,556
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,332,170,391)		2,305,262,383
	Shares
Money Market Funds-2.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $60,928,857)	60,928,857	60,928,857
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $2,393,099,248)		2,366,191,240
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.82%
Invesco Private Government Fund, 0.74%(c)(d)(e)	20,117,930	$20,117,930
Invesco Private Prime Fund, 0.87%(c)(d)(e)	46,937,143	46,941,838
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,056,703)		67,059,768
TOTAL INVESTMENTS IN SECURITIES-102.51% (Cost $2,460,155,951)		2,433,251,008
OTHER ASSETS LESS LIABILITIES-(2.51)%		(59,689,368)
NET ASSETS-100.00%		$2,373,561,640

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,935,360	$324,783,516	$(265,790,019)	$-	$-	$60,928,857	$29,898
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,982,947	60,807,694	(60,672,711)	-	-	20,117,930	23,613*
Invesco Private Prime Fund	46,626,878	97,750,154	(97,421,516)	3,065	(16,743)	46,941,838	76,282*
Total	$68,545,185	$483,341,364	$(423,884,246)	$3,065	$(16,743)	$127,988,625	$129,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-1.79%
Boeing Co. (The)
1.95%, 02/01/2024(b)	$9,281,000	$9,055,487
1.43%, 02/04/2024	27,619,000	26,618,358
General Dynamics Corp., 2.38%, 11/15/2024	4,645,000	4,569,078
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	10,625,000	10,997,141
		51,240,064
Air Freight & Logistics-0.16%
United Parcel Service, Inc., 2.80%, 11/15/2024	4,639,000	4,633,803
Airlines-0.28%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	8,284,000	8,045,835
Auto Components-0.24%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	6,958,000	6,989,015
Automobiles-4.44%
American Honda Finance Corp.
2.90%, 02/16/2024	4,638,000	4,633,402
2.40%, 06/27/2024	4,646,000	4,586,210
0.55%, 07/12/2024	8,356,000	7,927,213
0.75%, 08/09/2024	9,284,000	8,846,555
2.15%, 09/10/2024	6,966,000	6,826,934
General Motors Financial Co., Inc.
1.05%, 03/08/2024	7,888,000	7,563,949
3.95%, 04/13/2024	11,507,000	11,592,968
1.20%, 10/15/2024(b)	7,828,000	7,398,125
3.50%, 11/07/2024(b)	6,901,000	6,875,465
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	11,506,000	11,094,876
2.36%, 07/02/2024	4,640,000	4,587,885
Toyota Motor Credit Corp.
0.45%, 01/11/2024(b)	9,284,000	8,962,350
2.50%, 03/22/2024(b)	11,140,000	11,085,528
2.90%, 04/17/2024	4,646,000	4,649,849
0.50%, 06/18/2024(b)	7,891,000	7,522,663
0.63%, 09/13/2024	9,280,000	8,822,644
2.00%, 10/07/2024	4,639,000	4,542,764
		127,519,380
Banks-15.90%
Bank of America Corp.
4.13%, 01/22/2024(b)	23,204,000	23,651,461
4.00%, 04/01/2024(b)	21,214,000	21,647,120
4.20%, 08/26/2024	27,615,000	28,122,519
Bank of Montreal (Canada), 2.15%, 03/08/2024(b)	11,605,000	11,440,840
Bank of Nova Scotia (The) (Canada), 2.44%, 03/11/2024	8,350,000	8,248,107
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024(b)	5,430,000	5,478,782
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	11,500,000	11,649,999
BNP Paribas S.A. (France), 4.25%, 10/15/2024	9,160,000	9,307,727
BPCE S.A. (France), 4.00%, 04/15/2024	13,830,000	13,991,898
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	5,986,000	5,659,109
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.75%, 06/16/2024(b)	$5,733,000	$5,797,810
4.00%, 08/05/2024(b)	6,907,000	7,007,489
Cooperatieve Rabobank U.A. (Netherlands), 0.38%, 01/12/2024(b)	7,000,000	6,712,842
Fifth Third Bancorp, 4.30%, 01/16/2024	6,963,000	7,058,497
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024(b)	18,420,000	18,675,204
HSBC USA, Inc., 3.50%, 06/23/2024	6,900,000	6,947,099
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	6,044,000	6,150,462
JPMorgan Chase & Co.
3.88%, 02/01/2024	13,807,000	14,036,352
3.63%, 05/13/2024(b)	18,557,000	18,792,605
3.88%, 09/10/2024	27,618,000	28,026,870
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	9,180,000	9,281,260
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	9,111,000	9,020,436
National Bank of Canada (Canada), 0.75%, 08/06/2024(b)	4,600,000	4,345,340
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	11,474,000	11,659,691
PNC Bank N.A.
2.50%, 08/27/2024(b)	5,600,000	5,534,842
3.30%, 10/30/2024	4,555,000	4,562,136
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	6,964,000	7,067,470
2.20%, 11/01/2024	6,036,000	5,932,191
Royal Bank of Canada (Canada), 0.65%, 07/29/2024(b)	7,828,000	7,405,399
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	9,204,000	9,336,275
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	4,702,000	4,767,851
3.40%, 07/11/2024(b)	4,633,000	4,639,637
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024	4,640,000	4,454,017
2.70%, 07/16/2024	18,400,000	18,122,238
2.45%, 09/27/2024	9,180,000	8,970,801
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024	13,920,000	13,778,155
1.25%, 12/13/2024(b)	4,646,000	4,438,973
Truist Bank, 2.15%, 12/06/2024(b)	11,410,000	11,154,889
Truist Financial Corp., 2.85%, 10/26/2024	9,279,000	9,216,137
U.S. Bancorp, 3.60%, 09/11/2024	9,282,000	9,385,006
US Bancorp, 3.70%, 01/30/2024	6,960,000	7,067,123
Wells Fargo & Co.
4.48%, 01/16/2024	6,704,000	6,866,840
3.30%, 09/09/2024	20,889,000	21,011,021
		456,420,520
Beverages-1.45%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	9,282,000	9,189,142
Constellation Brands, Inc., 3.60%, 05/09/2024	5,000,000	5,044,141
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	5,500,000	5,365,599
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	$10,591,000	$10,162,399
PepsiCo, Inc., 3.60%, 03/01/2024	11,603,000	11,765,262
		41,526,543
Biotechnology-2.22%
AbbVie, Inc., 2.60%, 11/21/2024	34,684,000	34,235,280
Amgen, Inc., 3.63%, 05/22/2024	12,992,000	13,151,067
Gilead Sciences, Inc., 3.70%, 04/01/2024(b)	16,244,000	16,429,982
		63,816,329
Capital Markets-9.54%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	5,106,000	5,172,929
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	5,568,000	5,331,987
3.40%, 05/15/2024(b)	4,646,000	4,693,123
3.25%, 09/11/2024	4,643,000	4,668,562
2.10%, 10/24/2024	9,283,000	9,109,785
Series 12, 3.65%, 02/04/2024	6,959,000	7,071,677
Series J, 0.85%, 10/25/2024(b)	6,500,000	6,180,991
BlackRock, Inc., 3.50%, 03/18/2024	9,403,000	9,532,507
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024(b)	7,105,000	7,197,194
Charles Schwab Corp. (The), 0.75%, 03/18/2024(b)	13,802,000	13,348,943
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024(b)	9,270,000	8,849,526
3.63%, 09/09/2024	27,830,000	27,793,082
Deutsche Bank AG (Germany)
3.70%, 05/30/2024(b)	7,090,000	7,072,682
3.70%, 05/30/2024	7,230,000	7,211,954
FS KKR Capital Corp., 1.65%, 10/12/2024(b)	4,582,000	4,256,856
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	27,843,000	28,314,212
3.00%, 03/15/2024	21,176,000	21,192,415
3.85%, 07/08/2024(b)	20,883,000	21,236,493
Moody’s Corp., 4.88%, 02/15/2024(b)	4,703,000	4,833,211
Morgan Stanley
3.70%, 10/23/2024	27,617,000	27,981,146
Series F, 3.88%, 04/29/2024(b)	27,619,000	28,194,076
State Street Corp., 3.30%, 12/16/2024	9,282,000	9,371,352
Stifel Financial Corp., 4.25%, 07/18/2024	4,997,000	5,094,970
		273,709,673
Chemicals-0.42%
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	7,100,000	7,355,898
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	4,637,000	4,636,051
		11,991,949
Communications Equipment-0.53%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	9,402,000	9,557,784
Motorola Solutions, Inc., 4.00%, 09/01/2024	5,504,000	5,553,510
		15,111,294
Construction & Engineering-0.15%
Quanta Services, Inc., 0.95%, 10/01/2024	4,602,000	4,338,103
Consumer Finance-2.32%
Ally Financial, Inc., 5.13%, 09/30/2024	6,502,000	6,713,188
	Principal Amount	Value
Consumer Finance-(continued)
American Express Co.
3.38%, 05/03/2024	$9,000,000	$9,047,159
3.00%, 10/30/2024	15,320,000	15,294,658
3.63%, 12/05/2024	5,571,000	5,605,325
Capital One Financial Corp., 3.75%, 04/24/2024	6,964,000	7,000,186
Discover Bank, 2.45%, 09/12/2024	6,940,000	6,766,097
Discover Financial Services, 3.95%, 11/06/2024	4,640,000	4,640,709
Synchrony Financial, 4.25%, 08/15/2024	11,601,000	11,629,191
		66,696,513
Containers & Packaging-0.24%
Berry Global, Inc., 0.95%, 02/15/2024	7,361,000	7,007,626
Diversified Financial Services-2.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	8,280,000	8,084,244
1.65%, 10/29/2024(b)	29,880,000	28,028,911
Series 3NC1, 1.75%, 10/29/2024	9,200,000	8,626,895
MidAmerican Energy Co., 3.50%, 10/15/2024	4,638,000	4,690,313
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	4,639,000	4,441,961
ORIX Corp. (Japan), 3.25%, 12/04/2024	6,496,000	6,465,773
		60,338,097
Diversified Telecommunication Services-1.58%
AT&T, Inc., 0.90%, 03/25/2024(b)	20,888,000	20,135,305
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024	5,574,000	5,357,617
Verizon Communications, Inc.
0.75%, 03/22/2024	9,280,000	8,982,940
3.50%, 11/01/2024	10,775,000	10,947,742
		45,423,604
Electric Utilities-2.64%
Avangrid, Inc., 3.15%, 12/01/2024	5,574,000	5,525,184
Duke Energy Corp., 3.75%, 04/15/2024(b)	9,287,000	9,363,752
Edison International, 3.55%, 11/15/2024	4,640,000	4,607,623
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	9,280,000	8,791,551
Evergy, Inc., 2.45%, 09/15/2024	7,425,000	7,228,389
Florida Power & Light Co., 3.25%, 06/01/2024(b)	4,640,000	4,669,234
Interstate Power and Light Co., 3.25%, 12/01/2024	4,646,000	4,654,395
NextEra Energy Capital Holdings, Inc., 2.94%, 03/21/2024(b)	10,304,000	10,280,366
Pacific Gas and Electric Co., 3.25%, 02/16/2024	9,280,000	9,154,189
Southern California Edison Co., 1.10%, 04/01/2024	6,497,000	6,254,272
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024(b)	5,573,000	5,332,857
		75,861,812
Electronic Equipment, Instruments & Components-0.56%
Arrow Electronics, Inc., 3.25%, 09/08/2024	4,796,000	4,747,347

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	$5,337,000	$5,439,364
Keysight Technologies, Inc., 4.55%, 10/30/2024	5,698,000	5,820,439
		16,007,150
Entertainment-0.80%
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024(b)	9,285,000	9,265,437
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	13,920,000	13,548,417
		22,813,854
Equity REITs-2.09%
American Tower Corp.
0.60%, 01/15/2024	4,641,000	4,456,265
5.00%, 02/15/2024	9,283,000	9,534,600
Boston Properties L.P., 3.80%, 02/01/2024	6,503,000	6,549,698
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	4,637,000	4,614,883
Crown Castle International Corp., 3.20%, 09/01/2024(b)	6,962,000	6,916,338
Simon Property Group L.P.
3.75%, 02/01/2024	5,597,000	5,655,101
2.00%, 09/13/2024	9,286,000	9,046,068
3.38%, 10/01/2024	8,356,000	8,377,636
W.P. Carey, Inc., 4.60%, 04/01/2024	4,645,000	4,731,439
		59,882,028
Food & Staples Retailing-1.56%
Costco Wholesale Corp., 2.75%, 05/18/2024	9,287,000	9,316,928
Kroger Co. (The), 4.00%, 02/01/2024	4,646,000	4,714,923
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	10,736,000	10,875,604
Walmart, Inc.
3.30%, 04/22/2024(b)	13,923,000	14,096,709
2.65%, 12/15/2024(b)	5,854,000	5,851,472
		44,855,636
Food Products-1.25%
General Mills, Inc., 3.65%, 02/15/2024(b)	4,639,000	4,690,553
Hormel Foods Corp., 0.65%, 06/03/2024(b)	8,820,000	8,447,265
McCormick & Co., Inc., 3.15%, 08/15/2024	6,498,000	6,473,960
Mondelez International, Inc., 2.13%, 03/17/2024	4,645,000	4,576,400
Tyson Foods, Inc., 3.95%, 08/15/2024	11,604,000	11,760,630
		35,948,808
Gas Utilities-0.57%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	5,520,000	5,409,194
ONE Gas, Inc., 1.10%, 03/11/2024	6,493,000	6,225,002
Southern California Gas Co., 3.15%, 09/15/2024	4,639,000	4,646,576
		16,280,772
Health Care Equipment & Supplies-1.29%
Becton, Dickinson and Co.
3.36%, 06/06/2024	9,263,000	9,297,263
3.73%, 12/15/2024	8,119,000	8,191,269
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024(b)	6,500,000	6,339,957
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Stryker Corp., 3.38%, 05/15/2024(b)	$5,569,000	$5,614,251
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	7,827,000	7,468,291
		36,911,031
Health Care Providers & Services-4.76%
Aetna, Inc., 3.50%, 11/15/2024	6,901,000	6,942,150
AmerisourceBergen Corp., 3.40%, 05/15/2024(b)	4,640,000	4,647,633
Anthem, Inc.
3.50%, 08/15/2024	7,357,000	7,415,179
3.35%, 12/01/2024	7,812,000	7,838,234
Cardinal Health, Inc., 3.08%, 06/15/2024	6,958,000	6,928,770
Centene Corp., 4.63%, 12/15/2029	31,574,000	31,172,379
Cigna Corp.
0.61%, 03/15/2024	4,644,000	4,447,178
3.50%, 06/15/2024	6,624,000	6,662,489
CommonSpirit Health, 2.76%, 10/01/2024	7,147,000	7,020,480
CVS Health Corp., 3.38%, 08/12/2024	6,031,000	6,058,373
HCA, Inc., 5.00%, 03/15/2024	18,564,000	19,051,374
Humana, Inc., 3.85%, 10/01/2024(b)	5,518,000	5,555,768
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	5,522,000	5,532,059
McKesson Corp., 3.80%, 03/15/2024	8,521,000	8,599,749
UnitedHealth Group, Inc., 0.55%, 05/15/2024(b)	9,193,000	8,815,701
		136,687,516
Hotels, Restaurants & Leisure-0.33%
Expedia Group, Inc., 4.50%, 08/15/2024	4,604,000	4,729,967
McDonald’s Corp., 3.25%, 06/10/2024	4,642,000	4,677,254
		9,407,221
Household Durables-0.37%
D.R. Horton, Inc., 2.50%, 10/15/2024	4,640,000	4,526,091
Lennar Corp., 4.50%, 04/30/2024	6,037,000	6,121,500
		10,647,591
Household Products-0.33%
Clorox Co. (The), 3.50%, 12/15/2024	4,598,000	4,621,082
Colgate-Palmolive Co., 3.25%, 03/15/2024	4,645,000	4,692,244
		9,313,326
Insurance-2.00%
Aflac, Inc., 3.63%, 11/15/2024(b)	6,899,000	6,997,420
American International Group, Inc., 4.13%, 02/15/2024(b)	7,731,000	7,862,984
Aon Global Ltd., 3.50%, 06/14/2024	5,519,000	5,528,246
Brown & Brown, Inc., 4.20%, 09/15/2024	4,595,000	4,638,905
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	6,437,000	6,483,309
CNA Financial Corp., 3.95%, 05/15/2024	5,055,000	5,109,070
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	5,518,000	5,554,908
MetLife, Inc., 3.60%, 04/10/2024(b)	9,190,000	9,306,279
Willis North America, Inc., 3.60%, 05/15/2024	5,979,000	5,970,019
		57,451,140
Interactive Media & Services-0.28%
Alphabet, Inc., 3.38%, 02/25/2024	7,921,000	8,033,536

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-2.75%
Amazon.com, Inc.
2.73%, 04/13/2024	$13,920,000	$13,951,085
0.45%, 05/12/2024(b)	23,206,000	22,252,415
2.80%, 08/22/2024(b)	18,567,000	18,632,909
3.80%, 12/05/2024	11,600,000	11,871,668
eBay, Inc., 3.45%, 08/01/2024	6,962,000	6,989,111
QVC, Inc., 4.85%, 04/01/2024	5,451,000	5,327,235
		79,024,423
IT Services-2.41%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	6,959,000	6,641,661
Fiserv, Inc., 2.75%, 07/01/2024	18,596,000	18,345,555
Global Payments, Inc., 1.50%, 11/15/2024(b)	4,642,000	4,409,511
International Business Machines Corp., 3.63%, 02/12/2024(b)	18,597,000	18,816,485
Mastercard, Inc., 3.38%, 04/01/2024	9,304,000	9,409,847
PayPal Holdings, Inc., 2.40%, 10/01/2024(b)	11,598,000	11,453,182
		69,076,241
Leisure Products-0.16%
Hasbro, Inc., 3.00%, 11/19/2024	4,642,000	4,621,431
Life Sciences Tools & Services-1.01%
PerkinElmer, Inc., 0.85%, 09/15/2024	7,366,000	6,928,081
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	23,017,000	22,058,927
		28,987,008
Machinery-3.85%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	11,034,000	10,746,432
0.45%, 05/17/2024	10,172,000	9,718,339
0.60%, 09/13/2024	6,906,000	6,564,700
2.15%, 11/08/2024	9,286,000	9,126,110
3.25%, 12/01/2024	5,806,000	5,856,565
Caterpillar, Inc., 3.40%, 05/15/2024	9,280,000	9,392,119
CNH Industrial Capital LLC, 4.20%, 01/15/2024	4,603,000	4,683,800
Illinois Tool Works, Inc., 3.50%, 03/01/2024	6,501,000	6,585,464
John Deere Capital Corp.
0.90%, 01/10/2024(b)	4,640,000	4,512,401
0.45%, 01/17/2024(b)	7,426,000	7,165,138
0.45%, 06/07/2024(b)	5,574,000	5,324,014
3.35%, 06/12/2024	4,637,000	4,688,652
2.65%, 06/24/2024	5,571,000	5,558,675
0.63%, 09/10/2024(b)	4,602,000	4,383,146
Parker-Hannifin Corp., 3.30%, 11/21/2024	4,646,000	4,645,853
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	4,644,000	4,653,143
Wabtec Corp., 4.40%, 03/15/2024	6,903,000	6,992,359
		110,596,910
Media-0.85%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024(b)	10,207,000	10,370,689
	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	$6,960,000	$6,989,334
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	6,963,000	6,987,594
		24,347,617
Metals & Mining-0.24%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024(b)	6,775,000	6,909,840
Multiline Retail-0.33%
Target Corp., 3.50%, 07/01/2024	9,280,000	9,391,112
Multi-Utilities-0.37%
Black Hills Corp., 1.04%, 08/23/2024(b)	5,515,000	5,209,037
WEC Energy Group, Inc., 0.80%, 03/15/2024	5,567,000	5,320,615
		10,529,652
Oil, Gas & Consumable Fuels-10.02%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	5,565,000	5,685,255
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	11,603,000	11,794,233
3.54%, 11/04/2024	6,960,000	7,041,026
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	4,645,000	4,672,448
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	11,599,000	12,183,855
Chevron Corp., 2.90%, 03/03/2024(b)	9,279,000	9,315,076
Chevron USA, Inc., 3.90%, 11/15/2024	5,804,000	5,937,936
ConocoPhillips, 3.35%, 11/15/2024(b)	3,952,000	3,983,656
ConocoPhillips Co., 2.13%, 03/08/2024(b)	8,285,000	8,238,486
Continental Resources, Inc., 3.80%, 06/01/2024	8,418,000	8,479,367
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	4,638,000	4,652,640
Energy Transfer L.P.
4.25%, 04/01/2024	4,645,000	4,680,332
3.90%, 05/15/2024	5,564,000	5,564,113
Enterprise Products Operating LLC, 3.90%, 02/15/2024	7,893,000	7,989,065
Equinor ASA (Norway), 3.70%, 03/01/2024	9,284,000	9,411,112
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	9,282,000	9,361,254
2.02%, 08/16/2024(b)	9,285,000	9,151,938
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	6,029,000	6,099,828
4.30%, 05/01/2024	5,571,000	5,656,684
4.25%, 09/01/2024	6,030,000	6,109,142
Marathon Petroleum Corp., 3.63%, 09/15/2024	6,964,000	6,967,434
MPLX L.P., 4.88%, 12/01/2024	10,666,000	10,916,287
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	9,204,000	9,688,786
Phillips 66, 0.90%, 02/15/2024	7,366,000	7,116,086
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	6,908,000	6,880,994
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	18,560,000	19,185,794
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	11,604,000	11,407,199

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Spectra Energy Partners L.P., 4.75%, 03/15/2024	$9,282,000	$9,485,984
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	6,304,000	6,576,393
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	9,284,000	9,414,995
3.75%, 04/10/2024(b)	11,602,000	11,809,829
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	11,506,000	10,888,905
Williams Cos., Inc. (The)
4.30%, 03/04/2024	9,287,000	9,431,361
4.55%, 06/24/2024	11,603,000	11,802,331
		287,579,824
Paper & Forest Products-0.17%
Georgia-Pacific LLC, 8.00%, 01/15/2024	4,646,000	5,003,201
Personal Products-0.80%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	4,642,000	4,551,406
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024(b)	4,680,000	4,719,920
2.60%, 05/05/2024(b)	9,313,000	9,278,331
0.63%, 08/12/2024	4,580,000	4,354,583
		22,904,240
Pharmaceuticals-1.70%
Astrazeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	14,712,000	14,091,818
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	19,956,000	20,239,791
Pfizer, Inc., 3.40%, 05/15/2024(b)	9,282,000	9,417,424
Wyeth LLC, 6.45%, 02/01/2024	4,640,000	4,906,002
		48,655,035
Professional Services-0.24%
Equifax, Inc., 2.60%, 12/01/2024	6,964,000	6,814,027
Road & Rail-1.03%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	4,646,000	4,709,830
3.40%, 09/01/2024	6,502,000	6,557,409
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	13,925,000	13,250,200
CSX Corp., 3.40%, 08/01/2024	5,103,000	5,125,621
		29,643,060
Semiconductors & Semiconductor Equipment-2.77%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	8,003,000	8,043,544
Intel Corp.
2.88%, 05/11/2024	11,698,000	11,727,347
2.70%, 06/17/2024	1,000,000	1,000,442
KLA Corp., 4.65%, 11/01/2024	11,604,000	11,971,848
Microchip Technology, Inc., 0.97%, 02/15/2024(b)	12,994,000	12,454,460
NVIDIA Corp., 0.58%, 06/14/2024	11,599,000	11,099,428
Qorvo, Inc., 4.38%, 10/15/2029	8,004,000	7,520,278
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	8,605,000	8,625,314
Xilinx, Inc., 2.95%, 06/01/2024	6,998,000	6,978,683
		79,421,344
	Principal Amount	Value
Software-2.86%
Microsoft Corp., 2.88%, 02/06/2024(b)	$20,902,000	$21,013,707
Oracle Corp.
3.40%, 07/08/2024(b)	18,601,000	18,582,292
2.95%, 11/15/2024(b)	18,598,000	18,293,821
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	4,641,000	4,555,622
salesforce.com, inc., 0.63%, 07/15/2024	9,280,000	8,859,017
VMware, Inc., 1.00%, 08/15/2024	11,506,000	10,886,983
		82,191,442
Specialty Retail-0.69%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	9,304,000	9,398,881
Home Depot, Inc. (The), 3.75%, 02/15/2024(b)	10,215,000	10,411,438
		19,810,319
Technology Hardware, Storage & Peripherals-2.52%
Apple, Inc.
3.00%, 02/09/2024	16,296,000	16,431,568
3.45%, 05/06/2024	23,205,000	23,574,303
2.85%, 05/11/2024	16,398,000	16,476,622
1.80%, 09/11/2024(b)	7,003,000	6,881,953
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	9,278,000	9,004,405
		72,368,851
Tobacco-0.82%
Altria Group, Inc., 4.00%, 01/31/2024(b)	7,204,000	7,307,420
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	9,282,000	9,115,938
Philip Morris International, Inc., 3.25%, 11/10/2024	6,962,000	6,997,596
		23,420,954
Trading Companies & Distributors-0.58%
Air Lease Corp.
0.70%, 02/15/2024(b)	6,957,000	6,605,123
0.80%, 08/18/2024	5,604,000	5,232,339
4.25%, 09/15/2024	4,644,000	4,650,635
		16,488,097
Wireless Telecommunication Services-0.25%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024(b)	7,210,000	7,298,917
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,885,791,213)		2,829,993,314
	Shares
Money Market Funds-0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $20,278,956)	20,278,956	20,278,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.32% (Cost $2,906,070,169)		2,850,272,270

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.35%
Invesco Private Government Fund, 0.74%(c)(d)(e)	20,232,605	$20,232,605
Invesco Private Prime Fund, 0.87%(c)(d)(e)	47,204,692	47,209,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,440,934)		67,442,018
TOTAL INVESTMENTS IN SECURITIES-101.67% (Cost $2,973,511,103)		2,917,714,288
OTHER ASSETS LESS LIABILITIES-(1.67)%		(47,931,082)
NET ASSETS-100.00%		$2,869,783,206

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,928,004	$159,289,332	$(145,938,380)	$-	$-	$20,278,956	$20,865
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,082,627	62,885,026	(62,735,048)	-	-	20,232,605	23,670*
Invesco Private Prime Fund	47,151,947	90,139,068	(90,067,890)	1,083	(14,795)	47,209,413	76,460*
Total	$74,162,578	$312,313,426	$(298,741,318)	$1,083	$(14,795)	$87,720,974	$120,995

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.63%
Aerospace & Defense-2.59%
Boeing Co. (The), 4.88%, 05/01/2025	$13,406,000	$13,555,113
General Dynamics Corp.
3.25%, 04/01/2025	2,876,000	2,885,851
3.50%, 05/15/2025	2,870,000	2,889,842
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	2,298,000	2,462,451
L3Harris Technologies, Inc., 3.83%, 04/27/2025	2,299,000	2,310,635
Northrop Grumman Corp., 2.93%, 01/15/2025(b)	5,749,000	5,712,297
Precision Castparts Corp., 3.25%, 06/15/2025(b)	3,258,000	3,273,375
Raytheon Technologies Corp., 3.95%, 08/16/2025	5,747,000	5,859,286
		38,948,850
Air Freight & Logistics-0.26%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	3,826,000	3,900,151
Airlines-0.41%
Southwest Airlines Co., 5.25%, 05/04/2025	5,937,000	6,184,307
Auto Components-0.29%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,859,000	1,849,626
Magna International, Inc. (Canada), 4.15%, 10/01/2025	2,443,000	2,485,807
		4,335,433
Automobiles-4.46%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	4,210,000	4,039,433
1.20%, 07/08/2025(b)	2,877,000	2,694,981
1.00%, 09/10/2025	2,868,000	2,655,410
General Motors Co.
4.00%, 04/01/2025	1,911,000	1,915,296
6.13%, 10/01/2025	7,658,000	8,128,171
General Motors Financial Co., Inc.
4.00%, 01/15/2025	3,834,000	3,847,655
2.90%, 02/26/2025(b)	4,792,000	4,663,933
3.80%, 04/07/2025(b)	4,210,000	4,194,322
4.35%, 04/09/2025	3,827,000	3,861,557
2.75%, 06/20/2025	4,783,000	4,610,060
4.30%, 07/13/2025	3,068,000	3,088,055
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	3,830,000	3,734,063
Toyota Motor Credit Corp.
1.45%, 01/13/2025(b)	4,400,000	4,227,531
1.80%, 02/13/2025	5,364,000	5,183,646
3.00%, 04/01/2025	4,790,000	4,770,458
3.40%, 04/14/2025	1,920,000	1,928,867
0.80%, 10/16/2025	3,828,000	3,531,593
		67,075,031
Banks-16.18%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	4,800,000	4,762,059
2.75%, 05/28/2025(b)	5,800,000	5,587,996
Bank of America Corp.
4.00%, 01/22/2025	9,572,000	9,648,273
3.88%, 08/01/2025	6,819,000	6,942,688
Series L, 3.95%, 04/21/2025	9,509,000	9,582,332
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada), 1.50%, 01/10/2025(b)	$5,170,000	$4,911,144
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	5,170,000	4,916,114
3.45%, 04/11/2025(b)	6,700,000	6,693,078
Canadian Imperial Bank of Commerce (Canada), 3.30%, 04/07/2025(b)	5,170,000	5,142,264
Citigroup, Inc.
3.88%, 03/26/2025	3,831,000	3,838,735
3.30%, 04/27/2025	5,743,000	5,703,560
4.40%, 06/10/2025	9,577,000	9,694,163
5.50%, 09/13/2025	5,437,000	5,698,048
Citizens Bank N.A., 2.25%, 04/28/2025	2,850,000	2,740,654
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025(b)	3,860,000	3,676,800
4.38%, 08/04/2025	5,770,000	5,804,619
Fifth Third Bancorp, 2.38%, 01/28/2025	2,874,000	2,787,549
Fifth Third Bank N.A., 3.95%, 07/28/2025	2,850,000	2,890,939
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	5,710,000	5,719,510
Huntington Bancshares, Inc., 4.00%, 05/15/2025	1,913,000	1,937,033
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	9,579,000	9,577,388
3.90%, 07/15/2025	9,574,000	9,748,435
KeyBank N.A., 3.30%, 06/01/2025(b)	2,760,000	2,749,964
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	5,080,000	5,109,432
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025(b)	9,960,000	9,583,746
3.78%, 03/02/2025(b)	2,816,000	2,823,151
1.41%, 07/17/2025(b)	6,640,000	6,177,662
PNC Bank N.A., 3.25%, 06/01/2025	3,925,000	3,919,713
Regions Financial Corp., 2.25%, 05/18/2025(b)	2,876,000	2,779,214
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	3,830,000	3,659,058
3.38%, 04/14/2025(b)	5,320,000	5,305,561
Santander Holdings USA, Inc.
3.45%, 06/02/2025	3,828,000	3,766,365
4.50%, 07/17/2025	4,215,000	4,266,157
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	1,850,000	1,851,236
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	4,800,000	4,647,767
1.47%, 07/08/2025(b)	9,040,000	8,445,346
Toronto-Dominion Bank (The) (Canada), 1.45%, 01/10/2025(b)	3,010,000	2,873,513
Truist Bank
1.50%, 03/10/2025	4,850,000	4,633,966
3.63%, 09/16/2025	4,850,000	4,839,341
Truist Financial Corp.
4.00%, 05/01/2025	3,253,000	3,308,595
3.70%, 06/05/2025	3,826,000	3,856,423
1.20%, 08/05/2025	2,876,000	2,680,604
U.S. Bancorp, 1.45%, 05/12/2025	5,744,000	5,451,779
U.S. Bank N.A., 2.05%, 01/21/2025(b)	3,680,000	3,576,387
Wells Fargo & Co.
3.00%, 02/19/2025	9,576,000	9,510,386
3.55%, 09/29/2025	9,579,000	9,584,552
		243,403,299
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Beverages-1.12%
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025	$2,960,000	$2,781,659
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	1,919,000	1,907,738
PepsiCo, Inc.
2.25%, 03/19/2025	5,742,000	5,664,244
2.75%, 04/30/2025	3,832,000	3,829,773
3.50%, 07/17/2025	2,686,000	2,725,414
		16,908,828
Biotechnology-2.43%
AbbVie, Inc., 3.60%, 05/14/2025	14,368,000	14,456,393
Amgen, Inc.
1.90%, 02/21/2025	1,919,000	1,852,696
3.13%, 05/01/2025(b)	3,828,000	3,815,055
Baxalta, Inc., 4.00%, 06/23/2025	3,065,000	3,093,006
Biogen, Inc., 4.05%, 09/15/2025	6,653,000	6,703,011
Gilead Sciences, Inc., 3.50%, 02/01/2025	6,653,000	6,679,268
		36,599,429
Building Products-0.13%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	1,914,000	1,919,486
Capital Markets-8.11%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	1,919,000	1,902,907
Ares Capital Corp.
4.25%, 03/01/2025	2,296,000	2,256,604
3.25%, 07/15/2025(b)	4,791,000	4,564,583
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	4,788,000	4,567,468
Series G, 3.00%, 02/24/2025	2,877,000	2,866,676
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	1,879,000	1,896,896
Charles Schwab Corp. (The)
4.20%, 03/24/2025	2,300,000	2,359,459
3.85%, 05/21/2025	2,869,000	2,919,350
CME Group, Inc., 3.00%, 03/15/2025	2,872,000	2,865,651
Credit Suisse AG (Switzerland)
3.70%, 02/21/2025	8,070,000	8,038,963
2.95%, 04/09/2025	5,675,000	5,536,407
Deutsche Bank AG (Germany), 4.50%, 04/01/2025(b)	5,720,000	5,665,881
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	9,504,000	9,527,425
3.50%, 04/01/2025	13,409,000	13,428,407
3.75%, 05/22/2025	8,558,000	8,612,522
4.25%, 10/21/2025	7,665,000	7,774,897
Moody’s Corp., 3.75%, 03/24/2025	2,685,000	2,709,969
Morgan Stanley
4.00%, 07/23/2025	11,284,000	11,411,065
5.00%, 11/24/2025	7,658,000	7,936,610
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025(b)	5,720,000	5,357,428
Northern Trust Corp., 3.95%, 10/30/2025	2,875,000	2,927,264
Owl Rock Capital Corp., 3.75%, 07/22/2025(b)	1,919,000	1,850,421
State Street Corp., 3.55%, 08/18/2025	4,981,000	5,037,157
		122,014,010
Chemicals-0.55%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025(b)	2,109,000	1,999,696
	Principal Amount	Value
Chemicals-(continued)
Eastman Chemical Co., 3.80%, 03/15/2025	$2,686,000	$2,690,539
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	1,913,000	1,822,562
LYB International Finance III LLC, 1.25%, 10/01/2025	1,885,000	1,736,294
		8,249,091
Commercial Services & Supplies-0.35%
Republic Services, Inc., 3.20%, 03/15/2025	1,917,000	1,901,658
Waste Management, Inc.
3.13%, 03/01/2025	1,600,000	1,601,401
0.75%, 11/15/2025(b)	1,920,000	1,773,657
		5,276,716
Communications Equipment-0.13%
Cisco Systems, Inc., 3.50%, 06/15/2025	1,904,000	1,929,374
Consumer Finance-2.25%
Ally Financial, Inc.
4.63%, 03/30/2025(b)	1,919,000	1,953,766
5.80%, 05/01/2025(b)	2,872,000	3,005,625
5.75%, 11/20/2025(b)	4,024,000	4,147,615
American Express Co., 2.25%, 03/04/2025(b)	6,700,000	6,536,360
Capital One Financial Corp.
3.20%, 02/05/2025(b)	3,832,000	3,792,320
4.25%, 04/30/2025	2,871,000	2,901,697
4.20%, 10/29/2025	5,750,000	5,790,887
Discover Financial Services, 3.75%, 03/04/2025	1,917,000	1,917,805
Synchrony Financial, 4.50%, 07/23/2025	3,831,000	3,822,721
		33,868,796
Containers & Packaging-0.15%
WRKCo, Inc., 3.75%, 03/15/2025	2,300,000	2,307,300
Distributors-0.12%
Genuine Parts Co., 1.75%, 02/01/2025	1,920,000	1,824,705
Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	1,918,000	1,810,047
Diversified Financial Services-0.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025(b)	3,092,000	2,994,402
6.50%, 07/15/2025	4,801,000	5,015,219
4.45%, 10/01/2025	2,303,000	2,268,841
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,915,000	1,892,908
1.88%, 02/07/2025(b)	2,300,000	2,214,241
		14,385,611
Diversified Telecommunication Services-0.67%
Verizon Communications, Inc.
3.38%, 02/15/2025	5,094,000	5,140,125
0.85%, 11/20/2025(b)	5,340,000	4,916,813
		10,056,938
Electric Utilities-2.45%
Avangrid, Inc., 3.20%, 04/15/2025	2,876,000	2,838,847
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	4,770,000	4,882,297
Constellation Energy Generation LLC, 3.25%, 06/01/2025	3,444,000	3,383,518

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp., 0.90%, 09/15/2025	$2,485,000	$2,287,746
Duke Energy Progress LLC, 3.25%, 08/15/2025(b)	1,911,000	1,900,566
Entergy Corp., 0.90%, 09/15/2025	3,065,000	2,795,821
Exelon Corp., 3.95%, 06/15/2025	3,090,000	3,120,730
Florida Power & Light Co.
2.85%, 04/01/2025	4,218,000	4,193,260
3.13%, 12/01/2025	2,297,000	2,298,901
Pacific Gas and Electric Co., 3.45%, 07/01/2025	3,349,000	3,217,993
Pinnacle West Capital Corp., 1.30%, 06/15/2025	1,920,000	1,778,203
Southern Power Co., 4.15%, 12/01/2025	1,913,000	1,945,665
Xcel Energy, Inc., 3.30%, 06/01/2025	2,284,000	2,266,669
		36,910,216
Electrical Equipment-0.13%
Emerson Electric Co., 3.15%, 06/01/2025	1,918,000	1,918,024
Energy Equipment & Services-0.33%
Halliburton Co., 3.80%, 11/15/2025	3,072,000	3,105,033
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	1,918,000	1,812,151
		4,917,184
Entertainment-1.00%
Netflix, Inc., 5.88%, 02/15/2025(b)	3,066,000	3,204,062
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	2,300,000	2,288,295
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	2,874,000	2,861,156
Walt Disney Co. (The), 3.35%, 03/24/2025	6,701,000	6,768,364
		15,121,877
Equity REITs-3.30%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025(b)	2,301,000	2,295,310
American Tower Corp.
2.40%, 03/15/2025	2,870,000	2,766,942
4.00%, 06/01/2025	2,821,000	2,836,049
1.30%, 09/15/2025	1,915,000	1,765,895
AvalonBay Communities, Inc., 3.45%, 06/01/2025	2,014,000	2,007,525
Boston Properties L.P., 3.20%, 01/15/2025	3,251,000	3,219,833
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	2,678,000	2,675,829
Crown Castle International Corp., 1.35%, 07/15/2025	1,918,000	1,777,706
Equinix, Inc., 1.00%, 09/15/2025	2,677,000	2,438,268
Essex Portfolio L.P., 3.50%, 04/01/2025	1,918,000	1,901,670
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	3,254,000	3,258,930
Healthpeak Properties, Inc., 4.00%, 06/01/2025	1,803,000	1,818,149
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	1,918,000	1,900,535
Kimco Realty Corp., 3.30%, 02/01/2025	1,912,000	1,895,723
Realty Income Corp.
3.88%, 04/15/2025	1,917,000	1,932,741
4.63%, 11/01/2025	2,047,000	2,116,728
Simon Property Group L.P., 3.50%, 09/01/2025	4,213,000	4,195,574
SITE Centers Corp., 3.63%, 02/01/2025	1,747,000	1,722,809
	Principal Amount	Value
Equity REITs-(continued)
Ventas Realty L.P., 3.50%, 02/01/2025	$2,301,000	$2,284,274
Welltower, Inc., 4.00%, 06/01/2025	4,783,000	4,811,948
		49,622,438
Food & Staples Retailing-0.45%
Sysco Corp., 3.75%, 10/01/2025	2,875,000	2,899,334
Walmart, Inc., 3.55%, 06/26/2025(b)	3,800,000	3,868,975
		6,768,309
Food Products-1.20%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	2,295,000	2,143,054
Campbell Soup Co., 3.95%, 03/15/2025(b)	3,198,000	3,228,903
General Mills, Inc., 4.00%, 04/17/2025(b)	3,066,000	3,118,804
JM Smucker Co. (The), 3.50%, 03/15/2025	3,830,000	3,829,826
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	2,869,000	2,935,376
Mondelez International, Inc., 1.50%, 05/04/2025	2,875,000	2,730,549
		17,986,512
Health Care Equipment & Supplies-1.35%
Abbott Laboratories, 2.95%, 03/15/2025	3,826,000	3,827,305
Boston Scientific Corp., 1.90%, 06/01/2025	1,913,000	1,822,533
Medtronic, Inc., 3.50%, 03/15/2025	6,132,000	6,218,343
Stryker Corp.
1.15%, 06/15/2025	2,491,000	2,329,512
3.38%, 11/01/2025	2,872,000	2,857,885
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	3,309,000	3,313,513
		20,369,091
Health Care Providers & Services-4.56%
AmerisourceBergen Corp., 3.25%, 03/01/2025(b)	1,920,000	1,907,425
Anthem, Inc., 2.38%, 01/15/2025	4,786,000	4,696,235
Cardinal Health, Inc., 3.75%, 09/15/2025	1,912,000	1,925,741
Cigna Corp.
3.25%, 04/15/2025	2,898,000	2,880,659
4.13%, 11/15/2025	8,427,000	8,581,764
CVS Health Corp.
4.10%, 03/25/2025	3,638,000	3,710,500
3.88%, 07/20/2025	10,836,000	10,956,357
HCA, Inc.
5.38%, 02/01/2025	9,960,000	10,304,218
5.25%, 04/15/2025	5,360,000	5,564,835
Humana, Inc., 4.50%, 04/01/2025	2,300,000	2,357,093
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	3,833,000	3,837,163
McKesson Corp., 0.90%, 12/03/2025	1,920,000	1,750,937
Quest Diagnostics, Inc., 3.50%, 03/30/2025	2,302,000	2,304,763
UnitedHealth Group, Inc., 3.75%, 07/15/2025	7,665,000	7,810,906
		68,588,596
Hotels, Restaurants & Leisure-1.22%
Booking Holdings, Inc., 3.65%, 03/15/2025	1,915,000	1,925,524
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,917,000	1,767,927
Marriott International, Inc., Series EE, 5.75%, 05/01/2025(b)	2,294,000	2,422,381

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
3.38%, 05/26/2025	$2,686,000	$2,691,496
3.30%, 07/01/2025	2,874,000	2,877,028
1.45%, 09/01/2025(b)	1,860,000	1,757,509
Starbucks Corp., 3.80%, 08/15/2025	4,787,000	4,848,759
		18,290,624
Household Durables-0.38%
DR Horton, Inc., 2.60%, 10/15/2025	1,911,000	1,830,621
Lennar Corp., 4.75%, 05/30/2025	1,912,000	1,951,970
Newell Brands, Inc., 4.88%, 06/01/2025	1,918,000	1,946,171
		5,728,762
Household Products-0.24%
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	3,828,000	3,543,667
Industrial Conglomerates-0.76%
3M Co.
2.00%, 02/14/2025	2,868,000	2,788,305
2.65%, 04/15/2025	1,912,000	1,893,243
3.00%, 08/07/2025	2,111,000	2,111,225
Honeywell International, Inc., 1.35%, 06/01/2025	4,790,000	4,575,023
		11,367,796
Insurance-1.67%
Allstate Corp. (The), 0.75%, 12/15/2025	2,280,000	2,076,639
American International Group, Inc.
2.50%, 06/30/2025	5,518,000	5,332,259
3.75%, 07/10/2025	4,002,000	4,013,207
Aon Global Ltd., 3.88%, 12/15/2025	2,871,000	2,891,463
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	3,060,000	3,051,518
CNO Financial Group, Inc., 5.25%, 05/30/2025	1,916,000	1,975,785
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	1,913,000	1,920,787
MetLife, Inc.
3.00%, 03/01/2025(b)	1,905,000	1,895,956
3.60%, 11/13/2025	1,915,000	1,930,599
		25,088,213
Interactive Media & Services-0.24%
Alphabet, Inc., 0.45%, 08/15/2025(b)	3,830,000	3,561,585
Internet & Direct Marketing Retail-1.26%
Amazon.com, Inc.
3.00%, 04/13/2025(b)	5,750,000	5,773,219
0.80%, 06/03/2025	4,791,000	4,509,796
5.20%, 12/03/2025	3,337,000	3,550,162
eBay, Inc., 1.90%, 03/11/2025	3,062,000	2,920,328
QVC, Inc., 4.45%, 02/15/2025(b)	2,297,000	2,140,735
		18,894,240
IT Services-2.36%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	3,831,000	3,877,453
Fiserv, Inc., 3.85%, 06/01/2025	3,450,000	3,460,659
International Business Machines Corp., 7.00%, 10/30/2025	2,299,000	2,575,129
Mastercard, Inc., 2.00%, 03/03/2025	2,875,000	2,810,041
PayPal Holdings, Inc., 1.65%, 06/01/2025	3,831,000	3,659,672
VeriSign, Inc., 5.25%, 04/01/2025	1,911,000	1,983,652
	Principal Amount	Value
IT Services-(continued)
Visa, Inc., 3.15%, 12/14/2025	$15,216,000	$15,253,085
Western Union Co. (The), 2.85%, 01/10/2025	1,920,000	1,873,109
		35,492,800
Life Sciences Tools & Services-0.13%
Danaher Corp., 3.35%, 09/15/2025(b)	1,911,000	1,908,785
Machinery-1.81%
Caterpillar Financial Services Corp.
1.45%, 05/15/2025(b)	2,297,000	2,187,673
0.80%, 11/13/2025	3,835,000	3,545,236
Cummins, Inc., 0.75%, 09/01/2025(b)	1,915,000	1,774,699
Deere & Co., 2.75%, 04/15/2025(b)	2,682,000	2,654,665
John Deere Capital Corp.
2.05%, 01/09/2025	2,111,000	2,062,153
1.25%, 01/10/2025(b)	3,060,000	2,927,941
3.45%, 03/13/2025(b)	3,450,000	3,493,422
Otis Worldwide Corp., 2.06%, 04/05/2025	4,974,000	4,777,002
Stanley Black & Decker, Inc., 2.30%, 02/24/2025(b)	1,917,000	1,877,454
Wabtec Corp., 3.20%, 06/15/2025	1,919,000	1,856,147
		27,156,392
Media-2.10%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	17,203,000	17,588,052
Comcast Corp.
3.38%, 02/15/2025	3,808,000	3,838,981
3.38%, 08/15/2025(b)	5,743,000	5,773,154
Fox Corp., 3.05%, 04/07/2025	2,298,000	2,266,924
Paramount Global, 4.75%, 05/15/2025(b)	2,127,000	2,181,033
		31,648,144
Metals & Mining-0.47%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030(b)	2,302,000	2,177,182
4.63%, 08/01/2030(b)	3,203,000	3,102,618
Nucor Corp., 2.00%, 06/01/2025	1,919,000	1,837,189
		7,116,989
Multiline Retail-0.76%
Dollar General Corp., 4.15%, 11/01/2025(b)	1,913,000	1,947,388
Dollar Tree, Inc., 4.00%, 05/15/2025	3,832,000	3,867,300
Target Corp., 2.25%, 04/15/2025	5,741,000	5,623,647
		11,438,335
Multi-Utilities-0.99%
Dominion Energy, Inc., 3.90%, 10/01/2025	2,870,000	2,896,857
DTE Energy Co., Series F, 1.05%, 06/01/2025	3,038,000	2,816,387
NiSource, Inc., 0.95%, 08/15/2025	4,788,000	4,389,847
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025(b)	2,094,000	1,913,298
Sempra Energy, 3.30%, 04/01/2025	2,870,000	2,854,120
		14,870,509
Oil, Gas & Consumable Fuels-10.15%
BP Capital Markets America, Inc., 3.19%, 04/06/2025	2,869,000	2,865,861
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025(b)	3,827,000	3,861,622

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	$2,303,000	$2,312,928
2.05%, 07/15/2025	2,303,000	2,192,509
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025(b)	2,648,000	2,769,889
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	5,749,000	5,985,144
Chevron Corp.
1.55%, 05/11/2025	9,571,000	9,216,952
3.33%, 11/17/2025(b)	2,873,000	2,892,952
Chevron USA, Inc., 0.69%, 08/12/2025(b)	2,873,000	2,669,377
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	3,798,000	3,895,460
ConocoPhillips Co., 2.40%, 03/07/2025	3,450,000	3,390,458
Devon Energy Corp.
5.85%, 12/15/2025	1,861,000	1,979,701
4.50%, 01/15/2030	2,180,000	2,153,683
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	1,912,000	2,022,786
Enbridge, Inc. (Canada)
2.50%, 01/15/2025(b)	1,920,000	1,865,079
2.50%, 02/14/2025	1,920,000	1,867,468
Energy Transfer L.P., 4.05%, 03/15/2025	3,827,000	3,839,182
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	4,408,000	4,425,159
EOG Resources, Inc., 3.15%, 04/01/2025	1,916,000	1,910,884
Equinor ASA (Norway), 2.88%, 04/06/2025	4,790,000	4,763,420
Exxon Mobil Corp.
2.71%, 03/06/2025(b)	6,652,000	6,612,251
2.99%, 03/19/2025	10,528,000	10,531,596
Kinder Morgan, Inc., 4.30%, 06/01/2025	5,743,000	5,827,026
Marathon Petroleum Corp., 4.70%, 05/01/2025	4,789,000	4,918,338
MPLX L.P.
4.00%, 02/15/2025	1,906,000	1,909,454
4.88%, 06/01/2025	4,553,000	4,658,518
ONEOK Partners L.P., 4.90%, 03/15/2025	1,919,000	1,961,518
Phillips 66, 3.85%, 04/09/2025(b)	2,485,000	2,510,084
Phillips 66 Co., 3.61%, 02/15/2025(c)	1,533,000	1,530,589
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	3,826,000	3,877,877
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	7,610,000	7,912,926
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025(b)	10,531,000	10,597,268
Spectra Energy Partners L.P., 3.50%, 03/15/2025	1,920,000	1,907,267
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025	2,104,000	2,074,298
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	3,632,000	3,625,408
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	3,834,000	3,769,164
Valero Energy Corp., 2.85%, 04/15/2025	3,147,000	3,081,005
Western Midstream Operating L.P., 3.60%, 02/01/2025	2,750,000	2,692,594
Williams Cos., Inc. (The)
3.90%, 01/15/2025(b)	2,874,000	2,881,102
4.00%, 09/15/2025	2,855,000	2,867,374
		152,626,171
	Principal Amount	Value
Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	$1,939,000	$1,940,485
Pharmaceuticals-3.77%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	7,604,000	7,640,801
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	1,233,000	1,257,732
0.75%, 11/13/2025(b)	3,831,000	3,535,593
Eli Lilly and Co., 2.75%, 06/01/2025	2,150,000	2,137,334
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	3,832,000	3,888,509
Johnson & Johnson
2.63%, 01/15/2025	2,822,000	2,811,322
0.55%, 09/01/2025	3,834,000	3,566,842
Merck & Co., Inc., 2.75%, 02/10/2025	9,576,000	9,565,991
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	3,829,000	3,734,841
3.00%, 11/20/2025(b)	6,655,000	6,679,467
Pfizer, Inc., 0.80%, 05/28/2025(b)	2,869,000	2,702,207
Royalty Pharma PLC, 1.20%, 09/02/2025	3,830,000	3,510,814
Viatris, Inc., 1.65%, 06/22/2025	2,870,000	2,648,585
Zoetis, Inc., 4.50%, 11/13/2025	2,874,000	2,963,092
		56,643,130
Professional Services-0.23%
Verisk Analytics, Inc., 4.00%, 06/15/2025	3,450,000	3,496,648
Road & Rail-0.71%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	1,915,000	1,907,676
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	2,684,000	2,646,562
CSX Corp., 3.35%, 11/01/2025	2,297,000	2,293,447
Union Pacific Corp.
3.75%, 07/15/2025	1,918,000	1,943,603
3.25%, 08/15/2025	1,915,000	1,913,894
		10,705,182
Semiconductors & Semiconductor Equipment-1.95%
Applied Materials, Inc., 3.90%, 10/01/2025	2,684,000	2,744,453
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025(b)	2,245,000	2,212,287
Intel Corp.
3.40%, 03/25/2025(b)	5,749,000	5,799,937
3.70%, 07/29/2025	8,554,000	8,695,287
Lam Research Corp., 3.80%, 03/15/2025	1,914,000	1,935,597
QUALCOMM, Inc., 3.45%, 05/20/2025	5,224,000	5,272,104
Texas Instruments, Inc., 1.38%, 03/12/2025	2,870,000	2,742,056
		29,401,721
Software-3.68%
Adobe, Inc.
1.90%, 02/01/2025(b)	1,912,000	1,861,025
3.25%, 02/01/2025	3,828,000	3,848,550
Intuit, Inc., 0.95%, 07/15/2025(b)	1,920,000	1,790,723
Microsoft Corp.
2.70%, 02/12/2025(b)	8,592,000	8,578,291
3.13%, 11/03/2025	11,492,000	11,595,352
Oracle Corp.
2.50%, 04/01/2025	13,406,000	12,908,107
2.95%, 05/15/2025	9,580,000	9,364,431

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 1.00%, 09/15/2025	$2,685,000	$2,466,695
VMware, Inc., 4.50%, 05/15/2025	2,871,000	2,921,097
		55,334,271
Specialty Retail-1.47%
AutoZone, Inc., 3.63%, 04/15/2025(b)	1,919,000	1,922,534
Dell International LLC/EMC Corp., 5.85%, 07/15/2025(b)	3,820,000	4,018,646
Home Depot, Inc. (The)
2.70%, 04/15/2025(b)	1,920,000	1,913,544
3.35%, 09/15/2025	3,831,000	3,875,104
Leidos, Inc., 3.63%, 05/15/2025	1,920,000	1,910,557
Lowe’s Cos., Inc.
4.00%, 04/15/2025	2,872,000	2,925,887
3.38%, 09/15/2025	2,875,000	2,876,090
Ross Stores, Inc., 4.60%, 04/15/2025	2,661,000	2,724,959
		22,167,321
Technology Hardware, Storage & Peripherals-2.95%
Apple, Inc.
2.75%, 01/13/2025	5,743,000	5,733,991
2.50%, 02/09/2025(b)	5,741,000	5,695,348
1.13%, 05/11/2025	8,558,000	8,150,215
3.20%, 05/13/2025	7,604,000	7,680,746
0.55%, 08/20/2025	4,788,000	4,450,489
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	9,553,000	9,901,480
NetApp, Inc., 1.88%, 06/22/2025	2,874,000	2,725,417
		44,337,686
Textiles, Apparel & Luxury Goods-0.43%
NIKE, Inc., 2.40%, 03/27/2025(b)	3,756,000	3,692,215
VF Corp., 2.40%, 04/23/2025	2,877,000	2,800,537
		6,492,752
Thrifts & Mortgage Finance-0.13%
Radian Group, Inc., 6.63%, 03/15/2025(b)	1,979,000	2,035,659
Tobacco-1.20%
Altria Group, Inc., 2.35%, 05/06/2025	2,872,000	2,758,237
Philip Morris International, Inc.
1.50%, 05/01/2025	2,870,000	2,732,759
3.38%, 08/11/2025	2,876,000	2,876,951
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	9,513,000	9,644,173
		18,012,120
	Principal Amount	Value
Trading Companies & Distributors-0.69%
Air Lease Corp.
2.30%, 02/01/2025	$2,870,000	$2,725,558
3.25%, 03/01/2025	2,685,000	2,609,288
3.38%, 07/01/2025	3,259,000	3,165,591
WW Grainger, Inc., 1.85%, 02/15/2025	1,912,000	1,843,750
		10,344,187
Water Utilities-0.13%
American Water Capital Corp., 3.40%, 03/01/2025	1,996,000	1,997,337
Wireless Telecommunication Services-0.57%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025(b)	2,685,000	2,678,919
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	5,743,000	5,851,639
		8,530,558
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,536,418,119)		1,483,371,718
	Shares
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $8,780,875)	8,780,875	8,780,875
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $1,545,198,994)		1,492,152,593
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.30%
Invesco Private Government Fund, 0.74%(d)(e)(f)	19,328,930	19,328,930
Invesco Private Prime Fund, 0.87%(d)(e)(f)	45,267,811	45,272,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,600,028)		64,601,269
TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $1,609,799,022)		1,556,753,862
OTHER ASSETS LESS LIABILITIES-(3.51)%		(52,850,089)
NET ASSETS-100.00%		$1,503,903,773

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$960,043	$101,461,812	$(93,640,980)	$-	$-	$8,780,875	$9,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,985,236	61,378,831	(62,035,137)	-	-	19,328,930	23,675*
Invesco Private Prime Fund	46,632,217	96,134,964	(97,481,038)	1,241	(15,045)	45,272,339	76,078*
Total	$67,577,496	$258,975,607	$(253,157,155)	$1,241	$(15,045)	$73,382,144	$108,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-2.38%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$3,885,000	$3,664,148
2.20%, 02/04/2026	15,242,000	14,001,289
General Dynamics Corp.
1.15%, 06/01/2026	1,390,000	1,274,579
2.13%, 08/15/2026	1,387,000	1,321,548
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	2,759,000	2,802,723
Raytheon Technologies Corp., 2.65%, 11/01/2026(b)	1,986,000	1,921,611
		24,985,898
Air Freight & Logistics-0.32%
FedEx Corp., 3.25%, 04/01/2026	2,080,000	2,056,274
United Parcel Service, Inc., 2.40%, 11/15/2026	1,381,000	1,329,486
		3,385,760
Airlines-0.29%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	2,809,000	3,033,074
Automobiles-2.12%
American Honda Finance Corp.
1.30%, 09/09/2026(b)	2,062,000	1,882,961
2.30%, 09/09/2026	1,377,000	1,310,495
General Motors Financial Co., Inc.
1.25%, 01/08/2026(b)	3,948,000	3,553,531
5.25%, 03/01/2026	3,463,000	3,566,782
1.50%, 06/10/2026	3,400,000	3,049,462
4.00%, 10/06/2026	2,074,000	2,043,716
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	2,756,000	2,551,887
Toyota Motor Credit Corp.
0.80%, 01/09/2026(b)	1,938,000	1,770,366
1.13%, 06/18/2026	2,776,000	2,541,896
		22,271,096
Banks-17.86%
Bank of America Corp.
4.45%, 03/03/2026	5,539,000	5,612,840
3.50%, 04/19/2026	6,892,000	6,850,166
4.25%, 10/22/2026(b)	5,547,000	5,613,504
Bank of Nova Scotia (The) (Canada)
1.05%, 03/02/2026	2,634,000	2,381,002
1.35%, 06/24/2026(b)	1,977,000	1,795,934
1.30%, 09/15/2026(b)	2,444,000	2,198,722
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	5,720,000	5,826,157
BPCE S.A. (France), 3.38%, 12/02/2026	1,610,000	1,573,708
Citigroup, Inc.
3.70%, 01/12/2026	5,512,000	5,477,565
4.60%, 03/09/2026	4,133,000	4,196,220
3.40%, 05/01/2026	5,264,000	5,195,231
3.20%, 10/21/2026	8,314,000	8,067,943
4.30%, 11/20/2026(b)	2,773,000	2,787,602
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	4,280,000	4,178,950
Fifth Third Bank N.A., 3.85%, 03/15/2026(b)	2,025,000	2,028,315
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	8,275,000	8,367,900
4.38%, 11/23/2026(b)	4,177,000	4,192,343
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.30%, 04/01/2026	$6,926,000	$6,861,366
3.20%, 06/15/2026	4,853,000	4,799,876
2.95%, 10/01/2026	8,315,000	8,075,228
7.63%, 10/15/2026	1,373,000	1,571,290
4.13%, 12/15/2026	5,510,000	5,540,453
KeyBank N.A., 3.40%, 05/20/2026	1,610,000	1,566,131
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	4,230,000	4,257,260
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	6,590,000	6,568,288
2.76%, 09/13/2026(b)	2,690,000	2,558,783
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	2,690,000	2,556,257
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	4,230,000	4,289,381
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	1,940,000	1,766,437
Royal Bank of Canada (Canada), 1.15%, 07/14/2026	1,972,000	1,780,302
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	2,690,000	2,424,163
3.78%, 03/09/2026	4,133,000	4,109,397
2.63%, 07/14/2026	6,198,000	5,886,225
1.40%, 09/17/2026(b)	5,375,000	4,825,565
3.01%, 10/19/2026	4,137,000	3,967,251
SVB Financial Group, 1.80%, 10/28/2026	1,790,000	1,629,499
Truist Bank
3.30%, 05/15/2026(b)	2,020,000	1,988,297
3.80%, 10/30/2026	2,290,000	2,281,376
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	3,715,000	3,555,399
Series W, 3.10%, 04/27/2026(b)	2,774,000	2,726,603
Wells Fargo & Co.
3.00%, 04/22/2026	9,667,000	9,384,048
4.10%, 06/03/2026	6,759,000	6,784,846
3.00%, 10/23/2026	9,640,000	9,311,206
		187,409,029
Beverages-1.11%
Constellation Brands, Inc., 3.70%, 12/06/2026	1,658,000	1,650,100
Molson Coors Beverage Co., 3.00%, 07/15/2026	5,511,000	5,314,679
PepsiCo, Inc.
2.85%, 02/24/2026(b)	2,070,000	2,052,671
2.38%, 10/06/2026(b)	2,767,000	2,681,367
		11,698,817
Biotechnology-3.35%
AbbVie, Inc.
3.20%, 05/14/2026(b)	5,511,000	5,430,210
2.95%, 11/21/2026	11,058,000	10,773,334
Amgen, Inc., 2.60%, 08/19/2026(b)	3,449,000	3,326,454
Gilead Sciences, Inc., 3.65%, 03/01/2026	7,573,000	7,600,023
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	8,271,000	8,056,271
		35,186,292
Building Products-0.13%
Johnson Controls International PLC, 3.90%, 02/14/2026	1,345,000	1,348,189
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Capital Markets-7.82%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	$1,382,000	$1,345,155
Ares Capital Corp.
3.88%, 01/15/2026(b)	3,183,000	3,048,292
2.15%, 07/15/2026	2,743,000	2,417,805
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026	1,940,000	1,770,794
2.80%, 05/04/2026	2,077,000	2,034,552
2.45%, 08/17/2026	2,080,000	2,006,570
1.05%, 10/15/2026	1,387,000	1,251,377
Blackstone Secured Lending Fund
3.63%, 01/15/2026(b)	2,202,000	2,102,032
2.75%, 09/16/2026(b)	1,931,000	1,758,371
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026(b)	1,373,000	1,384,818
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	3,463,000	3,156,236
1.15%, 05/13/2026	2,776,000	2,544,585
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	4,710,000	4,194,255
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	2,150,000	1,973,830
FS KKR Capital Corp., 3.40%, 01/15/2026	2,754,000	2,575,187
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026(b)	1,375,000	1,295,882
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026(b)	4,854,000	4,864,686
3.50%, 11/16/2026	7,624,000	7,534,552
Morgan Stanley
3.88%, 01/27/2026	8,311,000	8,338,169
3.13%, 07/27/2026	8,311,000	8,086,520
6.25%, 08/09/2026	1,950,000	2,118,324
4.35%, 09/08/2026	5,925,000	6,005,889
Nasdaq, Inc., 3.85%, 06/30/2026	1,376,000	1,381,711
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	3,360,000	3,030,052
Owl Rock Capital Corp.
4.25%, 01/15/2026	1,373,000	1,312,369
3.40%, 07/15/2026(b)	2,756,000	2,544,696
State Street Corp., 2.65%, 05/19/2026(b)	2,067,000	2,025,504
		82,102,213
Chemicals-0.88%
Ecolab, Inc., 2.70%, 11/01/2026(b)	2,067,000	2,013,796
FMC Corp., 3.20%, 10/01/2026(b)	1,373,000	1,333,669
Linde, Inc., 3.20%, 01/30/2026(b)	2,010,000	2,014,358
PPG Industries, Inc., 1.20%, 03/15/2026	1,936,000	1,767,073
Westlake Corp., 3.60%, 08/15/2026	2,078,000	2,065,874
		9,194,770
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026(b)	1,385,000	1,342,260
Communications Equipment-0.78%
Cisco Systems, Inc.
2.95%, 02/28/2026	2,066,000	2,051,155
2.50%, 09/20/2026(b)	4,135,000	4,023,431
Hughes Satellite Systems Corp., 5.25%, 08/01/2026(b)	2,071,000	2,065,874
		8,140,460
	Principal Amount	Value
Consumer Finance-1.03%
American Express Co., 1.65%, 11/04/2026(b)	$3,053,000	$2,816,988
Capital One Financial Corp., 3.75%, 07/28/2026	4,134,000	4,061,361
Discover Bank, 3.45%, 07/27/2026	2,690,000	2,620,882
Synchrony Financial, 3.70%, 08/04/2026	1,374,000	1,328,691
		10,827,922
Containers & Packaging-0.36%
Berry Global, Inc., 1.57%, 01/15/2026	4,148,000	3,780,878
Diversified Financial Services-1.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	2,775,000	2,479,119
2.45%, 10/29/2026	9,880,000	8,861,871
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	6,930,000	6,926,822
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	1,584,000	1,432,260
Voya Financial, Inc., 3.65%, 06/15/2026	1,230,000	1,212,154
		20,912,226
Diversified Telecommunication Services-1.69%
AT&T, Inc., 1.70%, 03/25/2026	8,312,000	7,756,066
Verizon Communications, Inc.
1.45%, 03/20/2026(b)	5,315,000	4,940,334
2.63%, 08/15/2026(b)	5,183,000	4,998,688
		17,695,088
Electric Utilities-3.36%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026(b)	1,470,000	1,438,837
Commonwealth Edison Co., 2.55%, 06/15/2026	1,374,000	1,334,838
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	1,660,000	1,622,308
Duke Energy Corp., 2.65%, 09/01/2026	4,134,000	3,942,026
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	2,067,000	2,026,539
Entergy Arkansas LLC, 3.50%, 04/01/2026	1,655,000	1,652,102
Entergy Corp., 2.95%, 09/01/2026	2,066,000	1,995,174
Exelon Corp., 3.40%, 04/15/2026(b)	2,076,000	2,042,907
Fortis, Inc. (Canada), 3.06%, 10/04/2026	3,027,000	2,923,827
Pacific Gas and Electric Co., 3.15%, 01/01/2026	5,405,775	5,093,627
PPL Capital Funding, Inc., 3.10%, 05/15/2026	1,802,000	1,749,006
Southern Co. (The), 3.25%, 07/01/2026(b)	4,847,000	4,744,005
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	1,380,000	1,273,522
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	2,064,000	2,030,549
Xcel Energy, Inc., 3.35%, 12/01/2026	1,389,000	1,367,191
		35,236,458
Electrical Equipment-0.17%
Emerson Electric Co., 0.88%, 10/15/2026	1,979,000	1,776,306
Electronic Equipment, Instruments & Components-0.62%
Avnet, Inc., 4.63%, 04/15/2026	1,520,000	1,532,438
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026(b)	2,758,000	2,542,476

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Jabil, Inc., 1.70%, 04/15/2026	$1,390,000	$1,263,090
Vontier Corp., 1.80%, 04/01/2026	1,315,000	1,175,137
		6,513,141
Energy Equipment & Services-0.15%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026	1,665,000	1,553,705
Entertainment-1.37%
Activision Blizzard, Inc., 3.40%, 09/15/2026(b)	2,353,000	2,352,458
Netflix, Inc., 4.38%, 11/15/2026(b)	2,760,000	2,757,019
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	2,773,000	2,748,547
1.85%, 07/30/2026(b)	2,753,000	2,582,701
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	4,157,000	3,947,438
		14,388,163
Equity REITs-4.81%
American Tower Corp.
4.40%, 02/15/2026	1,385,000	1,403,939
1.60%, 04/15/2026	1,942,000	1,774,072
1.45%, 09/15/2026(b)	1,660,000	1,484,469
3.38%, 10/15/2026(b)	2,773,000	2,688,641
Boston Properties L.P.
3.65%, 02/01/2026	2,760,000	2,734,232
2.75%, 10/01/2026	2,631,000	2,499,601
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	1,654,000	1,648,530
CBRE Services, Inc., 4.88%, 03/01/2026	1,649,000	1,686,980
Crown Castle International Corp.
4.45%, 02/15/2026	2,490,000	2,523,242
3.70%, 06/15/2026	2,082,000	2,057,548
1.05%, 07/15/2026	2,776,000	2,470,219
Equinix, Inc., 1.45%, 05/15/2026(b)	1,938,000	1,755,742
ERP Operating L.P., 2.85%, 11/01/2026	1,319,000	1,277,787
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	2,704,000	2,715,370
Healthpeak Properties, Inc., 3.25%, 07/15/2026	1,794,000	1,755,108
Kimco Realty Corp., 2.80%, 10/01/2026(b)	1,376,000	1,313,656
LifeStorage L.P., 3.50%, 07/01/2026	1,653,000	1,613,170
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026(b)	1,655,000	1,679,596
Public Storage
0.88%, 02/15/2026	1,390,000	1,260,392
1.50%, 11/09/2026(b)	1,804,000	1,656,636
Realty Income Corp.
4.88%, 06/01/2026	1,644,000	1,703,579
4.13%, 10/15/2026	1,794,000	1,820,045
Sabra Health Care L.P., 5.13%, 08/15/2026	1,381,000	1,387,299
Simon Property Group L.P.
3.30%, 01/15/2026	2,205,000	2,182,107
3.25%, 11/30/2026	2,083,000	2,033,393
Ventas Realty L.P., 4.13%, 01/15/2026	1,381,000	1,389,513
Welltower, Inc., 4.25%, 04/01/2026	1,925,000	1,939,526
		50,454,392
Food & Staples Retailing-1.26%
Kroger Co. (The)
3.50%, 02/01/2026(b)	1,381,000	1,369,561
2.65%, 10/15/2026	2,073,000	1,984,334
Sysco Corp., 3.30%, 07/15/2026	2,754,000	2,720,900
	Principal Amount	Value
Food & Staples Retailing-(continued)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	$4,015,000	$3,978,725
Walmart, Inc., 1.05%, 09/17/2026(b)	3,445,000	3,167,114
		13,220,634
Food Products-1.47%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	2,756,000	2,687,072
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	1,941,000	1,881,609
Hershey Co. (The), 2.30%, 08/15/2026	1,377,000	1,328,161
Ingredion, Inc., 3.20%, 10/01/2026	1,379,000	1,341,396
Kellogg Co., 3.25%, 04/01/2026	2,067,000	2,043,348
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026(b)	5,167,000	5,001,911
McCormick & Co., Inc., 0.90%, 02/15/2026	1,320,000	1,189,777
		15,473,274
Gas Utilities-0.26%
National Fuel Gas Co., 5.50%, 01/15/2026	1,343,000	1,388,310
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,376,000	1,324,981
		2,713,291
Health Care Equipment & Supplies-0.91%
Abbott Laboratories, 3.75%, 11/30/2026	4,686,000	4,784,093
Baxter International, Inc., 2.60%, 08/15/2026(b)	2,064,000	1,969,049
Stryker Corp., 3.50%, 03/15/2026	2,768,000	2,770,706
		9,523,848
Health Care Providers & Services-3.26%
Anthem, Inc., 1.50%, 03/15/2026	2,080,000	1,936,364
Cigna Corp.
4.50%, 02/25/2026	3,411,000	3,507,876
1.25%, 03/15/2026(b)	2,222,000	2,036,189
CVS Health Corp., 2.88%, 06/01/2026	4,823,000	4,683,241
HCA, Inc.
5.88%, 02/15/2026	4,137,000	4,334,790
5.25%, 06/15/2026	4,132,000	4,287,353
5.38%, 09/01/2026(b)	2,759,000	2,876,340
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	1,390,000	1,272,276
McKesson Corp., 1.30%, 08/15/2026(b)	1,390,000	1,254,755
Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,378,000	1,367,166
UnitedHealth Group, Inc.
1.25%, 01/15/2026	1,390,000	1,300,358
3.10%, 03/15/2026	2,776,000	2,760,340
1.15%, 05/15/2026(b)	2,776,000	2,560,704
		34,177,752
Hotels, Restaurants & Leisure-1.25%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	2,755,000	2,765,427
Expedia Group, Inc., 5.00%, 02/15/2026(b)	2,073,000	2,112,630
Marriott International, Inc., Series R, 3.13%, 06/15/2026	2,075,000	2,013,963
McDonald’s Corp., 3.70%, 01/30/2026	4,851,000	4,903,620
Starbucks Corp., 2.45%, 06/15/2026(b)	1,373,000	1,319,555
		13,115,195
Household Durables-0.80%
DR Horton, Inc., 1.30%, 10/15/2026	1,607,000	1,428,679

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Newell Brands, Inc., 4.45%, 04/01/2026(b)	$5,505,000	$5,506,101
PulteGroup, Inc., 5.50%, 03/01/2026	1,382,000	1,445,264
		8,380,044
Household Products-0.62%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	1,663,000	1,650,757
1.00%, 04/23/2026(b)	2,756,000	2,553,129
2.45%, 11/03/2026(b)	2,406,000	2,339,042
		6,542,928
Independent Power and Renewable Electricity Producers-0.18%
AES Corp. (The), 1.38%, 01/15/2026	2,103,000	1,902,268
Industrial Conglomerates-0.55%
3M Co., 2.25%, 09/19/2026	1,789,000	1,716,385
Honeywell International, Inc., 2.50%, 11/01/2026(b)	4,138,000	4,012,964
		5,729,349
Insurance-2.17%
Allstate Corp. (The), 3.28%, 12/15/2026	1,519,000	1,513,295
American International Group, Inc., 3.90%, 04/01/2026	4,155,000	4,177,031
Arch Capital Finance LLC, 4.01%, 12/15/2026	1,374,000	1,387,595
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	4,138,000	4,122,756
CNA Financial Corp., 4.50%, 03/01/2026	1,377,000	1,405,851
Loews Corp., 3.75%, 04/01/2026	1,377,000	1,386,648
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	2,753,000	2,792,474
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	1,664,000	1,670,579
Old Republic International Corp., 3.88%, 08/26/2026(b)	1,514,000	1,504,947
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	1,383,000	1,289,568
Trinity Acquisition PLC, 4.40%, 03/15/2026	1,524,000	1,538,845
		22,789,589
Interactive Media & Services-0.51%
Alphabet, Inc., 2.00%, 08/15/2026(b)	5,541,000	5,326,971
Internet & Direct Marketing Retail-0.85%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	7,579,000	7,001,517
eBay, Inc., 1.40%, 05/10/2026(b)	2,066,000	1,892,752
		8,894,269
IT Services-2.55%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026(b)	1,381,000	1,357,546
DXC Technology Co., 1.80%, 09/15/2026(b)	1,840,000	1,650,238
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	3,289,000	2,974,386
Fiserv, Inc., 3.20%, 07/01/2026(b)	5,515,000	5,354,103
Global Payments, Inc.
1.20%, 03/01/2026(b)	3,051,000	2,756,745
4.80%, 04/01/2026	2,068,000	2,120,378
International Business Machines Corp., 3.45%, 02/19/2026	3,730,000	3,730,093
Mastercard, Inc., 2.95%, 11/21/2026(b)	2,074,000	2,054,043
	Principal Amount	Value
IT Services-(continued)
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	$3,469,000	$3,349,205
Western Union Co. (The), 1.35%, 03/15/2026	1,582,000	1,430,960
		26,777,697
Leisure Products-0.17%
Hasbro, Inc., 3.55%, 11/19/2026	1,856,000	1,817,795
Machinery-1.84%
Caterpillar Financial Services Corp.
0.90%, 03/02/2026(b)	2,078,000	1,905,173
1.15%, 09/14/2026(b)	1,376,000	1,261,024
CNH Industrial Capital LLC
1.88%, 01/15/2026	1,375,000	1,280,623
1.45%, 07/15/2026	1,580,000	1,432,775
Fortive Corp., 3.15%, 06/15/2026	2,479,000	2,408,183
Illinois Tool Works, Inc., 2.65%, 11/15/2026	2,751,000	2,679,983
John Deere Capital Corp.
0.70%, 01/15/2026(b)	2,492,000	2,280,063
2.65%, 06/10/2026	1,384,000	1,348,240
1.05%, 06/17/2026	1,518,000	1,388,118
Wabtec Corp., 3.45%, 11/15/2026(b)	2,068,000	1,966,805
Xylem, Inc., 3.25%, 11/01/2026(b)	1,379,000	1,357,293
		19,308,280
Media-1.34%
Comcast Corp., 3.15%, 03/01/2026	6,093,000	6,045,997
Discovery Communications LLC, 4.90%, 03/11/2026(b)	1,941,000	2,003,878
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	3,853,000	3,835,562
Paramount Global, 4.00%, 01/15/2026	2,219,000	2,228,280
		14,113,717
Multiline Retail-0.26%
Target Corp., 2.50%, 04/15/2026(b)	2,754,000	2,700,504
Multi-Utilities-0.54%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	1,380,000	1,263,927
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	1,650,000	1,513,448
DTE Energy Co., 2.85%, 10/01/2026	1,650,000	1,588,703
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	1,384,000	1,330,244
		5,696,322
Oil, Gas & Consumable Fuels-7.09%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	1,515,000	1,596,563
Chevron Corp., 2.95%, 05/16/2026	6,203,000	6,179,045
Diamondback Energy, Inc., 3.25%, 12/01/2026(b)	2,216,000	2,201,400
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	1,320,000	1,200,056
4.25%, 12/01/2026	2,074,000	2,098,154
Energy Transfer L.P.
4.75%, 01/15/2026	2,713,000	2,758,932
3.90%, 07/15/2026	1,529,000	1,501,813
Enterprise Products Operating LLC, 3.70%, 02/15/2026	2,421,000	2,421,348
EOG Resources, Inc., 4.15%, 01/15/2026	2,050,000	2,099,739
Equinor ASA (Norway), 1.75%, 01/22/2026	2,069,000	1,956,269

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$6,886,000	$6,855,839
2.28%, 08/16/2026	2,721,000	2,624,210
HF Sinclair Corp., 5.88%, 04/01/2026(c)	2,085,000	2,133,072
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	1,320,000	1,207,237
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	1,794,000	1,863,477
MPLX L.P., 1.75%, 03/01/2026	4,157,000	3,808,417
ONEOK, Inc., 5.85%, 01/15/2026	1,662,000	1,749,976
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	1,906,000	1,974,275
Phillips 66, 1.30%, 02/15/2026	1,386,000	1,274,288
Pioneer Natural Resources Co., 1.13%, 01/15/2026	2,042,000	1,863,448
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	2,079,000	2,094,448
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026(b)	4,132,000	4,361,021
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	4,614,000	4,554,161
2.50%, 09/12/2026(b)	2,767,000	2,688,625
Spectra Energy Partners L.P., 3.38%, 10/15/2026	1,663,000	1,622,317
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	2,773,000	2,661,901
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	2,340,000	2,417,930
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	2,715,000	3,055,535
Valero Energy Corp., 3.40%, 09/15/2026	1,651,000	1,617,705
		74,441,201
Personal Products-0.18%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	1,983,000	1,878,717
Pharmaceuticals-2.72%
Astrazeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	3,460,000	3,181,163
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	3,329,000	3,021,859
Johnson & Johnson, 2.45%, 03/01/2026	5,541,000	5,445,798
Merck & Co., Inc., 0.75%, 02/24/2026(b)	2,775,000	2,553,956
Pfizer, Inc.
2.75%, 06/03/2026(b)	3,465,000	3,410,667
3.00%, 12/15/2026(b)	4,852,000	4,816,325
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026(b)	6,227,000	6,089,307
		28,519,075
Professional Services-0.13%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	1,373,000	1,346,503
Road & Rail-0.87%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	1,386,000	1,354,188
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	2,758,000	2,544,095
CSX Corp., 2.60%, 11/01/2026	1,931,000	1,846,025
Norfolk Southern Corp., 2.90%, 06/15/2026	1,663,000	1,610,159
Union Pacific Corp., 2.75%, 03/01/2026	1,800,000	1,754,486
		9,108,953
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-1.12%
Analog Devices, Inc., 3.50%, 12/05/2026	$2,491,000	$2,505,563
Intel Corp., 2.60%, 05/19/2026(b)	2,754,000	2,692,916
Marvell Technology, Inc., 1.65%, 04/15/2026	1,373,000	1,249,318
NVIDIA Corp., 3.20%, 09/16/2026	2,770,000	2,784,465
Skyworks Solutions, Inc., 1.80%, 06/01/2026	1,320,000	1,193,688
Texas Instruments, Inc., 1.13%, 09/15/2026(b)	1,390,000	1,275,562
		11,701,512
Software-3.26%
Citrix Systems, Inc., 1.25%, 03/01/2026	1,972,000	1,937,253
Fortinet, Inc., 1.00%, 03/15/2026	1,320,000	1,183,613
Microsoft Corp., 2.40%, 08/08/2026	11,059,000	10,848,130
Oracle Corp.
1.65%, 03/25/2026(b)	7,620,000	6,946,473
2.65%, 07/15/2026(b)	8,315,000	7,808,522
Roper Technologies, Inc., 3.80%, 12/15/2026	1,929,000	1,927,049
VMware, Inc., 1.40%, 08/15/2026	3,953,000	3,548,516
		34,199,556
Specialty Retail-3.15%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	12,413,000	13,126,219
4.90%, 10/01/2026	4,777,000	4,890,196
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	3,578,000	3,570,090
2.13%, 09/15/2026	2,776,000	2,654,699
Lowe’s Cos., Inc., 2.50%, 04/15/2026	3,724,000	3,582,120
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	1,380,000	1,373,148
Ross Stores, Inc., 0.88%, 04/15/2026	1,346,000	1,208,748
TJX Cos., Inc. (The), 2.25%, 09/15/2026	2,754,000	2,630,653
		33,035,873
Technology Hardware, Storage & Peripherals-3.58%
Apple, Inc.
0.70%, 02/08/2026	6,933,000	6,400,042
3.25%, 02/23/2026	9,004,000	9,066,972
2.45%, 08/04/2026	6,197,000	6,039,381
2.05%, 09/11/2026	5,544,000	5,317,679
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	2,079,000	1,927,389
HP, Inc., 1.45%, 06/17/2026	2,728,000	2,468,462
Western Digital Corp., 4.75%, 02/15/2026(b)	6,378,000	6,377,298
		37,597,223
Textiles, Apparel & Luxury Goods-0.26%
NIKE, Inc., 2.38%, 11/01/2026(b)	2,768,000	2,682,296
Tobacco-1.10%
Altria Group, Inc., 2.63%, 09/16/2026(b)	1,387,000	1,310,147
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	2,774,000	2,635,454
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	4,156,000	3,750,640
Philip Morris International, Inc.
2.75%, 02/25/2026(b)	2,077,000	2,016,339
0.88%, 05/01/2026	2,079,000	1,871,578
		11,584,158

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.64%
Air Lease Corp.
2.88%, 01/15/2026(b)	$4,014,000	$3,783,038
1.88%, 08/15/2026	3,324,000	2,970,735
		6,753,773
Wireless Telecommunication Services-1.00%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	1,389,000	1,337,977
T-Mobile USA, Inc.
2.25%, 02/15/2026	2,776,000	2,599,502
2.63%, 04/15/2026	3,323,000	3,157,889
3.50%, 04/15/2031(b)	3,718,000	3,425,356
		10,520,724
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,088,270,500)		1,034,809,428
	Shares
Money Market Funds-0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $6,327,345)	6,327,345	6,327,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $1,094,597,845)		1,041,136,773
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.43%
Invesco Private Government Fund, 0.74%(d)(e)(f)	20,233,272	$20,233,272
Invesco Private Prime Fund, 0.87%(d)(e)(f)	47,206,248	47,210,970
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,438,966)		67,444,242
TOTAL INVESTMENTS IN SECURITIES-105.64% (Cost $1,162,036,811)		1,108,581,015
OTHER ASSETS LESS LIABILITIES-(5.64)%		(59,181,600)
NET ASSETS-100.00%		$1,049,399,415

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$308,700	$41,473,598	$(35,454,953)	$-	$-	$6,327,345	$4,673
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,023,489	59,768,240	(58,558,457)	-	-	20,233,272	23,563*
Invesco Private Prime Fund	44,388,142	106,590,922	(103,753,604)	5,275	(19,765)	47,210,970	75,826*
Total	$63,720,331	$207,832,760	$(197,767,014)	$5,275	$(19,765)	$73,771,587	$104,062

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.17%
Aerospace & Defense-2.10%
Boeing Co. (The), 5.04%, 05/01/2027	$2,982,000	$3,000,966
General Dynamics Corp.
3.50%, 04/01/2027	1,145,000	1,143,857
2.63%, 11/15/2027	749,000	714,417
Howmet Aerospace, Inc., 5.90%, 02/01/2027	949,000	1,005,039
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	908,000	871,352
Northrop Grumman Corp., 3.20%, 02/01/2027(b)	1,142,000	1,124,048
Raytheon Technologies Corp., 3.13%, 05/04/2027(b)	1,639,000	1,600,558
		9,460,237
Air Freight & Logistics-0.33%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	1,493,000	1,474,845
Airlines-0.69%
Southwest Airlines Co., 5.13%, 06/15/2027	3,002,000	3,126,691
Auto Components-0.56%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	1,673,000	1,558,158
Lear Corp., 3.80%, 09/15/2027(b)	1,003,000	977,095
		2,535,253
Automobiles-3.22%
American Honda Finance Corp., 2.35%, 01/08/2027	758,000	718,477
General Motors Co.
4.20%, 10/01/2027(b)	1,141,000	1,107,313
6.80%, 10/01/2027	1,551,000	1,680,031
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	1,900,000	1,872,588
2.35%, 02/26/2027(b)	1,520,000	1,382,057
2.70%, 08/20/2027	1,373,000	1,244,864
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	1,488,000	1,418,745
Toyota Motor Credit Corp.
3.20%, 01/11/2027	1,139,000	1,123,879
1.90%, 01/13/2027	1,147,000	1,069,000
3.05%, 03/22/2027(b)	2,134,000	2,087,702
1.15%, 08/13/2027	893,000	790,229
		14,494,885
Banks-12.36%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	1,400,000	1,384,388
Bank of America Corp.
3.25%, 10/21/2027	3,614,000	3,506,941
Series L, 4.18%, 11/25/2027	2,784,000	2,778,178
Bank of Montreal (Canada), 2.65%, 03/08/2027	1,107,000	1,043,800
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	1,117,000	1,025,521
2.95%, 03/11/2027	946,000	906,716
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	1,490,000	1,452,056
Citigroup, Inc., 4.45%, 09/29/2027	5,868,000	5,894,619
Fifth Third Bancorp, 2.55%, 05/05/2027	1,164,000	1,089,458
Fifth Third Bank N.A., 2.25%, 02/01/2027	1,000,000	939,644
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
8.00%, 04/29/2027	$760,000	$884,102
4.25%, 10/01/2027	2,283,000	2,297,339
3.63%, 12/01/2027	1,636,000	1,600,253
KeyCorp, 2.25%, 04/06/2027	1,237,000	1,138,264
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	1,850,000	1,815,638
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	750,000	726,968
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	1,487,000	1,464,646
3.29%, 07/25/2027	1,493,000	1,432,853
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	800,000	782,246
3.17%, 09/11/2027	1,700,000	1,610,003
PNC Bank N.A., 3.10%, 10/25/2027	1,400,000	1,360,704
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	1,112,000	1,085,704
Royal Bank of Canada (Canada)
2.05%, 01/21/2027	746,000	691,478
3.63%, 05/04/2027	1,792,000	1,775,441
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,563,000	1,549,156
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	1,864,000	1,814,614
2.17%, 01/14/2027(b)	800,000	737,834
3.36%, 07/12/2027	2,605,000	2,525,735
3.35%, 10/18/2027	1,112,000	1,073,601
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	1,117,000	1,031,267
2.80%, 03/10/2027(b)	1,641,000	1,571,560
Truist Financial Corp., 1.13%, 08/03/2027(b)	1,115,000	980,169
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,937,000	1,898,138
Wells Fargo & Co., 4.30%, 07/22/2027	3,729,000	3,755,290
		55,624,324
Beverages-1.77%
Coca-Cola Co. (The)
3.38%, 03/25/2027	1,521,000	1,532,559
2.90%, 05/25/2027	743,000	732,737
1.45%, 06/01/2027(b)	2,287,000	2,106,037
Constellation Brands, Inc., 3.50%, 05/09/2027(b)	673,000	659,500
PepsiCo, Inc.
2.63%, 03/19/2027(b)	743,000	722,964
3.00%, 10/15/2027(b)	2,231,000	2,222,489
		7,976,286
Biotechnology-1.49%
Amgen, Inc.
2.20%, 02/21/2027(b)	2,651,000	2,495,742
3.20%, 11/02/2027(b)	1,516,000	1,474,805
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	1,861,000	1,801,718
1.20%, 10/01/2027	1,035,000	911,840
		6,684,105
Building Products-0.20%
Carlisle Cos., Inc., 3.75%, 12/01/2027	912,000	892,613
Capital Markets-6.54%
Ares Capital Corp., 2.88%, 06/15/2027(b)	806,000	709,739
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	$1,000,000	$938,117
3.25%, 05/16/2027	2,540,000	2,507,743
BlackRock, Inc., 3.20%, 03/15/2027	1,075,000	1,071,315
Cboe Global Markets, Inc., 3.65%, 01/12/2027	996,000	996,256
Charles Schwab Corp. (The)
3.20%, 03/02/2027(b)	972,000	954,889
2.45%, 03/03/2027	2,265,000	2,160,608
3.30%, 04/01/2027(b)	1,116,000	1,106,347
FactSet Research Systems, Inc., 2.90%, 03/01/2027(b)	766,000	729,071
FS KKR Capital Corp., 3.25%, 07/15/2027(b)	756,000	682,133
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	1,212,000	1,299,229
3.85%, 01/26/2027	4,582,000	4,549,156
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027(b)	1,133,000	1,154,023
Morgan Stanley
3.63%, 01/20/2027	4,466,000	4,423,668
3.95%, 04/23/2027	2,982,000	2,952,599
Nomura Holdings, Inc. (Japan), 2.33%, 01/22/2027	2,000,000	1,826,971
Owl Rock Capital Corp., 2.63%, 01/15/2027	746,000	652,167
S&P Global, Inc., 2.95%, 01/22/2027(b)	747,000	729,221
		29,443,252
Chemicals-1.53%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	993,000	921,987
Ecolab, Inc.
1.65%, 02/01/2027(b)	746,000	690,508
3.25%, 12/01/2027	742,000	733,110
LYB International Finance II B.V., 3.50%, 03/02/2027	1,283,000	1,258,200
Mosaic Co. (The), 4.05%, 11/15/2027(b)	1,039,000	1,039,784
Sherwin-Williams Co. (The), 3.45%, 06/01/2027(b)	2,286,000	2,241,115
		6,884,704
Commercial Services & Supplies-0.80%
Cintas Corp. No. 2, 3.70%, 04/01/2027	1,526,000	1,537,475
Republic Services, Inc., 3.38%, 11/15/2027	987,000	968,064
Waste Management, Inc., 3.15%, 11/15/2027(b)	1,112,000	1,090,552
		3,596,091
Communications Equipment-0.16%
Nokia OYJ (Finland), 4.38%, 06/12/2027	744,000	734,131
Construction Materials-0.16%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	765,000	742,038
Consumer Finance-2.16%
American Express Co., 2.55%, 03/04/2027(b)	2,607,000	2,473,458
Capital One Financial Corp.
3.75%, 03/09/2027(b)	2,899,000	2,845,375
3.65%, 05/11/2027(b)	1,540,000	1,502,149
Discover Financial Services, 4.10%, 02/09/2027	1,494,000	1,483,323
Synchrony Financial, 3.95%, 12/01/2027	1,494,000	1,427,762
		9,732,067
	Principal Amount	Value
Containers & Packaging-0.16%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	$745,000	$730,770
Diversified Financial Services-0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027(b)	1,510,000	1,411,598
4.63%, 10/15/2027	950,000	924,174
ORIX Corp. (Japan), 3.70%, 07/18/2027	755,000	747,545
		3,083,317
Diversified Telecommunication Services-3.55%
AT&T, Inc.
4.25%, 03/01/2027(b)	2,218,000	2,275,948
2.30%, 06/01/2027	3,813,000	3,564,033
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	2,220,000	2,216,736
TELUS Corp. (Canada)
2.80%, 02/16/2027	917,000	886,868
3.70%, 09/15/2027	799,000	797,232
Verizon Communications, Inc.
4.13%, 03/16/2027	4,999,000	5,131,483
3.00%, 03/22/2027(b)	1,131,000	1,098,525
		15,970,825
Electric Utilities-2.71%
American Electric Power Co., Inc., 3.20%, 11/13/2027	766,000	738,178
Duke Energy Corp., 3.15%, 08/15/2027	1,131,000	1,089,643
Duke Energy Florida LLC, 3.20%, 01/15/2027	992,000	971,858
Edison International, 5.75%, 06/15/2027	912,000	948,215
Eversource Energy, 2.90%, 03/01/2027	986,000	948,253
ITC Holdings Corp., 3.35%, 11/15/2027	766,000	744,980
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	1,520,000	1,403,643
3.55%, 05/01/2027	2,250,000	2,231,046
Pacific Gas and Electric Co., 2.10%, 08/01/2027	1,487,000	1,299,209
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	1,147,000	1,136,663
Xcel Energy, Inc., 1.75%, 03/15/2027	766,000	697,846
		12,209,534
Electrical Equipment-0.38%
Eaton Corp., 3.10%, 09/15/2027	1,057,000	1,027,729
Emerson Electric Co., 1.80%, 10/15/2027	753,000	689,784
		1,717,513
Electronic Equipment, Instruments & Components-0.24%
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,055,000	1,078,697
Energy Equipment & Services-0.44%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	2,056,000	1,995,891
Entertainment-0.70%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	916,000	905,560
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	1,514,000	1,473,641
Walt Disney Co. (The), 3.70%, 03/23/2027	781,000	786,429
		3,165,630

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Equity REITs-3.93%
American Tower Corp.
2.75%, 01/15/2027	$1,135,000	$1,061,202
3.65%, 03/15/2027(b)	993,000	967,304
3.55%, 07/15/2027	1,133,000	1,089,527
Crown Castle International Corp.
4.00%, 03/01/2027	753,000	750,269
2.90%, 03/15/2027	1,117,000	1,055,037
3.65%, 09/01/2027	1,514,000	1,479,431
Digital Realty Trust L.P., 3.70%, 08/15/2027	1,673,000	1,625,913
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027	759,000	745,671
Mid-America Apartments L.P., 3.60%, 06/01/2027	909,000	888,076
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	1,066,000	1,041,731
Public Storage, 3.09%, 09/15/2027	745,000	722,352
Realty Income Corp.
3.00%, 01/15/2027	911,000	880,528
3.95%, 08/15/2027	901,000	902,631
Regency Centers L.P., 3.60%, 02/01/2027	789,000	777,882
Simon Property Group L.P.
1.38%, 01/15/2027(b)	836,000	749,849
3.38%, 06/15/2027	1,140,000	1,108,978
3.38%, 12/01/2027	1,142,000	1,107,622
Welltower, Inc., 2.70%, 02/15/2027(b)	758,000	719,391
		17,673,394
Food & Staples Retailing-1.15%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	1,485,000	1,474,221
1.38%, 06/20/2027	1,867,000	1,705,751
Kroger Co. (The), 3.70%, 08/01/2027	909,000	904,504
Sysco Corp., 3.25%, 07/15/2027	1,135,000	1,101,154
		5,185,630
Food Products-2.48%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	910,000	895,589
Conagra Brands, Inc., 1.38%, 11/01/2027	1,491,000	1,279,031
General Mills, Inc., 3.20%, 02/10/2027(b)	1,141,000	1,118,979
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	755,000	733,934
Kellogg Co., 3.40%, 11/15/2027(b)	910,000	887,058
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	2,044,000	2,023,772
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	1,131,000	1,105,623
Mondelez International, Inc., 2.63%, 03/17/2027(b)	1,137,000	1,082,076
Tyson Foods, Inc., 3.55%, 06/02/2027	2,055,000	2,025,523
		11,151,585
Gas Utilities-0.39%
Atmos Energy Corp., 3.00%, 06/15/2027	757,000	736,088
Southern California Gas Co., 2.95%, 04/15/2027(b)	1,042,000	1,009,005
		1,745,093
Health Care Equipment & Supplies-0.58%
Becton, Dickinson and Co., 3.70%, 06/06/2027(b)	2,612,000	2,594,422
	Principal Amount	Value
Health Care Providers & Services-4.93%
AmerisourceBergen Corp., 3.45%, 12/15/2027	$1,121,000	$1,105,406
Anthem, Inc., 3.65%, 12/01/2027	2,442,000	2,429,096
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	1,852,000	1,816,927
Cigna Corp.
3.40%, 03/01/2027	2,019,000	1,986,103
3.05%, 10/15/2027(b)	833,000	799,190
CVS Health Corp.
3.63%, 04/01/2027	1,205,000	1,202,194
1.30%, 08/21/2027	3,347,000	2,966,784
HCA, Inc., 4.50%, 02/15/2027	1,885,000	1,904,065
Humana, Inc.
1.35%, 02/03/2027(b)	1,117,000	996,893
3.95%, 03/15/2027	890,000	889,932
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	873,000	854,845
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	1,000,000	986,604
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	804,000	807,019
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	1,140,000	1,141,669
3.38%, 04/15/2027	931,000	929,221
2.95%, 10/15/2027	1,413,000	1,377,582
		22,193,530
Hotels, Restaurants & Leisure-1.21%
Darden Restaurants, Inc., 3.85%, 05/01/2027	792,000	781,330
Expedia Group, Inc., 4.63%, 08/01/2027	1,148,000	1,150,521
McDonald’s Corp.
3.50%, 03/01/2027	1,299,000	1,295,798
3.50%, 07/01/2027	1,516,000	1,503,621
Starbucks Corp., 2.00%, 03/12/2027	763,000	707,462
		5,438,732
Household Durables-0.80%
D.R. Horton, Inc., 1.40%, 10/15/2027	743,000	642,835
Leggett & Platt, Inc., 3.50%, 11/15/2027	746,000	721,160
Lennar Corp., 4.75%, 11/29/2027(b)	1,374,000	1,384,143
PulteGroup, Inc., 5.00%, 01/15/2027(b)	813,000	839,427
		3,587,565
Household Products-0.91%
Kimberly-Clark Corp., 1.05%, 09/15/2027(b)	893,000	793,138
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	1,516,000	1,439,930
2.80%, 03/25/2027	742,000	729,334
2.85%, 08/11/2027(b)	1,144,000	1,124,447
		4,086,849
Independent Power and Renewable Electricity Producers-0.23%
NSTAR Electric Co., 3.20%, 05/15/2027	1,070,000	1,049,662
Industrial Conglomerates-0.59%
3M Co., 2.88%, 10/15/2027(b)	1,292,000	1,260,549
Honeywell International, Inc., 1.10%, 03/01/2027(b)	1,520,000	1,376,534
		2,637,083
Insurance-1.80%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	741,000	752,864
Aon Corp., 8.21%, 01/01/2027	800,000	891,321

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027(b)	$895,000	$855,668
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	1,117,000	1,074,020
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,709,000	1,651,336
CNA Financial Corp., 3.45%, 08/15/2027	743,000	722,978
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	743,000	706,155
Progressive Corp. (The)
2.45%, 01/15/2027	749,000	717,647
2.50%, 03/15/2027(b)	746,000	711,660
		8,083,649
Interactive Media & Services-0.30%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,491,000	1,330,472
Internet & Direct Marketing Retail-2.68%
Amazon.com, Inc.
3.30%, 04/13/2027	3,050,000	3,047,973
1.20%, 06/03/2027	1,887,000	1,704,526
3.15%, 08/22/2027	5,328,000	5,279,070
eBay, Inc., 3.60%, 06/05/2027	1,299,000	1,280,883
QVC, Inc., 4.75%, 02/15/2027(b)	854,000	739,406
		12,051,858
IT Services-2.51%
Fiserv, Inc., 2.25%, 06/01/2027	1,491,000	1,370,978
Global Payments, Inc., 2.15%, 01/15/2027	1,137,000	1,034,564
International Business Machines Corp.
3.30%, 01/27/2027	800,000	793,660
2.20%, 02/09/2027	960,000	905,393
1.70%, 05/15/2027	1,950,000	1,786,138
Mastercard, Inc., 3.30%, 03/26/2027	1,511,000	1,513,338
Visa, Inc.
1.90%, 04/15/2027(b)	2,269,000	2,139,613
0.75%, 08/15/2027	742,000	657,734
2.75%, 09/15/2027	1,135,000	1,107,464
		11,308,882
Leisure Products-0.16%
Hasbro, Inc., 3.50%, 09/15/2027	752,000	726,203
Machinery-1.57%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	756,000	701,352
1.10%, 09/14/2027(b)	1,115,000	992,516
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	764,000	748,609
John Deere Capital Corp.
1.70%, 01/11/2027(b)	806,000	746,924
2.35%, 03/08/2027	746,000	711,515
1.75%, 03/09/2027(b)	757,000	701,542
2.80%, 09/08/2027	758,000	733,830
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	743,000	688,305
Parker-Hannifin Corp., 3.25%, 03/01/2027(b)	1,062,000	1,035,615
		7,060,208
	Principal Amount	Value
Media-1.35%
Comcast Corp.
2.35%, 01/15/2027(b)	$2,130,000	$2,027,629
3.30%, 02/01/2027(b)	1,886,000	1,869,779
3.30%, 04/01/2027(b)	1,187,000	1,172,066
Paramount Global, 2.90%, 01/15/2027(b)	1,063,000	1,007,090
		6,076,564
Multiline Retail-0.52%
Dollar General Corp., 3.88%, 04/15/2027(b)	919,000	921,353
Target Corp., 1.95%, 01/15/2027(b)	1,520,000	1,438,047
		2,359,400
Multi-Utilities-0.87%
Ameren Corp., 1.95%, 03/15/2027(b)	766,000	701,901
NiSource, Inc., 3.49%, 05/15/2027	1,494,000	1,462,259
Sempra Energy, 3.25%, 06/15/2027	1,142,000	1,106,556
WEC Energy Group, Inc., 1.38%, 10/15/2027(b)	743,000	653,587
		3,924,303
Oil, Gas & Consumable Fuels-7.23%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	743,000	739,661
BP Capital Markets America, Inc., 3.54%, 04/06/2027	752,000	748,853
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	2,233,000	2,191,471
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,890,000	1,865,799
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027(b)	1,451,000	1,457,540
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027(b)	2,270,000	2,343,274
Chevron Corp., 2.00%, 05/11/2027	1,516,000	1,424,832
Chevron USA, Inc., 1.02%, 08/12/2027	1,115,000	991,830
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	1,058,000	1,040,394
Energy Transfer L.P.
4.40%, 03/15/2027	1,063,000	1,056,640
4.20%, 04/15/2027	891,000	879,549
4.00%, 10/01/2027	1,137,000	1,105,113
Enterprise Products Operating LLC, 3.95%, 02/15/2027	880,000	883,300
EQT Corp., 3.90%, 10/01/2027(b)	1,892,000	1,826,367
Equinor ASA (Norway), 3.00%, 04/06/2027	742,000	727,442
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,491,000	1,493,651
Hess Corp., 4.30%, 04/01/2027	1,526,000	1,528,584
Marathon Oil Corp., 4.40%, 07/15/2027(b)	1,509,000	1,518,189
MPLX L.P., 4.13%, 03/01/2027	1,894,000	1,879,053
ONEOK, Inc., 4.00%, 07/13/2027	760,000	748,347
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	2,272,000	2,342,642
TC PipeLines L.P., 3.90%, 05/25/2027	759,000	757,988
Valero Energy Corp., 2.15%, 09/15/2027(b)	913,000	828,305
Williams Cos., Inc. (The), 3.75%, 06/15/2027	2,206,000	2,171,078
		32,549,902
Personal Products-0.51%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	742,000	733,356
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	1,605,000	1,565,039
		2,298,395

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-3.59%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	$1,201,000	$1,180,594
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	760,000	758,523
1.13%, 11/13/2027(b)	1,486,000	1,325,523
Eli Lilly and Co., 3.10%, 05/15/2027	608,000	599,818
Johnson & Johnson
2.95%, 03/03/2027	1,604,000	1,596,936
0.95%, 09/01/2027	2,091,000	1,876,032
Merck & Co., Inc., 1.70%, 06/10/2027	2,265,000	2,099,007
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,861,000	1,766,207
3.10%, 05/17/2027	1,524,000	1,514,873
Royalty Pharma PLC, 1.75%, 09/02/2027	1,490,000	1,319,231
Viatris, Inc., 2.30%, 06/22/2027(b)	1,117,000	1,000,464
Zoetis, Inc., 3.00%, 09/12/2027(b)	1,146,000	1,104,904
		16,142,112
Road & Rail-0.76%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	758,000	753,451
CSX Corp., 3.25%, 06/01/2027	1,291,000	1,258,979
Union Pacific Corp.
2.15%, 02/05/2027(b)	743,000	699,049
3.00%, 04/15/2027	741,000	721,817
		3,433,296
Semiconductors & Semiconductor Equipment-3.45%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	1,790,000	1,790,469
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	4,937,000	4,854,079
Intel Corp.
3.75%, 03/25/2027	1,507,000	1,533,468
3.15%, 05/11/2027(b)	1,490,000	1,482,111
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	747,000	729,296
Micron Technology, Inc., 4.19%, 02/15/2027(b)	1,369,000	1,370,688
QUALCOMM, Inc., 3.25%, 05/20/2027	3,051,000	3,035,701
Texas Instruments, Inc., 2.90%, 11/03/2027	757,000	741,853
		15,537,665
Software-4.90%
Adobe, Inc., 2.15%, 02/01/2027(b)	1,289,000	1,226,870
Autodesk, Inc., 3.50%, 06/15/2027	760,000	745,317
Citrix Systems, Inc., 4.50%, 12/01/2027	1,178,000	1,187,827
Intuit, Inc., 1.35%, 07/15/2027	743,000	669,241
Microsoft Corp., 3.30%, 02/06/2027	6,005,000	6,085,273
Oracle Corp.
2.80%, 04/01/2027	3,397,000	3,157,481
3.25%, 11/15/2027(b)	4,187,000	3,921,732
Roper Technologies, Inc., 1.40%, 09/15/2027	1,045,000	920,078
VMware, Inc.
4.65%, 05/15/2027	751,000	763,102
3.90%, 08/21/2027	1,891,000	1,866,759
Workday, Inc., 3.50%, 04/01/2027	1,520,000	1,493,167
		22,036,847
Specialty Retail-2.01%
AutoZone, Inc., 3.75%, 06/01/2027(b)	910,000	904,420
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	$1,115,000	$1,068,715
2.88%, 04/15/2027(b)	1,137,000	1,116,678
2.80%, 09/14/2027(b)	1,544,000	1,498,322
Lowe’s Cos., Inc.
3.35%, 04/01/2027	1,137,000	1,117,256
3.10%, 05/03/2027(b)	2,283,000	2,228,642
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	1,130,000	1,115,796
		9,049,829
Technology Hardware, Storage & Peripherals-3.11%
Apple, Inc.
3.35%, 02/09/2027(b)	3,397,000	3,430,298
3.20%, 05/11/2027	3,043,000	3,046,499
3.00%, 06/20/2027	1,512,000	1,504,489
2.90%, 09/12/2027(b)	3,043,000	2,991,242
3.00%, 11/13/2027	2,282,000	2,257,716
NetApp, Inc., 2.38%, 06/22/2027(b)	822,000	767,692
		13,997,936
Textiles, Apparel & Luxury Goods-0.49%
NIKE, Inc., 2.75%, 03/27/2027(b)	1,511,000	1,482,253
VF Corp., 2.80%, 04/23/2027(b)	751,000	720,673
		2,202,926
Tobacco-0.47%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	1,374,000	1,367,081
Philip Morris International, Inc., 3.13%, 08/17/2027	764,000	736,610
		2,103,691
Trading Companies & Distributors-0.55%
Air Lease Corp.
2.20%, 01/15/2027(b)	1,137,000	1,018,515
3.63%, 04/01/2027	761,000	722,598
3.63%, 12/01/2027	764,000	718,313
		2,459,426
Water Utilities-0.20%
American Water Capital Corp., 2.95%, 09/01/2027	917,000	881,020
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $475,724,440)		446,311,828
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.54%
Invesco Private Government Fund, 0.74%(c)(d)(e)	19,631,993	19,631,993

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(c)(d)(e)	45,803,403	$45,807,985
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,437,161)		65,439,978
TOTAL INVESTMENTS IN SECURITIES-113.71% (Cost $541,161,601)		511,751,806
OTHER ASSETS LESS LIABILITIES-(13.71)%		(61,710,849)
NET ASSETS-100.00%		$450,040,957

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$431,975	$19,149,175	$(19,581,150)	$-	$-	$-	$1,296
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,135,420	60,478,547	(53,981,974)	-	-	19,631,993	23,494*
Invesco Private Prime Fund	30,649,312	114,277,298	(99,105,422)	2,817	(16,020)	45,807,985	74,044*
Total	$44,216,707	$193,905,020	$(172,668,546)	$2,817	$(16,020)	$65,439,978	$98,834

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.88%
Aerospace & Defense-4.03%
Boeing Co. (The), 3.25%, 02/01/2028	$1,422,000	$1,307,386
General Dynamics Corp., 3.75%, 05/15/2028	1,293,000	1,296,752
L3Harris Technologies, Inc., 4.40%, 06/15/2028	1,104,000	1,109,343
Northrop Grumman Corp., 3.25%, 01/15/2028	2,581,000	2,506,044
Raytheon Technologies Corp., 4.13%, 11/16/2028	3,997,000	4,049,708
		10,269,233
Air Freight & Logistics-0.52%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	746,000	732,928
FedEx Corp., 3.40%, 02/15/2028(b)	607,000	590,948
		1,323,876
Airlines-0.30%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	819,000	777,997
Automobiles-2.63%
American Honda Finance Corp.
3.50%, 02/15/2028(b)	648,000	641,409
2.00%, 03/24/2028	913,000	829,581
General Motors Co., 5.00%, 10/01/2028	965,000	965,069
General Motors Financial Co., Inc.
2.40%, 04/10/2028	1,224,000	1,069,225
2.40%, 10/15/2028	1,160,000	996,171
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028(b)	703,000	702,381
Toyota Motor Credit Corp.
3.05%, 01/11/2028	701,000	679,895
1.90%, 04/06/2028	916,000	833,691
		6,717,422
Banks-9.10%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028(b)	1,600,000	1,566,607
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	2,590,000	2,558,033
Citigroup, Inc., 4.13%, 07/25/2028	2,709,000	2,668,255
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	840,000	831,866
KeyCorp, 4.10%, 04/30/2028(b)	967,000	962,734
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	1,845,000	1,840,096
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	1,677,000	1,653,658
4.05%, 09/11/2028	1,305,000	1,284,618
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,445,000	1,425,890
PNC Bank N.A.
3.25%, 01/22/2028	1,000,000	973,134
4.05%, 07/26/2028	1,620,000	1,612,652
Regions Financial Corp., 1.80%, 08/12/2028	750,000	657,323
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028(b)	868,000	841,896
3.94%, 07/19/2028	964,000	946,179
1.90%, 09/17/2028	2,000,000	1,734,119
SVB Financial Group, 2.10%, 05/15/2028	614,000	541,239
U.S. Bancorp, 3.90%, 04/26/2028(b)	1,104,000	1,111,373
		23,209,672
	Principal Amount	Value
Beverages-2.66%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	$3,222,000	$3,253,778
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	917,000	830,476
1.00%, 03/15/2028(b)	1,403,000	1,233,172
Constellation Brands, Inc., 3.60%, 02/15/2028	902,000	870,888
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	600,000	608,336
		6,796,650
Biotechnology-0.50%
Amgen, Inc., 1.65%, 08/15/2028(b)	1,449,000	1,276,035
Building Products-0.25%
Masco Corp., 1.50%, 02/15/2028(b)	736,000	635,926
Capital Markets-4.62%
Ares Capital Corp., 2.88%, 06/15/2028	1,490,000	1,262,320
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	967,000	953,515
3.85%, 04/28/2028	1,197,000	1,205,330
1.65%, 07/14/2028	608,000	541,672
3.00%, 10/30/2028	641,000	600,524
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	1,353,000	1,324,801
Charles Schwab Corp. (The)
3.20%, 01/25/2028	1,140,000	1,110,516
2.00%, 03/20/2028	1,612,000	1,469,183
CME Group, Inc., 3.75%, 06/15/2028	821,000	823,767
FS KKR Capital Corp., 3.13%, 10/12/2028	830,000	710,990
Nomura Holdings, Inc. (Japan), 2.17%, 07/14/2028(b)	1,300,000	1,136,993
Northern Trust Corp., 3.65%, 08/03/2028(b)	645,000	643,998
		11,783,609
Chemicals-0.41%
PPG Industries, Inc., 3.75%, 03/15/2028	1,034,000	1,040,578
Commercial Services & Supplies-0.64%
Republic Services, Inc., 3.95%, 05/15/2028(b)	1,101,000	1,106,281
Waste Management, Inc., 1.15%, 03/15/2028(b)	612,000	534,491
		1,640,772
Communications Equipment-0.39%
Motorola Solutions, Inc., 4.60%, 02/23/2028	1,005,000	1,003,377
Construction & Engineering-0.37%
Fluor Corp., 4.25%, 09/15/2028(b)	978,000	932,816
Consumer Finance-1.40%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	910,000	774,282
Capital One Financial Corp., 3.80%, 01/31/2028	1,810,000	1,756,339
Discover Bank, 4.65%, 09/13/2028	1,040,000	1,035,765
		3,566,386
Containers & Packaging-0.30%
WRKCo, Inc., 4.00%, 03/15/2028	759,000	753,393
Diversified Financial Services-2.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	721,000	669,970
3.00%, 10/29/2028	4,640,000	4,058,437
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Block Financial LLC, 2.50%, 07/15/2028	$598,000	$533,569
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	806,000	789,000
		6,050,976
Diversified Telecommunication Services-2.20%
AT&T, Inc., 1.65%, 02/01/2028	2,661,000	2,354,010
Verizon Communications, Inc., 2.10%, 03/22/2028	3,560,000	3,249,516
		5,603,526
Electric Utilities-4.04%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	735,000	717,550
Commonwealth Edison Co., 3.70%, 08/15/2028	709,000	702,758
Duke Energy Florida LLC, 3.80%, 07/15/2028	775,000	773,300
Duke Energy Progress LLC, 3.70%, 09/01/2028	608,000	600,667
Edison International, 4.13%, 03/15/2028	713,000	683,190
Entergy Corp., 1.90%, 06/15/2028	759,000	665,708
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	1,825,000	1,630,378
Pacific Gas and Electric Co.
3.00%, 06/15/2028	1,228,000	1,096,507
3.75%, 07/01/2028(b)	1,120,000	1,033,323
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	740,000	733,948
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	906,000	907,796
Xcel Energy, Inc., 4.00%, 06/15/2028	768,000	764,038
		10,309,163
Electrical Equipment-0.43%
Emerson Electric Co., 2.00%, 12/21/2028	1,219,000	1,099,447
Electronic Equipment, Instruments & Components-1.35%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	705,000	688,192
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	610,000	549,598
Jabil, Inc., 3.95%, 01/12/2028(b)	646,000	633,881
Teledyne Technologies, Inc., 2.25%, 04/01/2028	853,000	758,071
Trimble, Inc., 4.90%, 06/15/2028	800,000	806,161
		3,435,903
Energy Equipment & Services-0.30%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	831,000	770,726
Entertainment-1.47%
Netflix, Inc., 5.88%, 11/15/2028	2,454,000	2,558,295
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	1,287,000	1,203,957
		3,762,252
Equity REITs-5.63%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	646,000	634,201
American Tower Corp.
3.60%, 01/15/2028	905,000	862,152
1.50%, 01/31/2028(b)	752,000	644,839
Crown Castle International Corp., 3.80%, 02/15/2028	1,290,000	1,257,060
	Principal Amount	Value
Equity REITs-(continued)
CubeSmart L.P., 2.25%, 12/15/2028	$670,000	$589,709
Digital Realty Trust L.P., 4.45%, 07/15/2028	839,000	840,832
Equinix, Inc., 1.55%, 03/15/2028(b)	792,000	682,352
ERP Operating L.P., 3.50%, 03/01/2028	646,000	631,804
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	701,000	711,978
Healthpeak Properties, Inc., 2.13%, 12/01/2028	610,000	543,515
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	734,000	642,432
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	901,000	877,964
Public Storage
1.85%, 05/01/2028(b)	751,000	666,964
1.95%, 11/09/2028	670,000	595,306
Realty Income Corp.
3.40%, 01/15/2028	667,000	645,983
3.65%, 01/15/2028	893,000	878,640
Simon Property Group L.P., 1.75%, 02/01/2028	978,000	861,851
Ventas Realty L.P., 4.00%, 03/01/2028	836,000	822,686
Welltower, Inc., 4.25%, 04/15/2028	971,000	972,445
		14,362,713
Food & Staples Retailing-1.47%
CVS Pass-Through Trust, 6.04%, 12/10/2028	418,347	440,253
Walmart, Inc.
3.70%, 06/26/2028	1,910,000	1,946,284
1.50%, 09/22/2028	1,520,000	1,356,696
		3,743,233
Food Products-2.33%
Campbell Soup Co., 4.15%, 03/15/2028(b)	1,285,000	1,285,735
General Mills, Inc., 4.20%, 04/17/2028	1,803,000	1,826,873
Hormel Foods Corp., 1.70%, 06/03/2028(b)	797,000	717,404
Kellogg Co., 4.30%, 05/15/2028	973,000	985,716
Mondelez International, Inc., 4.13%, 05/07/2028	1,099,000	1,123,002
		5,938,730
Health Care Equipment & Supplies-1.03%
Abbott Laboratories, 1.15%, 01/30/2028(b)	752,000	668,188
Edwards Lifesciences Corp., 4.30%, 06/15/2028	978,000	992,087
Stryker Corp., 3.65%, 03/07/2028(b)	976,000	961,228
		2,621,503
Health Care Providers & Services-7.27%
Anthem, Inc., 4.10%, 03/01/2028	1,700,000	1,716,365
Centene Corp., 2.45%, 07/15/2028	2,060,000	1,852,609
Cigna Corp., 4.38%, 10/15/2028	4,895,000	4,969,679
CVS Health Corp., 4.30%, 03/25/2028	6,442,000	6,533,852
HCA, Inc., 5.63%, 09/01/2028	1,937,000	2,032,048
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,407,000	1,430,796
		18,535,349
Hotels, Restaurants & Leisure-1.94%
Booking Holdings, Inc., 3.55%, 03/15/2028(b)	607,000	597,720
Expedia Group, Inc., 3.80%, 02/15/2028	1,221,000	1,165,440
McDonald’s Corp., 3.80%, 04/01/2028	1,403,000	1,400,123

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.50%, 03/01/2028(b)	$799,000	$783,367
4.00%, 11/15/2028	996,000	994,379
		4,941,029
Household Products-0.32%
Clorox Co. (The), 3.90%, 05/15/2028(b)	815,000	813,915
Industrial Conglomerates-0.27%
3M Co., 3.63%, 09/14/2028(b)	692,000	694,227
Insurance-0.58%
Lincoln National Corp., 3.80%, 03/01/2028	697,000	689,039
Willis North America, Inc., 4.50%, 09/15/2028	800,000	794,585
		1,483,624
Internet & Direct Marketing Retail-1.24%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	2,745,000	2,481,525
QVC, Inc., 4.38%, 09/01/2028(b)	816,000	669,365
		3,150,890
IT Services-1.29%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	1,216,000	1,106,189
DXC Technology Co., 2.38%, 09/15/2028	790,000	694,325
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	916,000	802,610
Mastercard, Inc., 3.50%, 02/26/2028	697,000	697,119
		3,300,243
Life Sciences Tools & Services-0.24%
PerkinElmer, Inc., 1.90%, 09/15/2028	300,000	259,806
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	400,000	355,087
		614,893
Machinery-1.41%
John Deere Capital Corp., 1.50%, 03/06/2028(b)	611,000	546,246
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	796,000	772,026
Wabtec Corp., 4.95%, 09/15/2028	1,700,000	1,713,247
Xylem, Inc., 1.95%, 01/30/2028	614,000	556,505
		3,588,024
Marine-0.23%
Kirby Corp., 4.20%, 03/01/2028	612,000	587,230
Media-3.81%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	1,624,000	1,542,497
4.20%, 03/15/2028	1,610,000	1,560,463
Comcast Corp.
3.15%, 02/15/2028(b)	2,127,000	2,081,445
3.55%, 05/01/2028	1,290,000	1,277,765
Discovery Communications LLC, 3.95%, 03/20/2028	2,766,000	2,670,951
Paramount Global, 3.38%, 02/15/2028(b)	607,000	575,173
		9,708,294
Metals & Mining-0.27%
Nucor Corp., 3.95%, 05/01/2028(b)	701,000	695,101
	Principal Amount	Value
Multiline Retail-0.94%
Dollar General Corp., 4.13%, 05/01/2028	$705,000	$709,041
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	1,703,000	1,700,169
		2,409,210
Multi-Utilities-0.93%
DTE Electric Co., Series A, 1.90%, 04/01/2028	700,000	633,733
Sempra Energy, 3.40%, 02/01/2028	1,222,000	1,185,766
WEC Energy Group, Inc., 2.20%, 12/15/2028	610,000	544,911
		2,364,410
Oil, Gas & Consumable Fuels-7.14%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	1,032,000	1,022,599
Chevron USA, Inc., 3.85%, 01/15/2028	768,000	782,387
Continental Resources, Inc., 4.38%, 01/15/2028	1,291,000	1,267,659
Energy Transfer L.P.
4.95%, 05/15/2028	1,030,000	1,035,979
4.95%, 06/15/2028	1,625,000	1,649,913
Equinor ASA (Norway), 3.63%, 09/10/2028	1,293,000	1,288,332
Kinder Morgan, Inc., 4.30%, 03/01/2028	1,611,000	1,616,629
MPLX L.P., 4.00%, 03/15/2028	1,616,000	1,580,749
ONEOK, Inc., 4.55%, 07/15/2028	1,031,000	1,027,314
Phillips 66, 3.90%, 03/15/2028	1,021,000	1,013,437
Phillips 66 Co., 3.75%, 03/01/2028(c)	611,000	596,646
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	1,742,000	1,723,532
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	1,801,000	1,810,344
Valero Energy Corp., 4.35%, 06/01/2028	969,000	964,952
Valero Energy Partners L.P., 4.50%, 03/15/2028	820,000	823,559
		18,204,031
Personal Products-0.66%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028(b)	1,680,000	1,671,778
Pharmaceuticals-6.29%
Astrazeneca Finance LLC (United Kingdom), 1.75%, 05/28/2028	1,450,000	1,311,408
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	1,868,000	1,899,176
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	2,258,000	2,308,775
Johnson & Johnson, 2.90%, 01/15/2028	2,446,000	2,404,784
Merck & Co., Inc., 1.90%, 12/10/2028	1,100,000	1,002,152
Pfizer, Inc., 3.60%, 09/15/2028(b)	1,285,000	1,300,032
Pharmacia LLC, 6.60%, 12/01/2028	1,185,000	1,365,806
Sanofi (France), 3.63%, 06/19/2028(b)	1,285,000	1,298,072
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	2,230,000	2,333,810
Zoetis, Inc., 3.90%, 08/20/2028	810,000	806,177
		16,030,192
Road & Rail-1.22%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	820,000	826,308
CSX Corp., 3.80%, 03/01/2028	971,000	968,777
Union Pacific Corp., 3.95%, 09/10/2028	1,289,000	1,306,482
		3,101,567

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.05%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	$910,000	$811,591
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,406,000	1,338,476
Intel Corp., 1.60%, 08/12/2028	1,105,000	989,746
Marvell Technology, Inc., 2.45%, 04/15/2028	910,000	812,286
NVIDIA Corp., 1.55%, 06/15/2028(b)	1,441,000	1,288,501
		5,240,600
Software-2.65%
Oracle Corp., 2.30%, 03/25/2028(b)	2,443,000	2,159,593
Roper Technologies, Inc., 4.20%, 09/15/2028	1,097,000	1,108,455
salesforce.com, inc.
3.70%, 04/11/2028	2,003,000	2,025,244
1.50%, 07/15/2028(b)	1,543,000	1,381,047
VMware, Inc., 1.80%, 08/15/2028	100,000	85,342
		6,759,681
Specialty Retail-1.90%
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	611,000	528,178
1.50%, 09/15/2028	1,220,000	1,082,836
Lowe’s Cos., Inc.
1.30%, 04/15/2028	1,124,000	971,774
1.70%, 09/15/2028	1,220,000	1,067,112
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	647,000	655,876
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	612,000	530,978
		4,836,754
Technology Hardware, Storage & Peripherals-1.94%
Apple, Inc.
1.20%, 02/08/2028	2,895,000	2,584,699
1.40%, 08/05/2028	2,659,000	2,371,616
		4,956,315
Tobacco-1.45%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	1,934,000	1,674,236
BAT International Finance PLC (United Kingdom), 4.45%, 03/16/2028	1,290,000	1,251,796
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	820,000	778,615
		3,704,647
	Principal Amount	Value
Trading Companies & Distributors-0.20%
Air Lease Corp., 2.10%, 09/01/2028	$605,000	$513,612
Water Utilities-0.35%
American Water Capital Corp., 3.75%, 09/01/2028	902,000	893,316
Wireless Telecommunication Services-1.55%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	3,865,000	3,941,532
Total U.S. Dollar Denominated Bonds & Notes (Cost $277,541,260)		252,166,378
	Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $799,667)	799,667	799,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $278,340,927)		252,966,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.64%
Invesco Private Government Fund, 0.74%(d)(e)(f)	11,197,010	11,197,010
Invesco Private Prime Fund, 0.87%(d)(e)(f)	26,123,744	26,126,357
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,321,381)		37,323,367
TOTAL INVESTMENTS IN SECURITIES-113.83% (Cost $315,662,308)		290,289,412
OTHER ASSETS LESS LIABILITIES-(13.83)%		(35,273,053)
NET ASSETS-100.00%		$255,016,359

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$656,302	$14,015,078	$(13,871,713)	$-	$-	$799,667	$1,266
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,783,388	39,183,874	(33,770,252)	-	-	11,197,010	10,553*
Invesco Private Prime Fund	13,494,573	79,335,995	(66,696,995)	1,986	(9,202)	26,126,357	33,472*
Total	$19,934,263	$132,534,947	$(114,338,960)	$1,986	$(9,202)	$38,123,034	$45,291

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.74%
Aerospace & Defense-1.17%
Boeing Co. (The), 3.20%, 03/01/2029	$757,000	$677,009
Howmet Aerospace, Inc., 3.00%, 01/15/2029	530,000	480,949
Raytheon Technologies Corp., 7.50%, 09/15/2029	310,000	377,901
		1,535,859
Air Freight & Logistics-0.42%
United Parcel Service, Inc., 3.40%, 03/15/2029	567,000	557,677
Airlines-0.24%
Delta Air Lines, Inc., 3.75%, 10/28/2029	357,000	315,922
Automobiles-1.79%
American Honda Finance Corp., 2.25%, 01/12/2029	490,000	441,828
General Motors Financial Co., Inc.
5.65%, 01/17/2029	379,000	389,307
4.30%, 04/06/2029	830,000	791,064
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	380,000	354,172
Toyota Motor Credit Corp., 3.65%, 01/08/2029	379,000	375,218
		2,351,589
Banks-7.40%
KeyCorp, 2.55%, 10/01/2029	570,000	508,047
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	1,130,000	1,086,642
3.20%, 07/18/2029	1,400,000	1,293,928
PNC Bank N.A., 2.70%, 10/22/2029	500,000	449,447
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	1,130,000	1,087,732
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	400,000	356,201
3.04%, 07/16/2029	1,930,000	1,766,688
2.72%, 09/27/2029	400,000	357,386
Truist Financial Corp., 3.88%, 03/19/2029(b)	493,000	481,579
Wells Fargo & Co., 4.15%, 01/24/2029	1,893,000	1,887,182
Zions Bancorporation N.A., 3.25%, 10/29/2029	500,000	451,718
		9,726,550
Beverages-4.02%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	3,220,000	3,354,915
Coca-Cola Co. (The), 2.13%, 09/06/2029	757,000	689,366
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	800,000	727,714
PepsiCo, Inc., 7.00%, 03/01/2029	424,000	508,151
		5,280,146
Biotechnology-3.36%
AbbVie, Inc., 3.20%, 11/21/2029	4,110,000	3,871,284
Amgen, Inc., 3.00%, 02/22/2029	570,000	540,286
		4,411,570
Building Products-0.36%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	527,000	471,487
Capital Markets-3.32%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	567,000	536,472
BlackRock, Inc., 3.25%, 04/30/2029(b)	757,000	733,392
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	754,000	773,682
	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
4.00%, 02/01/2029	$455,000	$456,882
3.25%, 05/22/2029	470,000	448,111
Lazard Group LLC, 4.38%, 03/11/2029	367,000	358,545
Nomura Holdings, Inc. (Japan), 2.71%, 01/22/2029	400,000	356,661
Northern Trust Corp., 3.15%, 05/03/2029	380,000	363,027
S&P Global, Inc., 2.50%, 12/01/2029	377,000	341,804
		4,368,576
Chemicals-2.48%
Dow Chemical Co. (The), 7.38%, 11/01/2029	590,000	702,286
FMC Corp., 3.45%, 10/01/2029	370,000	345,757
Huntsman International LLC, 4.50%, 05/01/2029	590,000	583,994
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	570,000	571,299
Rohm & Haas Co., 7.85%, 07/15/2029	410,000	496,611
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	607,000	560,657
		3,260,604
Commercial Services & Supplies-0.27%
Waste Connections, Inc., 3.50%, 05/01/2029(b)	377,000	361,617
Communications Equipment-0.72%
Juniper Networks, Inc., 3.75%, 08/15/2029	377,000	358,835
Motorola Solutions, Inc., 4.60%, 05/23/2029	605,000	593,965
		952,800
Consumer Finance-0.39%
Synchrony Financial, 5.15%, 03/19/2029	514,000	508,644
Containers & Packaging-0.72%
Packaging Corp. of America, 3.00%, 12/15/2029	390,000	359,694
WRKCo, Inc., 4.90%, 03/15/2029(b)	570,000	586,999
		946,693
Diversified Financial Services-0.47%
MidAmerican Energy Co., 3.65%, 04/15/2029	627,000	621,052
Diversified Telecommunication Services-4.57%
AT&T, Inc., 4.35%, 03/01/2029	2,270,000	2,299,550
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	735,000	732,544
4.02%, 12/03/2029	3,000,000	2,979,730
		6,011,824
Electric Utilities-4.11%
Avangrid, Inc., 3.80%, 06/01/2029	565,000	549,032
Duke Energy Corp., 3.40%, 06/15/2029	457,000	432,619
Duke Energy Florida LLC, 2.50%, 12/01/2029	532,000	484,567
Duke Energy Progress LLC, 3.45%, 03/15/2029	457,000	442,120
Evergy, Inc., 2.90%, 09/15/2029	609,000	550,760
Eversource Energy, Series O, 4.25%, 04/01/2029	380,000	379,959
Nevada Power Co., Series CC, 3.70%, 05/01/2029	397,000	389,257
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	380,000	363,335
2.75%, 11/01/2029	793,000	718,276
Southern California Edison Co., Series A, 4.20%, 03/01/2029	380,000	373,137
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	$379,000	$352,664
Xcel Energy, Inc., 2.60%, 12/01/2029	410,000	366,074
		5,401,800
Electronic Equipment, Instruments & Components-0.92%
Amphenol Corp., 4.35%, 06/01/2029	378,000	381,508
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	530,000	468,440
Keysight Technologies, Inc., 3.00%, 10/30/2029	397,000	362,220
		1,212,168
Energy Equipment & Services-0.55%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	397,000	370,350
NOV, Inc., 3.60%, 12/01/2029	380,000	353,318
		723,668
Entertainment-2.02%
Netflix, Inc., 6.38%, 05/15/2029	610,000	649,078
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	715,000	711,986
Walt Disney Co. (The), 2.00%, 09/01/2029	1,470,000	1,298,727
		2,659,791
Equity REITs-7.81%
American Tower Corp.
3.95%, 03/15/2029	457,000	436,012
3.80%, 08/15/2029	1,250,000	1,180,358
Boston Properties L.P., 3.40%, 06/21/2029	647,000	599,712
Camden Property Trust, 3.15%, 07/01/2029	457,000	431,081
Crown Castle International Corp., 4.30%, 02/15/2029(b)	455,000	449,416
Digital Realty Trust L.P., 3.60%, 07/01/2029	680,000	641,325
ERP Operating L.P., 3.00%, 07/01/2029	457,000	428,929
Essex Portfolio L.P., 4.00%, 03/01/2029	375,000	369,206
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	620,000	617,821
Healthpeak Properties, Inc., 3.50%, 07/15/2029	489,000	468,178
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	410,000	408,965
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	413,000	363,880
Public Storage, 3.39%, 05/01/2029	410,000	393,841
Realty Income Corp.
3.25%, 06/15/2029(b)	380,000	359,936
3.10%, 12/15/2029	447,000	417,099
Simon Property Group L.P., 2.45%, 09/13/2029	950,000	838,054
Ventas Realty L.P., 4.40%, 01/15/2029	565,000	561,479
Welltower, Inc.
2.05%, 01/15/2029	380,000	329,751
4.13%, 03/15/2029	415,000	410,911
Weyerhaeuser Co., 4.00%, 11/15/2029	570,000	557,821
		10,263,775
Food & Staples Retailing-1.13%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	414,000	474,156
	Principal Amount	Value
Food & Staples Retailing-(continued)
Kroger Co. (The), 4.50%, 01/15/2029	$455,000	$463,981
Walmart, Inc., 3.25%, 07/08/2029	550,000	541,227
		1,479,364
Food Products-0.58%
Tyson Foods, Inc., 4.35%, 03/01/2029	754,000	766,060
Gas Utilities-0.35%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	477,000	453,987
Health Care Equipment & Supplies-0.42%
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	607,000	556,629
Health Care Providers & Services-3.73%
Anthem, Inc., 2.88%, 09/15/2029	627,000	583,663
CommonSpirit Health, 3.35%, 10/01/2029	697,000	647,301
HCA, Inc.
5.88%, 02/01/2029	790,000	834,836
4.13%, 06/15/2029	1,510,000	1,465,657
Humana, Inc., 3.70%, 03/23/2029	570,000	555,050
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	487,000	444,654
Quest Diagnostics, Inc., 4.20%, 06/30/2029	375,000	374,046
		4,905,207
Hotels, Restaurants & Leisure-0.54%
Starbucks Corp., 3.55%, 08/15/2029	737,000	708,179
Household Durables-0.68%
Leggett & Platt, Inc., 4.40%, 03/15/2029	375,000	373,825
Whirlpool Corp., 4.75%, 02/26/2029	514,000	522,596
		896,421
Household Products-0.39%
Kimberly-Clark Corp., 3.20%, 04/25/2029	527,000	510,427
Industrial Conglomerates-0.98%
3M Co.
3.38%, 03/01/2029(b)	607,000	597,072
2.38%, 08/26/2029	753,000	691,038
		1,288,110
Insurance-3.41%
Aon Corp., 3.75%, 05/02/2029(b)	597,000	579,811
CNA Financial Corp., 3.90%, 05/01/2029	375,000	362,619
CNO Financial Group, Inc., 5.25%, 05/30/2029	380,000	386,092
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	454,000	412,846
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	1,100,000	1,120,310
PartnerRe Finance B LLC, 3.70%, 07/02/2029	397,000	384,572
Principal Financial Group, Inc., 3.70%, 05/15/2029	377,000	365,412
Progressive Corp. (The), 4.00%, 03/01/2029	421,000	425,716
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	455,000	441,775
		4,479,153
Internet & Direct Marketing Retail-0.83%
Amazon.com, Inc., 3.45%, 04/13/2029	1,100,000	1,094,423
IT Services-5.46%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	563,000	508,755

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	$477,000	$457,217
Fiserv, Inc., 3.50%, 07/01/2029	2,204,000	2,064,746
International Business Machines Corp., 3.50%, 05/15/2029	2,490,000	2,407,376
Mastercard, Inc., 2.95%, 06/01/2029	757,000	726,919
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	1,100,000	1,016,381
		7,181,394
Leisure Products-0.48%
Hasbro, Inc., 3.90%, 11/19/2029	657,000	628,925
Life Sciences Tools & Services-0.95%
PerkinElmer, Inc., 3.30%, 09/15/2029	675,000	619,200
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	683,000	626,308
		1,245,508
Machinery-1.87%
Caterpillar, Inc., 2.60%, 09/19/2029	375,000	349,417
Deere & Co., 5.38%, 10/16/2029	364,000	400,870
John Deere Capital Corp., 3.45%, 03/07/2029	437,000	430,341
Parker-Hannifin Corp., 3.25%, 06/14/2029	787,000	737,666
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	567,000	545,320
		2,463,614
Media-2.05%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	950,000	809,454
5.05%, 03/30/2029	950,000	947,927
Discovery Communications LLC, 4.13%, 05/15/2029	597,000	572,072
Paramount Global, 4.20%, 06/01/2029(b)	377,000	367,852
		2,697,305
Metals & Mining-0.28%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	370,000	362,835
Multiline Retail-0.56%
Target Corp., 3.38%, 04/15/2029(b)	753,000	739,065
Multi-Utilities-0.54%
DTE Energy Co., Series C, 3.40%, 06/15/2029	359,000	339,398
Sempra Energy, 3.70%, 04/01/2029	380,000	366,469
		705,867
Oil, Gas & Consumable Fuels-8.74%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	372,000	368,659
Cenovus Energy, Inc. (Canada), 4.40%, 04/15/2029	557,000	555,143
Chevron USA, Inc., 3.25%, 10/15/2029	380,000	369,794
ConocoPhillips, 6.95%, 04/15/2029	900,000	1,065,781
Diamondback Energy, Inc., 3.50%, 12/01/2029	910,000	861,843
Enbridge, Inc. (Canada), 3.13%, 11/15/2029(b)	757,000	703,206
Energy Transfer L.P.
5.25%, 04/15/2029	1,130,000	1,159,087
4.15%, 09/15/2029	427,000	407,295
Enterprise Products Operating LLC, 3.13%, 07/31/2029	950,000	892,082
Exxon Mobil Corp., 2.44%, 08/16/2029	990,000	915,574
MPLX L.P., 4.80%, 02/15/2029	565,000	573,473
ONEOK, Inc., 4.35%, 03/15/2029	554,000	539,970
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66 Co., 3.15%, 12/15/2029(c)	$447,000	$413,732
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	1,130,000	1,028,235
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	920,000	900,335
Valero Energy Corp., 4.00%, 04/01/2029	753,000	736,866
		11,491,075
Paper & Forest Products-0.35%
Georgia-Pacific LLC, 7.75%, 11/15/2029	379,000	466,345
Personal Products-0.74%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	487,000	442,339
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	600,000	537,339
		979,678
Pharmaceuticals-3.67%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	755,000	766,463
Eli Lilly and Co., 3.38%, 03/15/2029	707,000	701,852
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	757,000	745,470
Merck & Co., Inc., 3.40%, 03/07/2029	1,320,000	1,303,748
Pfizer, Inc., 3.45%, 03/15/2029	1,320,000	1,309,352
		4,826,885
Road & Rail-0.97%
CSX Corp., 4.25%, 03/15/2029	694,000	704,841
Union Pacific Corp., 3.70%, 03/01/2029	583,000	576,950
		1,281,791
Semiconductors & Semiconductor Equipment-2.91%
Intel Corp., 2.45%, 11/15/2029	1,517,000	1,390,676
KLA Corp., 4.10%, 03/15/2029	605,000	612,850
Lam Research Corp., 4.00%, 03/15/2029	753,000	757,341
Micron Technology, Inc., 5.33%, 02/06/2029	525,000	542,069
Texas Instruments, Inc., 2.25%, 09/04/2029	567,000	519,658
		3,822,594
Software-0.73%
Roper Technologies, Inc., 2.95%, 09/15/2029	527,000	480,494
Workday, Inc., 3.70%, 04/01/2029	500,000	481,361
		961,855
Specialty Retail-3.07%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	1,320,000	1,347,720
Home Depot, Inc. (The), 2.95%, 06/15/2029	1,283,000	1,223,537
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b)	1,130,000	1,097,463
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	377,000	366,468
		4,035,188
Technology Hardware, Storage & Peripherals-1.72%
Apple, Inc., 2.20%, 09/11/2029	1,320,000	1,215,710
HP, Inc., 4.00%, 04/15/2029	760,000	725,539
Western Digital Corp., 2.85%, 02/01/2029	380,000	326,336
		2,267,585
Tobacco-1.73%
Altria Group, Inc., 4.80%, 02/14/2029	1,400,000	1,400,807

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Tobacco-(continued)
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	$377,000	$335,728
Philip Morris International, Inc., 3.38%, 08/15/2029	567,000	534,368
		2,270,903
Trading Companies & Distributors-0.29%
GATX Corp., 4.70%, 04/01/2029	380,000	386,094
Water Utilities-0.31%
American Water Capital Corp., 3.45%, 06/01/2029	419,000	401,254
Wireless Telecommunication Services-1.17%
T-Mobile USA, Inc.
2.63%, 02/15/2029	760,000	678,182
3.38%, 04/15/2029	920,000	854,163
		1,532,345
Total U.S. Dollar Denominated Bonds & Notes (Cost $146,602,954)		129,829,877
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $441,795)	441,795	441,795
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $147,044,749)		130,271,672
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.55%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,585,222	$2,585,222
Invesco Private Prime Fund, 0.87%(d)(e)(f)	6,031,581	6,032,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,616,892)		8,617,407
TOTAL INVESTMENTS IN SECURITIES-105.63% (Cost $155,661,641)		138,889,079
OTHER ASSETS LESS LIABILITIES-(5.63)%		(7,403,087)
NET ASSETS-100.00%		$131,485,992

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,065	$9,749,049	$(9,581,319)	$-	$-	$441,795	$769
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,765,532	17,720,544	(16,900,854)	-	-	2,585,222	2,681*
Invesco Private Prime Fund	4,119,575	32,936,419	(31,021,742)	515	(2,582)	6,032,185	8,668*
Total	$6,159,172	$60,406,012	$(57,503,915)	$515	$(2,582)	$9,059,202	$12,118

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-3.47%
Boeing Co. (The), 5.15%, 05/01/2030	$1,930,000	$1,920,790
Raytheon Technologies Corp., 2.25%, 07/01/2030	433,000	382,854
Textron, Inc., 3.00%, 06/01/2030(b)	281,000	251,961
		2,555,605
Auto Components-0.38%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	321,000	281,592
Automobiles-0.58%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	473,000	425,196
Banks-5.98%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	400,000	367,367
Citizens Financial Group, Inc., 3.25%, 04/30/2030	320,000	293,063
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	600,000	526,339
2.05%, 07/17/2030	600,000	504,530
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030(b)	600,000	534,018
2.13%, 07/08/2030	600,000	507,325
2.14%, 09/23/2030	360,000	296,470
SVB Financial Group, 3.13%, 06/05/2030	217,000	192,623
Truist Bank, 2.25%, 03/11/2030	500,000	432,975
Truist Financial Corp., 1.95%, 06/05/2030	360,000	308,592
U.S. Bancorp, 1.38%, 07/22/2030	537,000	439,535
		4,402,837
Beverages-2.46%
Coca-Cola Co. (The), 1.65%, 06/01/2030	643,000	557,418
Constellation Brands, Inc., 2.88%, 05/01/2030	260,000	232,051
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	400,000	350,486
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	327,000	300,588
PepsiCo, Inc., 1.63%, 05/01/2030	427,000	370,325
		1,810,868
Biotechnology-2.48%
Amgen, Inc., 2.45%, 02/21/2030	533,000	478,555
Biogen, Inc., 2.25%, 05/01/2030	643,000	541,451
Gilead Sciences, Inc., 1.65%, 10/01/2030	427,000	360,957
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	540,000	447,566
		1,828,529
Building Products-0.31%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	271,000	226,528
Capital Markets-2.79%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	327,000	323,122
Cboe Global Markets, Inc., 1.63%, 12/15/2030	210,000	174,968
CI Financial Corp. (Canada), 3.20%, 12/17/2030	410,000	339,496
Franklin Resources, Inc., 1.60%, 10/30/2030	361,000	292,750
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	400,000	342,914
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$427,000	$370,842
S&P Global, Inc., 1.25%, 08/15/2030(b)	261,000	212,469
		2,056,561
Chemicals-2.31%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	387,000	341,011
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	363,000	311,069
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	260,000	231,494
Linde, Inc., 1.10%, 08/10/2030	301,000	246,666
LYB International Finance III LLC, 2.25%, 10/01/2030	210,000	179,870
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	217,000	199,168
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	218,000	189,794
		1,699,072
Commercial Services & Supplies-0.31%
Republic Services, Inc., 2.30%, 03/01/2030	260,000	228,222
Communications Equipment-0.42%
Motorola Solutions, Inc., 2.30%, 11/15/2030	383,000	311,918
Construction & Engineering-0.50%
Quanta Services, Inc., 2.90%, 10/01/2030	427,000	371,822
Construction Materials-0.67%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	218,000	189,371
Vulcan Materials Co., 3.50%, 06/01/2030	320,000	300,470
		489,841
Containers & Packaging-0.83%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	215,000	184,626
Avery Dennison Corp., 2.65%, 04/30/2030	218,000	190,630
Sonoco Products Co., 3.13%, 05/01/2030	260,000	235,256
		610,512
Distributors-0.24%
Genuine Parts Co., 1.88%, 11/01/2030	218,000	175,022
Diversified Consumer Services-0.28%
Yale University, Series 2020, 1.48%, 04/15/2030	238,000	203,103
Diversified Financial Services-0.36%
Block Financial LLC, 3.88%, 08/15/2030	282,000	262,344
Diversified Telecommunication Services-1.04%
Verizon Communications, Inc.
1.50%, 09/18/2030	430,000	356,079
1.68%, 10/30/2030	490,000	407,077
		763,156
Electric Utilities-5.45%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	257,000	218,779
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	261,000	216,678
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	470,000	457,894
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	218,000	195,806
Duke Energy Corp., 2.45%, 06/01/2030(b)	360,000	313,153
Duke Energy Florida LLC, 1.75%, 06/15/2030	218,000	184,307
Entergy Corp., 2.80%, 06/15/2030	257,000	227,173
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Eversource Energy, Series R, 1.65%, 08/15/2030	$261,000	$213,204
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	863,000	747,728
Pacific Gas and Electric Co., 4.55%, 07/01/2030	1,327,000	1,241,545
		4,016,267
Electrical Equipment-0.50%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	218,000	178,696
Emerson Electric Co., 1.95%, 10/15/2030	218,000	188,496
		367,192
Electronic Equipment, Instruments & Components-0.51%
Jabil, Inc., 3.60%, 01/15/2030	210,000	192,574
Teledyne FLIR LLC, 2.50%, 08/01/2030	210,000	180,261
		372,835
Energy Equipment & Services-1.50%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	218,000	221,333
Halliburton Co., 2.92%, 03/01/2030	437,000	401,259
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	533,000	483,468
		1,106,060
Entertainment-0.64%
Activision Blizzard, Inc., 1.35%, 09/15/2030	218,000	180,016
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	320,000	290,824
		470,840
Equity REITs-3.65%
American Tower Corp.
2.90%, 01/15/2030	320,000	281,828
2.10%, 06/15/2030	320,000	263,576
1.88%, 10/15/2030(b)	340,000	272,947
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	340,000	320,254
Camden Property Trust, 2.80%, 05/15/2030	318,000	289,973
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	320,000	286,000
Kimco Realty Corp., 2.70%, 10/01/2030	210,000	186,829
Prologis L.P., 1.25%, 10/15/2030	321,000	259,946
Regency Centers L.P., 3.70%, 06/15/2030	260,000	244,444
Simon Property Group L.P., 2.65%, 07/15/2030	320,000	282,567
		2,688,364
Food & Staples Retailing-1.41%
Costco Wholesale Corp., 1.60%, 04/20/2030	753,000	648,289
Kroger Co. (The), 2.20%, 05/01/2030	218,000	189,207
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	218,000	201,877
		1,039,373
Food Products-2.86%
Campbell Soup Co., 2.38%, 04/24/2030(b)	218,000	189,303
Hormel Foods Corp., 1.80%, 06/11/2030	433,000	368,556
Ingredion, Inc., 2.90%, 06/01/2030	260,000	232,532
JM Smucker Co. (The), 2.38%, 03/15/2030	218,000	190,706
Kellogg Co., 2.10%, 06/01/2030	168,000	142,976
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	$320,000	$304,626
McCormick & Co., Inc., 2.50%, 04/15/2030	218,000	192,087
Mondelez International, Inc., 2.75%, 04/13/2030	533,000	482,696
		2,103,482
Gas Utilities-0.59%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	218,000	181,789
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	280,000	252,626
		434,415
Health Care Equipment & Supplies-2.71%
Abbott Laboratories, 1.40%, 06/30/2030	281,000	239,951
Becton, Dickinson and Co., 2.82%, 05/20/2030	327,000	294,357
Boston Scientific Corp., 2.65%, 06/01/2030	513,000	460,626
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	327,000	285,189
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	427,000	352,139
Stryker Corp., 1.95%, 06/15/2030	427,000	365,310
		1,997,572
Health Care Providers & Services-5.74%
AmerisourceBergen Corp., 2.80%, 05/15/2030	218,000	196,996
Anthem, Inc., 2.25%, 05/15/2030	473,000	415,565
Centene Corp.
3.38%, 02/15/2030	859,000	790,753
3.00%, 10/15/2030	943,000	842,061
Cigna Corp., 2.40%, 03/15/2030	643,000	569,660
CommonSpirit Health, 2.78%, 10/01/2030	270,000	238,275
CVS Health Corp., 1.75%, 08/21/2030	540,000	448,859
Sutter Health, Series 20-A, 2.29%, 08/15/2030	300,000	258,810
UnitedHealth Group, Inc., 2.00%, 05/15/2030	533,000	470,112
		4,231,091
Hotels, Restaurants & Leisure-2.87%
Booking Holdings, Inc., 4.63%, 04/13/2030	643,000	665,151
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	428,000	424,766
McDonald’s Corp., 2.13%, 03/01/2030	321,000	282,473
Starbucks Corp.
2.25%, 03/12/2030	320,000	277,334
2.55%, 11/15/2030	533,000	468,085
		2,117,809
Household Durables-0.73%
Mohawk Industries, Inc., 3.63%, 05/15/2030	210,000	194,541
NVR, Inc., 3.00%, 05/15/2030	383,000	344,140
		538,681
Household Products-0.86%
Clorox Co. (The), 1.80%, 05/15/2030	218,000	182,592
Procter & Gamble Co. (The), 1.20%, 10/29/2030	540,000	450,299
		632,891
Industrial Conglomerates-0.52%
Honeywell International, Inc., 1.95%, 06/01/2030	433,000	381,650
Insurance-4.74%
Alleghany Corp., 3.63%, 05/15/2030	210,000	201,484
Allstate Corp. (The), 1.45%, 12/15/2030	260,000	211,921

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Aon Corp., 2.80%, 05/15/2030	$427,000	$383,965
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	218,000	190,050
1.45%, 10/15/2030	321,000	267,396
Brighthouse Financial, Inc., 5.63%, 05/15/2030	260,000	268,405
CNA Financial Corp., 2.05%, 08/15/2030	210,000	175,513
Fidelity National Financial, Inc., 3.40%, 06/15/2030	280,000	254,605
Loews Corp., 3.20%, 05/15/2030	218,000	203,954
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	327,000	284,005
Principal Financial Group, Inc., 2.13%, 06/15/2030	261,000	222,071
Prudential Financial, Inc., 2.10%, 03/10/2030	218,000	192,813
Prudential PLC (Hong Kong), 3.13%, 04/14/2030	430,000	400,556
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	260,000	238,569
		3,495,307
Interactive Media & Services-1.10%
Alphabet, Inc., 1.10%, 08/15/2030	963,000	808,989
Internet & Direct Marketing Retail-1.49%
Amazon.com, Inc., 1.50%, 06/03/2030	863,000	737,661
eBay, Inc., 2.70%, 03/11/2030	410,000	363,481
		1,101,142
IT Services-2.70%
Automatic Data Processing, Inc., 1.25%, 09/01/2030	427,000	356,996
Fiserv, Inc., 2.65%, 06/01/2030	433,000	378,861
Global Payments, Inc., 2.90%, 05/15/2030	433,000	379,745
International Business Machines Corp., 1.95%, 05/15/2030	580,000	498,055
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	431,000	378,384
		1,992,041
Life Sciences Tools & Services-0.25%
Agilent Technologies, Inc., 2.10%, 06/04/2030	218,000	183,935
Machinery-2.00%
Cummins, Inc., 1.50%, 09/01/2030	363,000	300,467
Flowserve Corp., 3.50%, 10/01/2030	210,000	187,615
IDEX Corp., 3.00%, 05/01/2030	218,000	196,703
John Deere Capital Corp., 2.45%, 01/09/2030	240,000	219,621
Otis Worldwide Corp., 2.57%, 02/15/2030	643,000	567,293
		1,471,699
Media-0.84%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	427,000	394,306
Omnicom Group, Inc., 2.45%, 04/30/2030	261,000	227,515
		621,821
Metals & Mining-1.32%
Newmont Corp., 2.25%, 10/01/2030	427,000	367,266
Nucor Corp., 2.70%, 06/01/2030	218,000	195,217
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	218,000	184,985
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	240,000	227,181
		974,649
	Principal Amount	Value
Multi-Utilities-1.20%
NiSource, Inc., 3.60%, 05/01/2030	$427,000	$400,861
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	241,000	196,144
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	343,000	288,926
		885,931
Oil, Gas & Consumable Fuels-8.44%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	427,000	363,168
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	168,000	151,457
Chevron Corp., 2.24%, 05/11/2030	643,000	583,593
Enterprise Products Operating LLC, 2.80%, 01/31/2030	533,000	486,903
EOG Resources, Inc., 4.38%, 04/15/2030	320,000	330,917
Equinor ASA (Norway), 2.38%, 05/22/2030	327,000	295,280
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	863,000	799,003
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	200,000	183,982
MPLX L.P., 2.65%, 08/15/2030	640,000	554,933
ONEOK, Inc., 3.10%, 03/15/2030	336,000	299,316
Phillips 66, 2.15%, 12/15/2030(b)	360,000	304,980
Pioneer Natural Resources Co., 1.90%, 08/15/2030	477,000	401,068
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	327,000	302,197
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	300,000	278,361
Western Midstream Operating L.P., 4.55%, 02/01/2030	500,000	479,370
Williams Cos., Inc. (The), 3.50%, 11/15/2030	433,000	403,472
		6,218,000
Personal Products-0.60%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	300,000	275,121
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	200,000	165,481
		440,602
Pharmaceuticals-6.06%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	560,000	469,550
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	540,000	452,692
Johnson & Johnson, 1.30%, 09/01/2030	750,000	644,534
Merck & Co., Inc., 1.45%, 06/24/2030	533,000	453,378
Pfizer, Inc., 1.70%, 05/28/2030	427,000	370,675
Royalty Pharma PLC, 2.20%, 09/02/2030	430,000	358,967
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	1,070,000	919,230
Viatris, Inc., 2.70%, 06/22/2030	620,000	519,885
Zoetis, Inc., 2.00%, 05/15/2030	320,000	276,838
		4,465,749
Professional Services-0.32%
Equifax, Inc., 3.10%, 05/15/2030	260,000	235,337
Road & Rail-0.24%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	200,000	174,697
Semiconductors & Semiconductor Equipment-2.14%
Applied Materials, Inc., 1.75%, 06/01/2030	321,000	277,659

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Lam Research Corp., 1.90%, 06/15/2030	$321,000	$277,145
QUALCOMM, Inc., 2.15%, 05/20/2030	513,000	457,740
Texas Instruments, Inc., 1.75%, 05/04/2030	319,000	279,056
Xilinx, Inc., 2.38%, 06/01/2030	327,000	288,488
		1,580,088
Software-1.64%
Autodesk, Inc., 2.85%, 01/15/2030	210,000	189,078
Citrix Systems, Inc., 3.30%, 03/01/2030	320,000	317,022
Intuit, Inc., 1.65%, 07/15/2030	218,000	183,835
ServiceNow, Inc., 1.40%, 09/01/2030	643,000	521,676
		1,211,611
Specialty Retail-2.45%
AutoNation, Inc., 4.75%, 06/01/2030	218,000	213,268
Best Buy Co., Inc., 1.95%, 10/01/2030	281,000	230,109
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	320,000	342,969
Leidos, Inc., 4.38%, 05/15/2030	360,000	349,819
Lowe’s Cos., Inc., 1.70%, 10/15/2030	537,000	443,265
Tractor Supply Co., 1.75%, 11/01/2030	281,000	226,925
		1,806,355
Technology Hardware, Storage & Peripherals-1.86%
Apple, Inc.
1.65%, 05/11/2030	753,000	657,819
1.25%, 08/20/2030	540,000	453,396
NetApp, Inc., 2.70%, 06/22/2030	300,000	262,406
		1,373,621
Textiles, Apparel & Luxury Goods-0.79%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	321,000	291,160
VF Corp., 2.95%, 04/23/2030	320,000	289,735
		580,895
Tobacco-1.12%
Altria Group, Inc., 3.40%, 05/06/2030	327,000	294,971
Philip Morris International, Inc.
2.10%, 05/01/2030	320,000	270,143
1.75%, 11/01/2030	324,000	261,957
		827,071
	Principal Amount	Value
Trading Companies & Distributors-1.03%
Air Lease Corp.
3.00%, 02/01/2030	$320,000	$273,254
3.13%, 12/01/2030	320,000	274,014
GATX Corp., 4.00%, 06/30/2030	217,000	209,099
		756,367
Water Utilities-0.53%
American Water Capital Corp., 2.80%, 05/01/2030	217,000	197,634
Essential Utilities, Inc., 2.70%, 04/15/2030	218,000	194,856
		392,490
Total U.S. Dollar Denominated Bonds & Notes (Cost $82,933,570)		72,799,647
	Shares
Money Market Funds-0.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $375,847)	375,847	375,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.32% (Cost $83,309,417)		73,175,494
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.65%
Invesco Private Government Fund, 0.74%(c)(d)(e)	1,258,485	1,258,485
Invesco Private Prime Fund, 0.87%(c)(d)(e)	2,908,102	2,908,393
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,166,400)		4,166,878
TOTAL INVESTMENTS IN SECURITIES-104.97% (Cost $87,475,817)		77,342,372
OTHER ASSETS LESS LIABILITIES-(4.97)%		(3,663,923)
NET ASSETS-100.00%		$73,678,449

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,342	$2,166,673	$(1,798,168)	$-	$-	$375,847	$444
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$935,638	$7,087,466	$(6,764,619)	$-	$-	$1,258,485	$1,779*
Invesco Private Prime Fund	2,183,156	14,496,433	(13,769,478)	478	(2,196)	2,908,393	5,293*
Total	$3,126,136	$23,750,572	$(22,332,265)	$478	$(2,196)	$4,542,725	$7,516

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.37%
Aerospace & Defense-1.71%
Boeing Co. (The), 3.63%, 02/01/2031	$180,000	$162,093
General Dynamics Corp., 2.25%, 06/01/2031	40,000	35,755
L3Harris Technologies, Inc., 1.80%, 01/15/2031	80,000	65,828
Raytheon Technologies Corp., 1.90%, 09/01/2031	80,000	67,463
Textron, Inc., 2.45%, 03/15/2031	70,000	59,206
		390,345
Air Freight & Logistics-0.49%
FedEx Corp., 2.40%, 05/15/2031	130,000	112,664
Automobiles-3.03%
American Honda Finance Corp., 1.80%, 01/13/2031	70,000	59,122
Daimler Finance North America LLC (Germany), 8.50%, 01/18/2031	200,000	258,012
General Motors Financial Co., Inc.
2.35%, 01/08/2031	130,000	105,321
2.70%, 06/10/2031	130,000	107,625
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031	60,000	53,700
Toyota Motor Credit Corp.
1.65%, 01/10/2031	70,000	58,459
1.90%, 09/12/2031	60,000	50,678
		692,917
Banks-2.33%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	200,000	164,113
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	190,000	161,791
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.22%, 09/17/2031	200,000	166,816
SVB Financial Group, 1.80%, 02/02/2031	50,000	39,573
		532,293
Beverages-2.96%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	90,000	95,031
Coca-Cola Co. (The)
2.00%, 03/05/2031	90,000	79,406
1.38%, 03/15/2031	160,000	133,688
Constellation Brands, Inc., 2.25%, 08/01/2031	130,000	109,241
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	50,000	42,245
PepsiCo, Inc.
1.40%, 02/25/2031	90,000	75,554
1.95%, 10/21/2031	160,000	139,637
		674,802
Biotechnology-0.61%
Amgen, Inc., 2.30%, 02/25/2031	160,000	139,867
Building Products-0.81%
Carrier Global Corp., 2.70%, 02/15/2031	100,000	87,110
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	60,000	49,330
Masco Corp., 2.00%, 02/15/2031	60,000	49,086
		185,526
Capital Markets-4.47%
Ares Capital Corp., 3.20%, 11/15/2031	60,000	46,813
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	60,000	50,064
1.80%, 07/28/2031	50,000	41,722
BlackRock, Inc., 1.90%, 01/28/2031	160,000	136,551
	Principal Amount	Value
Capital Markets-(continued)
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	$40,000	$34,946
Charles Schwab Corp. (The)
1.65%, 03/11/2031	70,000	57,593
2.30%, 05/13/2031	90,000	78,121
1.95%, 12/01/2031	110,000	91,783
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.63%, 10/15/2031	130,000	106,975
Moody’s Corp., 2.00%, 08/19/2031	80,000	67,296
Nasdaq, Inc., 1.65%, 01/15/2031	60,000	48,391
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	200,000	167,150
State Street Corp., 2.20%, 03/03/2031	110,000	93,038
		1,020,443
Chemicals-0.29%
Ecolab, Inc., 1.30%, 01/30/2031	80,000	65,867
Commercial Services & Supplies-0.57%
Republic Services, Inc., 1.45%, 02/15/2031	60,000	48,357
Waste Management, Inc., 1.50%, 03/15/2031	100,000	81,639
		129,996
Communications Equipment-0.40%
Motorola Solutions, Inc., 2.75%, 05/24/2031	110,000	91,712
Construction Materials-0.70%
Eagle Materials, Inc., 2.50%, 07/01/2031	100,000	83,184
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	90,000	75,958
		159,142
Consumer Finance-1.82%
Ally Financial, Inc.
8.00%, 11/01/2031	250,000	295,213
8.00%, 11/01/2031	40,000	46,464
Synchrony Financial, 2.88%, 10/28/2031	90,000	73,254
		414,931
Containers & Packaging-0.45%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	120,000	102,089
Diversified Financial Services-0.26%
ORIX Corp. (Japan), 2.25%, 03/09/2031	70,000	60,179
Diversified Telecommunication Services-6.39%
AT&T, Inc., 2.75%, 06/01/2031	380,000	340,824
Orange S.A. (France), 9.00%, 03/01/2031	310,000	413,826
Verizon Communications, Inc.
1.75%, 01/20/2031	280,000	232,658
2.55%, 03/21/2031	530,000	470,422
		1,457,730
Electric Utilities-5.03%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	70,000	61,950
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	80,000	69,940
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	50,000	41,123
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	90,000	78,970
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	70,000	62,637
Duke Energy Corp., 2.55%, 06/15/2031	130,000	111,605
Duke Energy Florida LLC, 2.40%, 12/15/2031	80,000	70,099
Duke Energy Progress LLC, 2.00%, 08/15/2031	80,000	68,002
Entergy Corp., 2.40%, 06/15/2031	80,000	67,479
Entergy Texas, Inc., 1.75%, 03/15/2031	80,000	66,438
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Pacific Gas and Electric Co., 2.50%, 02/01/2031	$250,000	$199,899
Progress Energy, Inc., 7.75%, 03/01/2031	80,000	96,880
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	59,651
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	40,000	32,512
Virginia Electric & Power Co., 2.30%, 11/15/2031	70,000	60,892
		1,148,077
Electrical Equipment-0.38%
Emerson Electric Co., 2.20%, 12/21/2031	100,000	87,264
Electronic Equipment, Instruments & Components-1.97%
Amphenol Corp., 2.20%, 09/15/2031	100,000	83,860
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	130,000	115,346
Jabil, Inc., 3.00%, 01/15/2031	60,000	51,980
Teledyne Technologies, Inc., 2.75%, 04/01/2031	150,000	130,365
Vontier Corp., 2.95%, 04/01/2031	80,000	67,595
		449,146
Entertainment-1.56%
Electronic Arts, Inc., 1.85%, 02/15/2031	90,000	75,091
Walt Disney Co. (The), 2.65%, 01/13/2031	310,000	281,151
		356,242
Equity REITs-10.83%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	100,000	92,704
American Assets Trust L.P., 3.38%, 02/01/2031	60,000	53,175
American Tower Corp.
2.70%, 04/15/2031	90,000	76,589
2.30%, 09/15/2031	90,000	73,474
AvalonBay Communities, Inc., 2.45%, 01/15/2031	80,000	71,438
Boston Properties L.P., 3.25%, 01/30/2031	160,000	143,597
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	50,000	41,177
CBRE Services, Inc., 2.50%, 04/01/2031	60,000	50,595
Corporate Office Properties L.P., 2.75%, 04/15/2031	80,000	67,437
Crown Castle International Corp.
2.25%, 01/15/2031	140,000	117,429
2.10%, 04/01/2031	130,000	107,079
2.50%, 07/15/2031	90,000	76,111
Equinix, Inc., 2.50%, 05/15/2031	130,000	110,239
ERP Operating L.P., 1.85%, 08/01/2031	50,000	42,158
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	90,000	81,541
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	100,000	80,961
Healthpeak Properties, Inc., 2.88%, 01/15/2031	80,000	71,483
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	60,000	48,222
Kimco Realty Corp., 2.25%, 12/01/2031	60,000	50,161
Life Storage L.P., 2.40%, 10/15/2031	80,000	65,943
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	120,000	105,112
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	90,000	75,331
Physicians Realty L.P., 2.63%, 11/01/2031	50,000	42,030
Public Storage
2.30%, 05/01/2031	60,000	52,359
2.25%, 11/09/2031	70,000	60,278
Realty Income Corp., 3.25%, 01/15/2031	120,000	112,625
Sabra Health Care L.P., 3.20%, 12/01/2031	100,000	82,594
	Principal Amount	Value
Equity REITs-(continued)
Simon Property Group L.P., 2.20%, 02/01/2031	$90,000	$75,928
Sun Communities Operating L.P., 2.70%, 07/15/2031	100,000	84,744
Ventas Realty L.P., 2.50%, 09/01/2031	60,000	51,118
W.P. Carey, Inc., 2.40%, 02/01/2031	60,000	50,513
Welltower, Inc.
2.75%, 01/15/2031	80,000	69,944
2.80%, 06/01/2031	100,000	88,089
		2,472,178
Food & Staples Retailing-1.13%
Kroger Co. (The), 1.70%, 01/15/2031	50,000	41,161
Walmart, Inc., 1.80%, 09/22/2031	250,000	217,794
		258,955
Food Products-1.71%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	130,000	112,279
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	42,069
General Mills, Inc., 2.25%, 10/14/2031	60,000	50,826
Kellogg Co., Series B, 7.45%, 04/01/2031	80,000	95,822
McCormick & Co., Inc., 1.85%, 02/15/2031	60,000	49,314
Mondelez International, Inc., 1.50%, 02/04/2031	50,000	40,471
		390,781
Gas Utilities-0.40%
Atmos Energy Corp., 1.50%, 01/15/2031	50,000	41,017
National Fuel Gas Co., 2.95%, 03/01/2031	60,000	50,575
		91,592
Health Care Equipment & Supplies-1.10%
Baxter International, Inc., 1.73%, 04/01/2031	80,000	65,191
Becton, Dickinson and Co., 1.96%, 02/11/2031	130,000	107,801
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	90,000	77,720
		250,712
Health Care Providers & Services-6.09%
AmerisourceBergen Corp., 2.70%, 03/15/2031	130,000	115,137
Anthem, Inc., 2.55%, 03/15/2031	130,000	115,779
Centene Corp.
2.50%, 03/01/2031	280,000	238,028
2.63%, 08/01/2031	160,000	137,040
Cigna Corp., 2.38%, 03/15/2031	190,000	165,980
CVS Health Corp.
1.88%, 02/28/2031	160,000	133,174
2.13%, 09/15/2031	130,000	109,708
HCA, Inc., 2.38%, 07/15/2031	110,000	92,057
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	60,000	52,325
Quest Diagnostics, Inc., 2.80%, 06/30/2031	70,000	61,931
UnitedHealth Group, Inc., 2.30%, 05/15/2031	190,000	169,727
		1,390,886
Hotels, Restaurants & Leisure-1.01%
Expedia Group, Inc., 2.95%, 03/15/2031	130,000	109,862
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	140,000	121,323
		231,185
Household Products-0.69%
Kimberly-Clark Corp., 2.00%, 11/02/2031	80,000	68,790
Procter & Gamble Co. (The), 1.95%, 04/23/2031	100,000	88,355
		157,145

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.47%
AES Corp. (The), 2.45%, 01/15/2031	$130,000	$107,742
Industrial Conglomerates-0.75%
Honeywell International, Inc., 1.75%, 09/01/2031	200,000	170,590
Insurance-1.87%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	60,000	51,901
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	60,000	53,896
Brown & Brown, Inc., 2.38%, 03/15/2031	90,000	74,646
Fidelity National Financial, Inc., 2.45%, 03/15/2031	80,000	66,227
First American Financial Corp., 2.40%, 08/15/2031	80,000	64,890
Lincoln National Corp., 3.40%, 01/15/2031(b)	50,000	46,585
Primerica, Inc., 2.80%, 11/19/2031	80,000	69,566
		427,711
Internet & Direct Marketing Retail-1.85%
Amazon.com, Inc., 2.10%, 05/12/2031	380,000	336,126
eBay, Inc., 2.60%, 05/10/2031	100,000	86,286
		422,412
IT Services-2.79%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	130,000	112,292
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	160,000	134,365
Global Payments, Inc., 2.90%, 11/15/2031	100,000	85,363
Mastercard, Inc.
1.90%, 03/15/2031	60,000	52,588
2.00%, 11/18/2031	100,000	86,515
VeriSign, Inc., 2.70%, 06/15/2031	100,000	83,710
Visa, Inc., 1.10%, 02/15/2031	100,000	81,735
		636,568
Leisure Products-0.24%
Brunswick Corp., 2.40%, 08/18/2031	70,000	54,755
Life Sciences Tools & Services-1.37%
Agilent Technologies, Inc., 2.30%, 03/12/2031	110,000	92,894
Illumina, Inc., 2.55%, 03/23/2031	60,000	50,788
PerkinElmer, Inc., 2.25%, 09/15/2031	50,000	41,289
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	150,000	128,171
		313,142
Machinery-1.40%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	70,000	61,034
IDEX Corp., 2.63%, 06/15/2031	70,000	61,079
John Deere Capital Corp.
1.45%, 01/15/2031	80,000	66,773
2.00%, 06/17/2031	80,000	69,651
Xylem, Inc., 2.25%, 01/30/2031	70,000	60,748
		319,285
Media-3.52%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	200,000	167,767
Comcast Corp.
1.95%, 01/15/2031	190,000	163,398
1.50%, 02/15/2031	220,000	182,298
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	50,000	42,217
	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc., 2.60%, 08/01/2031	$100,000	$86,985
Paramount Global, 4.95%, 01/15/2031	160,000	160,284
		802,949
Metals & Mining-0.24%
Steel Dynamics, Inc., 3.25%, 01/15/2031	60,000	54,605
Multiline Retail-0.57%
Dollar Tree, Inc., 2.65%, 12/01/2031	80,000	67,956
Kohl’s Corp., 3.38%, 05/01/2031	70,000	62,628
		130,584
Multi-Utilities-2.02%
Ameren Corp., 3.50%, 01/15/2031	100,000	93,780
CenterPoint Energy, Inc., 2.65%, 06/01/2031	70,000	61,116
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	130,000	110,225
DTE Electric Co., Series C, 2.63%, 03/01/2031	60,000	54,343
NiSource, Inc., 1.70%, 02/15/2031	70,000	55,912
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	100,000	85,322
		460,698
Oil, Gas & Consumable Fuels-5.31%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	60,000	53,430
Burlington Resources LLC, 7.20%, 08/15/2031	60,000	73,750
Conoco Funding Co., 7.25%, 10/15/2031	50,000	61,397
Devon Energy Corp., 7.88%, 09/30/2031	60,000	73,893
Diamondback Energy, Inc., 3.13%, 03/24/2031	110,000	99,988
Hess Corp., 7.30%, 08/15/2031	80,000	93,030
Kinder Morgan, Inc.
2.00%, 02/15/2031	90,000	74,757
7.80%, 08/01/2031	70,000	84,613
ONEOK, Inc., 6.35%, 01/15/2031	60,000	65,486
Ovintiv, Inc., 7.38%, 11/01/2031	80,000	91,618
Pioneer Natural Resources Co., 2.15%, 01/15/2031	130,000	110,963
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	130,000	111,971
Valero Energy Corp., 2.80%, 12/01/2031	60,000	52,237
Williams Cos., Inc. (The), 2.60%, 03/15/2031	190,000	164,838
		1,211,971
Personal Products-0.67%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	80,000	68,773
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	100,000	84,427
		153,200
Pharmaceuticals-2.02%
Astrazeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	90,000	80,042
Merck & Co., Inc., 2.15%, 12/10/2031	250,000	220,933
Pfizer, Inc., 1.75%, 08/18/2031	130,000	111,210
Royalty Pharma PLC, 2.15%, 09/02/2031	60,000	48,758
		460,943
Professional Services-0.37%
Equifax, Inc., 2.35%, 09/15/2031	100,000	83,449
Road & Rail-1.32%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	180,000	158,923
Norfolk Southern Corp., 2.30%, 05/15/2031	60,000	52,633
Union Pacific Corp., 2.38%, 05/20/2031(b)	100,000	88,850
		300,406

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.50%
Analog Devices, Inc., 2.10%, 10/01/2031	$130,000	$113,862
Intel Corp., 2.00%, 08/12/2031	160,000	137,776
Marvell Technology, Inc., 2.95%, 04/15/2031	100,000	87,102
NVIDIA Corp., 2.00%, 06/15/2031	160,000	138,752
Skyworks Solutions, Inc., 3.00%, 06/01/2031	60,000	50,443
Texas Instruments, Inc., 1.90%, 09/15/2031	50,000	43,460
		571,395
Software-3.92%
Autodesk, Inc., 2.40%, 12/15/2031	130,000	111,184
Fortinet, Inc., 2.20%, 03/15/2031	60,000	49,894
Oracle Corp., 2.88%, 03/25/2031	410,000	349,567
Roper Technologies, Inc., 1.75%, 02/15/2031	80,000	65,205
salesforce.com, inc., 1.95%, 07/15/2031	190,000	164,347
VMware, Inc., 2.20%, 08/15/2031	190,000	154,123
		894,320
Specialty Retail-2.83%
AutoZone, Inc., 1.65%, 01/15/2031	60,000	48,246
Home Depot, Inc. (The)
1.38%, 03/15/2031	160,000	132,039
1.88%, 09/15/2031(b)	100,000	85,339
Leidos, Inc., 2.30%, 02/15/2031	100,000	83,116
Lowe’s Cos., Inc., 2.63%, 04/01/2031	190,000	167,530
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	50,000	40,501
Ross Stores, Inc., 1.88%, 04/15/2031	50,000	40,724
TJX Cos., Inc. (The), 1.60%, 05/15/2031	60,000	49,585
		647,080
Technology Hardware, Storage & Peripherals-1.81%
Apple, Inc.
1.65%, 02/08/2031	350,000	301,492
1.70%, 08/05/2031(b)	130,000	111,654
		413,146
Tobacco-0.58%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	160,000	132,087
	Principal Amount	Value
Water Utilities-0.26%
American Water Capital Corp., 2.30%, 06/01/2031	$70,000	$60,496
Wireless Telecommunication Services-0.50%
T-Mobile USA, Inc., 2.88%, 02/15/2031	130,000	114,271
Total U.S. Dollar Denominated Bonds & Notes (Cost $25,556,701)		22,458,471
	Shares
Money Market Funds-0.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $190,099)	190,099	190,099
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $25,746,800)		22,648,570
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.77%
Invesco Private Government Fund, 0.74%(c)(d)(e)	120,956	120,956
Invesco Private Prime Fund, 0.87%(c)(d)(e)	282,204	282,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $403,164)		403,188
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $26,149,964)		23,051,758
OTHER ASSETS LESS LIABILITIES-(0.97)%		(222,104)
NET ASSETS-100.00%		$22,829,654

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$473,126	$(283,027)	$-	$-	$190,099	$201
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,041,821	$(920,865)	$-	$-	$120,956	$211*
Invesco Private Prime Fund	-	2,244,208	(1,962,022)	24	22	282,232	542*
Total	$-	$3,759,155	$(3,165,914)	$24	$22	$593,287	$954

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-74.84%
Aerospace & Defense-0.77%
TransDigm, Inc.
8.00%, 12/15/2025(b)	$1,000,000	$1,042,530
7.50%, 03/15/2027	4,414,000	4,499,941
		5,542,471
Auto Components-3.49%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	1,448,000	1,392,583
6.50%, 04/01/2027	4,053,000	3,858,010
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,690,000	3,721,134
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	3,235,000	3,207,405
Dana, Inc., 5.38%, 11/15/2027	3,237,000	3,079,607
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025	7,420,000	7,767,850
5.00%, 05/31/2026	2,081,000	2,044,583
		25,071,172
Automobiles-4.13%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	1,982,000	1,996,059
Ford Motor Credit Co. LLC
2.98%, 08/03/2022	7,697,000	7,704,851
4.25%, 09/20/2022	8,000,000	8,028,000
3.55%, 10/07/2022	5,880,000	5,883,836
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	6,080,000	6,036,650
		29,649,396
Building Products-0.28%
JELD-WEN, Inc., 6.25%, 05/15/2025(b)	1,985,000	1,999,282
Chemicals-1.40%
Avient Corp., 5.75%, 05/15/2025(b)	5,268,000	5,340,130
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	2,815,000	2,814,240
Olin Corp., 5.50%, 08/15/2022	1,619,000	1,623,048
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	250,000	248,779
		10,026,197
Commercial Services & Supplies-3.28%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	16,000,000	15,885,000
Brink’s Co. (The), 5.50%, 07/15/2025(b)	3,242,000	3,247,187
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	4,411,000	4,365,854
		23,498,041
Consumer Finance-1.89%
Credit Acceptance Corp., 6.63%, 03/15/2026	3,277,000	3,325,713
OneMain Finance Corp., 8.88%, 06/01/2025	4,817,000	5,030,778
PRA Group, Inc., 7.38%, 09/01/2025(b)	2,426,000	2,450,119
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	2,802,000	2,779,955
		13,586,565
Containers & Packaging-1.07%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	5,670,000	5,638,730
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,008,000	2,017,241
		7,655,971
	Principal Amount	Value
Diversified Consumer Services-0.62%
Service Corp. International, 4.63%, 12/15/2027	$4,451,000	$4,417,311
Diversified Financial Services-1.24%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	2,454,000	2,453,929
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	6,268,000	6,460,773
		8,914,702
Diversified Telecommunication Services-3.33%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	13,500,000	13,355,347
Level 3 Financing, Inc.
5.38%, 05/01/2025	4,392,000	4,392,000
5.25%, 03/15/2026	6,228,000	6,126,702
		23,874,049
Electric Utilities-2.13%
FirstEnergy Corp., Series A, 3.35%, 07/15/2022	4,052,000	4,042,376
NRG Energy, Inc., 6.63%, 01/15/2027	3,075,000	3,162,699
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	8,100,000	8,087,931
		15,293,006
Electrical Equipment-1.70%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	11,678,000	12,166,374
Entertainment-0.29%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	1,994,000	2,058,297
Equity REITs-3.25%
Diversified Healthcare Trust, 9.75%, 06/15/2025	7,935,000	8,340,915
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	3,159,000	3,208,233
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	843,000	875,576
Service Properties Trust, 5.00%, 08/15/2022	4,395,000	4,389,880
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	2,299,000	2,363,039
XHR L.P., 6.38%, 08/15/2025(b)	4,051,000	4,109,192
		23,286,835
Food & Staples Retailing-2.02%
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	5,489,000	5,509,584
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	619,000	633,364
US Foods, Inc., 6.25%, 04/15/2025(b)	8,097,000	8,339,667
		14,482,615
Food Products-0.96%
B&G Foods, Inc., 5.25%, 04/01/2025	7,284,000	6,895,326
Health Care Equipment & Supplies-0.85%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.38%, 06/01/2025(b)	1,970,000	2,042,654
Teleflex, Inc., 4.63%, 11/15/2027	4,101,000	4,087,733
		6,130,387
Health Care Providers & Services-0.56%
ModivCare, Inc., 5.88%, 11/15/2025(b)	4,053,000	4,013,888
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-10.72%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	$4,132,000	$4,208,359
Aramark Services, Inc.
5.00%, 04/01/2025(b)	1,453,000	1,453,589
6.38%, 05/01/2025(b)	9,000,000	9,168,480
Boyd Gaming Corp., 8.63%, 06/01/2025(b)	2,457,000	2,562,970
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	8,197,000	8,331,800
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	4,101,000	4,173,588
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	4,856,000	4,892,906
IRB Holding Corp., 7.00%, 06/15/2025(b)	7,002,000	7,088,615
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	6,078,000	6,065,722
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	2,048,000	2,085,038
MGM Resorts International, 6.75%, 05/01/2025	6,072,000	6,160,773
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)	4,020,000	4,144,479
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	596,000	620,534
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	5,849,000	6,060,266
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	4,922,000	5,066,510
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)	4,762,000	4,845,692
		76,929,321
Household Durables-0.52%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	800,000	787,508
KB Home, 7.50%, 09/15/2022	2,877,000	2,927,966
		3,715,474
Leisure Products-0.74%
Mattel, Inc., 5.88%, 12/15/2027(b)	5,200,000	5,302,674
Machinery-1.02%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	5,740,000	5,881,261
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	1,479,000	1,444,813
		7,326,074
Media-12.89%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	1,297,000	1,301,326
5.13%, 05/01/2027(b)	20,015,000	19,742,696
5.00%, 02/01/2028(b)	15,401,000	14,919,719
CSC Holdings LLC
5.88%, 09/15/2022	5,001,000	5,035,857
5.50%, 04/15/2027(b)	10,190,000	10,215,679
DISH DBS Corp., 5.88%, 07/15/2022	18,355,000	18,379,687
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	2,965,000	2,955,404
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	12,146,000	12,100,574
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 9.50%, 05/01/2025(b)	$2,996,000	$3,122,989
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	4,862,000	4,746,017
		92,519,948
Metals & Mining-1.85%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	6,785,000	7,081,640
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	4,051,000	3,836,029
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)	2,384,000	2,325,914
		13,243,583
Oil, Gas & Consumable Fuels-2.82%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	4,781,000	4,837,822
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	1,805,000	1,896,094
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	5,750,000	5,735,165
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	3,987,000	4,075,651
Southwestern Energy Co., 7.75%, 10/01/2027	3,499,000	3,698,443
		20,243,175
Pharmaceuticals-1.75%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	7,500,000	6,298,500
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	2,400,000	2,032,200
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	4,300,000	4,256,140
		12,586,840
Road & Rail-1.77%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	8,094,000	8,328,260
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	4,247,000	4,386,238
		12,714,498
Software-1.32%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	4,762,000	4,650,808
CDK Global, Inc., 4.88%, 06/01/2027	4,816,000	4,806,985
		9,457,793
Specialty Retail-0.34%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,455,000	2,459,407
Technology Hardware, Storage & Peripherals-0.57%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	5,506,000	4,122,170
Textiles, Apparel & Luxury Goods-0.83%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	2,523,000	2,589,569
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	3,282,000	3,341,700
		5,931,269
Trading Companies & Distributors-0.60%
United Rentals North America, Inc., 5.50%, 05/15/2027	4,203,000	4,297,525

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-3.84%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	$9,890,000	$9,291,160
Sprint Communications, Inc., 6.00%, 11/15/2022	18,003,000	18,259,003
		27,550,163
Total U.S. Dollar Denominated Bonds & Notes (Cost $552,305,613)		536,961,799
U.S. Treasury Securities-22.14%
U.S. Treasury Bills-22.14%(c)
0.42%–0.50%, 06/16/2022	58,000,000	57,986,455
0.80%–0.83%, 07/21/2022	88,000,000	87,897,618
1.03%, 08/18/2022	13,000,000	12,970,472
Total U.S. Treasury Securities (Cost $158,861,455)		158,854,545
	Shares	Value
Money Market Funds-0.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $4,467,501)	4,467,501	$4,467,501
TOTAL INVESTMENTS IN SECURITIES-97.60% (Cost $715,634,569)		700,283,845
OTHER ASSETS LESS LIABILITIES-2.40%		17,215,409
NET ASSETS-100.00%		$717,499,254

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $362,895,977, which represented 50.58% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,334,118	$446,741,571	$(480,608,188)	$-	$-	$4,467,501	$22,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,943,890	58,699,207	(86,643,097)	-	-	-	2,223*
Invesco Private Prime Fund	65,723,895	121,815,022	(187,523,912)	-	(15,005)	-	26,710*
Total	$132,001,903	$627,255,800	$(754,775,197)	$-	$(15,005)	$4,467,501	$51,371

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.17%
Aerospace & Defense-2.38%
Maxar Space Robotics LLC, 9.75%, 12/31/2023(b)	$3,667,000	$3,872,224
TransDigm, Inc., 8.00%, 12/15/2025(b)	7,996,000	8,336,070
Triumph Group, Inc., 8.88%, 06/01/2024(b)	4,299,000	4,458,901
		16,667,195
Auto Components-1.32%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b)	4,100,000	3,649,165
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	2,902,000	2,783,150
Dana, Inc., 5.63%, 06/15/2028(c)	2,900,000	2,814,943
		9,247,258
Automobiles-5.89%
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	9,920,000	9,920,000
4.14%, 02/15/2023	5,980,000	5,995,070
3.10%, 05/04/2023	6,592,000	6,543,812
4.38%, 08/06/2023	6,650,000	6,662,240
3.37%, 11/17/2023	6,460,000	6,391,362
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)	3,703,000	3,673,006
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)(c)	2,205,000	2,126,469
		41,311,959
Building Products-1.07%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	3,627,000	2,701,946
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	5,080,000	4,801,260
		7,503,206
Capital Markets-1.56%
APX Group, Inc., 6.75%, 02/15/2027(b)(c)	4,355,000	4,402,578
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)(c)	2,950,000	2,913,125
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	3,552,000	3,622,028
		10,937,731
Chemicals-2.69%
Avient Corp., 5.25%, 03/15/2023	4,362,000	4,405,977
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	3,680,000	3,513,443
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	5,972,000	5,899,649
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	3,340,000	2,945,496
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	2,025,000	2,100,361
		18,864,926
Commercial Services & Supplies-1.87%
ADT Security Corp. (The), 4.13%, 06/15/2023	5,085,000	5,109,764
CoreCivic, Inc., 4.63%, 05/01/2023(c)	1,280,000	1,280,582
GEO Group, Inc. (The), 5.13%, 04/01/2023	1,884,000	1,792,504
Interface, Inc., 5.50%, 12/01/2028(b)	2,176,000	1,934,454
	Principal Amount	Value
Commercial Services & Supplies-(continued)
RR Donnelley & Sons Co.
6.13%, 11/01/2026(b)	$1,340,000	$1,256,250
8.25%, 07/01/2027	1,780,000	1,768,822
		13,142,376
Construction & Engineering-0.27%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	1,940,000	1,864,325
Consumer Finance-2.66%
Navient Corp.
5.50%, 01/25/2023	7,262,000	7,289,469
7.25%, 09/25/2023(c)	2,239,000	2,294,540
OneMain Finance Corp.
5.63%, 03/15/2023	6,700,000	6,779,825
8.25%, 10/01/2023	2,240,000	2,331,319
		18,695,153
Containers & Packaging-2.96%
Ball Corp., 4.00%, 11/15/2023	7,440,000	7,467,900
Cascades, Inc./Cascades USA, Inc. (Canada)
5.13%, 01/15/2026(b)(c)	1,530,000	1,473,023
5.38%, 01/15/2028(b)(c)	3,230,000	3,008,771
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	4,203,000	4,269,891
6.63%, 05/13/2027(b)(c)	4,596,000	4,540,549
		20,760,134
Diversified Telecommunication Services-4.54%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	12,902,000	12,963,543
Avaya, Inc., 6.13%, 09/15/2028(b)(c)	7,262,000	5,076,062
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	8,351,000	8,234,420
Lumen Technologies, Inc., Series W, 6.75%, 12/01/2023	5,450,000	5,592,681
		31,866,706
Electric Utilities-1.39%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	3,002,000	2,913,216
PG&E Corp., 5.00%, 07/01/2028(c)	7,260,000	6,869,630
		9,782,846
Electrical Equipment-2.33%
EnerSys, 5.00%, 04/30/2023(b)	2,181,000	2,182,712
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	3,634,000	3,651,300
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	10,004,000	10,517,005
		16,351,017
Energy Equipment & Services-1.91%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	5,997,000	6,026,985
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)(c)	4,725,000	4,910,565
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	2,216,000	2,441,688
		13,379,238
Entertainment-1.29%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	8,717,000	9,038,483
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Equity REITs-5.82%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	$7,994,000	$7,940,400
SBA Communications Corp., 3.88%, 02/15/2027	10,700,000	10,490,494
Service Properties Trust, 4.50%, 06/15/2023(c)	3,720,000	3,615,598
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	16,790,000	17,257,686
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)(c)	1,606,000	1,490,304
		40,794,482
Food & Staples Retailing-1.58%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	5,443,000	5,430,154
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	2,363,000	2,137,073
United Natural Foods, Inc., 6.75%, 10/15/2028(b)(c)	3,641,000	3,524,834
		11,092,061
Health Care Equipment & Supplies-1.63%
Hologic, Inc., 4.63%, 02/01/2028(b)	2,910,000	2,899,044
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	3,011,000	3,192,129
Teleflex, Inc., 4.25%, 06/01/2028(b)(c)	3,635,000	3,500,580
Varex Imaging Corp., 7.88%, 10/15/2027(b)	1,798,000	1,826,040
		11,417,793
Health Care Providers & Services-8.39%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	3,265,000	3,235,550
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	11,259,000	10,975,273
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)	13,805,000	12,897,735
Tenet Healthcare Corp.
6.75%, 06/15/2023	13,593,000	13,877,759
6.13%, 10/01/2028(b)	18,396,000	17,881,740
		58,868,057
Hotels, Restaurants & Leisure-9.26%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	2,910,000	2,697,119
Brinker International, Inc., 3.88%, 05/15/2023	2,176,000	2,137,343
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	12,716,000	12,956,968
Carnival Corp., 10.50%, 02/01/2026(b)(c)	5,633,000	6,073,782
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	2,178,000	2,152,953
Churchill Downs, Inc., 4.75%, 01/15/2028(b)(c)	5,082,000	4,827,900
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	3,630,000	3,706,158
MGM Resorts International, 6.00%, 03/15/2023	9,081,000	9,194,785
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/2027(b)	6,501,000	7,061,711
Scientific Games International, Inc., 7.00%, 05/15/2028(b)(c)	5,238,000	5,216,315
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., 3.90%, 03/01/2023	$2,925,000	$2,932,503
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	3,635,000	3,583,928
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	2,362,000	2,385,148
		64,926,613
Household Durables-1.28%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,817,000	1,707,209
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	2,181,000	2,055,349
KB Home, 7.63%, 05/15/2023(c)	2,621,000	2,664,338
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	2,545,000	2,566,392
		8,993,288
Household Products-0.70%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	2,176,000	2,083,009
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	2,907,000	2,797,304
		4,880,313
Independent Power and Renewable Electricity Producers-0.84%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	6,170,000	5,900,217
Interactive Media & Services-0.37%
Cars.com, Inc., 6.38%, 11/01/2028(b)	2,906,000	2,605,293
Internet & Direct Marketing Retail-0.24%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	1,815,000	1,693,822
IT Services-1.29%
Gartner, Inc., 4.50%, 07/01/2028(b)(c)	5,943,000	5,786,848
Unisys Corp., 6.88%, 11/01/2027(b)	3,527,000	3,246,324
		9,033,172
Leisure Products-0.26%
Mattel, Inc., 3.15%, 03/15/2023	1,816,000	1,808,173
Machinery-0.76%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	2,725,000	2,539,387
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)(c)	2,950,000	2,771,786
		5,311,173
Media-3.88%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)(c)	3,628,000	3,618,694
DISH DBS Corp., 5.00%, 03/15/2023	10,896,000	9,307,700
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	6,340,000	6,416,175
TEGNA, Inc., 4.75%, 03/15/2026(b)	4,000,000	3,969,779
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	4,000,000	3,907,380
		27,219,728
Metals & Mining-3.00%
Arconic Corp., 6.13%, 02/15/2028(b)(c)	6,530,000	6,446,809
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	5,309,000	5,343,974
Commercial Metals Co., 4.88%, 05/15/2023(c)	2,505,000	2,542,788
Constellium SE, 5.63%, 06/15/2028(b)	2,350,000	2,259,201

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	$1,693,000	$1,767,968
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	2,901,000	2,721,530
		21,082,270
Mortgage REITs-0.31%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	2,175,000	2,190,638
Oil, Gas & Consumable Fuels-8.19%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	5,446,000	5,554,947
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	4,000,000	4,240,140
Buckeye Partners L.P., 4.15%, 07/01/2023	3,737,000	3,762,693
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	3,799,000	3,865,006
DCP Midstream Operating L.P., 3.88%, 03/15/2023	3,632,000	3,638,254
EQM Midstream Partners L.P., 4.75%, 07/15/2023	4,359,000	4,437,898
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	3,999,000	3,948,073
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	8,685,000	9,100,317
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	3,457,000	3,192,228
Occidental Petroleum Corp., 2.70%, 02/15/2023(c)	2,592,000	2,585,548
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	3,816,000	3,780,168
Range Resources Corp., 5.00%, 03/15/2023	3,866,000	3,879,589
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	2,889,000	2,851,731
Southwestern Energy Co., 8.38%, 09/15/2028	2,371,000	2,603,370
		57,439,962
Personal Products-0.79%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	5,705,000	5,547,143
Pharmaceuticals-0.70%
AdaptHealth LLC, 6.13%, 08/01/2028(b)(c)	2,543,000	2,383,007
Elanco Animal Health, Inc., 5.77%, 08/28/2023(c)	2,499,000	2,554,553
		4,937,560
Real Estate Management & Development-1.84%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	4,717,000	4,755,679
Howard Hughes Corp. (The), 5.38%, 08/01/2028, (Acquired 06/30/2021 - 12/23/2021; Cost $5,621,631)(b)(c)(d)	5,367,000	5,241,869
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(b)(c)	2,956,000	2,941,619
		12,939,167
	Principal Amount	Value
Road & Rail-1.13%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	$3,743,000	$3,773,524
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)(c)	4,360,000	4,147,626
		7,921,150
Specialty Retail-1.21%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	4,000,000	3,658,114
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025(c)	4,938,000	4,815,365
		8,473,479
Technology Hardware, Storage & Peripherals-2.21%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	4,090,000	4,020,940
Seagate HDD Cayman, 4.75%, 06/01/2023(c)	3,930,000	3,994,708
Xerox Corp., 4.63%, 03/15/2023	7,500,000	7,500,150
		15,515,798
Thrifts & Mortgage Finance-1.52%
MGIC Investment Corp.
5.75%, 08/15/2023	1,760,000	1,802,782
5.25%, 08/15/2028	4,793,000	4,642,619
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	4,362,000	4,239,101
		10,684,502
Trading Companies & Distributors-2.21%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	3,103,000	3,158,359
United Rentals North America, Inc., 4.88%, 01/15/2028	12,413,000	12,366,637
		15,524,996
Wireless Telecommunication Services-4.63%
Sprint Corp., 7.88%, 09/15/2023	30,870,000	32,459,805
Total U.S. Dollar Denominated Bonds & Notes (Cost $722,375,333)		688,673,208
	Shares
Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f) (Cost $8,428,116)	8,428,116	8,428,116
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $730,803,449)		697,101,324
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.81%
Invesco Private Government Fund, 0.74%(e)(f)(g)	30,549,681	30,549,681

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(e)(f)(g)	73,348,211	$73,355,547
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,894,994)		103,905,228
TOTAL INVESTMENTS IN SECURITIES-114.18% (Cost $834,698,443)		801,006,552
OTHER ASSETS LESS LIABILITIES-(14.18)%		(99,506,858)
NET ASSETS-100.00%		$701,499,694

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $424,954,485, which represented 60.58% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,252,545	$199,789,727	$(192,614,156)	$-	$-	$8,428,116	$7,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,814,253	141,976,822	(148,241,394)	-	-	30,549,681	40,310*
Invesco Private Prime Fund	85,920,830	233,354,926	(245,889,871)	10,234	(40,572)	73,355,547	133,029*
Total	$123,987,628	$575,121,475	$(586,745,421)	$10,234	$(40,572)	$112,333,344	$180,649

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.16%
Aerospace & Defense-1.20%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$5,131,000	$4,986,049
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(b)(c)	1,978,000	979,110
		5,965,159
Airlines-0.44%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	2,201,000	2,211,565
Auto Components-2.34%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	3,845,000	3,510,889
FXI Holdings, Inc., 7.88%, 11/01/2024(b)(c)	3,452,000	3,199,624
Tenneco, Inc.
5.38%, 12/15/2024(c)	1,703,000	1,632,870
7.88%, 01/15/2029(b)	3,301,000	3,312,587
		11,655,970
Automobiles-4.64%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)(c)	3,381,000	3,375,827
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	5,240,000	5,220,088
3.66%, 09/08/2024	5,000,000	4,889,049
4.06%, 11/01/2024(c)	9,840,000	9,658,467
		23,143,431
Banks-3.28%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	2,855,000	2,719,276
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)(c)	13,700,000	13,632,514
		16,351,790
Chemicals-2.45%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	2,883,000	2,662,123
Olin Corp., 5.63%, 08/01/2029(c)	4,587,000	4,644,958
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	2,529,000	2,525,531
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	2,635,000	2,370,867
		12,203,479
Commercial Services & Supplies-0.98%
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	1,943,000	1,872,799
GEO Group, Inc. (The), 5.88%, 10/15/2024	1,444,000	1,317,369
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	1,705,000	1,669,170
		4,859,338
Construction & Engineering-0.42%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	2,210,000	2,081,488
Consumer Finance-3.40%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	2,744,000	2,708,987
Enova International, Inc., 8.50%, 09/01/2024(b)	1,610,000	1,550,090
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	3,700,000	3,540,530
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp.
6.13%, 03/25/2024(c)	$5,705,000	$5,703,161
5.88%, 10/25/2024(c)	3,422,000	3,440,017
		16,942,785
Containers & Packaging-2.97%
Graphic Packaging International LLC, 4.13%, 08/15/2024	1,982,000	1,962,309
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	10,138,000	10,047,214
Sealed Air Corp., 5.13%, 12/01/2024(b)	2,763,000	2,783,073
		14,792,596
Diversified Consumer Services-2.47%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	4,214,000	3,985,813
Grand Canyon University, 4.13%, 10/01/2024(c)	3,400,000	3,323,500
Service Corp. International, 5.13%, 06/01/2029(c)	4,996,000	5,009,548
		12,318,861
Diversified Financial Services-1.29%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	2,900,000	2,722,374
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)	1,945,000	1,580,118
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	2,200,000	2,134,242
		6,436,734
Diversified Telecommunication Services-1.41%
Lumen Technologies, Inc., Series Y, 7.50%, 04/01/2024	6,793,000	7,045,700
Electric Utilities-1.95%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)(c)	4,804,000	4,825,858
NRG Energy, Inc., 5.25%, 06/15/2029(b)	5,022,000	4,910,587
		9,736,445
Electrical Equipment-0.56%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	2,714,000	2,765,750
Energy Equipment & Services-0.93%
Colgate Energy Partners III LLC, 7.75%, 02/15/2026(b)	2,043,000	2,083,444
Oceaneering International, Inc., 4.65%, 11/15/2024	2,597,000	2,555,994
		4,639,438
Entertainment-0.81%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	4,076,000	4,047,896
Equity REITs-1.25%
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 12/01/2029(b)	6,596,000	6,209,079
Food & Staples Retailing-1.42%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	7,620,000	7,057,987
Food Products-1.62%
Post Holdings, Inc., 5.50%, 12/15/2029(b)(c)	8,456,000	8,062,711
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.94%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	$4,624,000	$4,704,157
Health Care Providers & Services-3.24%
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(b)(c)	5,602,000	5,121,541
Owens & Minor, Inc., 4.38%, 12/15/2024(c)	1,628,000	1,615,612
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	5,272,000	5,274,133
4.63%, 09/01/2024(b)	4,114,000	4,112,786
		16,124,072
Hotels, Restaurants & Leisure-5.88%
Carnival Corp.
7.63%, 03/01/2026(b)(c)	9,860,000	9,273,330
9.88%, 08/01/2027(b)	5,841,000	6,202,412
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	2,647,000	2,400,419
Scientific Games International, Inc., 7.25%, 11/15/2029(b)(c)	3,402,000	3,386,351
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	6,158,000	6,059,102
Travel + Leisure Co., 5.65%, 04/01/2024	1,961,000	1,975,178
		29,296,792
Household Durables-1.09%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	2,275,000	2,301,900
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	3,055,000	3,108,710
		5,410,610
Industrial Conglomerates-1.51%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	7,528,000	7,517,461
Interactive Media & Services-0.44%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	2,247,000	2,189,544
Leisure Products-0.79%
Mattel, Inc., 3.75%, 04/01/2029(b)	4,112,000	3,961,151
Machinery-0.87%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	1,597,000	1,576,750
Welbilt, Inc., 9.50%, 02/15/2024(c)	2,720,000	2,737,109
		4,313,859
Marine-0.49%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	2,500,000	2,459,673
Media-15.46%
AMC Networks, Inc., 5.00%, 04/01/2024	1,881,000	1,878,207
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)(c)	10,272,000	9,938,160
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	6,410,000	5,404,944
7.50%, 06/01/2029(b)(c)	6,783,000	5,524,041
CSC Holdings LLC
5.25%, 06/01/2024(c)	5,140,000	5,086,184
6.50%, 02/01/2029(b)	11,990,000	11,797,860
DISH DBS Corp., 5.88%, 11/15/2024	13,701,000	12,623,896
Lamar Media Corp., 4.88%, 01/15/2029(c)	2,736,000	2,712,525
	Principal Amount	Value
Media-(continued)
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)(c)	$8,502,000	$8,455,494
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	4,083,000	4,112,684
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	9,690,000	9,541,210
		77,075,205
Metals & Mining-2.44%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)	1,200,000	240,000
Century Aluminum Co., 7.50%, 04/01/2028(b)	1,605,000	1,516,356
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	1,798,000	1,738,333
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)(c)	3,893,000	3,495,992
United States Steel Corp., 6.88%, 03/01/2029(c)	5,117,000	5,157,399
		12,148,080
Mortgage REITs-0.52%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	2,700,000	2,607,376
Oil, Gas & Consumable Fuels-16.22%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)(c)	5,094,000	5,128,028
Antero Resources Corp.
8.38%, 07/15/2026(b)	2,096,000	2,283,959
7.63%, 02/01/2029(b)	3,796,000	4,092,563
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)	1,301,000	1,301,000
Callon Petroleum Co., 6.13%, 10/01/2024(c)	2,958,000	2,951,492
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	10,191,000	9,989,932
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	3,421,000	3,515,078
6.75%, 04/15/2029(b)	6,461,000	6,817,744
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	8,564,000	8,566,569
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	2,920,000	2,998,387
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	2,540,000	2,508,168
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	3,545,000	3,548,758
EQM Midstream Partners L.P., 4.00%, 08/01/2024	3,421,000	3,438,105
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	2,196,000	2,114,792
Murphy Oil Corp.
6.88%, 08/15/2024(c)	2,682,000	2,710,174
6.38%, 07/15/2028(c)	3,770,000	3,875,560
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	4,862,000	4,982,553
Occidental Petroleum Corp., 6.95%, 07/01/2024	3,990,000	4,238,238

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
PDC Energy, Inc., 6.13%, 09/15/2024	$1,294,000	$1,303,336
Range Resources Corp., 8.25%, 01/15/2029	4,107,000	4,455,890
		80,820,326
Pharmaceuticals-2.91%
Jazz Securities DAC, 4.38%, 01/15/2029(b)	10,200,000	9,848,712
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(c)	4,700,000	4,675,035
		14,523,747
Software-1.98%
CDK Global, Inc.
5.00%, 10/15/2024	3,303,000	3,408,927
5.25%, 05/15/2029(b)	3,217,000	3,221,166
NCR Corp., 6.13%, 09/01/2029(b)(c)	3,423,000	3,260,167
		9,890,260
Specialty Retail-2.02%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	721,000	819,827
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	3,401,000	3,518,335
Murphy Oil USA, Inc., 4.75%, 09/15/2029(c)	3,379,000	3,254,095
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)(c)	2,840,000	2,493,960
		10,086,217
Technology Hardware, Storage & Peripherals-0.70%
Seagate HDD Cayman, 4.88%, 03/01/2024(c)	3,405,000	3,507,507
Textiles, Apparel & Luxury Goods-1.18%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)(c)	5,892,000	5,887,905
Wireless Telecommunication Services-3.65%
Sprint Corp., 7.13%, 06/15/2024	17,120,000	18,191,541
Total U.S. Dollar Denominated Bonds & Notes (Cost $516,082,382)		489,243,685
	Shares	Value
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $1,717,847)	1,717,847	$1,717,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.51% (Cost $517,800,229)		490,961,532
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.99%
Invesco Private Government Fund, 0.74%(d)(e)(f)	23,892,430	23,892,430
Invesco Private Prime Fund, 0.87%(d)(e)(f)	55,802,340	55,807,922
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,693,410)		79,700,352
TOTAL INVESTMENTS IN SECURITIES-114.50% (Cost $597,493,639)		570,661,884
OTHER ASSETS LESS LIABILITIES-(14.50)%		(72,258,882)
NET ASSETS-100.00%		$498,403,002

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $297,016,765, which represented 59.59% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,592,648	$109,587,246	$(115,462,047)	$-	$-	$1,717,847	$4,445
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$23,913,924	$109,103,785	$(109,125,279)	$-	$-	$23,892,430	$31,425*
Invesco Private Prime Fund	56,667,297	208,785,251	(209,619,185)	6,941	(32,382)	55,807,922	103,682*
Total	$88,173,869	$427,476,282	$(434,206,511)	$6,941	$(32,382)	$81,418,199	$139,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.67%
Aerospace & Defense-3.33%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)(c)	$4,714,000	$4,635,205
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)	1,811,000	1,800,089
7.50%, 04/15/2025(b)	4,415,000	4,433,786
Triumph Group, Inc., 7.75%, 08/15/2025	1,810,000	1,563,098
		12,432,178
Air Freight & Logistics-0.39%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	1,445,000	1,462,174
Airlines-3.27%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	1,930,000	1,718,211
American Airlines, Inc., 11.75%, 07/15/2025(b)	9,213,000	10,479,788
		12,197,999
Auto Components-0.23%
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	805,000	844,328
Automobiles-5.09%
Ford Motor Co., 9.00%, 04/22/2025(c)	2,463,000	2,745,825
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(c)	2,980,000	2,781,644
4.69%, 06/09/2025	1,400,000	1,383,788
5.13%, 06/16/2025(c)	4,090,000	4,101,503
4.13%, 08/04/2025	3,380,000	3,299,133
3.38%, 11/13/2025	4,910,000	4,713,600
		19,025,493
Banks-0.49%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	1,959,000	1,823,372
Building Products-0.36%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	1,442,000	1,333,035
Capital Markets-0.35%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	1,259,000	1,300,440
Chemicals-2.33%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	814,000	792,287
Koppers, Inc., 6.00%, 02/15/2025(b)	1,651,000	1,596,327
Olin Corp., 9.50%, 06/01/2025(b)	626,000	703,898
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	1,996,000	1,920,475
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	1,808,000	1,723,205
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	780,000	808,779
5.75%, 07/15/2025(b)(c)	1,351,000	1,171,378
		8,716,349
Commercial Services & Supplies-3.75%
Aptim Corp., 7.75%, 06/15/2025(b)(c)	1,580,000	1,137,841
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	1,811,000	1,779,425
3.75%, 08/01/2025(b)	2,724,000	2,652,849
Intrado Corp., 8.50%, 10/15/2025(b)	2,288,000	2,008,235
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)(c)	3,444,000	3,456,984
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Matthews International Corp., 5.25%, 12/01/2025(b)	$1,088,000	$1,039,720
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	1,929,000	1,933,302
		14,008,356
Communications Equipment-1.86%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	4,854,000	4,529,229
ViaSat, Inc., 5.63%, 09/15/2025(b)	2,533,000	2,419,015
		6,948,244
Construction & Engineering-0.45%
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	1,810,000	1,686,712
Construction Materials-0.78%
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)	1,906,000	1,943,577
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	953,000	976,234
		2,919,811
Consumer Finance-2.49%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	1,269,000	1,096,834
Navient Corp., 6.75%, 06/25/2025(c)	1,805,000	1,819,088
OneMain Finance Corp., 6.88%, 03/15/2025	4,680,000	4,762,064
SLM Corp., 4.20%, 10/29/2025	1,651,000	1,630,362
		9,308,348
Containers & Packaging-3.74%
Ball Corp., 5.25%, 07/01/2025	3,621,000	3,698,037
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)(c)	4,925,000	4,768,631
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	1,087,000	1,066,565
6.38%, 08/15/2025(b)(c)	1,084,000	1,091,583
Pactiv LLC, 7.95%, 12/15/2025	997,000	968,969
Sealed Air Corp., 5.50%, 09/15/2025(b)	1,448,000	1,486,835
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	942,000	886,921
		13,967,541
Diversified Financial Services-1.08%
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	1,309,000	1,289,246
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	2,888,000	2,734,142
		4,023,388
Diversified Telecommunication Services-0.48%
Lumen Technologies, Inc., 5.63%, 04/01/2025	1,818,000	1,808,910
Electric Utilities-0.39%
DPL, Inc., 4.13%, 07/01/2025	1,495,000	1,457,692
Electrical Equipment-0.68%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	2,527,000	2,554,721
Electronic Equipment, Instruments & Components-0.40%
Likewize Corp., 9.75%, 10/15/2025(b)	1,515,000	1,505,384
Energy Equipment & Services-0.93%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	1,269,000	1,195,815
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	$1,044,000	$1,028,403
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	1,260,000	1,262,066
		3,486,284
Entertainment-0.37%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	1,400,000	1,364,988
Equity REITs-1.23%
iStar, Inc., 4.25%, 08/01/2025(c)	1,992,000	1,969,719
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	2,712,000	2,608,704
		4,578,423
Food & Staples Retailing-0.49%
Rite Aid Corp., 7.50%, 07/01/2025(b)	2,181,000	1,842,509
Food Products-0.49%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	1,919,000	1,813,225
Gas Utilities-0.67%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	2,531,000	2,511,878
Health Care Providers & Services-5.49%
Akumin, Inc., 7.00%, 11/01/2025(b)(c)	1,471,000	1,203,506
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	4,445,000	4,425,598
Encompass Health Corp., 5.75%, 09/15/2025	1,274,000	1,289,706
Global Medical Response, Inc., 6.50%, 10/01/2025(b)(c)	2,182,000	2,098,822
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	2,205,000	2,251,956
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	3,358,000	3,212,632
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)(c)	3,030,000	2,767,117
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	1,545,000	1,470,478
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	2,312,000	1,773,570
		20,493,385
Hotels, Restaurants & Leisure-13.48%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	4,999,000	5,092,581
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	12,449,000	12,613,327
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	3,633,000	3,651,946
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	1,711,000	1,543,125
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	1,599,000	1,607,947
International Game Technology PLC, 6.50%, 02/15/2025(b)(c)	4,100,000	4,202,377
MGM Resorts International, 5.75%, 06/15/2025(c)	2,452,000	2,464,836
Powdr Corp., 6.00%, 08/01/2025(b)	983,000	994,221
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	$2,801,000	$2,896,178
7.38%, 09/01/2025(b)	3,075,000	3,041,944
Scientific Games International, Inc., 8.63%, 07/01/2025(b)	1,992,000	2,104,727
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	1,460,000	1,199,473
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	1,053,000	1,010,232
Travel + Leisure Co., 6.60%, 10/01/2025(c)	1,383,000	1,434,468
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	6,615,000	6,487,761
		50,345,143
Household Durables-1.32%
American Greetings Corp., 8.75%, 04/15/2025(b)	1,022,000	996,242
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	1,721,000	1,545,621
Meritage Homes Corp., 6.00%, 06/01/2025	1,456,000	1,491,494
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	974,000	907,617
		4,940,974
Household Products-0.70%
Spectrum Brands, Inc.
5.75%, 07/15/2025	1,623,000	1,626,619
5.50%, 07/15/2030(b)	1,080,000	1,000,404
		2,627,023
Industrial Conglomerates-1.53%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	3,634,000	2,986,239
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	2,707,000	2,714,029
		5,700,268
Insurance-1.86%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	3,355,000	3,260,238
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	1,715,000	1,694,617
USI, Inc., 6.88%, 05/01/2025(b)(c)	2,027,000	1,997,592
		6,952,447
Interactive Media & Services-0.50%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	1,815,000	1,881,728
Machinery-0.30%
Meritor, Inc., 6.25%, 06/01/2025(b)	1,085,000	1,118,439
Media-2.58%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	2,894,000	2,855,987
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)	1,430,000	1,417,831
Univision Communications, Inc., 5.13%, 02/15/2025(b)(c)	5,370,000	5,343,365
		9,617,183
Mortgage REITs-1.31%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	1,257,000	1,206,010

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Mortgage REITs-(continued)
New Residential Investment Corp., 6.25%, 10/15/2025(b)	$1,992,000	$1,877,460
Starwood Property Trust, Inc., 4.75%, 03/15/2025	1,807,000	1,790,800
		4,874,270
Oil, Gas & Consumable Fuels-18.20%
Antero Resources Corp., 5.38%, 03/01/2030(b)(c)	2,185,000	2,221,085
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	1,805,000	1,823,592
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	4,264,000	4,284,254
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	1,619,000	1,608,817
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	4,327,000	4,366,030
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	2,173,000	2,134,494
DCP Midstream Operating L.P., 5.38%, 07/15/2025	2,984,000	3,061,092
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	2,400,000	2,406,486
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	2,609,000	2,616,384
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	2,543,000	2,574,584
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	2,035,000	1,970,714
Laredo Petroleum, Inc., 9.50%, 01/15/2025(c)	2,084,000	2,164,046
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	1,049,000	1,063,291
Murphy Oil Corp., 5.75%, 08/15/2025(c)	2,079,000	2,114,733
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	3,080,000	3,060,119
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	4,580,000	4,516,796
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	1,380,000	1,106,158
NuStar Logistics L.P., 5.75%, 10/01/2025	2,172,000	2,199,650
Occidental Petroleum Corp.
8.00%, 07/15/2025	1,811,000	1,978,001
5.88%, 09/01/2025(c)	3,386,000	3,543,720
5.50%, 12/01/2025	2,606,000	2,703,438
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	1,074,000	1,044,905
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025(c)	2,420,000	2,349,493
Range Resources Corp., 4.88%, 05/15/2025(c)	2,708,000	2,762,092
SM Energy Co., 5.63%, 06/01/2025(c)	1,265,000	1,262,862
Southwestern Energy Co.
5.95%, 01/23/2025(c)	1,412,000	1,461,702
5.38%, 03/15/2030(c)	4,406,000	4,482,224
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	1,087,000	1,080,859
		67,961,621
	Principal Amount	Value
Paper & Forest Products-0.28%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	$1,085,000	$1,062,985
Pharmaceuticals-1.98%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	6,498,000	6,145,386
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	1,479,000	1,242,384
		7,387,770
Professional Services-0.48%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	1,811,000	1,796,710
Real Estate Management & Development-1.44%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	2,272,000	2,201,076
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	2,136,000	2,142,526
WeWork Cos., Inc., 7.88%, 05/01/2025(b)	1,216,000	1,017,932
		5,361,534
Semiconductors & Semiconductor Equipment-0.45%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)(c)	1,700,000	1,697,798
Software-1.97%
PTC, Inc., 3.63%, 02/15/2025(b)	1,802,000	1,794,549
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	6,346,000	5,568,932
		7,363,481
Specialty Retail-2.41%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	3,617,000	3,617,000
Carvana Co., 5.63%, 10/01/2025(b)(c)	1,816,000	1,599,169
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(c)	1,990,000	1,844,999
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	1,992,000	1,954,242
		9,015,410
Technology Hardware, Storage & Peripherals-0.71%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)	2,714,000	2,666,586
Thrifts & Mortgage Finance-1.63%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	2,724,000	2,737,715
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	2,353,000	2,290,222
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	1,111,000	1,064,655
		6,092,592
Trading Companies & Distributors-0.31%
Boise Cascade Co., 4.88%, 07/01/2030(b)	1,235,000	1,148,206
Wireless Telecommunication Services-1.62%
Sprint Corp., 7.63%, 02/15/2025	5,587,000	6,054,744
Total U.S. Dollar Denominated Bonds & Notes (Cost $374,907,155)		361,082,079

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-2.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $8,051,765)	8,051,765	$8,051,765
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.83% (Cost $382,958,920)		369,133,844
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.56%
Invesco Private Government Fund, 0.74%(d)(e)(f)	17,145,308	17,145,308
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	40,991,701	$40,995,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,136,602)		58,141,109
TOTAL INVESTMENTS IN SECURITIES-114.39% (Cost $441,095,522)		427,274,953
OTHER ASSETS LESS LIABILITIES-(14.39)%		(53,750,869)
NET ASSETS-100.00%		$373,524,084

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $256,514,249, which represented 68.67% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,295,397	$90,767,128	$(92,010,760)	$-	$-	$8,051,765	$7,453
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,771,183	63,886,051	(66,511,926)	-	-	17,145,308	22,506*
Invesco Private Prime Fund	46,132,760	117,285,570	(122,403,313)	4,506	(23,722)	40,995,801	73,900*
Total	$75,199,340	$271,938,749	$(280,925,999)	$4,506	$(23,722)	$66,192,874	$103,859

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.86%
Aerospace & Defense-2.30%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$2,010,000	$1,836,336
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	630,000	535,779
TransDigm, Inc., 6.38%, 06/15/2026(c)	1,596,000	1,591,691
		3,963,806
Airlines-2.97%
Air Canada (Canada), 3.88%, 08/15/2026(b)	2,010,000	1,876,184
United Airlines, Inc., 4.38%, 04/15/2026(b)(c)	3,350,000	3,247,390
		5,123,574
Auto Components-0.97%
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	910,000	890,085
Tenneco, Inc., 5.00%, 07/15/2026(c)	838,000	787,246
		1,677,331
Automobiles-4.82%
Ford Motor Co., 4.35%, 12/08/2026(c)	2,515,000	2,455,696
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	2,020,000	1,957,506
2.70%, 08/10/2026	2,500,000	2,261,433
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	837,000	830,723
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)(c)	1,000,000	810,335
		8,315,693
Banks-0.47%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	910,000	808,335
Chemicals-2.40%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	700,000	701,642
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	920,000	853,240
Polar US Borrower LLC/Schenectady International Group, Inc., 6.75%, 05/15/2026(b)	480,000	386,176
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	725,000	672,085
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	1,200,000	1,127,448
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	403,000	389,808
		4,130,399
Commercial Services & Supplies-2.70%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	1,100,000	937,117
CoreCivic, Inc., 8.25%, 04/15/2026	1,080,000	1,115,022
CPI CG, Inc., 8.63%, 03/15/2026(b)	461,000	441,950
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	605,000	595,804
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	841,000	839,095
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	801,000	722,422
		4,651,410
Communications Equipment-0.72%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	1,259,000	1,243,067
	Principal Amount	Value
Construction & Engineering-0.29%
INNOVATE Corp., 8.50%, 02/01/2026(b)	$530,000	$503,299
Consumer Finance-3.15%
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	487,000	435,736
LFS Topco LLC, 5.88%, 10/15/2026(b)	500,000	448,750
Navient Corp., 6.75%, 06/15/2026	755,000	743,498
OneMain Finance Corp., 7.13%, 03/15/2026(c)	2,682,000	2,751,061
SLM Corp., 3.13%, 11/02/2026(c)	760,000	701,898
World Acceptance Corp., 7.00%, 11/01/2026(b)	460,000	356,192
		5,437,135
Containers & Packaging-2.00%
Ball Corp., 4.88%, 03/15/2026(c)	1,234,000	1,249,394
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	500,000	488,728
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	566,000	589,427
LABL, Inc., 6.75%, 07/15/2026(b)	1,158,000	1,119,919
		3,447,468
Distributors-0.58%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	1,090,000	1,002,326
Diversified Consumer Services-0.36%
Graham Holdings Co., 5.75%, 06/01/2026(b)	607,000	611,389
Diversified Financial Services-1.17%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	1,050,000	959,143
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	480,000	451,097
PHH Mortgage Corp., 7.88%, 03/15/2026(b)(c)	640,000	607,993
		2,018,233
Diversified Telecommunication Services-5.51%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	800,000	768,404
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	3,550,000	3,406,935
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)(c)	2,040,000	1,975,302
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)(c)	2,091,000	1,937,928
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	1,510,000	1,402,405
		9,490,974
Electric Utilities-0.81%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	803,000	774,056
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	640,000	629,392
		1,403,448
Energy Equipment & Services-2.79%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	430,000	444,231
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)(c)	3,442,000	3,232,743
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	579,000	579,932
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	550,000	545,744
		4,802,650
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Entertainment-0.65%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	$650,000	$617,825
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	507,000	503,061
		1,120,886
Equity REITs-2.79%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)(c)	1,580,000	1,461,974
iStar, Inc., 5.50%, 02/15/2026	611,000	615,014
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	760,000	733,001
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	2,097,000	1,994,331
		4,804,320
Food & Staples Retailing-1.33%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	1,186,000	1,120,331
Rite Aid Corp., 8.00%, 11/15/2026(b)	1,425,000	1,167,503
		2,287,834
Food Products-0.54%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	500,000	443,300
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	590,000	481,962
		925,262
Gas Utilities-1.32%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	1,128,000	1,149,906
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	1,160,000	1,127,520
		2,277,426
Health Care Providers & Services-2.98%
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	480,000	469,428
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	3,525,000	3,527,714
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	1,205,000	1,145,806
		5,142,948
Hotels, Restaurants & Leisure-5.81%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	437,000	422,703
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	1,040,000	935,532
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	560,000	528,570
International Game Technology PLC, 4.13%, 04/15/2026(b)(c)	1,318,000	1,275,323
Life Time, Inc.
5.75%, 01/15/2026(b)	1,550,000	1,494,541
8.00%, 04/15/2026(b)	724,000	711,641
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	600,000	572,640
MGM Resorts International, 4.63%, 09/01/2026(c)	637,000	597,484
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,975,000	1,829,344
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada), 4.88%, 11/01/2026(b)	$560,000	$519,764
Travel + Leisure Co., 6.63%, 07/31/2026(b)	1,090,000	1,124,145
		10,011,687
Household Durables-0.86%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	1,494,000	1,484,408
Household Products-0.38%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	720,000	652,961
Independent Power and Renewable Electricity Producers-0.76%
Calpine Corp., 5.25%, 06/01/2026(b)	708,000	698,984
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	670,000	602,785
		1,301,769
Industrial Conglomerates-1.22%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	2,088,000	2,104,091
Insurance-1.62%
HUB International Ltd., 7.00%, 05/01/2026(b)	2,801,000	2,799,543
Interactive Media & Services-1.05%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	725,000	706,334
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	1,260,000	1,111,103
		1,817,437
IT Services-1.68%
Block, Inc., 2.75%, 06/01/2026(b)(c)	1,680,000	1,551,816
MoneyGram International, Inc., 5.38%, 08/01/2026(b)	670,000	673,132
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)(c)	717,000	672,267
		2,897,215
Leisure Products-0.56%
Mattel, Inc., 3.38%, 04/01/2026(b)	1,010,000	972,226
Life Sciences Tools & Services-1.48%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	1,790,000	1,801,037
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)	800,000	752,196
		2,553,233
Machinery-0.58%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)(c)	1,045,000	997,870
Media-6.71%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(b)	460,000	398,749
DISH DBS Corp.
7.75%, 07/01/2026(c)	3,357,000	2,876,110
5.25%, 12/01/2026(b)	4,610,000	3,906,645
Gannett Holdings LLC, 6.00%, 11/01/2026(b)(c)	610,000	554,691
Gray Television, Inc., 5.88%, 07/15/2026(b)	1,199,000	1,184,474
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	1,680,000	1,588,280

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Media-(continued)
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(b)	$475,000	$442,199
Summer BC Bidco LLC, 5.50%, 10/31/2026(b)	650,000	606,349
		11,557,497
Metals & Mining-2.14%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	922,000	870,345
Constellium SE, 5.88%, 02/15/2026(b)	595,000	589,957
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	453,000	467,566
Novelis Corp., 3.25%, 11/15/2026(b)	1,240,000	1,140,695
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	640,000	614,199
		3,682,762
Mortgage REITs-0.36%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	670,000	624,792
Oil, Gas & Consumable Fuels-15.52%
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	454,000	489,598
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	639,000	619,647
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	456,000	448,879
Buckeye Partners L.P., 3.95%, 12/01/2026	1,001,000	961,260
California Resources Corp., 7.13%, 02/01/2026(b)	960,000	986,102
Callon Petroleum Co., 6.38%, 07/01/2026	540,000	525,042
Centennial Resource Production LLC, 5.38%, 01/15/2026(b)(c)	460,000	443,089
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,030,000	1,016,667
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	660,000	632,178
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	825,000	831,435
EQM Midstream Partners L.P., 4.13%, 12/01/2026	840,000	789,214
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	599,000	556,702
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	800,000	763,252
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)(c)	1,305,000	1,334,017
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	960,000	969,845
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	674,000	666,529
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	1,170,000	1,058,399
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	2,520,000	2,453,333
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	840,000	800,612
Oasis Petroleum, Inc., 6.38%, 06/01/2026(b)	645,000	649,405
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,812,000	1,889,554
3.40%, 04/15/2026	1,100,000	1,072,500
PDC Energy, Inc., 5.75%, 05/15/2026	1,207,000	1,213,572
Penn Virginia Holdings LLC, 9.25%, 08/15/2026(b)	640,000	648,608
SM Energy Co., 6.75%, 09/15/2026(c)	640,000	648,586
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	$800,000	$774,733
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,160,000	1,116,767
Talos Production, Inc., 12.00%, 01/15/2026	1,035,000	1,119,730
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	800,000	796,776
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	485,000	474,808
		26,750,839
Paper & Forest Products-0.26%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	462,000	453,740
Personal Products-1.33%
Coty, Inc.
5.00%, 04/15/2026(b)	1,470,000	1,408,620
6.50%, 04/15/2026(b)	920,000	880,334
		2,288,954
Pharmaceuticals-0.63%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	1,100,000	1,079,208
Real Estate Management & Development-0.33%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	610,000	560,044
Road & Rail-0.44%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	840,000	764,942
Software-1.34%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	641,000	641,221
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	560,000	546,495
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	510,000	478,357
Fair Isaac Corp., 5.25%, 05/15/2026(b)	642,000	642,652
		2,308,725
Specialty Retail-1.29%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	1,340,000	1,101,091
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	1,220,000	1,125,847
		2,226,938
Technology Hardware, Storage & Peripherals-1.30%
Vericast Corp., 11.00%, 09/15/2026(b)(c)	2,240,000	2,237,200
Textiles, Apparel & Luxury Goods-1.39%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	1,509,000	1,495,411
Under Armour, Inc., 3.25%, 06/15/2026(c)	964,000	896,385
		2,391,796
Thrifts & Mortgage Finance-1.44%
Home Point Capital, Inc., 5.00%, 02/01/2026(b)(c)	920,000	757,979
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	1,930,000	1,729,077
		2,487,056
Tobacco-0.21%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	400,000	367,309

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.54%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	$520,000	$468,967
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	483,000	469,604
		938,571
Water Utilities-0.39%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	672,000	673,240
Wireless Telecommunication Services-1.62%
Sprint Corp., 7.63%, 03/01/2026	2,514,000	2,793,054
Total U.S. Dollar Denominated Bonds & Notes (Cost $178,390,948)		166,968,320
Variable Rate Senior Loan Interests-0.01%(d)(e)
Media-0.01%
McClatchy Co. (The), Term Loan, 10.00%, 07/15/2026(f) (Cost $11,480)	12,255	11,704
	Shares
Money Market Funds-0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(g)(h) (Cost $1,697,110)	1,697,110	1,697,110
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.85% (Cost $180,099,538)		168,677,134
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.30%
Invesco Private Government Fund, 0.74%(g)(h)(i)	9,461,780	$9,461,780
Invesco Private Prime Fund, 0.87%(g)(h)(i)	22,075,279	22,077,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,537,187)		31,539,267
TOTAL INVESTMENTS IN SECURITIES-116.15% (Cost $211,636,725)		200,216,401
OTHER ASSETS LESS LIABILITIES-(16.15)%		(27,841,764)
NET ASSETS-100.00%		$172,374,637

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $125,888,374, which represented 73.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(e)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,830,545	$34,976,449	$(36,109,884)	$-	$-	$1,697,110	$2,944
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,613,013	$42,143,749	$(41,294,982)	$-	$-	$9,461,780	$10,863*
Invesco Private Prime Fund	20,097,030	77,718,859	(75,729,311)	2,080	(11,171)	22,077,487	35,356*
Total	$31,540,588	$154,839,057	$(153,134,177)	$2,080	$(11,171)	$33,236,377	$49,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.86%
Aerospace & Defense-1.42%
Moog, Inc., 4.25%, 12/15/2027(b)	$233,000	$221,395
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	400,000	398,490
		619,885
Auto Components-1.58%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	183,000	177,235
5.75%, 07/15/2027(b)	205,000	196,762
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	325,000	312,585
		686,582
Automobiles-5.36%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	185,000	177,548
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	405,000	388,365
4.95%, 05/28/2027(c)	680,000	677,663
4.13%, 08/17/2027	570,000	540,887
3.82%, 11/02/2027	400,000	370,301
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)	220,000	177,734
		2,332,498
Banks-0.53%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)(c)	270,000	232,281
Building Products-0.75%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	160,000	153,962
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	190,000	173,514
		327,476
Chemicals-3.45%
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2027(b)	300,000	264,840
Chemours Co. (The), 5.38%, 05/15/2027(c)	245,000	244,015
HB Fuller Co., 4.00%, 02/15/2027	130,000	122,534
Methanex Corp. (Canada), 5.13%, 10/15/2027	320,000	309,606
Olin Corp., 5.13%, 09/15/2027(c)	230,000	230,498
SPCM S.A. (France), 3.13%, 03/15/2027(b)	200,000	174,439
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	157,000	156,233
		1,502,165
Commercial Services & Supplies-4.26%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	482,000	452,825
Brink’s Co. (The), 4.63%, 10/15/2027(b)	275,000	261,052
CoreCivic, Inc., 4.75%, 10/15/2027	110,000	95,543
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	260,000	234,443
Harsco Corp., 5.75%, 07/31/2027(b)	278,000	240,025
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	180,000	159,524
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	460,000	412,401
		1,855,813
	Principal Amount	Value
Communications Equipment-0.66%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)(c)	$344,000	$288,095
Construction & Engineering-1.44%
AECOM, 5.13%, 03/15/2027	452,000	452,552
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	180,000	173,026
		625,578
Construction Materials-0.52%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	240,000	227,560
Consumer Finance-1.38%
Navient Corp., 5.00%, 03/15/2027(c)	333,000	307,081
OneMain Finance Corp., 3.50%, 01/15/2027(c)	330,000	294,484
		601,565
Containers & Packaging-2.54%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)(c)	450,000	377,683
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	140,000	136,183
LABL, Inc., 10.50%, 07/15/2027(b)	320,000	304,677
Pactiv LLC, 8.38%, 04/15/2027(c)	110,000	106,815
Sealed Air Corp., 4.00%, 12/01/2027(b)	192,000	180,813
		1,106,171
Distributors-0.80%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	380,000	347,485
Diversified Consumer Services-0.90%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	400,000	391,370
Diversified Financial Services-2.16%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	225,000	209,099
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	190,000	163,736
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	187,000	182,749
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	180,000	174,929
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	230,000	208,219
		938,732
Diversified Telecommunication Services-1.76%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	200,000	176,873
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	675,000	590,153
		767,026
Electric Utilities-3.43%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	662,000	662,076
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	256,000	248,959
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)(c)	593,000	580,885
		1,491,920
Electrical Equipment-0.29%
EnerSys, 4.38%, 12/15/2027(b)	140,000	127,437
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-2.65%
CGG S.A. (France), 8.75%, 04/01/2027(b)	$200,000	$191,775
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	320,000	323,342
Transocean, Inc., 11.50%, 01/30/2027(b)	310,000	309,879
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	345,000	330,410
		1,155,406
Entertainment-1.67%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)(c)	543,000	519,309
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	218,000	206,204
		725,513
Equity REITs-2.91%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027, (Acquired 12/14/2021 - 12/27/2021; Cost $334,592)(b)(c)(d)	340,000	316,067
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	458,000	451,897
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	324,000	313,402
Service Properties Trust, 5.50%, 12/15/2027	206,000	183,438
		1,264,804
Food & Staples Retailing-2.48%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	620,000	600,802
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	485,000	477,613
		1,078,415
Food Products-0.49%
Post Holdings, Inc., 5.75%, 03/01/2027(b)	210,000	214,519
Gas Utilities-0.55%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	241,000	237,315
Health Care Providers & Services-3.32%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	320,000	320,453
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	275,000	256,966
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	683,000	679,585
US Renal Care, Inc., 10.63%, 07/15/2027(b)	257,000	188,382
		1,445,386
Hotels, Restaurants & Leisure-7.96%
Affinity Gaming, 6.88%, 12/15/2027(b)	240,000	217,379
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	457,000	439,300
Carnival Corp., 5.75%, 03/01/2027(b)(c)	1,600,000	1,418,872
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	227,000	221,947
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	210,000	204,882
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)(c)	183,000	169,167
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	230,000	224,625
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	$185,000	$183,593
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	413,000	383,801
		3,463,566
Household Durables-1.44%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	166,000	147,638
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	226,000	208,998
Meritage Homes Corp., 5.13%, 06/06/2027	135,000	132,889
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	142,000	135,615
		625,140
Household Products-1.26%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	140,000	132,394
Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	460,000	417,197
		549,591
Industrial Conglomerates-1.47%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	661,000	639,937
Insurance-2.15%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	341,000	323,843
6.75%, 10/15/2027(b)	633,000	612,083
		935,926
Interactive Media & Services-3.22%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	206,000	200,912
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	885,000	886,876
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	325,000	313,586
		1,401,374
Internet & Direct Marketing Retail-0.33%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	160,000	142,904
Machinery-2.17%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)(c)	135,000	129,854
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	157,000	129,821
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	700,000	686,219
		945,894
Media-4.09%
Belo Corp.
7.75%, 06/01/2027	120,000	131,185
7.25%, 09/15/2027	146,000	156,664
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	617,000	569,059
CMG Media Corp., 8.88%, 12/15/2027(b)(c)	465,000	422,334
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	180,000	158,363
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	350,000	341,924
		1,779,529

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Mortgage REITs-1.59%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	$230,000	$210,450
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	296,000	267,632
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	225,000	212,388
		690,470
Oil, Gas & Consumable Fuels-9.68%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	157,000	212,829
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	230,000	241,934
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	150,000	131,524
DCP Midstream Operating L.P., 5.63%, 07/15/2027	226,000	234,039
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	260,000	264,377
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	513,000	513,641
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	460,000	454,524
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	180,000	180,120
Murphy Oil Corp., 5.88%, 12/01/2027(c)	265,000	268,835
NuStar Logistics L.P., 5.63%, 04/28/2027	256,000	257,339
Occidental Petroleum Corp., 8.50%, 07/15/2027	244,000	283,580
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	228,000	223,802
SM Energy Co., 6.63%, 01/15/2027(c)	190,000	191,314
Southwestern Energy Co., 4.75%, 02/01/2032	530,000	516,916
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	243,000	237,468
		4,212,242
Pharmaceuticals-4.58%
Bausch Health Americas, Inc., 8.50%, 01/31/2027(b)(c)	790,000	628,959
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)(c)	460,000	420,440
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	200,954
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	950,000	745,037
		1,995,390
Professional Services-0.91%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	226,000	217,670
Korn Ferry, 4.63%, 12/15/2027(b)	183,000	176,094
		393,764
	Principal Amount	Value
Software-1.32%
LogMeIn, Inc., 5.50%, 09/01/2027(b)	$437,000	$350,736
NCR Corp., 5.75%, 09/01/2027(b)	229,000	222,230
		572,966
Specialty Retail-0.90%
Carvana Co., 5.50%, 04/15/2027(b)(c)	300,000	215,577
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	180,000	177,578
		393,155
Technology Hardware, Storage & Peripherals-1.21%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	241,000	235,923
Seagate HDD Cayman, 4.88%, 06/01/2027(c)	288,000	292,506
		528,429
Trading Companies & Distributors-1.85%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	578,000	580,159
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	230,000	225,597
		805,756
Transportation Infrastructure-0.43%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	200,000	187,406
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,232,013)		40,854,436
	Shares
Money Market Funds-1.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f) (Cost $717,621)	717,621	717,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-95.51% (Cost $44,949,634)		41,572,057
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.31%
Invesco Private Government Fund, 0.74%(e)(f)(g)	3,043,527	3,043,527
Invesco Private Prime Fund, 0.87%(e)(f)(g)	7,100,852	7,101,562
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,144,337)		10,145,089
TOTAL INVESTMENTS IN SECURITIES-118.82% (Cost $55,093,971)		51,717,146
OTHER ASSETS LESS LIABILITIES-(18.82)%		(8,190,011)
NET ASSETS-100.00%		$43,527,135

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $29,700,991, which represented 68.24% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$228,494	$5,195,018	$(4,705,891)	$-	$-	$717,621	$444
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,310,687	12,677,365	(12,944,525)	-	-	3,043,527	3,850*
Invesco Private Prime Fund	7,724,936	24,395,152	(25,015,110)	752	(4,168)	7,101,562	12,571*
Total	$11,264,117	$42,267,535	$(42,665,526)	$752	$(4,168)	$10,862,710	$16,865

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.83%
Aerospace & Defense-1.22%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$120,000	$100,200
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	62,000	55,957
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	110,000	91,238
		247,395
Airlines-0.54%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	112,000	108,917
Auto Components-1.06%
ANGI Group LLC, 3.88%, 08/15/2028(b)	80,000	67,209
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	80,000	72,752
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	81,000	74,875
		214,836
Automobiles-1.63%
Ford Motor Co., 6.63%, 10/01/2028	75,000	78,375
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	200,000	174,474
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	92,000	77,430
		330,279
Biotechnology-1.14%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	60,000	47,566
Grifols Escrow Issuer S.A. (Spain), 4.75%, 10/15/2028(b)	200,000	183,165
		230,731
Capital Markets-2.07%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	100,000	73,799
NFP Corp.
4.88%, 08/15/2028(b)	90,000	83,717
6.88%, 08/15/2028(b)	301,000	262,096
		419,612
Chemicals-5.64%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	130,000	117,620
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	150,000	137,527
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	90,000	86,234
Element Solutions, Inc., 3.88%, 09/01/2028(b)	132,000	118,328
HB Fuller Co., 4.25%, 10/15/2028	43,000	38,880
Ingevity Corp., 3.88%, 11/01/2028(b)	85,000	77,430
LSB Industries, Inc., 6.25%, 10/15/2028(b)	110,000	108,897
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	62,000	57,825
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	200,000	183,017
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	175,000	163,058
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	61,000	54,175
		1,142,991
	Principal Amount	Value
Commercial Services & Supplies-6.00%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	$200,000	$177,437
4.63%, 06/01/2028(b)	200,000	179,156
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)(c)	121,000	109,013
3.50%, 09/01/2028(b)	120,000	109,816
Madison IAQ LLC, 4.13%, 06/30/2028(b)	115,000	105,810
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	170,000	160,942
5.75%, 11/01/2028(b)(c)	203,000	181,067
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	210,000	193,735
		1,216,976
Communications Equipment-0.26%
ViaSat, Inc., 6.50%, 07/15/2028(b)	62,000	52,336
Construction & Engineering-1.10%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	90,000	79,814
Pike Corp., 5.50%, 09/01/2028(b)	111,000	94,113
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	50,000	48,415
		222,342
Consumer Finance-1.59%
Curo Group Holdings Corp., 7.50%, 08/01/2028(b)	150,000	109,010
FirstCash, Inc., 4.63%, 09/01/2028(b)	81,000	73,681
Navient Corp., 4.88%, 03/15/2028	70,000	61,616
OneMain Finance Corp., 3.88%, 09/15/2028	90,000	78,166
		322,473
Containers & Packaging-2.30%
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	80,000	65,761
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	70,000	65,202
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	110,000	102,025
LABL, Inc., 5.88%, 11/01/2028(b)	80,000	73,823
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)	80,000	72,385
Silgan Holdings, Inc., 4.13%, 02/01/2028	90,000	86,155
		465,351
Diversified Consumer Services-0.60%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)(c)	70,000	64,355
Grand Canyon University, 5.13%, 10/01/2028	60,000	57,900
		122,255
Diversified Financial Services-1.77%
AG Issuer LLC, 6.25%, 03/01/2028(b)	80,000	75,051
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	180,716
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	120,000	102,471
		358,238
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-8.95%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)(c)	$200,000	$166,851
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	178,354
CommScope, Inc., 7.13%, 07/01/2028(b)(c)	111,000	94,061
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	50,000	43,859
6.50%, 10/01/2028(b)	117,000	101,746
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	248,000	231,136
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	200,000	193,113
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	193,000	170,217
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	70,000	66,985
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	162,000	134,914
Switch Ltd., 3.75%, 09/15/2028(b)	91,000	91,573
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	223,000	205,160
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	170,000	136,298
		1,814,267
Electric Utilities-0.53%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	115,000	108,214
Electrical Equipment-0.61%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	140,000	124,381
Energy Equipment & Services-1.59%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	132,000	128,932
Bristow Group, Inc., 6.88%, 03/01/2028(b)	60,000	57,055
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	60,000	58,333
Weatherford International Ltd., 6.50%, 09/15/2028(b)	80,000	78,846
		323,166
Entertainment-1.27%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028(b)	111,000	76,790
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	120,000	108,036
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	80,000	73,675
		258,501
Equity REITs-2.91%
American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	50,000	42,467
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	60,000	54,111
Diversified Healthcare Trust, 4.75%, 02/15/2028	60,000	50,302
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	134,000	130,022
5.00%, 07/15/2028(b)	92,000	89,691
	Principal Amount	Value
Equity REITs-(continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	$144,000	$142,500
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	90,000	80,577
		589,670
Food & Staples Retailing-1.58%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	61,000	50,764
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	60,000	38,510
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	230,439
		319,713
Food Products-2.05%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	63,000	57,920
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	82,000	81,118
Post Holdings, Inc., 5.63%, 01/15/2028(b)	146,000	144,814
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	70,000	64,252
TreeHouse Foods, Inc., 4.00%, 09/01/2028	77,000	66,801
		414,905
Health Care Equipment & Supplies-0.45%
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	110,000	90,336
Health Care Providers & Services-0.93%
Cano Health LLC, 6.25%, 10/01/2028(b)	50,000	44,502
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	150,000	144,896
		189,398
Hotels, Restaurants & Leisure-4.87%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	118,000	111,199
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	178,000	173,598
Carnival Corp., 4.00%, 08/01/2028(b)	380,000	345,031
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	59,000	54,398
MGM Resorts International, 4.75%, 10/15/2028	117,000	106,744
Station Casinos LLC, 4.50%, 02/15/2028(b)	131,000	118,868
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	82,000	77,587
		987,425
Household Durables-1.27%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	84,000	69,035
M/I Homes, Inc., 4.95%, 02/01/2028	62,000	57,878
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	56,000	53,600
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	80,000	76,024
		256,537
Household Products-0.40%
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	92,000	81,376
Independent Power and Renewable Electricity Producers-2.49%
Calpine Corp.
4.50%, 02/15/2028(b)	198,000	189,529
5.13%, 03/15/2028(b)(c)	223,000	208,539
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	112,000	106,117
		504,185

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-1.82%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	$82,000	$76,566
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	162,000	152,900
Rackspace Technology Global, Inc.
3.50%, 02/15/2028(b)	90,000	77,054
5.38%, 12/01/2028(b)	80,000	63,400
		369,920
Internet & Direct Marketing Retail-0.20%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)	50,000	40,342
IT Services-1.86%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	60,000	51,281
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	152,000	138,974
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	150,000	136,265
Virtusa Corp., 7.13%, 12/15/2028(b)	60,000	50,618
		377,138
Machinery-1.37%
ATS Automation Tooling Systems, Inc. (Canada), 4.13%, 12/15/2028(b)	60,000	53,720
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	75,000	68,787
Meritor, Inc., 4.50%, 12/15/2028(b)	48,000	46,853
Titan International, Inc., 7.00%, 04/30/2028(c)	60,000	58,911
Wabash National Corp., 4.50%, 10/15/2028(b)	60,000	48,975
		277,246
Media-9.17%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	119,000	106,197
CSC Holdings LLC, 5.38%, 02/01/2028(b)	140,000	133,248
DISH DBS Corp.
7.38%, 07/01/2028(c)	150,000	116,882
5.75%, 12/01/2028(b)	400,000	327,950
GCI LLC, 4.75%, 10/15/2028(b)	94,000	85,223
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	78,000	70,439
Lamar Media Corp., 3.75%, 02/15/2028	91,000	85,540
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	140,000	127,360
National CineMedia LLC, 5.88%, 04/15/2028(b)	50,000	38,714
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	315,000	292,580
TEGNA, Inc., 4.63%, 03/15/2028(c)	162,000	158,524
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	189,380
Urban One, Inc., 7.38%, 02/01/2028(b)	135,000	127,683
		1,859,720
Metals & Mining-0.67%
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	82,000	75,306
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	60,000	60,210
		135,516
Oil, Gas & Consumable Fuels-5.02%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	47,000	47,791
Callon Petroleum Co., 8.00%, 08/01/2028(b)(c)	100,000	103,204
CVR Energy, Inc., 5.75%, 02/15/2028(b)	62,000	59,015
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	115,000	115,238
EnLink Midstream LLC, 5.63%, 01/15/2028(b)	80,000	79,675
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners L.P., 5.50%, 07/15/2028	$137,000	$129,938
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	82,000	77,264
Laredo Petroleum, Inc., 10.13%, 01/15/2028	60,000	63,000
Occidental Petroleum Corp., 6.38%, 09/01/2028	121,000	131,012
Renewable Energy Group, Inc., 5.88%, 06/01/2028(b)	142,000	151,163
SM Energy Co., 6.50%, 07/15/2028	60,000	59,700
		1,017,000
Paper & Forest Products-0.71%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	48,000	43,284
Domtar Corp., 6.75%, 10/01/2028(b)(c)	104,000	101,286
		144,570
Pharmaceuticals-4.87%
Bausch Health Cos., Inc.
5.00%, 01/30/2028(b)	100,000	63,931
4.88%, 06/01/2028(b)	250,000	214,556
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	200,000	181,060
Elanco Animal Health, Inc., 6.40%, 08/28/2028	115,000	118,772
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	425,000	408,664
		986,983
Professional Services-2.15%
ASGN, Inc., 4.63%, 05/15/2028(b)	86,000	80,710
CoreLogic, Inc., 4.50%, 05/01/2028(b)	120,000	103,338
KBR, Inc., 4.75%, 09/30/2028(b)	36,000	33,517
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/2028(b)	162,000	160,978
Science Applications International Corp., 4.88%, 04/01/2028(b)	60,000	57,399
		435,942
Real Estate Management & Development-0.23%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	51,000	46,163
Semiconductors & Semiconductor Equipment-0.84%
Entegris, Inc., 4.38%, 04/15/2028(b)	68,000	63,584
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	112,000	106,334
		169,918
Software-3.48%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	192,000	180,480
Castle US Holding Corp., 9.50%, 02/15/2028(b)	45,000	39,980
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	80,000	72,353
Fair Isaac Corp., 4.00%, 06/15/2028(b)	176,000	165,640
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	80,000	68,147
NCR Corp., 5.00%, 10/01/2028(b)	106,000	100,175
PTC, Inc., 4.00%, 02/15/2028(b)	82,000	78,438
		705,213
Specialty Retail-3.32%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	61,000	57,602
At Home Group, Inc., 4.88%, 07/15/2028(b)	50,000	40,385
Bath & Body Works, Inc., 5.25%, 02/01/2028	82,000	78,499

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Carvana Co., 5.88%, 10/01/2028(b)	$90,000	$63,440
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	116,000	105,945
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	30,000	25,999
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	140,000	115,395
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	100,000	92,237
White Cap Buyer LLC, 6.88%, 10/15/2028(b)(c)	105,000	93,666
		673,168
Technology Hardware, Storage & Peripherals-0.53%
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	117,000	107,363
Thrifts & Mortgage Finance-1.09%
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	80,000	64,310
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	167,000	157,311
		221,621
Trading Companies & Distributors-1.49%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	150,000	129,214
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	198,000	173,141
		302,355
Wireless Telecommunication Services-2.19%
Sprint Capital Corp., 6.88%, 11/15/2028	393,000	444,569
Total U.S. Dollar Denominated Bonds & Notes (Cost $21,877,573)		19,831,553
	Shares	Value
Money Market Funds-0.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $190,938)	190,938	$190,938
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $22,068,511)		20,022,491
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.76%
Invesco Private Government Fund, 0.74%(d)(e)(f)	593,785	593,785
Invesco Private Prime Fund, 0.87%(d)(e)(f)	1,385,361	1,385,499
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,979,193)		1,979,284
TOTAL INVESTMENTS IN SECURITIES-108.53% (Cost $24,047,704)		22,001,775
OTHER ASSETS LESS LIABILITIES-(8.53)%		(1,729,053)
NET ASSETS-100.00%		$20,272,722

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $17,205,092, which represented 84.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$58,424	$1,548,098	$(1,415,584)	$-	$-	$190,938	$200
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	573,554	4,920,730	(4,900,499)	-	-	593,785	886*
Invesco Private Prime Fund	1,338,292	9,516,814	(9,469,121)	91	(577)	1,385,499	2,758*
Total	$1,970,270	$15,985,642	$(15,785,204)	$91	$(577)	$2,170,222	$3,844

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Aerospace & Defense-1.41%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	$40,000	$35,902
TransDigm, Inc.
4.63%, 01/15/2029	80,000	71,937
4.88%, 05/01/2029	50,000	44,979
		152,818
Airlines-1.18%
United Airlines, Inc., 4.63%, 04/15/2029(b)	135,000	127,076
Auto Components-2.26%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	50,000	44,525
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	40,000	36,786
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	60,000	54,403
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	20,000	16,088
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	50,000	39,531
Tenneco, Inc., 5.13%, 04/15/2029(b)	40,000	39,250
Wheel Pros, Inc., 6.50%, 05/15/2029(b)	20,000	14,295
		244,878
Automobiles-2.40%
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	50,000	39,937
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	200,000	195,212
Thor Industries, Inc., 4.00%, 10/15/2029(b)	30,000	24,419
		259,568
Beverages-0.46%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	30,000	26,150
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	30,000	23,499
		49,649
Building Products-0.75%
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	20,000	16,778
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	20,000	14,233
6.75%, 08/01/2029(b)	20,000	14,537
PGT Innovations, Inc., 4.38%, 10/01/2029(b)(c)	40,000	35,863
		81,411
Capital Markets-0.39%
APX Group, Inc., 5.75%, 07/15/2029(b)	30,000	25,123
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	20,000	17,438
		42,561
Chemicals-3.96%
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(b)(c)	30,000	21,977
Chemours Co. (The), 4.63%, 11/15/2029(b)	40,000	36,252
Diamond BC B.V., 4.63%, 10/01/2029(b)	30,000	25,556
EverArc Escrow S.a.r.l., 5.00%, 10/30/2029(b)	50,000	43,358
LSF11 A5 Holdco LLC, 6.63%, 10/15/2029(b)	20,000	17,113
Methanex Corp. (Canada), 5.25%, 12/15/2029	50,000	48,029
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	40,000	35,612
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	40,000	35,883
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	20,000	17,013
Tronox, Inc., 4.63%, 03/15/2029(b)	80,000	73,502
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	74,025
		428,320
	Principal Amount	Value
Commercial Services & Supplies-4.03%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	$50,000	$42,987
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	70,000	62,394
APi Escrow Corp., 4.75%, 10/15/2029(b)	20,000	17,437
Deluxe Corp., 8.00%, 06/01/2029(b)	40,000	35,523
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	60,000	53,313
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	30,000	24,356
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	60,000	54,806
4.38%, 08/15/2029(b)	30,000	26,850
Madison IAQ LLC, 5.88%, 06/30/2029(b)	50,000	39,210
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029(b)	30,000	25,255
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	20,000	17,179
Stericycle, Inc., 3.88%, 01/15/2029(b)	40,000	36,419
		435,729
Communications Equipment-0.44%
Plantronics, Inc., 4.75%, 03/01/2029(b)	20,000	20,345
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	30,000	27,117
		47,462
Construction & Engineering-0.75%
Arcosa, Inc., 4.38%, 04/15/2029(b)	20,000	18,302
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	30,000	27,591
IEA Energy Services LLC, 6.63%, 08/15/2029(b)	20,000	17,327
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	20,000	17,647
		80,867
Construction Materials-0.51%
APi Group DE, Inc., 4.13%, 07/15/2029(b)	20,000	17,276
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	30,000	25,220
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	13,007
		55,503
Consumer Finance-1.48%
Navient Corp., 5.50%, 03/15/2029	50,000	43,756
OneMain Finance Corp., 5.38%, 11/15/2029	50,000	47,066
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	20,000	15,619
PRA Group, Inc., 5.00%, 10/01/2029(b)	20,000	18,107
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	40,000	35,525
		160,073
Containers & Packaging-0.93%
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	20,000	18,101
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	30,000	30,919
LABL, Inc., 8.25%, 11/01/2029(b)	40,000	33,275
TriMas Corp., 4.13%, 04/15/2029(b)	20,000	18,245
		100,540
Distributors-0.48%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	40,000	34,829
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	20,000	16,994
		51,823
Diversified Consumer Services-0.44%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	20,000	16,944
Signal Parent, Inc., 6.13%, 04/01/2029(b)	10,000	7,146
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Consumer Services-(continued)
StoneMor, Inc., 8.50%, 05/15/2029(b)	$10,000	$9,593
WW International, Inc., 4.50%, 04/15/2029(b)(c)	20,000	14,188
		47,871
Diversified Financial Services-2.24%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	30,000	26,752
Cobra Acquisitionco LLC, 6.38%, 11/01/2029(b)	30,000	23,455
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	72,000	65,087
Hightower Holding LLC, 6.75%, 04/15/2029(b)	20,000	17,033
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	28,117
LPL Holdings, Inc., 4.00%, 03/15/2029(b)	60,000	55,693
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	30,000	26,409
		242,546
Diversified Telecommunication Services-5.90%
Altice France S.A. (France)
5.13%, 07/15/2029(b)	200,000	174,960
5.50%, 10/15/2029(b)	200,000	173,872
CommScope, Inc., 4.75%, 09/01/2029(b)	80,000	70,500
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	52,000	45,919
5.88%, 11/01/2029	40,000	33,846
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	30,000	25,371
3.75%, 07/15/2029(b)	30,000	25,641
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	40,000	32,938
5.38%, 06/15/2029(b)	40,000	34,328
Switch Ltd., 4.13%, 06/15/2029(b)	20,000	20,207
		637,582
Electric Utilities-1.36%
DPL, Inc., 4.35%, 04/15/2029	20,000	18,351
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	20,000	17,542
NRG Energy, Inc., 3.38%, 02/15/2029(b)	30,000	26,775
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	90,000	84,253
		146,921
Electronic Equipment, Instruments & Components-1.99%
II-VI, Inc., 5.00%, 12/15/2029(b)	60,000	56,670
Imola Merger Corp., 4.75%, 05/15/2029(b)	140,000	132,026
TTM Technologies, Inc., 4.00%, 03/01/2029(b)(c)	30,000	26,617
		215,313
Energy Equipment & Services-1.00%
Colgate Energy Partners III LLC, 5.88%, 07/01/2029(b)	50,000	48,250
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	23,000	21,678
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	40,000	38,673
		108,601
Entertainment-1.56%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	70,000	64,225
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	40,000	36,900
	Principal Amount	Value
Entertainment-(continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	$37,000	$32,254
Playtika Holding Corp., 4.25%, 03/15/2029(b)	40,000	35,121
		168,500
Equity REITs-2.81%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	70,000	65,442
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	48,000	45,665
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	40,000	37,490
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	30,000	27,226
SBA Communications Corp., 3.13%, 02/01/2029	50,000	44,828
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	65,000	55,039
XHR L.P., 4.88%, 06/01/2029(b)	30,000	28,190
		303,880
Food & Staples Retailing-2.24%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	70,000	61,026
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	20,000	17,850
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	80,000	71,236
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	60,000	54,068
US Foods, Inc., 4.75%, 02/15/2029(b)	40,000	37,596
		241,776
Food Products-0.42%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	50,000	44,978
Gas Utilities-0.34%
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	40,000	36,998
Health Care Equipment & Supplies-4.75%
Hologic, Inc., 3.25%, 02/15/2029(b)	70,000	64,211
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029(b)	320,000	289,696
5.25%, 10/01/2029(b)	180,000	159,415
		513,322
Health Care Providers & Services-2.76%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	27,000	26,423
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	20,000	15,687
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	50,000	46,322
HealthEquity, Inc., 4.50%, 10/01/2029(b)	30,000	28,013
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	30,000	25,256
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	30,000	27,195
Option Care Health, Inc., 4.38%, 10/31/2029(b)	40,000	36,516
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	30,000	27,179
Tenet Healthcare Corp., 4.25%, 06/01/2029(b)	70,000	65,551
		298,142
Hotels, Restaurants & Leisure-7.83%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	40,000	36,680
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	50,000	43,973
Boyne USA, Inc., 4.75%, 05/15/2029(b)	50,000	46,625

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	$90,000	$76,949
Carnival Corp., 6.00%, 05/01/2029(b)	150,000	127,009
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	10,000	7,534
Cedar Fair L.P., 5.25%, 07/15/2029(c)	40,000	38,458
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	30,000	26,722
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	70,000	63,820
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	50,000	45,862
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	60,000	55,874
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	40,000	30,642
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	30,000	26,709
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	60,000	50,869
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	30,000	26,924
Penn National Gaming, Inc., 4.13%, 07/01/2029(b)	30,000	24,618
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	30,000	23,781
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	55,000	49,349
Travel + Leisure Co., 4.50%, 12/01/2029(b)	50,000	44,232
		846,630
Household Durables-1.32%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	20,000	16,944
Century Communities, Inc., 3.88%, 08/15/2029(b)	30,000	26,013
LGI Homes, Inc., 4.00%, 07/15/2029(b)	20,000	16,894
Meritage Homes Corp., 3.88%, 04/15/2029(b)	40,000	35,445
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029(b)	20,000	17,108
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	40,000	30,484
		142,888
Household Products-0.31%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	40,000	33,900
Independent Power and Renewable Electricity Producers-0.25%
Calpine Corp., 4.63%, 02/01/2029(b)	30,000	26,615
Industrial Conglomerates-0.34%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	40,000	36,378
Insurance-2.13%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	50,000	44,334
6.00%, 08/01/2029(b)	30,000	26,250
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	40,000	35,109
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	30,000	27,816
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	30,000	26,328
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	50,000	42,430
HUB International Ltd., 5.63%, 12/01/2029(b)	30,000	28,030
		230,297
	Principal Amount	Value
Interactive Media & Services-0.57%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	$40,000	$25,024
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	40,000	36,298
		61,322
Internet & Direct Marketing Retail-0.26%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	30,000	27,807
IT Services-1.88%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	60,000	53,597
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	30,000	26,905
Endurance International Group Holdings, Inc., 6.00%, 02/15/2029(b)	20,000	15,041
Gartner, Inc., 3.63%, 06/15/2029(b)	40,000	36,703
Twilio, Inc., 3.63%, 03/15/2029	30,000	27,525
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	50,000	43,765
		203,536
Leisure Products-0.32%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	40,000	34,406
Life Sciences Tools & Services-0.67%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(b)	30,000	27,860
Syneos Health, Inc., 3.63%, 01/15/2029(b)	50,000	44,120
		71,980
Machinery-0.91%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	20,000	18,201
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	14,637
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	30,000	26,700
Terex Corp., 5.00%, 05/15/2029(b)	42,000	39,188
		98,726
Media-5.58%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029, (Acquired 02/07/2022; Cost $184,798)(b)(d)	200,000	179,357
AMC Networks, Inc., 4.25%, 02/15/2029(c)	40,000	36,433
Liberty Interactive LLC, 8.50%, 07/15/2029	20,000	14,538
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	40,000	34,682
News Corp., 3.88%, 05/15/2029(b)	70,000	64,593
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	20,000	17,291
Stagwell Global LLC, 5.63%, 08/15/2029(b)	80,000	72,085
TEGNA, Inc., 5.00%, 09/15/2029	80,000	78,444
Univision Communications, Inc., 4.50%, 05/01/2029(b)	80,000	73,101
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)(c)	38,000	32,587
		603,111
Metals & Mining-1.06%
Allegheny Technologies, Inc., 4.88%, 10/01/2029	30,000	27,075
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	21,000	19,630
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	20,000	16,238
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	40,000	35,672
TMS International Corp., 6.25%, 04/15/2029(b)	20,000	16,025
		114,640

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Mortgage REITs-0.65%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	$30,000	$25,438
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	50,000	45,103
		70,541
Oil, Gas & Consumable Fuels-6.63%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	20,000	19,187
CNX Resources Corp., 6.00%, 01/15/2029(b)	31,000	30,860
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	26,000	24,584
DCP Midstream Operating L.P., 5.13%, 05/15/2029	40,000	40,097
DT Midstream, Inc., 4.13%, 06/15/2029(b)	80,000	74,916
EnLink Midstream LLC, 5.38%, 06/01/2029	30,000	29,118
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	40,000	35,542
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	40,000	39,264
ITT Holdings LLC, 6.50%, 08/01/2029(b)	60,000	51,516
Laredo Petroleum, Inc., 7.75%, 07/31/2029(b)	30,000	29,605
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	42,000	41,776
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	60,000	53,927
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	50,000	47,357
Southwestern Energy Co., 5.38%, 02/01/2029	46,000	46,382
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	30,000	27,872
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	40,000	39,796
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	90,000	85,453
		717,252
Paper & Forest Products-1.10%
Glatfelter Corp., 4.75%, 11/15/2029(b)	25,000	18,022
Louisiana-Pacific Corp., 3.63%, 03/15/2029(b)	20,000	17,347
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	60,000	55,021
Sylvamo Corp., 7.00%, 09/01/2029(b)	30,000	28,903
		119,293
Personal Products-0.66%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	40,000	35,426
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	40,000	36,426
		71,852
Pharmaceuticals-1.82%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	30,000	25,743
Bausch Health Cos., Inc.
5.00%, 02/15/2029(b)	40,000	24,092
6.25%, 02/15/2029(b)	50,000	31,469
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	20,000	17,995
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	100,000	76,205
HLF Financing Sarl LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	30,000	21,627
		197,131
Professional Services-1.02%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	30,000	27,406
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	40,000	36,449
	Principal Amount	Value
Professional Services-(continued)
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 07/15/2029(b)	$30,000	$28,414
TriNet Group, Inc., 3.50%, 03/01/2029(b)	20,000	17,882
		110,151
Real Estate Management & Development-1.63%
Howard Hughes Corp. (The), 4.13%, 02/01/2029, (Acquired 09/13/2021 - 12/27/2021; Cost $50,708)(b)(d)	50,000	45,927
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	40,000	37,790
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	40,000	35,977
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	63,000	56,139
		175,833
Road & Rail-1.47%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	20,000	15,942
Hertz Corp. (The), 5.00%, 12/01/2029(b)	60,000	52,612
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	100,000	90,341
		158,895
Semiconductors & Semiconductor Equipment-0.50%
Entegris, Inc., 3.63%, 05/01/2029(b)	30,000	26,622
Synaptics, Inc., 4.00%, 06/15/2029(b)	30,000	27,077
		53,699
Software-2.17%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	50,000	45,510
Elastic N.V., 4.13%, 07/15/2029(b)	40,000	35,107
NCR Corp., 5.13%, 04/15/2029(b)	80,000	76,074
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	60,000	54,685
Rocket Software, Inc., 6.50%, 02/15/2029(b)	30,000	23,380
		234,756
Specialty Retail-4.94%
Arko Corp., 5.13%, 11/15/2029(b)	40,000	33,731
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	60,000	55,369
At Home Group, Inc., 7.13%, 07/15/2029(b)	30,000	20,380
Carvana Co., 4.88%, 09/01/2029(b)	25,000	16,695
Foot Locker, Inc., 4.00%, 10/01/2029(b)	30,000	24,759
Gap, Inc. (The), 3.63%, 10/01/2029(b)	50,000	36,633
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	40,000	31,047
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	50,000	42,713
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	60,000	55,589
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	60,000	43,098
Penske Automotive Group, Inc., 3.75%, 06/15/2029	40,000	35,971
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	50,000	44,524
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	40,000	34,373
6.00%, 12/01/2029(b)	50,000	43,161
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	20,000	16,390
		534,433
Technology Hardware, Storage & Peripherals-0.59%
Seagate HDD Cayman
4.09%, 06/01/2029	40,000	37,797
3.13%, 07/15/2029	30,000	26,321
		64,118
Textiles, Apparel & Luxury Goods-0.55%
Crocs, Inc., 4.25%, 03/15/2029(b)	10,000	8,325

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-(continued)
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	$30,000	$25,641
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	30,000	24,948
		58,914
Thrifts & Mortgage Finance-0.47%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	20,000	16,546
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	40,000	34,737
		51,283
Tobacco-0.42%
Vector Group Ltd., 5.75%, 02/01/2029(b)	50,000	45,090
Trading Companies & Distributors-0.48%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	20,000	17,655
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	20,000	17,836
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	20,000	16,337
		51,828
Total U.S. Dollar Denominated Bonds & Notes (Cost $11,790,575)		10,572,013
	Shares
Money Market Funds-0.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f) (Cost $80,699)	80,699	80,699
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.52% (Cost $11,871,274)		10,652,712
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.61%
Invesco Private Government Fund, 0.74%(e)(f)(g)	84,642	$84,642
Invesco Private Prime Fund, 0.87%(e)(f)(g)	197,477	197,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $282,121)		282,139
TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $12,153,395)		10,934,851
OTHER ASSETS LESS LIABILITIES-(1.13)%		(121,760)
NET ASSETS-100.00%		$10,813,091

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $9,282,103, which represented 85.84% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $225,284, which represented 2.08% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$990,286	$(909,587)	$-	$-	$80,699	$121
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$545,214	$(460,572)	$-	$-	$84,642	$73*
Invesco Private Prime Fund	-	956,579	(759,068)	18	(32)	197,497	199*
Total	$-	$2,492,079	$(2,129,227)	$18	$(32)	$362,838	$393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.36%
Alabama-0.69%
Homewood (City of), AL Educational Building Authority (Samford University), Series 2013 A, RB(a)(b)	5.00%	12/01/2022	$500	$508,855
Arizona-0.74%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	360	361,125
Arizona (State of) Water Infrastructure Finance Authority (Water Quality), Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	30	30,373
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB(a)(b)	5.00%	06/01/2022	35	35,000
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB(a)(b)	5.00%	06/01/2022	115	115,000
				541,498
Arkansas-0.27%
Springdale School District No. 50, Series 2017, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	200	200,000
California-12.64%
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	570	575,952
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2022	50	50,787
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	101,574
California (State of), Series 2021, GO Bonds	4.00%	09/01/2022	650	654,789
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2022	200	203,743
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2022	65	65,429
California (State of) Department of Water Resources, Series 2013 AM, RB	5.00%	12/01/2022	160	162,962
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	509,258
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012, RB(a)	5.00%	08/15/2051	300	302,339
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	100	100,000
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB(a)	5.00%	11/01/2030	135	137,090
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB(a)	5.00%	11/01/2037	155	157,400
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	355,420
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(c)	5.00%	08/01/2050	60	60,375
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	246,564
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	5.00%	08/01/2022	30	30,190
Los Angeles (City of), CA, Series 2012 B, Ref. RB(a)(b)	5.00%	06/01/2022	145	145,000
Los Angeles (City of), CA, Series 2012 B, Ref. RB(a)(b)	5.00%	06/01/2022	610	610,000
Los Angeles (City of), CA, Series 2012 C, Ref. RB(a)(b)	5.00%	06/01/2022	135	135,000
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	100	100,314
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB	5.00%	07/01/2043	100	100,213
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	100,317
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	30,093
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	150	150,915
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2022	45	45,275
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2022	55	55,175
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2022	205	205,651
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	40,115
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	135,445
Mount Diablo Unified School District (Election of 2010), Series 2012 E, GO Bonds(a)(b)	5.00%	08/01/2022	300	301,855
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2022	75	75,231
San Buenaventura (City of), CA Public Facilities Financing Authority, Series 2012 B, RB(a)(b)	5.00%	07/01/2022	40	40,127
San Diego (County of), CA Regional Transportation Commission, Series 2021 A, Ref. RB	5.00%	10/01/2022	20	20,254
San Diego (County of), CA Water Authority, Series 2013, Ref. RB(a)(b)	5.00%	11/01/2022	2,745	2,787,506
San Diego Unified School District (Measure YY), Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	150,498
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	100,635
Southern California Public Power Authority, Series 2015 A, Ref. RB	5.00%	07/01/2022	155	155,492
Ventura (County of), CA Public Financing Authority, Series 2013 A, RB(a)(b)	4.00%	11/01/2022	60	60,682
				9,259,665
Colorado-3.87%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	101,902
Colorado (State of) Health Facilities Authority (Covenant Retirement Communities), Series 2012 A, Ref. RB(a)(b)	5.00%	12/01/2022	2,110	2,147,369
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	509,157
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Regional Transportation District (Fastracks), Series 2012 A, RB(a)(b)	5.00%	11/01/2022	$25	$25,384
University of Colorado, Series 2012 A-1, Ref. RB(a)(b)	5.00%	06/01/2022	50	50,000
				2,833,812
Connecticut-0.48%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	200	200,602
South Central Connecticut Regional Water Authority, Twenty Seventh Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	150,950
				351,552
District of Columbia-0.98%
District of Columbia, Series 2012 C, RB	5.00%	12/01/2025	440	447,020
District of Columbia, Series 2012 C, RB	5.00%	12/01/2026	115	116,806
District of Columbia, Series 2012 C, RB	5.00%	12/01/2029	150	152,221
				716,047
Florida-5.80%
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	700	700,000
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	100	100,000
Florida (State of) (Capital Outlay), Series 2013 B, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	360	360,000
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB(a)	5.00%	10/01/2026	175	177,132
JEA Electric System, Series 2013 A, RB	5.00%	10/01/2022	100	101,230
JEA Water & Sewer System, Series 2017 A, Ref. RB	3.25%	10/01/2036	100	98,757
Miami-Dade (County of), FL, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	500	506,215
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	100	101,243
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,002,696
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,003,117
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	100,627
				4,251,017
Georgia-1.83%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,010
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	80,199
Georgia (State of), Series 2012 C, Ref. GO Bonds	4.00%	09/01/2022	1,000	1,007,041
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2022	50	50,000
Metropolitan Atlanta Rapid Transit Authority, Series 2012 A, Ref. RB(a)(b)	4.00%	07/01/2022	180	180,417
				1,342,667
Guam-2.12%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB(a)	5.00%	10/01/2027	535	541,201
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB(a)	5.00%	10/01/2030	1,000	1,011,591
				1,552,792
Hawaii-1.37%
Honolulu (City & County of), HI, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,000	1,003,158
Illinois-2.53%
Chicago (City of), IL, Series 2012, RB	5.00%	11/01/2042	200	201,370
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2015 D, Ref. GO Bonds	5.00%	12/01/2022	80	81,461
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	15	15,221
Cook (County of), IL, Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	70	70,938
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2022	100	101,486
Cook (County of), IL Forest Preserve District, Series 2012 C, GO Bonds	5.00%	12/15/2037	50	50,137
Illinois (State of), Series 2012, Ref. GO Bonds(a)(b)	5.00%	08/01/2022	20	20,125
Illinois (State of), Series 2012, Ref. GO Bonds	4.00%	08/01/2025	25	25,073
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	100,130
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	105,136
Illinois (State of), Series 2019 A, GO Bonds	5.00%	11/01/2022	75	76,015
Illinois (State of) Finance Authority (Centegra Health System), Series 2012, RB(a)(b)	5.00%	09/01/2022	1,000	1,009,172
				1,856,264
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-0.43%
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2022	$110	$111,860
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	201,524
				313,384
Louisiana-3.23%
Louisiana (State of), Series 2012 A, GO Bonds(a)(b)	4.00%	08/01/2022	2,000	2,009,243
Louisiana (State of), Series 2012 A, GO Bonds(a)(b)	5.00%	08/01/2022	80	80,500
Louisiana (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/15/2022	175	175,816
Louisiana State Citizens Property Insurance Corp., Series 2015, Ref. RB, (INS - AGM)(d)	5.00%	06/01/2022	100	100,000
				2,365,559
Maryland-0.97%
Maryland (State of), Second Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	100,633
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2022	120	120,774
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2022	315	318,969
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	91,409
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	81,485
				713,270
Massachusetts-5.39%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	25,036
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	100,322
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	20,063
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2022	180	183,342
Massachusetts (Commonwealth of) (Green Bonds), Series 2014 E, GO Bonds	5.00%	09/01/2031	240	241,454
Massachusetts (Commonwealth of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	1,000	1,007,859
Massachusetts (State of) Bay Transportation Authority (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2022	500	501,492
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2022	200	200,613
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,038
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	70,550
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2024	245	246,505
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	40,255
University of Massachusetts Building Authority, Series 2015 2, Ref. RB	5.00%	11/01/2022	1,290	1,311,006
				3,953,535
Michigan-3.04%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.25%	07/01/2022	500	501,679
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	210	210,000
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB(a)(b)	5.00%	12/01/2022	1,000	1,017,962
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2009 B, RB(a)(b)	5.00%	06/01/2022	500	500,000
				2,229,641
Minnesota-1.73%
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2022	1,000	1,012,734
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2022	250	251,621
				1,264,355
Missouri-0.22%
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2022	160	160,992
Nebraska-0.33%
Central Plains Energy Project (No. 3), Series 2012, RB(c)	5.00%	09/01/2042	240	241,918
Nevada-2.08%
Clark (County of), NV, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/01/2022	200	200,000
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	325,464
Las Vegas Valley Water District, Series 2012 B, GO Bonds(a)(b)	5.00%	06/01/2022	1,000	1,000,000
				1,525,464
New Jersey-2.65%
Essex (County of), NJ Improvement Authority, Series 2007, Ref. RB, (INS - AMBAC)(d)	5.25%	12/15/2022	115	117,440
New Jersey (State of) Economic Development Authority, Series 2012, Ref. RB(a)	5.00%	06/15/2022	110	110,154
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	220,293
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	$100	$100,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	135	137,651
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2022	200	204,194
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 A, RB(a)(b)	5.00%	06/15/2022	100	100,138
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)(b)	4.00%	06/15/2022	55	55,055
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)(b)	4.00%	06/15/2022	25	25,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)(b)	5.00%	06/15/2022	265	265,361
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	100	100,316
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	195,616
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	210	210,663
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	100,000
				1,942,218
New York-20.46%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	136,276
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	105	105,992
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	160	161,387
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	203,084
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2031	250	253,449
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	202,624
Metropolitan Transportation Authority, Series 2012 E, RB(a)(b)	5.00%	11/15/2022	2,500	2,542,357
Metropolitan Transportation Authority, Series 2012 E, RB	4.00%	11/15/2038	185	184,051
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2025	250	253,309
Metropolitan Transportation Authority, Series 2014 A-2, RB	5.00%	11/15/2022	25	25,400
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2022	100	101,599
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	500	504,278
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2022	125	126,466
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2024	25	25,151
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2022	100	100,649
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	100,649
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2022	20	20,373
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2022	1,100	1,107,134
New York (City of), NY, Subseries 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	100	101,253
New York (City of), NY, Subseries 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	2,000	2,025,063
New York (City of), NY, Subseries 2012 A-1, GO Bonds	4.00%	10/01/2029	25	25,210
New York (City of), NY Municipal Water Finance Authority, Series 2012 EE, RB(a)(b)	4.00%	06/15/2022	245	245,262
New York (City of), NY Transitional Finance Authority, Series 2003-21A, RB	5.00%	11/01/2022	1,000	1,016,031
New York (City of), NY Transitional Finance Authority, Series 2012 B, Ref. RB	5.00%	11/01/2025	1,140	1,156,601
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	5.00%	11/01/2022	500	508,016
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-1, RB	5.00%	11/01/2025	100	101,456
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2022	130	131,585
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(d)	5.00%	10/01/2022	1,000	1,012,195
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,010,891
New York (State of) Power Authority, Series 2011 A, RB(a)	5.00%	11/15/2022	100	101,694
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2012 D, RB(a)(b)	5.00%	06/15/2022	200	200,282
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	101,415
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2022	600	608,405
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	253,921
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	135,190
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2024	100	101,891
				14,990,589
North Carolina-1.42%
North Carolina (State of) Medical Care Commission (Duke University Health System), Series 2012 A, RB(a)(b)	5.00%	06/01/2022	775	775,000
North Carolina (State of) Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	100,051
North Carolina (State of) Medical Care Commission (Wakemed), Series 2012 A, Ref. RB(a)(b)	4.13%	10/01/2022	165	166,577
				1,041,628
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-2.05%
North Dakota (State of) Housing Finance Agency, Series 2017 H, VRD RB(e)	0.68%	07/01/2039	$1,500	$1,500,000
Ohio-2.01%
Columbus (City of), OH, Series 2012 A, GO Bonds(a)(b)	5.00%	08/15/2022	110	110,862
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,000,000
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	65,092
Ohio (State of) (Garvee), Series 2012 1, RB(a)(b)	5.00%	06/15/2022	295	295,412
				1,471,366
Oregon-0.54%
Hillsboro School District No. 1J, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/15/2022	200	200,211
Oregon (State of) Department of Transportation, Series 2012 A, Ref. RB(a)(b)	5.00%	11/15/2022	195	198,277
				398,488
Pennsylvania-2.90%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	200	200,020
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	399,998
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	106,912
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	406,060
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,009,424
				2,122,414
Rhode Island-0.59%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2022	425	429,027
Tennessee-2.00%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2022	400	401,273
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2022	50	50,159
Tennessee State School Bond Authority, Series 2013 A, RB(a)(b)	5.00%	11/01/2022	1,000	1,015,149
				1,466,581
Texas-3.92%
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 B, RB	5.00%	11/01/2044	200	202,109
Dallas (City of), TX, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	200	202,486
Dallas (City of), TX Independent School District, Series 2012, Ref. GO Bonds(a)(b)	4.00%	08/15/2022	500	502,860
Harris (County of), TX, Series 2012 A, Ref. GO Bonds	5.00%	10/01/2024	360	363,738
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	172,053
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	130	131,570
North Central Texas Health Facility Development Corp. (Children’s Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	100,774
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	500	500,439
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2022	100	101,253
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	250	251,934
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	101,394
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	240,800
				2,871,410
Utah-0.14%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2022	100	100,321
Virginia-2.77%
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	501,587
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	1,500	1,527,320
				2,028,907
Washington-4.79%
Energy Northwest (No. 1), Series 2017 A, Ref. RB(a)(b)	5.00%	07/01/2022	160	160,499
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	1,000	1,004,580
Washington (State of), Series 2012 C, Ref. GO Bonds(a)(b)	5.00%	07/01/2022	320	321,010
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2022	200	200,648
Washington (State of), Series 2012, Ref. GO Bonds(a)(b)	3.00%	07/01/2022	40	40,059
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2022	1,000	1,006,502
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	151,429
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2024	$500	$504,121
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	125,113
				3,513,961
Wisconsin-1.38%
Wisconsin (State of), Series 2014 3, Ref. GO Bonds(a)(b)	5.00%	11/01/2022	900	913,823
Wisconsin (State of) Department of Transportation, Series 2012 1, RB	5.00%	07/01/2022	100	100,322
				1,014,145
TOTAL INVESTMENTS IN SECURITIES(f)-98.36% (Cost $72,225,214)				72,076,500
OTHER ASSETS LESS LIABILITIES-1.64%				1,205,478
NET ASSETS-100.00%				$73,281,978

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to crossover refunding.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.12%
Alabama-0.53%
Alabama (State of) Public School and College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2023	$20	$20,397
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	185	195,749
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2023	85	87,404
				303,550
Alaska-0.04%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	25,580
Arizona-0.67%
Arizona (State of) Transportation Board, Series 2014, Ref. RB	5.00%	07/01/2023	130	134,778
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	122,284
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	103,588
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	25	25,905
				386,555
Arkansas-0.07%
Russellville (City of), AR, Series 2015, Ref. RB(b)(c)	4.00%	07/01/2023	40	40,991
California-18.82%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2014 A, RB	5.00%	08/01/2043	500	512,474
Alameda (County of), CA Joint Powers Authority (Multiple Capital Project), Series 2013 A, RB	5.25%	12/01/2025	65	68,161
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB(b)(c)	5.00%	04/01/2023	95	97,782
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 A, Ref. RB	5.00%	04/01/2023	35	36,004
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	30,780
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	100,560
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	94,072
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	103,989
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	102,126
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	158,619
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	83,611
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	104,808
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	157,166
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	52,396
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	104,018
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	109,481
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2023	125	130,335
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	135	138,602
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	115,229
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	524,419
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(b)(c)	5.00%	10/01/2023	35	36,504
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	500	503,454
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	385	403,269
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB(b)(c)	5.00%	07/01/2023	10	10,348
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB	5.00%	07/01/2026	40	41,418
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2023	170	177,666
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	550	572,758
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB	5.00%	07/01/2023	45	46,531
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(b)(c)	5.00%	03/01/2023	100	102,663
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.25%	11/01/2027	65	68,008
California (State of) Public Works Board (Various State Universities), Series 2013 H, RB(b)(c)	5.00%	09/01/2023	100	104,192
California State University, Series 2013 A, RB(b)(c)	5.00%	11/01/2023	60	62,801
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	109,871
Coast Community College District, Series 2013 A, Ref. GO Bonds	5.00%	08/01/2023	35	36,348
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(b)(c)	5.00%	08/01/2023	100	103,947
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	275	279,473
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	$125	$129,904
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2027	30	30,560
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	584,591
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	100	103,566
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	50	51,399
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	103,698
Los Angeles Unified School District, Series 2018 B-1, GO Bonds	5.00%	07/01/2023	265	274,798
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	191,840
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	128,288
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.00%	07/01/2023	225	226,067
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2023	30	31,400
Pajaro Valley Unified School District, Series 2013 A, GO Bonds	4.25%	08/01/2047	500	503,116
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2023	100	102,798
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	101,340
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	31,173
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	103,110
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	80	83,157
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	103,676
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(a)	5.50%	07/01/2023	165	171,945
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB(b)	5.00%	05/01/2023	45	46,412
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	47,094
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	103,436
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	100	103,342
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	500	516,712
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2023	500	519,557
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	112,319
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	92,792
University of California, Series 2013 AF, RB	5.00%	05/15/2026	80	82,482
University of California, Series 2013 AI, RB	5.00%	05/15/2038	525	540,075
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2023	175	180,750
				10,885,280
Colorado-2.24%
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	187,254
Arapahoe County School District No. 6 Littleton, Series 2013, GO Bonds	4.50%	12/01/2037	110	113,372
Board of Governors of Colorado State University System, Series 2013 E, RB(b)(c)	5.00%	03/01/2023	35	35,882
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	575	602,603
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	85	86,780
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	95	96,989
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,195
Denver City & County School District No. 1, Series 2005 A, Ref. GO Bonds, (INS - NATL)(a)	5.50%	12/01/2023	50	52,802
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	36,096
Regional Transportation District, Series 2014 A, COP	5.00%	06/01/2039	75	76,702
				1,293,675
Connecticut-2.64%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	25,453
Connecticut (State of), Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	150	150,216
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	104,149
Connecticut (State of), Series 2013 A, RB	5.00%	10/01/2026	500	520,400
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	20,795
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	25,994
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,254
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	26,020
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	96,880
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2023	500	519,533
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB(b)(c)	5.00%	01/01/2023	15	15,306
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB	5.00%	01/01/2038	10	10,130
				1,525,130
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-0.57%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	$50	$51,641
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	105	108,446
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	20,656
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	140	146,129
				326,872
Florida-2.94%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	202,189
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2023	65	67,959
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2013, Ref. RB	4.00%	10/01/2043	585	584,891
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	522,024
Miami (City of) & Dade (County of), FL School Board, Series 2013 A, COP(b)(c)	5.00%	05/01/2023	100	102,915
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	4.13%	10/01/2023	45	46,454
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	5.00%	10/01/2023	45	46,970
Orange (County of), FL Convention Center, Series 2010, Ref. RB	5.00%	10/01/2023	30	31,261
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities), Series 2016, Ref. RB(b)	5.00%	08/01/2047	65	69,370
Reedy Creek Improvement District, Series 2013 A, GO Bonds(b)(c)	5.25%	06/01/2023	25	25,912
				1,699,945
Georgia-2.20%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	67,969
Clayton (County of), GA Water Authority, Series 2012, Ref. RB	5.00%	05/01/2023	25	25,069
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	36,458
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	20,479
Georgia (State of), Series 2012 C, Ref. GO Bonds	5.00%	09/01/2023	120	121,250
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	85	85,896
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	91,939
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	51,843
Gwinnett (County of), GA Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(a)	5.25%	01/01/2023	250	255,631
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	20,470
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	485	496,339
				1,273,343
Guam-0.20%
Guam (Territory of) Waterworks Authority, Series 2013, RB(b)(c)	5.50%	07/01/2023	110	114,364
Hawaii-0.72%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	417,511
Illinois-4.53%
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB	5.00%	01/01/2025	40	40,625
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB	5.25%	01/01/2029	75	76,256
Chicago (City of), IL (O’Hare International Airport), Series 2013 D, RB	5.00%	01/01/2044	35	35,493
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2023	45	45,856
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2023	90	91,713
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	52,404
Chicago (City of), IL Midway International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	35	35,536
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	256,556
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	102,608
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2030	465	477,144
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	148,672
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	82,161
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	30,872
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	181,700
Illinois (State of) Finance Authority, Series 2014 A, RB(b)(c)	5.25%	07/01/2023	500	518,505
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2023	110	111,596
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	10,352
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	130,354
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	25,381
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,200
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2013, Ref. GO Bonds	5.25%	01/01/2032	50	50,833
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	$55	$56,620
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	46,089
				2,622,526
Indiana-1.02%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	156,666
Lake Central Multi-District School Building Corp., Series 2012 B, RB(b)(c)	5.00%	01/15/2023	35	35,761
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	400,321
				592,748
Iowa-0.25%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	31,030
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	114,302
				145,332
Kansas-0.12%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2025	40	41,063
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2026	30	30,794
				71,857
Kentucky-1.37%
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	40	41,683
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	40	41,560
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	134,839
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	55,553
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2036	500	504,714
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 C, RB(b)(c)	4.50%	05/15/2023	15	15,421
				793,770
Louisiana-0.96%
Louisiana (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	05/15/2023	25	25,584
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(b)(c)	5.00%	02/01/2023	100	102,301
Louisiana (State of) Public Facilities Authority (CLECO Power LLC), Series 2008 B, RB	4.25%	12/01/2038	250	250,921
Louisiana State University & Agricultural & Mechanical College Board of Supervisors, Series 2013, RB(b)(c)	5.00%	07/01/2023	5	5,180
Terrebonne Levee & Conservation District, Series 2013, RB(b)(c)	5.00%	07/01/2023	165	170,667
				554,653
Maine-0.36%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group), Series 2013, RB(b)(c)	5.00%	07/01/2023	200	207,088
Maryland-2.94%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	514,168
Maryland (State of) Department of Transportation, Series 2015, RB	5.00%	02/15/2023	100	102,512
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	154,748
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	146,961
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2013 C, RB(b)(c)	5.00%	05/15/2023	500	516,401
Montgomery (County of), MD, Series 2015 B, GO Bonds	5.00%	12/01/2023	110	115,439
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	151,831
				1,702,060
Massachusetts-2.18%
Massachusetts (Commonwealth of), Series 2013 A, RB	5.00%	06/15/2023	30	30,042
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	309,635
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	134,849
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	51,210
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	102,219
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	25,933
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	88,106
Massachusetts (State of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2023	115	119,508
Massachusetts (State of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	35	36,373
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	$200	$205,708
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	100,708
Massachusetts (State of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2023	55	56,047
				1,260,338
Michigan-1.15%
Livonia Public Schools, Series 2013 I, GO Bonds(b)(c)	5.00%	05/01/2023	105	108,158
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2023	175	179,711
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	103,030
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	41,138
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(b)	5.00%	08/01/2023	200	207,799
Western Michigan University, Series 2013, Ref. RB(b)(c)	5.25%	11/15/2023	25	26,273
				666,109
Minnesota-0.36%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,190
Minnesota (State of), Series 2013, Ref. GO Bonds	5.00%	10/01/2023	40	41,800
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	104,006
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	52,003
				207,999
Missouri-0.68%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	36,439
Metropolitan St. Louis Sewer District, Series 2013 B, RB(b)(c)	5.00%	05/01/2023	25	25,787
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	20,876
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	225	233,106
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	77,854
				394,062
Montana-0.44%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	252,789
Nebraska-0.04%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	25,579
Nevada-0.43%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	51,744
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	62,093
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	77,484
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	30,994
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	25,728
				248,043
New Jersey-4.91%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	35,155
New Jersey (State of), Series 2013, GO Bonds(b)(c)	4.00%	06/01/2023	265	271,140
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	102,383
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(b)(c)	5.00%	03/01/2023	70	71,816
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(b)(c)	5.00%	03/01/2023	260	266,747
New Jersey (State of) Economic Development Authority, Series 2013, Ref. RB(b)(c)	5.00%	03/01/2023	225	230,838
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(b)(c)	5.00%	06/15/2023	150	154,986
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	186,438
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(a)	5.25%	12/15/2023	55	57,514
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	157,420
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2023	315	328,217
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	102,427
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2036	500	507,968
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	4.00%	05/01/2023	50	51,121
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	150	154,720
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	30	30,944
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(b)(c)	5.00%	05/01/2023	30	30,944
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	102,160
				2,842,938
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-0.23%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	$25	$25,919
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2023	55	56,991
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2023	50	51,277
				134,187
New York-19.95%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	418,498
Dutchess County Local Development Corp. (Vassar College), Series 2013 A, RB	4.13%	01/01/2049	200	200,253
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	61,788
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2023	150	154,595
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	25	25,608
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	202,960
Metropolitan Transportation Authority, Series 2013 B, RB	5.00%	11/15/2038	295	301,510
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	11/15/2023	150	157,171
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2033	500	516,944
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2038	265	273,276
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	104,068
Metropolitan Transportation Authority (Green Bonds), Series 2016 A2, Ref. RB	5.00%	11/15/2023	155	161,306
Monroe County Industrial Development Corp. (University of Rochester), Series 2013 A, RB(b)(c)	5.00%	07/01/2023	20	20,737
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	275	283,394
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	41,573
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	145	151,532
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	51,560
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2023	100	103,321
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	100,641
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	233,827
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	51,962
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	462,458
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	71,942
New York (City of), NY Municipal Water Finance Authority, Series 2013 CC, RB	5.00%	06/15/2047	500	507,960
New York (City of), NY Municipal Water Finance Authority, Series 2013 DD, RB	3.50%	06/15/2034	160	160,578
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	200	209,632
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB(b)	5.00%	06/15/2023	125	129,457
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2025	100	104,816
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB	5.00%	06/15/2025	100	104,816
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	76,450
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	288,311
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2023	200	208,178
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2023	185	193,955
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB	5.00%	02/01/2026	200	204,213
New York (City of), NY Transitional Finance Authority, Subseries 2014 B1, RB	5.00%	11/01/2023	150	157,261
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2023	105	109,293
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2023	100	103,791
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB(b)	4.00%	02/01/2023	60	61,038
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	02/01/2023	130	132,241
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	02/15/2023	250	256,319
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	07/01/2023	5	5,184
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	205,543
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(b)	5.00%	03/15/2023	35	35,978
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	66,801
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	129,526
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(b)	5.00%	03/15/2023	130	133,631
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	350	340,771
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	25,720
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	56,524
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	46,629
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2023	235	245,066
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	60	62,570
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2031	$165	$173,101
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2026	50	51,702
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2027	100	103,404
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2026	25	25,587
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	46,118
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2030	170	174,157
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	204,700
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	50	51,242
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	40,965
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2030	265	271,479
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	204,827
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2023	35	35,970
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2023	100	102,771
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(b)	4.00%	10/15/2023	125	128,997
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,063
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	108,200
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2024	525	540,277
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	170	174,832
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	110,155
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	50	52,455
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2030	75	78,682
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2033	30	31,426
Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2028	100	104,910
Westchester County Local Development Corp. (Kendal on Hudson), Series 2013, Ref. RB(b)	5.00%	01/01/2028	200	202,665
				11,541,861
North Carolina-0.96%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	15,357
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	25	25,803
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	103,474
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	92,288
North Carolina State University at Raleigh, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	90	93,940
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy), Series 2013, Ref. RB	4.00%	06/01/2041	225	225,564
				556,426
Ohio-3.93%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2023	10	10,514
Cleveland (City of), OH, Series 2015, RB(b)(c)	5.00%	10/01/2023	15	15,657
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	20	20,731
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	25,913
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2023	125	127,581
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,481
Montgomery (County of), OH (Catholic Health Initiatives), Series 2009, RB(b)(c)	5.25%	11/13/2023	375	390,339
Northeast Ohio Regional Sewer District, Series 2013, RB(b)(c)	5.00%	05/15/2023	50	51,616
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,395
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	26,048
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	192,754
Ohio (State of), Series 2016-1, RB	5.00%	12/15/2023	50	52,462
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	900	938,728
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	120,664
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB(b)	5.00%	12/01/2023	100	104,762
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2023	150	153,843
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	20,986
				2,273,474
Oklahoma-0.26%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	41,329
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	40,785
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	$45	$45,655
Oklahoma County Independent School District No. 89 Oklahoma City, Series 2020 A, GO Bonds	2.50%	07/01/2023	25	25,241
				153,010
Oregon-0.30%
Oregon (State of) Department of Transportation, Series 2013 A, RB(b)(c)	5.00%	11/15/2023	25	26,184
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	20,949
Oregon (State of) Lottery, Series 2015 C, Ref. RB	5.00%	04/01/2023	25	25,713
Portland (City of), OR, Series 2016 B, Ref. RB	5.00%	06/15/2023	95	98,314
				171,160
Pennsylvania-2.15%
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(b)(c)	5.00%	11/01/2023	60	62,766
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	125	128,619
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	65	66,882
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2023	100	102,771
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2023	150	156,055
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	245,051
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2023	25	25,527
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	31,367
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	102,236
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2023	250	259,542
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	10	10,403
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	50	52,014
				1,243,233
South Carolina-1.89%
Charleston County School District, Series 2011 A, Ref. GO Bonds	5.00%	02/01/2023	125	127,986
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	525	537,365
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	71,795
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	180	184,286
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.50%	12/01/2053	20	20,606
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	102,725
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 S, Ref. RB	5.13%	12/01/2043	30	30,815
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	15,651
				1,091,229
South Dakota-0.15%
South Dakota (State of) Building Authority, Series 2013 B, RB(b)(c)	5.00%	06/01/2023	35	36,191
South Dakota (State of) Building Authority, Series 2013 B, RB(b)(c)	5.00%	06/01/2023	50	51,702
				87,893
Tennessee-0.71%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	25	25,516
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2033	100	101,921
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	26,153
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	15	15,315
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	60	61,258
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	35	35,734
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	25,913
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	103,686
Tennessee State School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	15,674
				411,170
Texas-7.99%
Bexar (County of), TX, Series 2013 A, GO Bonds(b)(c)	4.00%	06/15/2023	25	25,628
Bexar (County of), TX, Series 2013 B, GO Bonds(b)(c)	5.00%	06/15/2023	400	414,220
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	208,147
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	26,018
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	280,270
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	$65	$67,922
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	20,501
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	130,489
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	25,988
Grand Parkway Transportation Corp., Series 2013 B, RB(b)(c)	5.00%	10/01/2023	280	292,069
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	75	78,515
Houston (City of), TX, Series 2013 A, Ref. GO Bonds(b)(c)	5.00%	03/01/2023	55	56,448
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	25,649
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	189,800
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	65	66,583
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	135	138,287
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	500	510,299
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2023	605	623,944
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2023	130	134,071
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2026	70	71,189
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	351,565
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2025	50	50,936
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2023	150	155,831
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(b)(c)	5.00%	03/15/2023	100	102,769
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	90	93,456
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(b)(c)	4.00%	05/15/2023	25	25,561
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	4.00%	08/15/2023	130	133,695
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	5.00%	08/15/2023	35	36,410
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	140,928
Texas (State of) (Water Financial Assistance), Subseries 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	77,934
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	30,922
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	25,693
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,250
				4,621,987
Utah-0.08%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	46,444
Virginia-0.95%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	103,754
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	35	36,327
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)(c)	5.00%	09/01/2022	100	100,942
Virginia (State of) Public School Authority, Series 2012, Ref. RB(b)(c)	5.00%	08/01/2022	155	155,969
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,027
Virginia (State of) Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	145,642
				547,661
Washington-4.01%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	311,060
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2023	400	414,746
King (County of), WA, Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2023	15	15,548
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2023	90	92,840
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	475	475,892
Washington (State of), Series 2012 R, Ref. GO Bonds(b)(c)	5.00%	07/01/2022	125	125,390
Washington (State of), Series 2012 R, Ref. GO Bonds(b)(c)	5.00%	07/01/2022	85	85,265
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	25,898
Washington (State of), Series 2013 E, GO Bonds	4.00%	02/01/2043	500	502,586
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	62,192
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	208,206
				2,319,623
West Virginia-0.26%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	145	151,041
Wisconsin-0.92%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	383,780
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	$40	$40,905
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	105	105,445
				530,130
TOTAL INVESTMENTS IN SECURITIES(d)-98.12% (Cost $57,263,804)				56,761,216
OTHER ASSETS LESS LIABILITIES-1.88%				1,085,593
NET ASSETS-100.00%				$57,846,809

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.59%
Alabama-0.64%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	$100	$106,772
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	105,927
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	31,740
Alabama (State of) Public School and College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2024	45	47,182
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	105,357
				396,978
Arizona-2.04%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	255	268,760
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	523,190
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	159,544
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	20,258
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	147,548
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	42,343
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	106,362
				1,268,005
Arkansas-1.02%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	100,810
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	535,928
				636,738
California-17.19%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	100	105,971
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	60,780
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	52,836
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	53,498
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	107,019
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	235,886
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	104,838
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	133,493
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	105,662
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	42,897
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	107,019
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	130,676
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	37,057
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	235	247,025
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	26,416
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	652,816
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	106,547
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	107,591
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2024	35	37,621
California (State of) Department of Water Resources, Series 2014, RB(a)(b)	5.00%	12/01/2024	195	209,803
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	43,016
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	127,951
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,863
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	90,737
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2017, RB	5.00%	10/01/2024	100	106,901
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	73,894
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	80,176
California (State of) Public Works Board (Coalinga State Health), Series 2013 E, RB	5.00%	06/01/2024	125	128,913
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	106,135
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	105,773
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	103,087
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	105,368
California (State of) Statewide Communities Development Authority, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	365,268
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	$100	$104,373
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	200	214,632
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	53,523
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	53,352
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	40	42,681
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	143,957
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	104,389
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	31,073
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	247,582
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	200	211,588
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	210,542
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,304
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	42,520
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	212,210
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	26,131
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	21,318
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	53,317
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	42,654
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	105	111,966
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	165	175,947
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	133,293
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	213,269
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,330
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	264,590
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	26,580
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	212,640
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	74,306
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	106,278
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB	4.00%	10/15/2024	500	522,547
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,862
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	500	530,876
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2024	180	188,170
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,659
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	52,869
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	26,338
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	32,136
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	21,305
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	201,689
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	26,366
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RB	0.25%	03/01/2024	90	87,557
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	211,127
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	267,602
Southern California Public Power Authority (Windy Point/Windy Flast), Series 2020, Ref. RB	5.00%	07/01/2030	205	214,320
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	55	57,800
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,256
University of California, Series 2013 AF, RB	5.00%	05/15/2024	110	113,528
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	36,957
Washington Township Health Care District, Series 2013 A, GO Bonds	5.00%	08/01/2043	500	519,384
Washington Township Health Care District, Series 2013 B, GO Bonds	5.00%	08/01/2043	250	259,692
				10,675,918
Colorado-1.05%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	37,576
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	42,882
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2013 A, RB	5.00%	01/01/2044	150	154,977
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2024	140	146,879
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	26,626
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	48,279
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	26,796
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	$20	$21,508
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	113,488
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	33,796
				652,807
Connecticut-1.97%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2026	500	524,000
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	104,655
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	79,504
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	94,984
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	106,067
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	211,462
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2024	100	104,945
				1,225,617
District of Columbia-0.68%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	37,595
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	21,158
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	37,019
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	238,753
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	40	42,839
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	26,743
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	15,812
				419,919
Florida-4.60%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	4.00%	12/01/2044	145	145,147
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	5.00%	12/01/2044	500	515,767
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	106,489
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	174,519
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	69,067
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	100	103,968
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	154,384
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	26,567
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	31,887
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	105,525
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	104,199
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	95,271
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	116,304
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,168
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	25,621
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	519,631
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	128,309
Pasco (County of), FL, Series 2014 B, RB	4.00%	10/01/2044	100	101,269
School District of Broward County, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	111,459
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	197,723
				2,858,274
Georgia-1.58%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2026	150	156,621
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	52,084
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	103,924
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	288,584
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	53,745
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	100	107,022
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	21,363
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	21,003
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	10,532
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	26,277
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	$25	$26,277
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	106,363
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,659
				984,454
Hawaii-0.45%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	106,925
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	80,193
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	53,462
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2024	40	42,023
				282,603
Illinois-7.31%
Chicago (City of), IL, Series 2008 C, Ref. RB	5.00%	01/01/2024	250	259,777
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	101,550
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	25,689
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	32,209
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	155,419
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	155,525
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	106,222
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	360	372,340
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2024	150	156,796
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2024	60	62,718
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	85	88,871
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	148,857
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	208,597
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	52,355
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,373
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,333
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	216,903
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	102,930
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	20,390
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	20,860
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	154,278
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	26,582
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	31,898
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	01/01/2024	150	157,299
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,605
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	128,026
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	37,226
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	42,309
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	209,700
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	244,051
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	62,862
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2024	500	523,849
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	62,909
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	515,107
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,359
				4,540,774
Indiana-0.39%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,728
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	26,502
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	21,055
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	105,274
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	26,702
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	50,734
				240,995
Iowa-0.09%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	58,306
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.21%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	$45	$47,955
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	25,416
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	58,536
				131,907
Kentucky-0.26%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	159,038
Louisiana-1.05%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	73,632
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	125	133,744
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,291
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2026	165	174,585
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	159,139
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	16,116
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	32,232
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	56,018
				650,757
Maine-0.39%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	218,571
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	21,290
				239,861
Maryland-3.04%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	84,047
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	47,276
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	105,457
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	124,384
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,765
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	30	31,997
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	21,141
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,666
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	115	122,655
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	69,327
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	36,998
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	53,328
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	547,099
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	103,965
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	48,027
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	103,882
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	42,887
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	192,992
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	107,218
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,734
				1,889,845
Massachusetts-4.15%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	212,961
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	30,331
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	47,816
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	187,502
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	337,343
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	535,721
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	25	26,560
Massachusetts (Commonwealth of) Transportation Fund Revenue (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	500	522,940
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	10,626
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	$285	$301,852
Massachusetts (State of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	21,356
Massachusetts (State of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	210,825
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	26,609
Massachusetts Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	106,591
				2,579,033
Michigan-2.80%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	142,338
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	238,100
Michigan (State of) Finance Authority, Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	521,462
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	168,928
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	90,565
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	37,291
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	122,529
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	159,962
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	21,008
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,975
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	31,289
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	21,202
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	73,839
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	89,806
				1,739,294
Minnesota-0.79%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	103,384
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	283,799
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	105,058
				492,241
Mississippi-0.03%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	16,039
Missouri-1.18%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	16,072
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	31,682
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	197,488
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,589
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	26,472
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	90	95,392
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	26,593
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	327,506
				731,794
Nebraska-0.58%
Nebraska (State of) Public Power District, Series 2021 C, Ref. RB	5.00%	01/01/2024	145	152,265
Omaha (City of), NE Public Power District, Series 2014 AA, Ref. RB	5.00%	02/01/2032	120	125,360
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	63,928
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,149
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	10,514
				362,216
Nevada-0.82%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	127,382
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	105,731
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	104,768
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	31,810
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	$75	$79,525
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	31,839
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	25	26,309
				507,364
New Jersey-3.68%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	105,306
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	180	189,550
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2024	125	127,617
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	196,485
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	78,243
New Jersey (State of) Economic Development Authority, Series 2014, RB	5.00%	06/15/2040	150	153,930
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	100,544
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB(a)(b)	5.00%	01/01/2024	15	15,723
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	244,227
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	134,795
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	26,468
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	104,325
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	200	205,425
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	150,643
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	26,468
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	106,320
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	105,526
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	131,003
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	36,655
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	45	47,006
				2,286,259
New Mexico-0.35%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	115	121,246
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	15,837
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	26,549
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	52,082
				215,714
New York-15.16%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2024	100	104,625
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	211,166
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	105,583
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	55	57,303
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	213,090
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	105,775
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	205	213,585
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	105,053
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	16,050
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	52,632
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	58,471
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	133,844
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2028	25	26,534
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	106,135
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2024	130	137,560
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	21,281
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	131,171
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	52,426
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	25,913
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	42,330
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	40	42,251
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	$10	$10,176
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	26,631
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	154,461
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,326
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,653
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,653
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	201,502
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	214,000
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	85	90,546
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	80,250
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	50	53,262
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	209,802
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,682
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	500	520,988
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	211,120
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	68,203
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2045	10	10,426
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	100	104,927
New York (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	25,749
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	753,058
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,844
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	15,710
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	85,774
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	37,042
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	211,476
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	100	105,467
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	50	53,273
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2024	25	26,386
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	15,731
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	57,841
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	210	219,938
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	104,643
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	52,528
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,753
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	236,215
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	10,554
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	26,362
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	21,180
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	58,394
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	522,194
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2024	150	158,317
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,632
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	106,320
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	312,018
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	26,591
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2030	250	264,568
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	106,364
New York State Environmental Facilities Corp. (NYC Municipal Water Fund), Series 2013 A, RB	5.00%	06/15/2024	130	134,247
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	157,558
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	210,041
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	210,005
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	290,247
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	10,252
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,985
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	353,860
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	20	21,446
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	120	128,676
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	206,449
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	58,958
				9,420,032
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.40%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2024	$45	$47,218
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	160,696
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	112,864
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	52,654
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,595
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	26,488
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,613
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	106,133
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	47,191
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2024	215	225,290
University of North Carolina at Greensboro, Series 2014, RB(a)	4.00%	04/01/2039	60	62,158
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	10,552
				872,452
Ohio-1.64%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	50	52,967
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2024	185	194,360
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	105,822
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	31,369
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	209,506
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	107,110
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,677
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	41,907
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	214,114
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	21,375
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,367
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	10	10,749
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,613
				1,015,936
Oklahoma-0.31%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,650
Cleveland (County of), OK Educational Facilities Authority (Norman Public School), Series 2019, RB	5.00%	06/01/2024	100	105,930
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	58,141
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,565
				190,286
Oregon-0.72%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,621
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	15	15,931
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	30	31,816
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	26,843
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	26,833
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,990
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	37,566
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	32,200
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	195	209,297
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	37,187
				449,284
Pennsylvania-3.82%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	63,413
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	134,140
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	158,289
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	700	744,528
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	106,574
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	94,088
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	186,505
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	69,019
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	339,531
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	212,640
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	$150	$159,820
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	105,629
				2,374,176
Rhode Island-0.13%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	79,926
South Carolina-0.64%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	52,716
Piedmont Municipal Power Agency, Series 2017 B, Ref. RB	5.00%	01/01/2024	20	20,906
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	53,115
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	137,304
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	31,552
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	104,612
				400,205
South Dakota-0.10%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	5,021
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	55,065
				60,086
Tennessee-0.44%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,820
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	52,062
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	84,331
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	53,499
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	58,875
				274,587
Texas-9.09%
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	265,817
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	37,370
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,354
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	90,277
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,658
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	37,305
Board of Regents of The University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	50	53,292
Board of Regents of The University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	37,305
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	65,749
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	80	80,493
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	532,062
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	105,249
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	140	146,486
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	130,657
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	32,194
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	48,290
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	69,753
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	128,835
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	42,575
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(a)(b)	4.00%	08/15/2024	35	36,503
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	42,678
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	31,577
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	175,680
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	55	58,194
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	37,536
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	58,726
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	45	48,261
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	$40	$42,898
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,213
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	110,584
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	52,625
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2024	100	105,353
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,367
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	130,962
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	30	31,407
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,958
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	4.00%	07/01/2032	150	154,650
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	142,087
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2024	165	174,291
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	73,656
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2024	150	157,796
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	120	128,451
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	100	107,043
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	301,220
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	105,691
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	68,699
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	30	31,707
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	21,057
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	93,510
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	95,122
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	116,260
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,702
Texas (State of) (Water Financial Assistance), Subseries 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	31,971
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	135	142,633
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	80,318
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	21,418
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	37,071
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	115	123,081
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	53,331
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	289,578
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	47,947
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	117,205
				5,645,738
Utah-1.11%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	518,776
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	110	110,936
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,986
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	42,455
				688,153
Virginia-1.30%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,714
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	102,247
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	36,966
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,676
Virginia (State of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	65	68,417
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	25	25,554
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2024	10	10,525
Virginia (State of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	475	506,410
Virginia Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	37,109
				808,618
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-2.71%
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2024	$80	$85,090
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	158,817
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	158,898
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	524,223
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	214,675
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	209,536
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	46,747
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	21,273
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	75	79,943
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	159,547
Washington (State of) Health Care Facilities Authority (Providence Health), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	25,695
				1,684,444
West Virginia-0.45%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,636
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	267,489
				278,125
Wisconsin-1.23%
Wisconsin (State of), Series 2013, Ref. GO Bonds(a)	5.00%	05/01/2024	30	30,930
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	26,829
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,681
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	21,463
Wisconsin (State of), Series 2018 A, GO Bonds(a)	5.00%	05/01/2024	100	103,147
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	25	26,480
Wisconsin (State of) Department of Transportation, Series 2015 A, RB	5.00%	07/01/2031	200	210,709
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	74,454
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	247,147
				761,840
TOTAL INVESTMENTS IN SECURITIES(d)-98.59% (Cost $62,464,752)				61,246,638
OTHER ASSETS LESS LIABILITIES-1.41%				873,860
NET ASSETS-100.00%				$62,120,498

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.08%
Alabama-0.79%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	$200	$219,394
Auburn (City of), AL, Series 2015, GO Bonds	4.00%	05/01/2045	50	50,541
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	218,670
				488,605
Alaska-0.35%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	100	106,795
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	106,508
				213,303
Arizona-1.76%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	107,637
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2025	200	217,678
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	26,396
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	131,041
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	70,138
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	532,294
				1,085,184
California-17.20%
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	109,274
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	200	217,289
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	64,971
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	106,793
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	81,140
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	107,776
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	107,776
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	108,797
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	108,254
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	500	539,364
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	150	161,667
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	54,667
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	169,133
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	50	54,775
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	500	514,114
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	30,467
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	200	219,963
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	109,687
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	541,029
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	527,686
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	109,032
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	41,627
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	22,003
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	253,035
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	550,077
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	215,630
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	64,689
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	161,739
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	199,320
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	109,041
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	162,943
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	160	171,628
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	53,415
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	210,914
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	69,636
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	$45	$48,162
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	42,562
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	200	217,124
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	214,293
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	433,628
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	43,448
Metropolitan Water District of Southern California, Series 2015 A, RB	4.00%	07/01/2045	200	202,864
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	108,870
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	109,006
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	43,099
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	200	203,674
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,124
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	112,383
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	107,562
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	130,232
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	70,400
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	79,961
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	65,336
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	269,785
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	165,996
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	108,526
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	124,555
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	70,365
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	108,573
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,613
Southern California Public Power Authority (Canyon Power), Series 2020 A, Ref. RB	5.00%	07/01/2035	500	537,981
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	32,545
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	95	102,124
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	65	69,337
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2045	200	202,336
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	151,236
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2045	25	26,692
				10,577,743
Colorado-0.96%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,829
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	25	27,502
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	54,433
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	27,522
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	87,720
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	165	175,910
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	205,748
				589,664
Connecticut-1.89%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	214,327
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	224,437
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2029	80	86,034
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	95	101,503
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2035	40	42,677
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	109,706
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	108,561
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	272,253
				1,159,498
Delaware-0.35%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	215,414
District of Columbia-0.26%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	53,858
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	107,204
				161,062
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-3.09%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	$25	$27,046
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2025	150	160,400
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	49,104
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	81,841
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	70,684
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,905
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	43,672
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	141,842
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	81,885
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	32,582
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	50,203
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	100,756
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	214,014
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	25	26,657
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	224,137
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	10	10,754
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	10	10,734
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,633
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	107,720
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	40	43,162
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	236,068
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	75,059
Tampa Bay (City of), FL, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	71,120
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	16,191
				1,902,169
Georgia-2.99%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	205	218,001
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	65,660
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	108,608
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	109,263
Georgia (State of), Series 2015 A, GO Bonds	5.00%	02/01/2027	20	21,548
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	54,498
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	180,753
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	54,159
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	530,026
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	59,406
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	32,272
Metropolitan Atlanta Rapid Transit Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	200	217,490
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	184,640
				1,836,324
Hawaii-1.16%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	164,327
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	142,328
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	272,359
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	134,998
				714,012
Illinois-4.43%
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	109,174
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	100	104,296
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	26,433
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	26,396
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	300	316,683
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	248,053
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	142,488
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	54,254
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	80,418
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	$25	$26,772
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	48,189
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	100	106,137
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	508,559
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	40,600
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	21,159
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	16,052
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	106,129
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2035	500	503,753
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,428
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,787
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	21,209
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	47,627
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	21,389
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	65	69,442
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	21,367
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	30	31,837
				2,724,631
Indiana-2.56%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	125	125,021
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	323,364
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	562,662
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	513,672
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	49,131
				1,573,850
Kansas-0.47%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	216,178
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	21,223
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	51,884
				289,285
Kentucky-0.49%
Kentucky (State of) Asset Liability Commission, Series 2014, Ref. RB	5.00%	09/01/2025	100	106,316
Kentucky (State of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	100	101,309
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	96,213
				303,838
Louisiana-0.81%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	107,842
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	10	10,508
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	162,048
Louisiana (State of) Public Facilities Authority (Lafayette General Health System), Series 2016 A, Ref. RB(a)(b)	5.00%	11/01/2025	200	217,806
				498,204
Maryland-2.03%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	130	140,709
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	109,215
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	546,572
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health System (The)), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	75,413
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	103,688
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	108,526
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	161,293
				1,245,416
Massachusetts-4.24%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	37,731
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	43,014
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	88,945
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	$110	$116,909
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	54,372
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	149,677
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	264,335
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	150	151,673
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	53,749
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	273,983
Massachusetts (Commonwealth of) Transportation Fund Revenue (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	100	106,965
Massachusetts (State of) Bay Transportation Authority, Series 2015 B, Ref. RB	5.00%	07/01/2029	40	43,220
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	500	502,366
Massachusetts (State of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	105,826
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	76,482
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	216,658
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	214,985
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	107,044
				2,607,934
Michigan-1.82%
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	151,516
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,775
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	401,658
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	31,975
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	319,640
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	104,696
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	63,476
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2025	35	37,691
				1,121,427
Minnesota-0.52%
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	317,876
Mississippi-0.18%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	109,483
Missouri-1.39%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	415	417,369
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	39,895
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,700
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	264,297
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	107,084
				853,345
Nebraska-0.30%
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	106,458
Public Power Generation Agency (Whelan Energy Center Unit), Series 2015, Ref. RB	5.00%	01/01/2028	75	80,173
				186,631
Nevada-1.34%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	292,740
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	222,135
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	184,568
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	124,542
				823,985
New Jersey-3.40%
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	200	216,759
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	180	193,561
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	40	43,732
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	370	394,227
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	$200	$215,687
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	282,199
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	105,300
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	75,047
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	535	560,623
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,360
				2,092,495
New York-16.91%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	108,120
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	232,008
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	214,792
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	265	281,980
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	214,782
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	108,291
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	80,584
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	75,109
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	35	36,857
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2025	100	106,066
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	449,204
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	97,408
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2039	200	213,665
New York (City of), NY, Series 2015, Ref. RB	5.00%	06/15/2046	25	26,595
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	218,108
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	119,960
New York (City of), NY Transitional Finance Authority, Series 2015 A1, RB	5.00%	08/01/2037	85	90,701
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	323,523
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	150	162,132
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	37,157
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	26,303
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	210,432
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	250	252,193
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	75	78,406
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	530,048
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	02/01/2032	185	197,023
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	109,663
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	54,831
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	194,486
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	161,307
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	80,248
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2025	100	105,025
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	200	211,593
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2025	200	215,852
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	107,335
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	91,211
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	113,438
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	42,924
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	216,152
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	188,558
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	42,565
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	575	608,329
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	4.00%	03/15/2027	150	158,567
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	108,036
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	108,876
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	218,022
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	108,152
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	54,275
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	208,796
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	$45	$46,793
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	118,046
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	213,173
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	102,984
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	210,974
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2027	20	21,754
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	16,187
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	159,426
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	106,768
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	439,456
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	545,892
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	260	281,561
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	81,756
Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	51,162
				10,395,620
North Carolina-0.99%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	119,826
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	108,416
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	160,693
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	219,102
				608,037
Ohio-1.32%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	106,051
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	26,790
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	163,728
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	108,496
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	160,641
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	93,354
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	153,726
				812,786
Oklahoma-0.18%
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	108,440
Oregon-1.09%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,727
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	548,982
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	107,806
				667,515
Pennsylvania-3.83%
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	100	107,624
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	306,044
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	111,764
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	102,315
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	533,880
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	207,779
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	105,916
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	130,683
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	36,126
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	103,630
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	105,027
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,444
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	216,421
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	$150	$161,023
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	118,578
				2,352,254
South Carolina-0.78%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	215,257
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	217,790
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	45,488
				478,535
Tennessee-0.31%
Jackson (City of), TN (Jackson-Madison), Series 2015, Ref. RB	4.00%	04/01/2041	25	24,831
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	43,561
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	10	10,758
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,442
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,942
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	93,066
				188,600
Texas-9.63%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	183,578
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	161,240
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	264,652
Central Texas Regional Mobility Authority, Series 2015, RB(a)(b)	5.00%	07/01/2025	500	543,725
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	106,154
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	215	222,979
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	78,568
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	150	164,973
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	50	54,991
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	21,582
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	200	215,824
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	76,308
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	168,238
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	413,921
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	142,156
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	219,593
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	124,707
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	216,700
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	105,401
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	210,633
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	115	120,951
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	153,920
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	188,861
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	107,394
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	160,748
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	53,601
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	163,718
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	108,910
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	216,814
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	330,701
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	123,723
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	107,084
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	135,341
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	105,933
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	145,891
				5,919,513
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.53%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	$100	$108,995
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	151,663
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	65,275
				325,933
Vermont-0.03%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	21,064
Virginia-2.42%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	79,935
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	153,812
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	544,506
Virginia (State of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	43,137
Virginia (State of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	231,686
Virginia (State of) College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2025	130	140,089
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	130,142
Virginia (State of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	71,011
Virginia (State of) Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	93,791
				1,488,109
Washington-4.55%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	30	32,930
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	82,325
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	82,325
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	164,650
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	107,905
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	80,697
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	182,756
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	544,193
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	123,773
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	43,051
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	59,196
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	21,568
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,941
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	48,139
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,682
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	133,330
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	215,873
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	16,093
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	122,843
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	149,148
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	212,759
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	272,635
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	37,274
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	41,373
				2,796,459
Wisconsin-0.73%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	178,204
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	270,006
				448,210
TOTAL INVESTMENTS IN SECURITIES(d)-98.08% (Cost $62,374,501)				60,302,453
OTHER ASSETS LESS LIABILITIES-1.92%				1,180,584
NET ASSETS-100.00%				$61,483,037

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.55%
Alabama-1.21%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	$20	$22,367
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2016 A, RB	4.00%	02/01/2046	200	194,299
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	66,983
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	20,143
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	131,621
				435,413
Arizona-1.30%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	109,709
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	214,039
City of Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	40	44,228
City of Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	27,427
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	70,013
				465,416
California-18.02%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	101,075
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,651
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	85,834
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	27,673
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,537
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	463,708
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	110,314
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	145,728
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	109,776
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	16,582
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	67,142
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	102,704
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	55,755
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	22,195
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	55,324
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016, Ref. RB	3.00%	03/01/2039	270	234,505
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	10,875
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	71,112
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	250	205,716
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	25,015
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	44,826
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	63,475
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	206,364
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	37,822
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	33,505
California (State of) Public Works Board (Various Capital), Series 2016 A, Ref. RB	4.00%	11/01/2032	220	230,679
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	27,969
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2041	60	60,433
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	190	190,496
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	108,327
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	100	107,696
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	201,859
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	25	26,745
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	109,935
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	45,437
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	273,097
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	$25	$27,226
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	33,354
Livermore Valley Joint Unified School District, Series 2016, GO Bonds	3.00%	08/01/2046	120	104,699
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	132,773
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	53,897
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	107,229
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,501
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	277,327
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	250	231,328
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	42,616
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	170,118
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	166,845
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	107,806
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2030	195	215,139
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,411
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	203,280
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	31,942
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	21,009
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	65,801
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	136,242
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	124,009
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	20,902
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	33,126
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	38,486
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	44,344
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	77,920
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	26,946
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	19,809
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	111,162
Western Placer Unified School District, Series 2016, Ref. COP, (INS - AGM)(c)	3.13%	08/01/2047	120	109,790
				6,470,923
Colorado-1.80%
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	167,061
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	33,442
Commerce City (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	61,168
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,896
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	235,482
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	26,620
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	11,111
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	99,274
				645,054
Connecticut-1.72%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	27,222
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	111,277
Connecticut (State of), Series 2016 A, RB	4.00%	09/01/2035	25	25,592
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	50	49,206
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	61,305
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	144,266
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	22,011
Connecticut (State of) Health & Educational Facilities Authority (Connecticut College), Series 2016 L1, Ref. RB	4.00%	07/01/2046	175	175,121
				616,000
District of Columbia-1.69%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	55,093
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	192,755
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	16,512
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	$35	$38,984
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	16,472
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	16,437
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	271,089
				607,342
Florida-3.80%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	100	109,832
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	102,063
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	82,717
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	44,029
Hillsborough (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	120	129,561
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	25	27,194
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	108,675
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	33,035
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	71,100
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	106,011
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	137,087
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,874
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,971
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	10,971
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	55,271
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	22,230
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	145	154,414
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	59,365
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	11,016
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	27,511
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	27,453
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	21,855
				1,363,235
Georgia-1.88%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	70	77,732
Fulton (County of), GA Development Authority (Piedmont Healthcare), Series 2016 A, Ref. RB	3.63%	07/01/2041	60	59,134
Georgia (State of), Series 2015 A, GO Bonds	5.00%	02/01/2026	75	80,891
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	78,830
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	186,851
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	38,596
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	54,894
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	61,017
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	38,860
				676,805
Hawaii-0.58%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	95,118
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	111,903
				207,021
Illinois-5.22%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	103,555
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	261,389
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2026	90	95,811
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,711
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	220	233,837
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2038	100	105,962
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2026	30	32,657
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	110,575
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	85,883
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	434,582
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	234,758
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	15,859
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	58,358
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	$60	$64,062
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	25	26,964
				1,874,963
Indiana-0.56%
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	115	123,620
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	27,577
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	45	50,080
				201,277
Iowa-0.41%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	50,084
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	98,833
				148,917
Kansas-0.20%
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	65	73,584
Kentucky-0.57%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	50	54,773
Kentucky (State of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	21,942
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	21,532
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	107,186
				205,433
Louisiana-0.46%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	163,958
Maryland-1.38%
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	27,920
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	100	107,668
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	44,672
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	72,592
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	75	83,601
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	112,079
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	28,069
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,619
				497,220
Massachusetts-4.41%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	65,557
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	353,768
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	27,808
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	90	100,808
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	22,246
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	221,660
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	76,652
Massachusetts (State of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	184,348
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	336,783
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	42,912
Massachusetts (State of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	65	71,460
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	75	77,938
				1,581,940
Michigan-2.51%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	201,147
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	126,961
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	21,805
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	43,556
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	38,041
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	164,212
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	4.00%	11/15/2047	155	155,034
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	$45	$47,429
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	20,264
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	82,766
				901,215
Minnesota-0.42%
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	95,342
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	53,840
				149,182
Mississippi-0.29%
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	103,005
Missouri-0.60%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	35,351
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	50	53,500
Missouri (State of) Joint Municipal Electric Utility Commission, Series 2016 A, Ref. RB	5.00%	12/01/2040	80	86,558
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	38,537
				213,946
Nebraska-0.75%
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	270,906
Nevada-0.67%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	11,206
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	27,296
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	105,491
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	42,903
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	22,166
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	33,056
				242,118
New Jersey-3.44%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2016 A, RB, (INS - AGM)(c)	3.25%	07/01/2041	95	89,918
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	164,557
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	217,096
New Jersey (State of) Educational Facilities Authority (Montclair State University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	157,525
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	296,260
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	50	53,730
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	258,045
				1,237,131
New Mexico-0.74%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	265,011
New York-15.20%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	150	139,403
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	184,963
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,952
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	22,277
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	174,644
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	385,351
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	104,890
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	250	248,284
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	128,912
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	80,639
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	174,250
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	70,029
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	107,340
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	$25	$26,825
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	240	261,945
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	59,787
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	27,085
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	70	77,939
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,749
New York (City of), NY, Subseries 2016 CC1, Ref. RB	5.00%	06/15/2038	100	109,926
New York (City of), NY, Subseries 2016, Ref. RB	5.00%	06/15/2037	415	454,707
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	100	101,750
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	90	99,902
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	37,576
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,937
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	16,362
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	108,576
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	15,694
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	33,670
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	90	97,899
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	35	37,601
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	267,680
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	44,064
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	38,675
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	110,499
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	11,024
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	55,249
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	49,153
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	16,549
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	66,616
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	38,614
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	138,784
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB	5.00%	03/15/2026	5	5,516
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	152,232
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	22,296
New York (State of) State Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	228,532
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	165	175,120
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	25	27,710
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	95	104,300
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	234,657
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	41,066
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	27,567
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	165,525
				5,457,292
North Carolina-0.95%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	94,655
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	27,840
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	22,150
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	16,746
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	59,506
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	28,324
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2029	50	54,425
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	37,843
				341,489
Ohio-2.35%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	158,118
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	27,556
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	150,890
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	39,175
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	33,307
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	47,439
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	53,827
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	$70	$76,587
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,578
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	92,523
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	54,297
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	43,491
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	44,462
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	16,851
				844,101
Oklahoma-0.68%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	55,660
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	11,035
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	16,654
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	125	134,686
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	27,177
				245,212
Oregon-0.48%
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	173,207
Pennsylvania-4.65%
Lehigh (County of), PA (Lehigh Valley Health), Series 2016 A, Ref. RB	4.00%	07/01/2035	200	203,592
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	92,441
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	70,445
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	37,538
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	326,111
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	33,118
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	150	164,915
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	67,128
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	80	88,297
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	170	165,811
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	48,971
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University), Series 2016, Ref. RB	4.00%	05/01/2036	210	210,546
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	159,378
				1,668,291
Rhode Island-0.27%
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	43,618
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	54,831
				98,449
South Carolina-0.69%
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016, RB	5.25%	08/15/2046	65	68,417
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	160,279
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	19,321
				248,017
Tennessee-1.32%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	55,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	111,438
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	236,580
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	39,109
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	32,431
				474,618
Texas-9.67%
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	66,805
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	244,950
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	150,432
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	39,001
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	$100	$110,085
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	174,903
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	32,735
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	180,093
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,489
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	65,845
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	103,699
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	150	156,525
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	28,058
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	65,899
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,950
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	76,772
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	45	49,236
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	55,043
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	26,140
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2046	100	75,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/01/2051	200	150,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	33,294
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	100	108,695
North Texas Tollway Authority, Series 2016 A, Ref. RB	4.00%	01/01/2039	130	132,614
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	39,256
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	165	181,734
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	16,284
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	145,232
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	221,096
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	32,679
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	39,151
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	106,035
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	31,729
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	81,698
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	424,903
				3,473,060
Utah-0.30%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	82,801
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	25,533
				108,334
Virginia-2.07%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	28,738
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	128,708
Hampton Roads Transportation Accountability Commission, Series 2021 A, RB	5.00%	07/01/2026	200	222,543
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	22,058
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	27,178
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	10,505
Virginia (State of) College Building Authority (21st Century College), Series 2017, RB	5.00%	02/01/2026	40	44,101
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	38,589
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	220,956
				743,376
Washington-3.41%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	159,394
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	22,271
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	$50	$55,306
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	10	11,136
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	250	278,386
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,687
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	55,602
King County School District No. 411, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	33,092
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	10,182
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	50	55,089
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	220,297
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	43,599
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	10,878
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	44,050
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	10,979
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	35	38,719
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	27,531
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	32,549
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	99,195
				1,224,942
Wisconsin-1.88%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	222,149
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	66,331
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	22,238
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,878
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	102,811
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health), Series 2016 A, Ref. RB	4.00%	11/15/2046	235	235,160
				674,567
TOTAL INVESTMENTS IN SECURITIES(e)-98.55% (Cost $37,023,648)				35,391,970
OTHER ASSETS LESS LIABILITIES-1.45%				521,143
NET ASSETS-100.00%				$35,913,113

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $225,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.43%
Alabama-1.31%
Tuscaloosa (County of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	$260	$281,227
Arizona-2.10%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	114,225
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	111,444
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	225,061
				450,730
California-19.04%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	10,093
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	28,226
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	133,131
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	16,680
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	56,419
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	225,905
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	100	113,955
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	381,481
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	85,582
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	135	154,048
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,658
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	268,813
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	212,670
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,988
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	194,488
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	56,572
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	33,787
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	327,144
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	48,644
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	220,215
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	11,364
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	311,501
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	11,328
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	45,746
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,719
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	220,422
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	240,894
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	215	218,015
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	98,800
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	102,727
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	20,281
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	140,291
				4,078,587
Colorado-0.73%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	99,455
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	10	11,394
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	45,710
				156,559
Connecticut-1.40%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	27,683
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	27,497
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	22,489
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	112,836
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	108,840
				299,345
District of Columbia-3.08%
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	659,617
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.49%
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	$285	$316,927
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	44,393
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	50,016
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	22,033
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	91,296
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	38,228
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	50,821
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	10	11,046
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	336,653
				961,413
Georgia-4.23%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	61,210
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	224,412
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	609,175
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	11,264
				906,061
Hawaii-0.85%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	10	11,039
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	39,616
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	57,005
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	73,392
				181,052
Idaho-0.37%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	78,947
Illinois-6.29%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	218,097
Chicago O’Hare International Airport, Series 2017 C, Ref. RB	5.00%	01/01/2041	100	107,208
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	108,939
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	107,522
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	450	492,535
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	95	106,375
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	25	27,638
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	27,399
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	150,603
				1,346,316
Indiana-0.42%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	44,699
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	44,568
				89,267
Kansas-1.28%
Johnson (County of), KS Public Building Commission, Series 2018 A, RB	4.00%	09/01/2027	10	10,722
University of Kansas Hospital Authority, Series 2017, Ref. RB	5.00%	03/01/2047	250	262,969
				273,691
Louisiana-0.90%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	54,851
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	110,668
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	28,264
				193,783
Maryland-2.90%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,972
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	28,489
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,958
Maryland (State of) (Bid Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	245	279,193
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	142,116
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	$20	$22,492
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	115,628
				621,848
Massachusetts-2.86%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	56,419
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	17,093
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	34,045
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	505,086
				612,643
Michigan-0.63%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	134,317
Minnesota-1.54%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	33,206
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	11,439
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	250	285,154
				329,799
Mississippi-0.05%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	11,385
Missouri-1.35%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	221,645
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	68,103
				289,748
Nebraska-0.13%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	27,387
New Jersey-1.91%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	78,149
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	109,400
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	112,984
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	28,161
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	25,175
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,518
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	35,072
				409,459
New Mexico-0.48%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	101,712
New York-16.78%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	49,659
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	214,976
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	482,066
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	105,499
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	225,611
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	250	264,964
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	55,045
New York & New Jersey (States of) Port Authority, Series 2022, Ref. RB	4.00%	12/01/2027	100	108,362
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	111,789
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	78,983
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	38,514
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	44,232
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	154,249
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	16,837
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	240	271,785
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	45,244
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	27,566
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	$35	$39,006
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	38,836
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	110,191
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	37,467
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	65,966
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	152,905
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	38,911
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	219,590
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	56,267
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	162,456
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	37,939
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	104,695
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	34,138
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	43,992
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	22,171
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	11,190
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,826
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	112,090
				3,594,017
North Carolina-0.46%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	42,974
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	20	22,608
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	33,835
				99,417
Ohio-2.46%
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	223,102
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	145,779
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	22,797
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	11,387
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	11,314
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	57,215
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	22,483
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	33,560
				527,637
Oklahoma-0.50%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	107,455
Oregon-0.89%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	78,808
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	111,777
				190,585
Pennsylvania-3.65%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2029	15	16,895
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	20	21,909
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	106,426
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	44,149
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	195	217,898
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	110,372
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	39,491
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	16,756
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	16,381
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	55,745
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	51,263
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	$50	$52,550
Philadelphia Gas Works Co. (1998 General Ordinance), Series 2017, Ref. RB	5.00%	08/01/2042	30	32,806
				782,641
Rhode Island-0.12%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,899
South Carolina-2.09%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,385
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	383,063
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	55,154
				448,602
South Dakota-0.14%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	30,083
Tennessee-0.13%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	26,911
Texas-7.06%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	81,339
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	39,763
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	50,509
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	40	44,783
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	195,234
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	57,173
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	15	16,384
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	30	32,012
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	33,967
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	152,429
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	272,185
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	167,666
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	72,924
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	196,042
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	27,987
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	28,297
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,975
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	28,181
				1,512,850
Virginia-1.17%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	177,795
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	54,960
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	5,615
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	11,280
				249,650
Washington-2.11%
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	39,773
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	111,793
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	27,805
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	11,157
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	22,707
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	39,465
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	87,861
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	33,734
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	$10	$11,354
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	67,034
				452,683
Wisconsin-2.53%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	22,525
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	11,109
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	264,675
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2027	215	242,500
				540,809
TOTAL INVESTMENTS IN SECURITIES(d)-98.43% (Cost $22,386,209)				21,084,132
OTHER ASSETS LESS LIABILITIES-1.57%				335,277
NET ASSETS-100.00%				$21,419,409

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.76%
Arizona-1.31%
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	$50	$56,675
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	28,127
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	195,259
				280,061
Arkansas-0.16%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	33,292
California-14.38%
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	118,635
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	226,444
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	100	115,926
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	120,020
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	216,983
Chaffey Community College District, Series 2019 A, GO Bonds	3.00%	06/01/2046	185	161,636
Corona-Norco Unified School District, Series 2019 C, GO Bonds	4.00%	08/01/2049	15	15,189
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	66,383
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	15	17,061
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	22,235
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	223,834
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	155,407
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	62,920
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	167,581
Los Angeles Unified School District, Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	11,242
Los Angeles Unified School District, Series 2018 B-1, GO Bonds	5.25%	07/01/2042	50	55,690
Orange County Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	112,308
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	83,137
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	15	17,384
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	39,995
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	21,347
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	205,747
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	96,231
San Leandro Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	150	151,867
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	68,146
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	51,298
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	33,625
University of California, Series 2018, Ref. RB	5.00%	05/15/2037	45	50,556
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	139,814
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	192,588
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	47,358
				3,068,587
Colorado-2.81%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	59,608
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	34,799
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	25,176
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	27,621
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	11,048
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	11,201
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	17,252
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	85,865
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	25	28,517
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	15	16,425
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	45,265
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	237,142
				599,919
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-1.69%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	$100	$113,648
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	246,943
				360,591
Delaware-0.11%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	10	11,487
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	11,486
				22,973
District of Columbia-1.33%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	34,170
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	28,690
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	220,812
				283,672
Florida-3.22%
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	20	21,589
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	20	22,863
City of South Miami Health Facilities Authority, Inc. (Mayo Clinic), Series 2017, Ref. RB	5.00%	08/15/2028	35	38,597
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,997
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	95,958
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	38,936
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	84,232
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	28,357
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,689
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	45,178
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	175	180,092
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	33,917
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	40	44,410
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	19,981
				685,796
Georgia-2.22%
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	203,339
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	57,265
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2019, RB	5.00%	01/01/2056	200	213,398
				474,002
Hawaii-0.74%
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	11,240
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,997
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	68,579
Honolulu (City & County of), HI, Series 2018 A, RB	3.25%	07/01/2047	75	67,867
				157,683
Illinois-3.65%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	56,906
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	108,643
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	91,492
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	126,030
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	15	16,734
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	272,182
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	75	84,691
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,424
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	16,127
				778,229
Indiana-0.93%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	197,471
Louisiana-0.12%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	25,457
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-2.09%
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	$125	$143,205
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	216,628
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	69,073
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	17,361
				446,267
Massachusetts-3.97%
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	63,245
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	241,480
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	231,851
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	90	103,961
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	205,632
				846,169
Michigan-0.60%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	106,603
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,324
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	10	11,210
				128,137
Minnesota-1.95%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	43,833
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,875
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	28,988
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	11,380
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	28,369
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	115,950
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	144,938
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds	3.00%	02/01/2041	35	32,040
				416,373
Mississippi-0.43%
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	91,710
Missouri-0.35%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	25	27,636
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	19,692
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	25	26,893
				74,221
Nevada-1.74%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	17,184
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	57,143
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	40	45,573
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	113,651
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,462
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	110,448
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	15	17,206
				371,667
New Jersey-5.68%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	195	220,309
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.25%	06/15/2039	220	195,936
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	150	130,255
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	217,462
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	100	110,868
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	60	66,865
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	149,350
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	121,111
				1,212,156
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-0.22%
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	$40	$46,019
New York-20.20%
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	35	39,805
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	214,365
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	74,494
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	145	141,442
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	150	150,099
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	150	172,189
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	112,465
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	205,196
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	200	230,563
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	10,323
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	90	100,500
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.38%	04/01/2038	30	29,644
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	109,551
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	82,828
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	150	166,886
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	201,855
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB, RB	5.00%	08/01/2028	10	11,489
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2036	160	177,294
New York (City of), NY Transitional Finance Authority, Subseries 2019 S-3A, Ref. RB	5.00%	07/15/2037	125	138,304
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	78,720
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	134,250
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	108,857
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2035	10	11,067
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	275	304,156
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	28,547
New York (State of) Dormitory Authority (Bid Group 2), Series 2018 A, RB	5.00%	03/15/2033	105	116,757
New York (State of) Dormitory Authority (Bid Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	165,043
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	275,071
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	263,258
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,554
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,602
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	125	140,000
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	60	66,470
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	35	38,706
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	100	109,951
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	50	57,869
				4,309,170
North Carolina-1.08%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	229,743
Ohio-2.97%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,871
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	28,829
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	15	17,208
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	28,659
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	35,292
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	28,905
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	75,065
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	28,871
Ohio (State of) (Cleveland Clinic Health System), Series 2017, Ref. RB	5.00%	01/01/2033	45	49,720
Ohio (State of) (Cleveland Clinic Health System), Series 2017, Ref. RB	4.00%	01/01/2036	125	126,548
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	170,058
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2033	25	28,045
				634,071
Oklahoma-0.61%
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2028	115	130,604
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-0.96%
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	$25	$28,388
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	61,846
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	115,235
				205,469
Pennsylvania-4.56%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	32,480
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	20,272
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	54,389
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	15	16,751
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	144,107
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	29,426
Montgomery (County of), PA Higher Education and Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,952
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	228,317
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	200	221,563
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	219,789
				972,046
South Carolina-0.45%
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	3.63%	04/15/2039	25	24,617
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	70	70,687
				95,304
Tennessee-1.20%
Memphis (City of), TN, Series 2020, Ref. GO Bonds	4.00%	05/01/2045	150	153,853
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	95	102,176
				256,029
Texas-10.26%
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,909
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,540
College of the Mainland, Series 2019, GO Bonds	3.75%	08/15/2049	95	95,162
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	150	154,211
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	23,451
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	22,536
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2045	80	72,439
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	66,640
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	16,890
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	160,406
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	110	123,191
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	56,137
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	25	27,870
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	169,203
Lower Colorado River Authority, Series 2019 A, RB	4.00%	05/15/2049	25	25,440
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	10	10,820
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	27,388
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	184,028
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	22,971
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	85,363
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	130	133,725
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	230,769
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	167,933
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	$15	$16,840
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	269,435
				2,189,297
Utah-0.10%
Salt Lake (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	21,646
Virginia-1.01%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	215,677
Washington-3.70%
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	45,863
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	113,072
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	15	17,322
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	100	115,477
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,936
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	231,642
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	50,880
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	20	22,614
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	44,487
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,533
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	120,529
				789,355
West Virginia-1.57%
West Virginia (State of) (Bid Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	140,174
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	195,501
				335,675
Wisconsin-0.39%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	27,110
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	10	11,475
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance), Series 2013, Ref. RB	4.00%	11/15/2043	15	15,118
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	28,437
				82,140
TOTAL INVESTMENTS IN SECURITIES(d)-98.76% (Cost $22,846,858)				21,066,678
OTHER ASSETS LESS LIABILITIES-1.24%				265,383
NET ASSETS-100.00%				$21,332,061

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.70%
Alabama-0.71%
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	$100	$85,592
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	47,724
				133,316
Arizona-1.05%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	34,105
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	125	141,554
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	20,709
				196,368
California-14.91%
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	65	75,130
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	182,832
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	88,058
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	28,896
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	58,253
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	151,320
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	40,901
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2029	20	23,434
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2032	10	11,565
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2033	35	40,352
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	87,025
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	100,288
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	17,389
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	57,738
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	112,016
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	225,505
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	50	50,930
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2036	100	114,144
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	112,211
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	111,745
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	70	79,259
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,819
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	35	39,633
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	83,945
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	60	69,514
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	57,153
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	75,903
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	45,517
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	181,985
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	126,799
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	56,358
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	50	51,745
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2029	35	41,207
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	61,909
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	35	35,499
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	25	28,975
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	20	23,134
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	25	25,742
				2,796,828
Colorado-3.57%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	25	29,442
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	34,478
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2038	30	30,693
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	155	157,386
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	55,266
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	3.25%	08/01/2049	$240	$194,828
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	45	50,984
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	17,620
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	70,277
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	28,534
				669,508
Connecticut-1.70%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	39,900
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	139,113
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,749
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	63,538
Connecticut (State of) Health & Educational Facilities Authority, Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	70,663
				318,963
Delaware-0.84%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,677
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	50	51,555
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	93,760
				156,992
District of Columbia-3.39%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	115,297
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	34,879
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,805
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	58,004
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	104,638
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB	4.00%	10/01/2049	150	143,538
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	175	148,823
				635,984
Florida-3.83%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2019, RB	3.00%	12/01/2046	5	4,092
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	114,981
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	10	10,961
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	77,444
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	13,304
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	102,466
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	110,613
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	115,592
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	169,607
				719,060
Georgia-2.71%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta), Series 2019 A, RB	3.00%	07/01/2046	50	42,636
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	101,419
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	115,368
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	45	51,505
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	200	196,885
				507,813
Hawaii-0.67%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	28,943
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	68,157
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	28,003
				125,103
Illinois-5.81%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	108,796
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,908
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	$50	$53,898
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	100	97,233
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	75	72,472
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	170	190,643
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	116,836
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	330,429
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	57,426
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(a)	5.00%	02/01/2029	35	40,015
				1,089,656
Indiana-1.18%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	58,142
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	51,248
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	111,059
				220,449
Iowa-0.22%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	40,846
Kansas-0.57%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	107,042
Louisiana-1.42%
East Baton Rouge Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	100	101,607
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	124,605
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	40,053
				266,265
Maryland-2.19%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	100	103,256
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	11,120
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	92,826
Maryland (State of), First Series 2019, Ref. GO Bonds	5.00%	03/15/2032	10	11,570
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	17,200
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	35,105
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	115,877
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	23,584
				410,538
Massachusetts-3.76%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	45,569
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	45	52,708
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	80,456
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	68,340
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	17,525
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	11,742
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	17,480
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,713
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	30	33,907
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	23,397
Massachusetts (State of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(a)	5.50%	07/01/2029	25	30,057
Massachusetts (State of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	123,258
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(b)(c)	4.00%	06/01/2029	100	108,817
Massachusetts (State of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	27,852
Massachusetts (State of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(a)	5.25%	08/01/2029	25	29,692
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	20	22,870
				705,383
Michigan-2.19%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2029	55	64,329
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	50	57,509
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	89,295
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	$100	$113,938
Michigan State University, Series 2019 C, Ref. RB	4.00%	02/15/2044	85	86,289
				411,360
Minnesota-0.62%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	75,429
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	40,412
				115,841
Mississippi-0.14%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	26,300
Missouri-0.29%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	53,973
Nebraska-0.15%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,968
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	11,420
				28,388
Nevada-0.27%
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	28,429
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,696
				51,125
New Jersey-2.50%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	125	142,936
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	25	19,763
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	164,418
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2029	120	141,142
				468,259
New Mexico-0.25%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	40	46,653
New York-17.48%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	116,285
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	105,136
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	20,756
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	4.00%	09/01/2039	35	36,296
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	34,708
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	35	39,487
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	33,805
New York (City of), NY, Series 2020 B-1, GO Bonds	3.00%	10/01/2044	50	43,529
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	155	174,691
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	100	111,518
New York (City of), NY, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	56,223
New York (City of), NY, Subseries 2019, Ref. RB	5.00%	06/15/2040	95	106,455
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	325	334,680
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	41,414
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	95	98,196
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	95	97,858
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,862
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	30	31,099
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	109,027
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	319,441
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	112,734
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	39,273
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	111,979
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	360,746
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	50	57,929
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	29,318
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	35	39,441
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	$110	$122,692
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2029	40	46,451
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	139,354
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	100,910
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	50	50,588
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	29,330
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	110,429
				3,278,640
North Carolina-1.84%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	50	58,314
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	17,310
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	106,594
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	160	163,234
				345,452
Ohio-2.76%
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	57,872
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	23,143
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	63,065
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	171,735
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	58,689
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	97,829
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	45,402
				517,735
Oregon-1.07%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	15	17,621
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	69,024
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	114,098
				200,743
Pennsylvania-6.50%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	100	101,528
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2039	85	86,271
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	101,792
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	104,579
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	315	348,175
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,797
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	39,974
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	113,024
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	123,151
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	145	160,912
				1,219,203
Rhode Island-0.62%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	116,547
Texas-8.58%
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	115,901
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	116,515
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	68,530
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	26,982
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	84,802
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	86,091
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	39,155
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	22,779
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	138,700
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	$75	$77,640
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	50	54,261
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	27,292
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	104,660
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	100	103,429
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	157,341
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	133,243
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	96,999
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	115,295
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	23,283
Webb (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2045	15	15,260
				1,608,158
Utah-0.47%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	87,405
Vermont-1.08%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	200	203,058
Virginia-0.85%
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,661
Virginia (State of) College Building Authority (21st Century College), Series 2017 E, Ref. RB	5.00%	02/01/2029	100	113,516
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	34,715
				159,892
Washington-2.26%
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	105	107,013
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	41,061
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	40,870
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	57,973
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	40,298
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	60	68,729
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	68,540
				424,484
West Virginia-0.06%
West Virginia (State of) (Bid Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	10	11,187
Wisconsin-0.19%
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	34,947
TOTAL INVESTMENTS IN SECURITIES(d)-98.70% (Cost $20,136,764)				18,509,464
OTHER ASSETS LESS LIABILITIES-1.30%				244,044
NET ASSETS-100.00%				$18,753,508

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.75%
Alabama-0.79%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	$100	$107,105
Arizona-2.76%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	113,574
City of Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	135	155,006
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	125	104,892
				373,472
California-14.21%
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	45	38,409
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	106,406
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	29,524
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	233,419
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	43,849
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	71,503
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	106,834
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	186,352
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	100,194
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	70,080
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	57,399
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	5.00%	05/15/2034	200	230,864
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	200	228,027
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	82,121
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	150,516
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	60	69,822
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	114,505
				1,919,824
Colorado-2.56%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	29,300
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	103,490
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	213,049
				345,839
Connecticut-0.85%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	114,249
Delaware-0.81%
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	110,049
District of Columbia-1.72%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	232,059
Florida-2.97%
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2041	75	75,466
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	41,087
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2046	200	205,551
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	56,554
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	22,570
				401,228
Georgia-0.27%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,534
Illinois-4.60%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	225,136
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	185	175,300
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2040	100	102,311
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	17,459
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	100	101,316
				621,522
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-1.03%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 A, RB	3.00%	11/01/2030	$150	$139,137
Louisiana-1.16%
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	190	156,376
Maine-1.11%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	150	150,291
Maryland-1.95%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	111,213
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	152,209
				263,422
Massachusetts-2.88%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	28,865
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	160	139,105
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	12,056
Massachusetts (Commonwealth of) Transportation Fund Revenue (Enhancement), Series 2021 B, RB	5.00%	06/01/2043	105	120,630
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	88,174
				388,830
Michigan-1.40%
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	82,615
University of Michigan, Series 2020 A, Ref. RB	4.00%	04/01/2045	75	78,569
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	25	28,196
				189,380
Minnesota-1.21%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	164,111
Missouri-0.58%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	3.00%	06/01/2053	100	78,094
Nebraska-1.25%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	150	168,675
Nevada-0.44%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	50	58,914
New Jersey-3.75%
Gloucester County Improvement Authority (The) (Rowan University), Series 2021, RB, (INS - BAM)(a)	4.00%	07/01/2051	100	101,073
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	115	113,933
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	100	98,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	195	193,986
				507,148
New Mexico-1.14%
Los Ranchos de Albuquerque (Village of), NM (Albuquerque Academy), Series 2020, Ref. RB	4.00%	09/01/2040	150	154,020
New York-23.54%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	100	100,125
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	114,732
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	200	207,718
New York (City of), NY, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	170	175,826
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	129,969
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	111,309
New York (City of), NY, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	82,934
New York (City of), NY, Series 2020 GG-1, RB	4.00%	06/15/2050	200	206,506
New York (City of), NY, Subseries 2019 L-6, GO Bonds	5.00%	04/01/2030	20	23,149
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	229,723
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	56,547
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	87,051
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	115	132,833
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	209,061
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	101,166
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	100	102,367
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	$15	$16,693
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	200	203,342
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	100	100,971
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	206,027
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	180	184,078
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	40	40,968
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	206,715
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	128,828
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	22,354
				3,180,992
North Carolina-1.76%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	84,735
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	29,269
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	123,088
				237,092
Ohio-2.83%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	230,240
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	152,725
				382,965
Oregon-1.62%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	150	161,030
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	58,224
				219,254
Pennsylvania-2.64%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	150	153,134
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	25	29,452
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	85	74,209
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	100,300
				357,095
South Carolina-1.36%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	101,649
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	82,174
				183,823
Tennessee-0.80%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	108,230
Texas-9.37%
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	28,799
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2045	100	102,479
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	200	205,441
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	167,525
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	41,878
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	40	41,227
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	133,028
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	22,804
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	148,865
Texas (State of) Water Development Board, Series 2020, RB	3.00%	10/15/2035	170	165,636
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	200	208,600
				1,266,282
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.45%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	$65	$77,414
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	118,726
				196,140
Washington-3.20%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	25	28,691
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	173,198
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	57,982
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	64,360
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	107,460
				431,691
Wisconsin-0.74%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	100	99,927
TOTAL INVESTMENTS IN SECURITIES(b)-98.75% (Cost $14,695,698)				13,343,770
OTHER ASSETS LESS LIABILITIES-1.25%				169,455
NET ASSETS-100.00%				$13,513,225

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.96%
Alabama-0.09%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$10	$11,837
Arizona-2.51%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2031	100	114,604
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	50	39,610
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	171,875
				326,089
Arkansas-0.96%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	125,329
California-15.20%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	10	11,982
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	15	17,831
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	250	267,692
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	20	24,099
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	53,367
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,885
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,910
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	250	219,046
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	25	29,530
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	29,441
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	57,759
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	28,309
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	22,859
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	45	51,240
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	30	34,881
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	100	119,135
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	117,592
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,582
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	23,347
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	69,317
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,720
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	3.00%	12/01/2034	30	29,687
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	274,989
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	28,738
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,678
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	140	145,549
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	5,958
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2040	250	262,268
				1,975,391
Colorado-2.79%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,897
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	11,828
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	250	210,831
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	4,955
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	9,861
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	100	101,967
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	11,810
				363,149
Connecticut-2.01%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2034	140	134,363
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	23,263
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	100	103,744
				261,370
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-1.23%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	$135	$159,481
District of Columbia-1.86%
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	71,938
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	25	29,510
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,770
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,889
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	125	112,432
				241,539
Florida-7.41%
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	17,554
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	5,316
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	11,999
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	36,039
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	250	215,512
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2033	40	41,451
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,635
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2045	25	24,757
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	25	23,736
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,753
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	25	25,685
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	250	254,599
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	4.00%	10/01/2039	250	263,338
Pasco County School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,427
				962,801
Georgia-2.31%
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	250	198,426
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	100	102,186
				300,612
Hawaii-0.35%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	40	45,392
Illinois-3.78%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	288,350
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	52,109
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	150	150,446
				490,905
Indiana-0.86%
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	35,641
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	23,255
Indianapolis (City of), IN Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	52,791
				111,687
Maryland-2.20%
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	138,119
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2047	145	147,761
				285,880
Massachusetts-3.39%
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	3.00%	03/01/2036	75	70,859
Massachusetts (Commonwealth of) Transportation Fund, Series 2021 A, Ref. RB	5.00%	06/01/2042	250	291,992
Massachusetts (State of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	65	61,430
Massachusetts (State of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,982
				441,263
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.31%
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	$200	$236,959
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	63,547
				300,506
Minnesota-0.32%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	35	41,509
New Jersey-3.02%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2021, RB, (INS - AGM)(a)	4.00%	07/01/2053	35	35,061
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	275,304
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	80	82,530
				392,895
New Mexico-0.92%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	100	119,324
New York-21.44%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	29,627
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	21,104
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	15,739
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	5,232
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	93,838
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	263,737
New York (City of), NY, Series 2021 AA-1, RB	3.00%	06/15/2051	250	213,252
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	187,247
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	10,325
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	56,298
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	100	103,578
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	62,558
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,576
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	250	258,018
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	15	17,718
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	175,485
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,796
New York (State of) Bridge Authority, Series 2021 A, RB	4.00%	01/01/2046	20	20,158
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	175,996
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	15	17,295
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	31,147
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	85,985
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	125,220
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	4.00%	03/15/2038	145	151,074
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	250	259,225
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	250	203,182
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25	28,242
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	100	103,173
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	50	50,613
				2,787,438
North Carolina-0.77%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	20	23,507
Union (County of), NC, Series 2021, RB	3.00%	06/01/2051	70	59,965
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	16,384
				99,856
Ohio-2.96%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	104,303
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	9,976
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	37,513
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	30	36,030
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	56,609
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	$55	$63,634
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	75	76,693
				384,758
Oklahoma-0.84%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	109,450
Pennsylvania-2.92%
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	20	23,790
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	54,918
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	45	44,167
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	50	48,451
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	95	106,914
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	101,651
				379,891
South Carolina-0.96%
Patriots Energy Group, Series 2021 A, Ref. RB	4.00%	06/01/2051	125	124,705
Tennessee-0.55%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	25	28,676
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	33,037
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	10,115
				71,828
Texas-5.49%
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	55	65,982
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	68,918
Greater Texas Cultural Education Facilities Finance Corp. (Epicenter Multipurpose Facilities), Series 2021, RB	4.00%	03/01/2050	100	100,573
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2046	100	111,517
North Fort Bend Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2051	75	76,770
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	78,876
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	11,435
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	34,200
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	80	75,247
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	35,628
Trinity River Authority Central Regional Wastewater System, Series 2020, Ref. RB	3.00%	08/01/2031	10	10,181
West Harris County Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	45	44,265
				713,592
Utah-0.44%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	5,995
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	50	51,572
				57,567
Virginia-0.91%
Virginia (State of) Commonwealth Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	20	23,142
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	6,014
Virginia (State of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	35,901
Virginia (State of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	53,599
				118,656
Washington-6.17%
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	292,615
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,853
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,762
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	293,138
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	193,129
				801,497
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.99%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	$110	$129,288
TOTAL INVESTMENTS IN SECURITIES(b)-97.96% (Cost $13,816,012)				12,735,485
OTHER ASSETS LESS LIABILITIES-2.04%				265,184
NET ASSETS-100.00%				$13,000,669

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-48.56%
Australia-0.50%
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	$100,000	$96,923
Brazil-4.13%
Banco do Brasil S.A., 3.88%, 10/10/2022	250,000	251,358
Caixa Economica Federal
3.50%, 11/07/2022(a)	150,000	150,415
3.50%, 11/07/2022(a)	200,000	200,553
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	92,984
Embraer S.A., 5.15%, 06/15/2022	100,000	99,850
		795,160
China-5.21%
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/2022(a)	200,000	200,249
COSCO Finance 2011 Ltd., 4.00%, 12/03/2022(a)	200,000	200,879
Industrial & Commercial Bank of China Ltd., 2.96%, 11/08/2022	200,000	200,145
Sinopec Group Overseas Development (2017) Ltd., 2.50%, 09/13/2022(a)	200,000	199,872
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	200,000	203,164
		1,004,309
Colombia-3.37%
Bancolombia S.A., 5.13%, 09/11/2022	200,000	200,494
Grupo Aval Ltd.
4.75%, 09/26/2022(a)	200,000	199,899
4.75%, 09/26/2022(a)	250,000	249,874
		650,267
India-4.10%
Greenko Solar Mauritius Ltd.
5.95%, 07/29/2026(a)	200,000	195,500
5.95%, 07/29/2026(a)	200,000	195,500
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	200,000	199,571
5.95%, 10/24/2022(a)	200,000	199,571
		790,142
Indonesia-2.09%
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/2022(a)	200,000	200,950
3.30%, 11/21/2022(a)	200,000	200,950
		401,900
Ireland-0.52%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	100,216
Malaysia-1.04%
SSG Resources Ltd., 4.25%, 10/04/2022(a)	200,000	200,336
Mexico-2.35%
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander
4.13%, 11/09/2022(a)	300,000	301,716
4.13%, 11/09/2022(a)	150,000	150,858
		452,574
Peru-1.04%
Banco BBVA Peru S.A., 5.00%, 08/26/2022(a)	200,000	201,293
	Principal Amount	Value
Philippines-1.04%
Union Bank of the Philippines, 3.37%, 11/29/2022(a)	$200,000	$199,780
Poland-1.04%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB, 4.63%, 09/26/2022(a)	200,000	201,394
Russia-0.31%
Sberbank of Russia Via SB Capital S.A.
5.13%, 10/29/2022(a)(b)	200,000	-
5.13%, 10/29/2022(a)(b)	200,000	-
Severstal OAO Via Steel Capital S.A.
5.90%, 10/17/2022(a)	200,000	30,000
5.90%, 10/17/2022(a)	200,000	30,000
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/2022(a)(b)	200,000	-
6.03%, 07/05/2022(a)(b)	200,000	-
VTB Bank OJSC Via VTB Capital S.A.
6.95%, 10/17/2022(a)(b)	200,000	-
6.95%, 10/17/2022(a)(b)	200,000	-
		60,000
South Africa-3.10%
Sasol Financing International Ltd., 4.50%, 11/14/2022	200,000	200,410
Transnet SOC Ltd.
4.00%, 07/26/2022(a)	200,000	198,040
4.00%, 07/26/2022(a)	200,000	198,040
		596,490
Supranational-2.08%
Asian Development Bank
1.88%, 07/19/2022	200,000	200,113
1.75%, 09/13/2022	200,000	200,051
		400,164
Thailand-3.65%
Bangkok Bank PCL
3.88%, 09/27/2022(a)	200,000	200,730
3.88%, 09/27/2022(a)	200,000	200,729
PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	300,000	301,715
		703,174
Turkey-5.18%
Turkey Government International Bond, 6.25%, 09/26/2022	200,000	200,620
Turkiye Garanti Bankasi A.S., 5.25%, 09/13/2022(a)	200,000	199,757
Turkiye Is Bankasi A.S.
6.00%, 10/24/2022(a)	200,000	199,157
6.00%, 10/24/2022(a)	200,000	199,157
Yapi ve Kredi Bankasi A.S., 5.50%, 12/06/2022(a)	200,000	198,946
		997,637
United Arab Emirates-5.72%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	500,000	501,325
2.50%, 10/11/2022(a)	400,000	401,060
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	200,000	200,759
		1,103,144
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
United Kingdom-1.03%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	$200,000	$198,574
United States-1.06%
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(a)	100,000	102,497
5.88%, 09/30/2027(a)	100,000	102,497
		204,994
Total U.S. Dollar Denominated Bonds & Notes (Cost $11,006,194)		9,358,471
U.S. Treasury Securities-16.59%
U.S. Treasury Bills-16.59%(c)
0.80%, 07/21/2022 (Cost $3,196,431)	3,200,000	3,196,277
	Shares	Value
Money Market Funds-25.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $4,961,942)	4,961,942	$4,961,942
TOTAL INVESTMENTS IN SECURITIES-90.90% (Cost $19,164,567)		17,516,690
OTHER ASSETS LESS LIABILITIES-9.10%		1,753,413
NET ASSETS-100.00%		$19,270,103

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $7,805,430, which represented 40.51% of the Fund’s Net Assets.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$701,175	$28,894,257	$(24,633,490)	$-	$-	$4,961,942	$3,177
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	400	804,290	(804,690)	-	-	-	11*
Invesco Private Prime Fund	-	1,877,347	(1,877,327)	-	(20)	-	141*
Total	$701,575	$31,575,894	$(27,315,507)	$-	$(20)	$4,961,942	$3,329

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.19%
Brazil-8.96%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$200,350
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	200,000	201,946
Banco do Brasil S.A.
5.88%, 01/19/2023(a)	200,000	204,234
5.88%, 01/19/2023(a)	200,000	204,234
4.88%, 04/19/2023(a)	200,000	202,301
4.88%, 04/19/2023(a)	200,000	202,301
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	200,000	206,230
5.75%, 09/26/2023(a)	200,000	206,230
Brazilian Government International Bond, 2.63%, 01/05/2023	400,000	401,208
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	200,000	202,703
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	400,000	400,688
5.13%, 05/13/2023(a)	200,000	203,577
5.13%, 05/13/2023(a)	300,000	305,366
		3,141,368
Chile-3.59%
Banco de Credito e Inversiones S.A.
4.00%, 02/11/2023(a)	200,000	201,563
4.00%, 02/11/2023(a)	400,000	403,126
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	201,443
4.38%, 05/15/2023(a)	250,000	251,804
Transelec S.A., 4.63%, 07/26/2023(a)	200,000	201,982
		1,259,918
China-7.98%
Bank of China Ltd., 0.95%, 09/21/2023(a)	200,000	195,215
China Construction Bank Corp., 1.00%, 08/04/2023(a)	200,000	195,817
China Great Wall International Holdings III Ltd., 4.38%, 05/25/2023(a)	200,000	200,875
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	201,332
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	200,388
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	200,620
3.40%, 04/16/2023(a)	200,000	200,620
Industrial & Commercial Bank of China Ltd.
1.00%, 07/20/2023(a)	200,000	195,934
1.00%, 09/09/2023(a)	200,000	195,543
Sinopec Group Overseas Development (2013) Ltd.
4.38%, 10/17/2023(a)	200,000	203,890
4.38%, 10/17/2023(a)	200,000	203,890
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	200,535
State Grid Overseas Investment BVI Ltd.
3.75%, 05/02/2023(a)	200,000	201,833
3.75%, 05/02/2023(a)	200,000	201,834
		2,798,326
	Principal Amount	Value
Colombia-1.71%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	$200,000	$202,356
Colombia Government International Bond, 2.63%, 03/15/2023	400,000	397,516
		599,872
Egypt-2.80%
Egypt Government International Bond
5.58%, 02/21/2023(a)	200,000	200,250
5.58%, 02/21/2023(a)(b)	300,000	300,375
4.55%, 11/20/2023(a)	200,000	192,318
4.55%, 11/20/2023(a)	300,000	288,478
		981,421
Hong Kong-0.56%
BOSCI BVI Ltd., 1.25%, 09/10/2023(a)	200,000	194,954
Hungary-2.92%
Hungary Government International Bond
5.38%, 02/21/2023(b)	500,000	508,380
5.75%, 11/22/2023	500,000	514,568
		1,022,948
India-6.24%
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	201,026
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	400,000	393,900
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	400,000	409,501
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	396,700
Shriram Transport Finance Co. Ltd.
5.10%, 07/16/2023(a)	200,000	195,987
5.10%, 07/16/2023(a)	200,000	195,987
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(a)	400,000	395,700
		2,188,801
Indonesia-9.50%
Indonesia Government International Bond
2.95%, 01/11/2023	500,000	500,778
3.38%, 04/15/2023(a)	400,000	402,056
3.38%, 04/15/2023(a)	400,000	402,056
5.38%, 10/17/2023(a)	200,000	206,484
5.38%, 10/17/2023(a)	200,000	206,484
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	500,000	504,508
3.75%, 03/01/2023(a)	200,000	201,803
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023(a)	200,000	205,787
PT Pertamina (Persero)
4.30%, 05/20/2023(a)	200,000	201,507
4.30%, 05/20/2023(a)	300,000	302,261
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	200,000	198,448
		3,332,172
Ireland-0.57%
Avolon Holdings Funding Ltd., 5.13%, 10/01/2023(a)	100,000	100,936
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	100,073
		201,009
Mexico-3.88%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	204,966
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Mexico-(continued)
Alsea S.A.B. de C.V.
7.75%, 12/14/2026(a)	$200,000	$200,133
7.75%, 12/14/2026(a)	200,000	200,133
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	203,946
Petroleos Mexicanos
3.50%, 01/30/2023	200,000	199,194
4.63%, 09/21/2023	350,000	350,870
		1,359,242
Peru-3.01%
Banco de Credito del Peru
4.25%, 04/01/2023(a)	200,000	201,374
4.25%, 04/01/2023(a)	300,000	302,061
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023(a)	200,000	200,923
3.38%, 01/18/2023(a)	100,000	100,461
Gas Natural de Lima y Callao S.A., 4.38%, 04/01/2023(a)	250,000	250,849
		1,055,668
Philippines-1.71%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	400,000	400,092
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	200,895
		600,987
Poland-1.77%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	620,000	620,313
Qatar-9.21%
AKCB Finance Ltd., 4.75%, 10/09/2023(a)	200,000	203,234
CBQ Finance Ltd., 5.00%, 05/24/2023(a)	200,000	203,824
Ooredoo International Finance Ltd.
3.25%, 02/21/2023(a)	400,000	401,271
3.25%, 02/21/2023(a)	400,000	401,270
Qatar Government International Bond
3.88%, 04/23/2023(a)	1,200,000	1,214,011
3.88%, 04/23/2023(a)	200,000	202,335
SoQ Sukuk A QSC, 3.24%, 01/18/2023(a)	600,000	603,750
		3,229,695
Russia-0.16%
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	55,500
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)(c)	650,000	0
		55,500
South Africa-2.20%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	200,000	197,210
6.75%, 08/06/2023(a)	200,000	197,210
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	375,000	376,528
		770,948
Supranational-5.57%
Asian Development Bank
1.63%, 01/24/2023	300,000	298,967
2.75%, 03/17/2023	400,000	401,977
0.25%, 07/14/2023	435,000	425,022
0.25%, 10/06/2023	400,000	388,687
	Principal Amount	Value
Supranational-(continued)
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023	$250,000	$242,772
New Development Bank (The), 0.63%, 06/23/2023(a)	200,000	195,460
		1,952,885
Switzerland-0.57%
Syngenta Finance N.V., 4.44%, 04/24/2023(a)	200,000	201,445
Thailand-1.15%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	205,165
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	199,547
		404,712
Turkey-10.47%
Arcelik A.S., 5.00%, 04/03/2023(a)	200,000	197,155
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	198,750
5.00%, 04/06/2023(a)	500,000	496,875
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	198,064
5.25%, 03/15/2023(a)	200,000	198,064
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	197,835
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	200,000	195,006
Turkey Government International Bond
3.25%, 03/23/2023	400,000	391,600
7.25%, 12/23/2023	700,000	702,218
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	199,650
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 01/30/2023(a)	200,000	198,905
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	99,470
6.10%, 03/16/2023(a)	400,000	397,880
		3,671,472
United Arab Emirates-10.20%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	400,000	390,059
0.75%, 09/02/2023(a)	375,000	365,680
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/2023(a)	200,000	201,443
3.63%, 01/12/2023(a)	200,000	201,443
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	202,396
4.00%, 03/29/2023(a)	200,000	201,852
AHB Sukuk Co. Ltd., 4.38%, 09/19/2023(a)	200,000	202,480
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	200,000	203,562
DIB Sukuk Ltd., 3.63%, 02/06/2023(a)	200,000	201,180
DP World Crescent Ltd.
3.91%, 05/31/2023(a)	200,000	201,064
3.91%, 05/31/2023(a)	400,000	402,128
Fab Sukuk Co. Ltd., 3.63%, 03/05/2023(a)	200,000	201,373
MDGH GMTN (RSC) Ltd., 2.75%, 05/11/2023(a)	200,000	200,129
Noor Sukuk Co. Ltd., 4.47%, 04/24/2023(a)	200,000	202,571
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	201,785
		3,579,145

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
United Kingdom-0.57%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	$200,000	$198,380
United States-0.89%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 02/15/2028(a)	200,000	208,188
6.75%, 02/15/2028(a)	100,000	104,094
		312,282
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,965,184)		33,733,463
	Shares
Money Market Funds-0.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $227,574)	227,574	227,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.84% (Cost $35,192,758)		33,961,037
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.98%
Invesco Private Government Fund, 0.74%(d)(e)(f)	208,493	$208,493
Invesco Private Prime Fund, 0.87%(d)(e)(f)	486,436	486,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $694,929)		694,978
TOTAL INVESTMENTS IN SECURITIES-98.82% (Cost $35,887,687)		34,656,015
OTHER ASSETS LESS LIABILITIES-1.18%		414,203
NET ASSETS-100.00%		$35,070,218

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $27,189,005, which represented 77.53% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,213	$3,536,662	$(3,352,301)	$-	$-	$227,574	$231
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	347,484	3,022,356	(3,161,347)	-	-	208,493	333*
Invesco Private Prime Fund	810,795	6,414,602	(6,738,609)	49	(352)	486,485	1,275*
Total	$1,201,492	$12,973,620	$(13,252,257)	$49	$(352)	$922,552	$1,839

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.43%
Brazil-10.00%
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$150,000	$147,385
Banco do Brasil S.A.
4.75%, 03/20/2024(a)	200,000	202,694
4.75%, 03/20/2024(a)	200,000	202,694
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(a)	200,000	203,956
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	200,000	200,391
4.50%, 09/24/2024(a)	200,000	200,391
Brazilian Government International Bond, 8.88%, 04/15/2024	400,000	442,023
Cemig Geracao e Transmissao S.A.
9.25%, 12/05/2024(a)	200,000	212,746
9.25%, 12/05/2024(a)	400,000	425,492
Cosan S.A., 5.50%, 09/20/2029(a)	200,000	189,789
CSN Inova Ventures
6.75%, 01/28/2028(a)	400,000	392,714
6.75%, 01/28/2028(a)	400,000	392,714
NBM US Holdings, Inc.
6.63%, 08/06/2029(a)	200,000	204,691
6.63%, 08/06/2029(a)	200,000	204,691
Petrobras Global Finance B.V., 6.25%, 03/17/2024	290,000	301,142
Prumo Participacoes e Investimentos S.A., 7.50%, 12/31/2031(a)	168,310	164,871
Rio Oil Finance Trust
Series 2014-1, 9.25%, 07/06/2024(a)	80,809	85,094
Series 2014-1, 9.25%, 07/06/2024(a)	242,428	255,283
		4,428,761
Cayman Islands-0.64%
Global Aircraft Leasing Co. Ltd.
7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(b)	150,000	121,388
7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(b)	200,000	161,851
		283,239
Chile-1.34%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	400,000	402,044
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	200,000	192,077
		594,121
China-7.17%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	199,933
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/2024(a)	200,000	199,969
China Construction Bank Corp., 0.86%, 04/22/2024(a)	200,000	192,319
China Development Bank, 0.63%, 01/12/2024(a)	200,000	193,380
China Government International Bond, 0.75%, 10/26/2024(a)	200,000	191,072
CNOOC Finance (2014) ULC, 4.25%, 04/30/2024	200,000	204,155
Export-Import Bank of China (The)
3.63%, 07/31/2024(a)	200,000	202,802
3.63%, 07/31/2024(a)	200,000	202,802
Industrial Bank Co. Ltd., 0.88%, 06/10/2024(a)	200,000	191,776
Pingan Real Estate Capital Ltd., 2.75%, 07/29/2024(a)	200,000	185,147
	Principal Amount	Value
China-(continued)
Sinopec Group Overseas Development (2014) Ltd., 4.38%, 04/10/2024(a)	$200,000	$204,908
Sinopec Group Overseas Development (2018) Ltd.
2.50%, 08/08/2024(a)	200,000	197,945
2.50%, 11/12/2024(a)	200,000	197,244
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	204,271
4.13%, 05/07/2024(a)	200,000	204,271
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	200,010
		3,172,004
Colombia-2.32%
Colombia Government International Bond
4.00%, 02/26/2024	400,000	399,340
8.13%, 05/21/2024	400,000	429,034
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	200,203
		1,028,577
Egypt-4.37%
Egypt Government International Bond
6.20%, 03/01/2024(a)(c)	800,000	780,160
5.75%, 05/29/2024(a)	400,000	382,076
5.75%, 05/29/2024(a)	400,000	382,076
6.75%, 11/10/2024(a)	400,000	389,200
		1,933,512
Greece-0.47%
Danaos Corp., 8.50%, 03/01/2028(a)	200,000	208,187
Hong Kong-0.93%
Bocom Leasing Management Hong Kong Co. Ltd., 4.38%, 01/22/2024(a)	200,000	202,976
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	210,254
		413,230
Hungary-1.16%
Hungary Government International Bond, 5.38%, 03/25/2024	500,000	514,137
India-8.18%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	600,000	619,395
Adani Green Energy Ltd., 4.38%, 09/08/2024(a)	400,000	378,500
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	200,000	199,950
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	205,626
5.35%, 05/20/2024(a)	200,000	205,626
Export-Import Bank of India, 3.88%, 03/12/2024(a)	200,000	200,948
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/2024(a)	200,000	198,750
5.38%, 04/10/2024(a)	200,000	198,750
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	203,376
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	202,250
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	205,676
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	202,922
ReNew Power Synthetic, 6.67%, 03/12/2024(a)	200,000	202,600
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/2024(a)	200,000	190,224
State Bank of India, 4.88%, 04/17/2024(a)	200,000	204,602
		3,619,195
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Indonesia-9.69%
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	$200,000	$195,791
Indonesia Government International Bond
5.88%, 01/15/2024(a)	200,000	208,280
5.88%, 01/15/2024(a)	400,000	416,559
4.45%, 02/11/2024	200,000	203,748
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/2024(a)	200,000	200,142
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	203,825
3.90%, 08/20/2024(a)	200,000	203,825
4.35%, 09/10/2024(a)	400,000	407,224
4.35%, 09/10/2024(a)	400,000	407,224
PT Adaro Indonesia PT, 4.25%, 10/31/2024(a)	250,000	246,030
PT Bank Mandiri (Persero) Tbk, 3.75%, 04/11/2024(a)	200,000	199,701
PT Bank Rakyat Indonesia (Persero) Tbk, 3.95%, 03/28/2024(a)	200,000	201,344
PT Pelabuhan Indonesia III (Persero), 4.88%, 10/01/2024(a)	200,000	204,436
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	400,000	409,438
5.13%, 05/16/2024(a)	200,000	204,719
PT Saka Energi Indonesia
4.45%, 05/05/2024(a)	200,000	189,070
4.45%, 05/05/2024(a)	200,000	189,070
		4,290,426
Ireland-0.68%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	200,000	201,983
5.50%, 02/15/2024(a)	100,000	100,991
		302,974
Mexico-8.97%
Alfa S.A.B. de C.V., 5.25%, 03/25/2024(a)	200,000	203,553
Axtel S.A.B. de C.V., 6.38%, 11/14/2024(a)	200,000	187,623
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	350,000	348,315
4.13%, 06/06/2024(a)	350,000	348,315
Cemex S.A.B. de C.V.
5.45%, 11/19/2029(a)	200,000	192,860
5.45%, 11/19/2029(a)	600,000	578,580
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	202,080
4.88%, 01/15/2024(a)	400,000	404,160
El Puerto de Liverpool S.A.B. de C.V.
3.95%, 10/02/2024(a)	200,000	199,965
3.95%, 10/02/2024(a)	200,000	199,965
Gruma S.A.B. de C.V.
4.88%, 12/01/2024(a)	200,000	203,314
4.88%, 12/01/2024(a)	200,000	203,314
Grupo Bimbo S.A.B. de C.V.
3.88%, 06/27/2024(a)	200,000	200,804
3.88%, 06/27/2024(a)	200,000	200,805
Petroleos Mexicanos, 4.88%, 01/18/2024	300,000	299,575
		3,973,228
Philippines-4.00%
Bank of the Philippine Islands, 2.50%, 09/10/2024(a)	200,000	196,733
	Principal Amount	Value
Philippines-(continued)
Philippine Government International Bond
4.20%, 01/21/2024(c)	$500,000	$508,698
7.50%, 09/25/2024	200,000	211,130
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	196,510
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	217,254
7.39%, 12/02/2024(a)	225,000	244,411
Rizal Commercial Banking Corp., 3.00%, 09/11/2024(a)	200,000	196,456
		1,771,192
Poland-1.37%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	600,000	607,283
Qatar-3.86%
Qatar Government International Bond
3.38%, 03/14/2024(a)	600,000	604,636
3.38%, 03/14/2024(a)	700,000	705,408
QNB Finance Ltd., 3.50%, 03/28/2024(a)	400,000	400,750
		1,710,794
Singapore-0.44%
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	192,917
South Africa-3.18%
Gold Fields Orogen Holding (BVI) Ltd., 5.13%, 05/15/2024(a)	200,000	203,840
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	199,334
4.76%, 11/11/2024(a)	200,000	199,334
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	400,000	404,980
Sasol Financing USA LLC, 5.88%, 03/27/2024	400,000	401,688
		1,409,176
Supranational-6.69%
African Export-Import Bank (The), 4.13%, 06/20/2024(a)	400,000	396,856
Asian Development Bank
2.63%, 01/30/2024	550,000	551,227
0.38%, 06/11/2024	600,000	574,110
0.63%, 10/08/2024	400,000	381,168
1.50%, 10/18/2024	500,000	486,308
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	200,000	198,597
Black Sea Trade & Development Bank, 3.50%, 06/25/2024(a)	200,000	184,812
New Development Bank (The), 0.63%, 07/22/2024(a)	200,000	188,187
		2,961,265
Taiwan-0.46%
Competition Team Technologies Ltd., 3.75%, 03/12/2024(a)	200,000	201,566
Thailand-0.92%
Bangkok Bank PCL, 4.05%, 03/19/2024(a)	200,000	203,077
Siam Commercial Bank PCL (The), 3.90%, 02/11/2024(a)	200,000	202,053
		405,130
Turkey-9.92%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	192,700

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Export Credit Bank of Turkey, 8.25%, 01/24/2024(a)	$200,000	$199,490
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	189,414
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	200,000	190,123
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	200,000	185,072
4.88%, 06/19/2024(a)	200,000	185,072
Turkey Government International Bond
5.75%, 03/22/2024	600,000	577,749
6.35%, 08/10/2024	400,000	385,179
5.60%, 11/14/2024	600,000	563,412
Turkiye Ihracat Kredi Bankasi A.S., 8.25%, 01/24/2024(a)	200,000	199,490
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	800,000	766,058
Turkiye Petrol Rafinerileri A.S.
4.50%, 10/18/2024(a)	200,000	184,998
4.50%, 10/18/2024(a)	200,000	184,998
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	197,266
Yapi ve Kredi Bankasi A.S., 5.85%, 06/21/2024(a)	200,000	189,647
		4,390,668
United Arab Emirates-10.29%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a)	400,000	392,049
2.13%, 09/30/2024(a)	800,000	784,098
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/2024(a)	200,000	201,936
3.88%, 05/06/2024(a)	200,000	201,936
BOS Funding Ltd., 4.00%, 09/18/2024(a)	200,000	197,865
DAE Funding LLC
1.55%, 08/01/2024(a)	200,000	186,356
1.55%, 08/01/2024(a)	200,000	186,356
DIFC Sukuk Ltd., 4.33%, 11/12/2024(a)	200,000	202,500
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	201,398
Emirates Development Bank PJSC, 3.52%, 03/06/2024(a)	200,000	200,841
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	200,395
Fab Sukuk Co. Ltd., 3.88%, 01/22/2024(a)	200,000	202,328
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	202,000
	Principal Amount	Value
United Arab Emirates-(continued)
Mashreqbank PSC, 4.25%, 02/26/2024(a)	$200,000	$201,880
MDGH GMTN (RSC) Ltd.
3.00%, 04/19/2024(a)	200,000	199,299
2.50%, 11/07/2024(a)	200,000	196,540
2.50%, 11/07/2024(a)	200,000	196,540
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	201,205
Shelf Drilling Holdings Ltd., 8.88%, 11/15/2024(a)	200,000	200,369
		4,555,891
Vietnam-1.38%
Vietnam Government International Bond
4.80%, 11/19/2024(a)	200,000	202,951
4.80%, 11/19/2024(a)	400,000	405,901
		608,852
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,609,425)		43,576,325
	Shares
Money Market Funds-1.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $449,759)	449,759	449,759
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.45% (Cost $45,059,184)		44,026,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.03%
Invesco Private Government Fund, 0.74%(d)(e)(f)	402,442	402,442
Invesco Private Prime Fund, 0.87%(d)(e)(f)	938,938	939,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,341,425)		1,341,474
TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $46,400,609)		45,367,558
OTHER ASSETS LESS LIABILITIES-(2.48)%		(1,095,767)
NET ASSETS-100.00%		$44,271,791

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
PIK-Pay-in-Kind

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $34,731,709, which represented 78.45% of the Fund’s Net Assets.
(b)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$294,311	$2,143,353	$(1,987,905)	$-	$-	$449,759	$297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	171,432	3,303,737	(3,072,727)	-	-	402,442	454*
Invesco Private Prime Fund	400,008	6,319,058	(5,779,795)	49	(288)	939,032	1,438*
Total	$865,751	$11,766,148	$(10,840,427)	$49	$(288)	$1,791,233	$2,189

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022, for each Fund (except for BulletShares 2027 Corporate Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF). As of May 31, 2022, all of the securities in BulletShares 2027 Corporate Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and  BulletShares 2031 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,604,697,729	$-	$1,604,697,729
U.S. Treasury Securities	-	33,922,772	-	33,922,772
Money Market Funds	481,466,991	-	-	481,466,991
Total Investments	$481,466,991	$1,638,620,501	$-	$2,120,087,492
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,305,262,383	$-	$2,305,262,383
Money Market Funds	60,928,857	67,059,768	-	127,988,625
Total Investments	$60,928,857	$2,372,322,151	$-	$2,433,251,008
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,829,993,314	$-	$2,829,993,314
Money Market Funds	20,278,956	67,442,018	-	87,720,974
Total Investments	$20,278,956	$2,897,435,332	$-	$2,917,714,288
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,483,371,718	$-	$1,483,371,718
Money Market Funds	8,780,875	64,601,269	-	73,382,144
Total Investments	$8,780,875	$1,547,972,987	$-	$1,556,753,862

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,034,809,428	$-	$1,034,809,428
Money Market Funds	6,327,345	67,444,242	-	73,771,587
Total Investments	$6,327,345	$1,102,253,670	$-	$1,108,581,015
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$252,166,378	$-	$252,166,378
Money Market Funds	799,667	37,323,367	-	38,123,034
Total Investments	$799,667	$289,489,745	$-	$290,289,412
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$129,829,877	$-	$129,829,877
Money Market Funds	441,795	8,617,407	-	9,059,202
Total Investments	$441,795	$138,447,284	$-	$138,889,079
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$72,799,647	$-	$72,799,647
Money Market Funds	375,847	4,166,878	-	4,542,725
Total Investments	$375,847	$76,966,525	$-	$77,342,372
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$22,458,471	$-	$22,458,471
Money Market Funds	190,099	403,188	-	593,287
Total Investments	$190,099	$22,861,659	$-	$23,051,758
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$536,961,799	$-	$536,961,799
U.S. Treasury Securities	-	158,854,545	-	158,854,545
Money Market Funds	4,467,501	-	-	4,467,501
Total Investments	$4,467,501	$695,816,344	$-	$700,283,845
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$688,673,208	$-	$688,673,208
Money Market Funds	8,428,116	103,905,228	-	112,333,344
Total Investments	$8,428,116	$792,578,436	$-	$801,006,552
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$489,243,685	$-	$489,243,685
Money Market Funds	1,717,847	79,700,352	-	81,418,199
Total Investments	$1,717,847	$568,944,037	$-	$570,661,884
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$361,082,079	$-	$361,082,079
Money Market Funds	8,051,765	58,141,109	-	66,192,874
Total Investments	$8,051,765	$419,223,188	$-	$427,274,953
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$166,968,320	$-	$166,968,320
Variable Rate Senior Loan Interests	-	-	11,704	11,704
Money Market Funds	1,697,110	31,539,267	-	33,236,377
Total Investments	$1,697,110	$198,507,587	$11,704	$200,216,401

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$40,854,436	$-	$40,854,436
Money Market Funds	717,621	10,145,089	-	10,862,710
Total Investments	$717,621	$50,999,525	$-	$51,717,146
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$19,831,553	$-	$19,831,553
Money Market Funds	190,938	1,979,284	-	2,170,222
Total Investments	$190,938	$21,810,837	$-	$22,001,775
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,572,013	$-	$10,572,013
Money Market Funds	80,699	282,139	-	362,838
Total Investments	$80,699	$10,854,152	$-	$10,934,851
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,358,471	$0	$9,358,471
U.S. Treasury Securities	-	3,196,277	-	3,196,277
Money Market Funds	4,961,942	-	-	4,961,942
Total Investments	$4,961,942	$12,554,748	$0	$17,516,690
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$33,733,463	$0	$33,733,463
Money Market Funds	227,574	694,978	-	922,552
Total Investments	$227,574	$34,428,441	$0	$34,656,015
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$43,576,325	$-	$43,576,325
Money Market Funds	449,759	1,341,474	-	1,791,233
Total Investments	$449,759	$44,917,799	$-	$45,367,558